As filed with the Securities and Exchange Commission on February 27, 2004
                                              Commission File Nos. 333-70472
                                                                   811-08664

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933                                [   ]

Pre-Effective Amendment No.                               [   ]

Post-Effective Amendment No. 9                            [  X]

                                     and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44                                          [ X ]

                      Jackson National Separate Account - I
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                                Susan Rhee, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                                 Joan Boros, Esq.
                                 Jorden Burt LLP
                        1025 Thomas Jefferson St., N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
         on (date) pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
 X       on May 3, 2004, pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered
         Variable Portion of Individual Deferred Variable Annuity Contracts

                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

         N-4 Item                                      Caption in Prospectus or
                                                       Statement of Additional
                                                       Information relating to
                                                       each Item


Part A.    Information Required in a Prospectus        Prospectus

1.         Cover Page                                  Cover Page

2.         Definitions                                 Not Applicable

3.         Synopsis                                    Key Facts; Fee Table

4.         Condensed Financial Information             Not Applicable


5.         General Description of Registrant,          Jackson National; The
           Depositor and Portfolio Companies           Separate Account;
                                                       Investment Divisions

6.         Deductions and Expenses                     Contract Charges

7.         General Description of Variable             The Annuity Contract;
           Annuity Contracts                           Purchases; Transfers;
                                                       Access To Your Money;
                                                       Income Payments (The
                                                       Income Phase); Death
                                                       Benefit; Other
                                                       Information

8.         Annuity Period                              Income Payments (The
                                                       Income Phase)

9.         Death Benefit                               Death Benefit

10.        Purchases and Contract Value                Purchases

11.        Redemptions                                 Access To Your Money

12.        Taxes                                       Taxes; Additional Tax
                                                       Information

13.        Legal Proceedings                           Other Information

14.        Table of Contents of the Statement of       Table of Contents of
           Additional Information                      Statement of Additional
                                                       Information

Part B.    Information Required in Statement of        Statement of
           Additional Information                      Additional Information

15.        Cover Page                                  Cover Page

16.        Table of Contents                           Table of Contents

17.        General Information and History             General Information
                                                       and History

18.        Services                                    Services

19.        Purchase of Securities Being Offered        Purchase of Securities
                                                       Being Offered

20.        Underwriters                                Underwriters

21.        Calculation of Performance Data             Calculation of
                                                       Performance

22.        Annuity Payments                            Net Investment
                                                       Factor

23.        Financial Statements                        Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

Explanatory Note

This Registration Statement contains 45 Funds of the JNL Series Trust and 11 Funds of the JNL Variable Fund LLC. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The approximate date of any proposed sale of securities to the public is May 3, 2004.

The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities & Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                                PERSPECTIVE II(R)


                           FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

     The CONTRACTS offered in this prospectus are the variable portions of individual and group, flexible premium, fixed and variable deferred annuity Contracts with:

>> 7 FIXED ACCOUNTS, including 4 Guaranteed Fixed Accounts (with guaranteed periods of 1, 3, 5 and 7 years), 2 DCA+ Fixed Accounts (used for certain dollar cost averaging transfers), and an Indexed Fixed Option (see accompanying brochure - not part of the prospectus), each of which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company ("we" or "us"), as may be made available by us, or as may be otherwise limited by us;


>> 55 INVESTMENT DIVISIONS of Jackson National Separate Account - I (the "Separate Account") each of which purchases shares of one Fund of JNL Series Trust or JNL Variable Fund LLC, mutual funds with a full range of investment objectives;


>> A BASE CONTRACT designed to facilitate your RETIREMENT SAVINGS or other long-term investment purposes by permitting you to:

          o accumulate savings for your retirement on a TAX-DEFERRED BASIS during the ACCUMULATION PHASE on a fixed, variable, or fixed and variable basis;

          o receive income payments in the INCOME PHASE on a fixed, variable, or fixed and variable basis;

          o receive a basic DEATH BENEFIT, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us; and

          o    have significant ACCESS TO YOUR CONTRACT VALUES without incurring
               a   withdrawal   charge   in  the   event  of   certain   serious
               health-related emergencies;

>> A variety of OPTIONAL FEATURES that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

          o    6 types of OPTIONAL DEATH BENEFITS;

          o 3 types of "CONTRACT ENHANCEMENTS" (under which we credit your contract values with 2%, 3% or 4% of each premium payment you make in the first Contract year);

          o a GUARANTEED MINIMUM INCOME BENEFIT (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract years, subject to specific conditions);

          o a GUARANTEED MINIMUM WITHDRAWAL BENEFIT (that permits you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue, the contract value, less any recapture charges, will be used instead of the net premium payment at issue)). Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the issue date. The guarantee is effective if gross partial withdrawals taken within any one Contract year do not exceed 7% of net premium payments);

          o 2 types of SHORTENED WITHDRAWAL CHARGE PERIODS (3 or 5 years instead of the Contract's usual 7 year period); and

          o a 20% ADDITIONAL FREE WITHDRAWAL FEATURE (that permits you greater access to your contract values without a withdrawal charge).

THIS PROSPECTUS DESCRIBES A VARIETY OF OPTIONAL FEATURES, NOT ALL OF WHICH MAY BE AVAILABLE AT THE TIME YOU ARE INTERESTED IN PURCHASING A CONTRACT, AS WE RESERVE THE RIGHT TO PROSPECTIVELY RESTRICT AVAILABILITY OF THE OPTIONAL FEATURES. IN ADDITION, NOT ALL OPTIONAL FEATURES MAY BE AVAILABLE IN COMBINATION WITH OTHER OPTIONAL FEATURES, AS WE ALSO RESERVE THE RIGHT TO PROSPECTIVELY RESTRICT THE AVAILABILITY TO ELECT CERTAIN FEATURES IF CERTAIN OTHER OPTIONAL FEATURES HAVE BEEN ELECTED. PLEASE CONFIRM THAT YOU HAVE THE MOST CURRENT PROSPECTUS AND SUPPLEMENTS TO THE PROSPECTUS THAT DESCRIBE THE CURRENT AVAILABILITY AND ANY RESTRICTIONS ON THE OPTIONAL FEATURES.

EXPENSES FOR A CONTRACT WITH A CONTRACT ENHANCEMENT WILL BE HIGHER THAN THOSE FOR A CONTRACT WITHOUT A CONTRACT ENHANCEMENT, AND IN SOME CASES THE AMOUNT OF A CONTRACT ENHANCEMENT MAY BE MORE THAN OFFSET BY THOSE EXPENSES.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES.

================================================================================
PLEASE READ THIS PROSPECTUS BEFORE YOU PURCHASE A CONTRACT. IT CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

To learn more about the Perspective II Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2004, by calling us at (800) 766-4683 or by writing us at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
================================================================================

                   THE SEC HAS NOT APPROVED OR DISAPPROVED THE
                    PERSPECTIVE II FIXED AND VARIABLE ANNUITY
                       OR PASSED UPON THE ADEQUACY OF THIS
                     PROSPECTUS. IT IS A CRIMINAL OFFENSE TO
                              REPRESENT OTHERWISE.

--------------------------------------------------------------------------------


o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency


--------------------------------------------------------------------------------

       "JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


                                   MAY 1, 2004

                                TABLE OF CONTENTS


KEY FACTS...............................................................1
FEE TABLE...............................................................4
THE ANNUITY CONTRACT...................................................25
JACKSON NATIONAL.......................................................25
THE FIXED ACCOUNTS.....................................................25
THE SEPARATE ACCOUNT...................................................27
INVESTMENT DIVISIONS...................................................27
CONTRACT CHARGES.......................................................35
PURCHASES..............................................................41
TRANSFERS..............................................................45
TELEPHONE AND INTERNET TRANSACTIONS....................................46
ACCESS TO YOUR MONEY...................................................47
INCOME PAYMENTS (THE INCOME PHASE).....................................53
DEATH BENEFIT..........................................................57
TAXES..................................................................63
OTHER INFORMATION......................................................66
PRIVACY POLICY.........................................................68
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...........70
APPENDIX A............................................................A-1
APPENDIX B............................................................B-1
APPENDIX C............................................................C-1
APPENDIX D............................................................D-1
APPENDIX E...............................................................

                                    KEY FACTS

THE ANNUITY CONTRACT Your Contract permits you to accumulate your contract values

     o on a fixed basis through allocations to one of our fixed accounts (the "FIXED ACCOUNTS"), including four Guaranteed Fixed Accounts (with guaranteed periods of 1, 3, 5, or 7 years), two DCA+ Fixed Accounts (used in connection with certain dollar cost averaging transfers) and an Indexed Fixed Option (with a minimum guaranteed return and additional possible returns based on the performance of the S&P 500 Index), as may be made available by us, or as may be otherwise limited by us. There may be periods when we do not offer any Fixed Accounts, or impose special transfer requirements on the Fixed Accounts; or

     o on a variable basis, by allocations to one or more of the Investment Divisions of our Separate Account (the "INVESTMENT DIVISIONS"). (We refer to the Fixed Accounts and the Investment Divisions together as "ALLOCATION OPTIONS.")

Regardless of which Allocation Option(s) you select, investment earnings on your premiums for non-qualified Contracts will be TAX DEFERRED. Tax deferral on qualified Contracts is derived from their status as qualified Contracts. SEE " Taxes" for information on the tax treatment of investment earnings. Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a DEATH BENEFIT during the ACCUMULATION PHASE (when you make premium payments to us) and a variety of income options during the INCOME PHASE (when we make income payments to you). We generally will not issue a Contract to anyone over age 90.

--------------------------------------------------------------------------------
OPTIONAL FEATURES

Optional features of your Contract include:

o an EARNINGS PROTECTION BENEFIT ENDORSEMENT (a form of optional death benefit that may add up to 40% of your Contract's earnings to the death benefit otherwise payable at your death);

o five types of OPTIONAL DEATH BENEFIT ENDORSEMENTS (you may select only one of these five optional death benefits) that permit you to protect your Contract's minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses during the accumulation phase;

o a CONTRACT ENHANCEMENT ENDORSEMENT (a credit to your contract value from our general account equal to 2%, 3% or 4% of your premium payments in the first Contract year) that provides net contract value benefits under selected circumstances. If you purchased your Contract between March 18, 2003 and June 3, 2003, the 3% and 4% Contract Enhancements were not available. For Contracts purchased between June 4, 2003 and August 17, 2003, the 3 year, 5 year and 7 year Guaranteed Fixed Accounts are unavailable if you select the 3% or 4% Contract Enhancements. The 1 year Guaranteed Fixed Account is available but will be subject to transfer requirements. These restrictions applied to the 2% contract enhancement for Contracts purchased between July 14, 2003 and August 17, 2003. See "Optional Contract Enhancements" at page 42;

o a GUARANTEED MINIMUM INCOME BENEFIT (guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase);

o a GUARANTEED MINIMUM WITHDRAWAL BENEFIT (that permits you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue (availability may be limited to the issue date), the contract value, less any recapture charges, will be used instead of the net premium payment at issue)). The guarantee is effective if partial withdrawals taken within any one Contract year do not exceed 7% of net premium payments;

o a 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT (permits you to withdraw 20% of premium (excluding premium in the Indexed Fixed Option) still subject to a withdrawal charge minus earnings during each Contract year without a withdrawal charge);

o a THREE-YEAR WITHDRAWAL CHARGE PERIOD ENDORSEMENT (reduces the withdrawal charge applicable through the third contribution year and eliminates it in years four through seven); and

o a FIVE-YEAR WITHDRAWAL CHARGE PERIOD ENDORSEMENT (reduces the withdrawal charge applicable through the fifth contribution year and eliminates it in years six and seven).

These optional features may not be available in your state or there may be state variations in the terms of your benefits as reflected in the Contract issued in your state. Moreover, the benefits of certain options may be limited when combined with other available options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You may not allocate your contract values to more than 18 options (Investment Divisions and Fixed Accounts) at any one time. Each Investment Division invests in a single FUND (investment portfolio) of an underlying mutual fund.

--------------------------------------------------------------------------------
PURCHASES

Under most circumstances, you must make an initial premium payment of at least $5,000 ($2,000 for a qualified plan Contract). You are permitted to make subsequent premium payments at any time during the accumulation phase. Each subsequent payment must be at least $500 ($50 under an automatic payment plan). The Indexed Fixed Option has initial and subsequent allocation minimums of $5,000. The Investment Divisions and Guaranteed Fixed Accounts have initial and subsequent allocation minimums of $100. We reserve the right to refuse any premium payment. We reserve the right to restrict availability or impose restrictions on the Indexed Fixed Option and the Guaranteed Fixed Accounts.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY

You can withdraw all or a portion of your contract values during the accumulation phase. The Contract offers two programs for taking periodic withdrawals, as distinguished from scheduled partial withdrawals. Withdrawals may be subject to a withdrawal charge and an "EXCESS INTEREST ADJUSTMENT." We may also deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract. You may also have to pay taxes and a tax penalty on money you withdraw.

--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income payments from us (most typically, when you retire). During this "INCOME PHASE," you have the same variable allocation options as during the accumulation phase.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your BENEFICIARY will receive a death benefit of at least the greater of your contract value on the date we receive proof of death and completed claim forms from your beneficiary or the total premiums you have paid since your Contract was issued MINUS prior withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes. If you select the Earnings Protection Benefit Endorsement, the death benefit may be enhanced if there is positive investment performance, and if you select one of the five optional death benefit endorsements, the death benefit may be protected from poor investment performance.

--------------------------------------------------------------------------------
FREE LOOK

If you cancel your Contract within ten days after receiving it (or any longer period required in your state), we will return to you the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent, MINUS any Contract Enhancement recapture charge. This may be more or less than your original payment. If required by your state, we instead will return your premium.

--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code, you generally will not be taxed on the earnings on your contract value until you make a withdrawal (this is referred to as TAX-DEFERRAL). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan. Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.
--------------------------------------------------------------------------------

EXPENSES

Your Contract has insurance features and investment features, and there are costs related to each. Each Fund has its own expenses. The Contract's charges and Fund expenses are described in the following Fee Table:

                                    FEE TABLE

The information below describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The information describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer cash value between investment options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES
         MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS): 8.5%

        Completed Years Since Receipt of
        Premium/1/                             0       1       2       3       4       5      6       7+
        Withdrawal Charge                      8.5%    8%      7%      6%      5%      4%     2%      0
        Withdrawal Charge if Five-Year
             Period is elected                 8%      7%      6%      4%      2%      0      0       0
        Withdrawal Charge if Three-Year
             Period is elected                 7.5%    6.5%    5%      0       0       0      0       0

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE
         CORRESPONDING FIRST YEAR PREMIUM PAYMENTS WITHDRAWN IF AN OPTIONAL
         CONTRACT ENHANCEMENT IS SELECTED):

        Completed Years Since Receipt of
        Premium/2/                           0      1         2         3         4          5         6       7+
        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%        0         0       0
        Recapture Charge (3% Credit)         3%     3%         2%        2%        2%        1%        1%      0
        Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%     1.25%     1.25%      0

         TRANSFER CHARGE:  $25 for each transfer in excess of 15 in a Contract year/3/


         OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE ("GMIB"): .60% of GMIB Benefit Base/4/


         COMMUTATION FEE: If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a (a) discount rate that is equal to the rate assumed in calculating the initial income payment and (b) discount rate that is no more than 1% higher than (a).

The information below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

         ANNUAL CONTRACT MAINTENANCE CHARGE:   $35/5/


SEPARATE ACCOUNT ANNUAL EXPENSES (as an annual percentage of average daily account value)
         BASE CONTRACT CHARGES
         ---------------------
         MORTALITY AND EXPENSE RISK CHARGES                                             1.10%/6/
         ADMINISTRATION CHARGE                                                           .15%/7/
                                                                                        ----
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
         (WITH NO OPTIONAL BENEFITS)                                                    1.25%


         CHARGES FOR OPTIONAL ENDORSEMENTS
         ---------------------------------

         EARNINGS PROTECTION BENEFIT                                                     .30%
         OPTIONAL DEATH BENEFIT                                                          .55%/8/
         20% ADDITIONAL FREE WITHDRAWAL                                                  .30%
         THREE-YEAR WITHDRAWAL CHARGE PERIOD                                             .45%
         FIVE-YEAR WITHDRAWAL CHARGE PERIOD                                              .30%
         CONTRACT ENHANCEMENT (2% CREDIT)                                               .395%/9/
         CONTRACT ENHANCEMENT (3% CREDIT)                                                .42%/10/
         CONTRACT ENHANCEMENT (4% CREDIT)                                                .56%/10/
         GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB")                                  .70%/11/


         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES

         (WITH MAXIMUM OPTIONAL ENDORSEMENTS WITHOUT THE GMIB)                           3.81%/12/


The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses)


Minimum:  .59%

Maximum: 1.46%



FUND ANNUAL EXPENSES (as an annual percentage of the Fund's average daily net assets) [TO BE UPDATED BY AMENDMENT]

                                                                      MANAGEMENT     ESTIMATED

                                                                          AND       DISTRIBUTION    12B-1     TOTAL         FUND
                                                                    ADMINISTRATIVE    (12B-1)      SERVICE    OTHER        ANNUAL
                                                                       FEE/13/         FEES/14/     FEE/15/  EXPENSES     EXPENSES

FUND NAME
----------------------------------------------------------------- ------------------- ------------ -------- ---------- -------------

JNL/AIM Large Cap Growth Fund                                          0.90%             0.05%      0.20%       0%           1.15%


JNL/AIM Small Cap Growth Fund                                          0.95%             0.02%      0.20%       0%           1.17%
JNL/Alger Growth Fund                                                  0.88%                0%      0.20%       0%           1.08%
JNL/Alliance Capital Growth Fund                                       0.68%             0.01%      0.20%       0%           0.89%
JNL/Eagle Core Equity Fund                                             0.77%             0.03%      0.20%       0%           1.00%
JNL/Eagle SmallCap Equity Fund                                         0.85%             0.03%      0.20%       0%           1.08%
JNL/FMR Balanced Fund                                                  0.85%             0.02%      0.20%       0%           1.07%
JNL/FMR Capital Growth Fund                                            0.84%             0.05%      0.20%       0%           1.09%
JNL/JPMorgan International Value Fund                                  0.93%               0%       0.20%       0%           1.13%
JNL/Lazard Mid Cap Value Fund                                          0.88%             0.04%      0.20%       0%           1.12%
JNL/Lazard Small Cap Value Fund                                        0.94%             0.03%      0.20%       0%           1.17%
JNL/Mellon Capital Management S&P 500 Index Fund*                      0.39%             0.01%      0.20%       0%           0.60%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund*               0.39%             0.01%      0.20%       0%           0.60%
JNL/Mellon Capital Management Small Cap Index Fund*                    0.39%             0.02%      0.20%       0%           0.61%
JNL/Mellon Capital Management Bond Index Fund*                         0.40%                0%      0.20%       0%           0.60%
JNL/Mellon Capital Management International Index Fund*                0.45%                0%      0.20%       0%           0.65%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund*       0.58%             0.01%      0.20%       0%           0.79%
JNL/Oppenheimer Global Growth Fund                                     0.85%                0%      0.20%       0%           1.05%
JNL/Oppenheimer Growth Fund                                            0.80%                0%      0.20%       0%           1.00%
JNL/PIMCO Total Return Bond Fund                                       0.60%                0%      0.20%       0%           0.80%
JNL/PPM America Balanced Fund                                          0.61%             0.01%      0.20%       0%           0.82%
JNL/PPM America High Yield Bond Fund                                   0.62%                0%      0.20%       0%           0.82%
JNL/PPM America Money Market Fund                                      0.40%                0%      0.20%       0%           0.60%
JNL/PPM America Value Fund                                             0.65%             0.13%      0.20%       0%           0.98%
JNL/Putnam Equity Fund                                                 0.79%             0.06%      0.20%       0%           1.05%
JNL/Putnam International Equity Fund                                   1.03%             0.03%      0.20%       0%           1.26%
JNL/Putnam Midcap Growth Fund                                          0.85%             0.05%      0.20%       0%           1.10%
JNL/Putnam Value Equity Fund                                           0.78%             0.03%      0.20%       0%           1.01%
JNL/S&P Conservative Growth Fund I/16/                                 0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Moderate Growth Fund I/16/                                 0.20%                0%         0%       0%           0.20%
JNL/S&P Aggressive Growth Fund I/16/                                   0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Equity Aggressive Growth Fund I/16/                        0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Equity Growth Fund I/16/                                   0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Very Aggressive Growth Fund I/16/                          0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Core Index 50 Fund/16/                                     0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Core Index 75 Fund/16/                                     0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Core Index 100 Fund/16/                                    0.20%                0%         0%       0%           0.20%
JNL/Salomon Brothers Strategic Bond Fund                               0.75%                0%      0.20%       0%           0.95%
JNL/Salomon Brothers U.S. Government & Quality Bond Fund               0.58%                0%      0.20%       0%           0.78%
JNL/Select Large Cap Growth Fund                                       0.82%             0.08%      0.20%       0%           1.10%
JNL/Select Global Growth Fund                                          0.92%             0.03%      0.20%       0%           1.15%




/16/ UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from .79% to 1.46% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Fund I .................... 1.050%
         JNL/S&P Moderate Growth Fund I .......................  1.117%
         JNL/S&P Aggressive Growth Fund I .....................  1.190%
         JNL/S&P Very Aggressive Growth Fund I ................  1.222%
         JNL/S&P Equity Growth Fund I..........................  1.214%
         JNL/S&P Equity Aggressive Growth Fund I...............  1.222%
         JNL/S&P Core Index 50 Fund ............................ 1.009%
         JNL/S&P Core Index 75 Fund ............................ 0.950%
         JNL/S&P Core Index 100 Fund ..........................  0.869%

S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.


JNL/T. Rowe Price Established Growth Fund                              0.72%             0.02%      0.20%        0%          0.94%
JNL/T. Rowe Price Mid-Cap Growth Fund                                  0.83%             0.01%      0.20%        0%          1.04%
JNL/T. Rowe Price Value Fund                                           0.80%             0.02%      0.20%        0%          1.02%
JNL/Mellon Capital Management The DowSM 10 Fund/17/                    0.46%                0%      0.20%     0.01%          0.67%
JNL/Mellon Capital Management The S&P(R) 10 Fund/18/                   0.47%                0%      0.20%     0.01%          0.68%
JNL/Mellon Capital Management Global 15 Fund*                          0.52%                0%      0.20%     0.01%          0.73%
JNL/Mellon Capital Management 25 Fund*                                 0.47%                0%      0.20%     0.01%          0.68%
JNL/Mellon Capital Management Select Small-Cap Fund*                   0.46%                0%      0.20%     0.01%          0.67%
JNL/Mellon Capital Management Communications Sector Fund*              0.52%                0%      0.20%     0.01%          0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund*             0.52%                0%      0.20%     0.02%          0.74%
JNL/Mellon Capital Management Energy Sector Fund*                      0.52%                0%      0.20%     0.02%          0.74%
JNL/Mellon Capital Management Financial Sector Fund*                   0.52%                0%      0.20%     0.01%          0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector*        0.52%                0%      0.20%     0.02%          0.74%
Fund
JNL/Mellon Capital Management Technology Sector Fund*                  0.52%                0%      0.20%     0.01%          0.73%



EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit Endorsement, the three-year withdrawal charge period, the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge), and the 4% Contract Enhancement Endorsement. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
[TO BE UPDATED BY AMENDMENT]

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
[TO BE UPDATED BY AMENDMENT]

The following examples include minimum Fund fees and expenses and include no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
[TO BE UPDATED BY AMENDMENT]

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
[TO BE UPDATED BY AMENDMENT]

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect the expenses of the Separate Account and the Funds. Premium taxes may also apply. The examples reflect the annual contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the guaranteed fixed accounts.

A withdrawal charge is imposed on income payments which occur within one year of the date the Contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is provided below. It shows values for the following Contracts:

     o Contracts with no endorsements (or a Contract with the compounding death benefit and the administrative fee waiver)

     o    Contracts with optional endorsements.

ACCUMULATION UNIT VALUES
CONTRACT - M&E&A 1.15% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
BASE CONTRACT
COMPOUNDING DEATH BENEFIT AND $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. [TO BE UPDATED BY AMENDMENT]



ACCUMULATION UNIT VALUES
CONTRACT - M&E&A 2.395% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 2% AND 20% ADDITIONAL WITHDRAWAL
COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION DEATH BENEFIT AND PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND 20% ADDITIONAL WITHDRAWAL


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. [TO BE UPDATED BY AMENDMENT]



All other accumulation unit value history can be found in the SAI.


The consolidated balance sheets of Jackson National Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2003, and the financial statements of Jackson National Life Insurance Company's Jackson National Separate Account - I as of December 31, 2003, are included in the SAI. [Jackson National Life Insurance Company's Jackson National Separate Account - I TO BE UPDATED BY AMENDMENT]


The Separate Account's financial and the financial statements of Jackson National have been audited by KPMG LLP, independent accountants.

                              THE ANNUITY CONTRACT

================================================================================
YOU MAY CHOOSE AMONG FIXED AND VARIABLE ALLOCATION OPTIONS IN BOTH THE ACCUMULATION AND INCOME PHASES OF YOUR CONTRACT, AS THEN CURRENTLY AVAILABLE.
================================================================================

Your Contract is a Contract between you, the owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity Contract. We will generally not issue a Contract to someone older than 90. You may allocate your contract values to

     o our Guaranteed Fixed Accounts, as may be made available by us, or as may be otherwise limited by us,

     o our Indexed Fixed Option, as may be made available by us, or as may be otherwise limited by us, or to

     o Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity Contracts, has two phases:

     o    the ACCUMULATION PHASE, when you make premium payments to us, and

     o    the INCOME PHASE, when we make income payments to you.

As the owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment. An assignment may be a taxable event.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group Contract. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                JACKSON NATIONAL

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue the Contracts and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each owner, the number and type of Contracts issued to each owner, and records with respect to the value of each Contract.


We are working to provide statements/correspondence/information electronically. When this program is available, We will, if possible, forward statements/correspondence/ information electronically. If you elect to receive statements/correspondence electronically and wish to discontinue electronic delivery, contact us at our Service Center in writing.


================================================================================
WE ARE A LIFE INSURANCE COMPANY AND ISSUE ANNUITIES AND LIFE INSURANCE
CONTRACTS.
================================================================================

                               THE FIXED ACCOUNTS

Contract value that you allocate to a Fixed Account option will be placed with other assets in our general account. The Fixed Account options are not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of Fixed Account options, and transfers into and out of the Fixed Account options, may be subject to contractual and administrative requirements. Accordingly, before purchasing a Contract, you should consult your JNL representative with respect to the current availability of Fixed Accounts and their limitations.

================================================================================
THE FIXED ACCOUNTS ARE NOT SECURITIES. YOUR ALLOCATIONS TO ANY FIXED ACCOUNT WILL ACCUMULATE AT LEAST AT THE MINIMUM GUARANTEED RATE OF THAT FIXED ACCOUNT.
================================================================================

Each available GUARANTEED FIXED ACCOUNT offers a minimum interest rate that we guarantee for a specified period (for example, one, three, five or seven years). We guarantee principal and interest of any contract values while they are allocated to a Guaranteed Fixed Account if amounts allocated to the account are not withdrawn until the end of the chosen duration. The value of a Guaranteed Fixed Account may be reduced by an "EXCESS INTEREST ADJUSTMENT" and a withdrawal charge if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than the premium payments, minus any applicable premium tax and transfers allocated to the Guaranteed Fixed Accounts, MINUS transfers, withdrawals, and charges from the Guaranteed Fixed Account, accumulated at 2% for the first 10 years and 3% thereafter (3% in all years for contracts issued prior to August 18, 2003 or issued in the following states:
Connecticut, Indiana, Oregon, Texas, Washington), MINUS any withdrawal charges or any tax due. Your Contract contains a more complete description of the Guaranteed Fixed Accounts, as supplemented by our administrative requirements relating to transfers.

For Contract owners who purchased their Contract between June 4, 2003 and August 17, 2003, the three, five and seven year Guaranteed Fixed Accounts were not available if the 3% or 4% contract enhancement was selected (for the 2% contract enhancement, these restrictions were in place between July 14, 2003 and August 17, 2003). You may allocate premiums to the 1 year Guaranteed Fixed Account, but the amount in the 1 year Guaranteed Fixed Account will be automatically transferred on a monthly basis in equal installments to your choice of investment division within 12 months of the date the Company receives the premium. At the end of the period, all amounts in the 1 year Guaranteed Fixed Account will have been transferred, The amount will be determined based on the amount allocated to the 1 year Guaranteed Fixed Account and the interest rate guaranteed for that option. Charges, withdrawals and additional transfers taken from the 1 year Guaranteed Fixed Account will shorten the length of time it takes to deplete the account. These automatic transfers will not count against the 15 free transfers in a Contract year.

================================================================================
BOTH THE AVAILABILITY OF FIXED ACCOUNT OPTIONS, AND TRANSFERS INTO AND OUT OF THE FIXED ACCOUNT OPTIONS, MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE LIMITATIONS.
================================================================================

Interest will continue to be credited daily on the account balance remaining in the 1year Guaranteed Fixed Account as funds are automatically transferred into your choice of investment division options. However, the effective yield over the 12 month automatic transfer period will be less than the interest rate declared, as it will be applied to a declining balance in the 1 year Guaranteed Fixed Account.

The DCA+ FIXED ACCOUNTS, IF AVAILABLE, each offer a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Accounts. From time to time, we will offer special enhanced rates on the DCA+ Fixed Accounts. DCA+ Fixed Accounts are only available for new premiums.


The INDEXED FIXED OPTION, IF AVAILABLE, offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P 500 Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your Indexed Fixed Option will be the amount allocated to the Indexed Fixed Option accumulated at 3% per year, less any amounts cancelled or withdrawn for charges, deductions or withdrawals, any tax due, and any withdrawal charges. The Indexed Fixed Option is described in your Contract and supplementary materials your JNL Representative can provide you. The Indexed Fixed Option is not available if you select the Three-Year Withdrawal Charge Period option.


                              THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

================================================================================
YOUR ALLOCATIONS TO INVESTMENT DIVISIONS ARE INVESTED IN UNDERLYING FUNDS AND WHETHER YOU MAKE OR LOSE MONEY DEPENDS ON THE INVESTMENT PERFORMANCE OF THOSE FUNDS.
================================================================================

                              INVESTMENT DIVISIONS

You can allocate your contract value to any or all of the Investment Divisions; however, you may not allocate to more than 18 Allocation Options at any one time. Each Investment Division purchases the shares of one underlying FUND (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate contract values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

                                                          THE FUNDS, INVESTMENT OBJECTIVES AND ADVISERS

          ==================================== =========================================== ==========================
                                                                                            INVESTMENT ADVISER (AND
                     NAME OF FUND                         INVESTMENT OBJECTIVE                   SUB-ADVISER)
          ===========================================================================================================
          JNL SERIES TRUST
          -----------------------------------------------------------------------------------------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/AIM Large Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               investing in securities of                  Management, LLC (and AIM
                                               large-capitalization companies.             Capital Management, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/AIM Small Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and AIM
                                               assets (net assets plus the amount of any   Capital Management, Inc.)
                                               borrowings for investment purposes) in
                                               securities of small-cap companies.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Alger Growth                     Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio of        Fred Alger Management,
                                               equity securities - common stock,           Inc.)
                                               preferred stock, and securities
                                               convertible into or exchangeable for
                                               common stock - of large companies which
                                               trade on U.S. exchanges or in the U.S.
                                               over-the-counter market.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Alliance Capital Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks or securities    Alliance Capital
                                               with common stock characteristics that      Management L.P.)
                                               the sub-adviser believes have the
                                               potential for capital appreciation, which
                                               include securities convertible into or
                                               exchangeable for common stock.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Eagle Core Equity                Seeks long-term capital appreciation and,   Jackson National Asset
                                               secondarily, current income by investing    Management, LLC (and
                                               at least 80% of its assets (net assets      Eagle Asset Management,
                                               plus the amount of any borrowings for       Inc.)
                                               investment purposes) in a diversified
                                               portfolio of common stock of U.S.
                                               companies that meet the criteria for one
                                               of three separate equity strategies: the
                                               growth equity strategy, the value equity
                                               strategy and the equity income strategy.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Eagle SmallCap Equity            Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Eagle Asset Management,
                                               for investment purposes) in a diversified   Inc.)
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of securities represented by
                                               the Russell 2000.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/FMR Balanced                     Seeks income and capital growth,            Jackson National Asset
                                               consistent reasonable risk by investing     Management, LLC (and
                                               60% of its assets in securities and the     Fidelity Investments(R))
                                               remainder n bonds and other debt
                                               securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/FMR Capital Growth               Seeks long-term growth of capital by        Jackson National Asset
                                               investing in medium-sized companies.        Management, LLC (and
                                                                                           Fidelity Investments(R))

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------


          JNL/JPMorgan International Value     Seeks high total return from a portfolio    Jackson National Asset
                                               of equity securities of foreign companies   Management, LLC (and
                                               in developed and, to a lesser extent,       J.P. Morgan Investment
                                               developing markets.                         Management, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Lazard Mid Cap Value             Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented in the
                                               Russell Mid Cap Index and that the
                                               sub-adviser believes are undervalued
                                               based on their return on equity.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Lazard Small Cap Value           Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented by the
                                               Russell 2000(R)Index that the sub-adviser
                                               believes are undervalued based on their
                                               return on equity.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management S&P    Seeks to match the performance of the S&P   Jackson National Asset
          500 Index                            500(R) Index to provide long-term capital   Management, LLC (and
                                               growth by investing in                      Mellon Capital
                                               large-capitalization company securities.    Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management S&P    Seeks to match the performance of the S&P   Jackson National Asset
          400 MidCap Index                     400(R) Index to provide long-term capital    Management, LLC (and
                                               growth by investing in equity securities     Mellon Capital
                                               of medium capitalization weighted            Management Corporation)
                                               domestic corporations.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks to match the performance of the       Jackson National Asset
          Small Cap Index                      Russell 2000(R)Index to provide long-term   Management, LLC (and
                                               growth of capital by investing in equity    Mellon Capital
                                               securities of small to mid-size domestic    Management Corporation)
                                               corporations.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management Bond   Seeks to match the performance of the       Jackson National Asset
          Index                                Lehman Brothers Aggregate Bond Index to     Management, LLC (and
                                               provide a moderate rate of income by        Mellon Capital
                                               investing in domestic fixed-income          Management Corporation)
                                               investments.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks to match the performance of the       Jackson National Asset
          International Index                  Morgan Stanley Capital International        Management, LLC (and
                                               Europe Australasia Far East Free Index to   Mellon Capital
                                               provide long-term capital growth by         Management Corporation)
                                               investing in international equity
                                               securities attempting to match
                                               the characteristics of each
                                               country within the index.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks to exceed the performance of the      Jackson National Asset
          Enhanced S&P 500 Stock Index         S&P 500 Index by tilting towards stocks     Management, LLC (and
                                               having higher expected return while         Mellon Capital
                                               maintaining overall index characteristics.  Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Oppenheimer Global Growth        Seeks capital appreciation by investing     Jackson National Asset
                                               primarily in common stocks of companies     Management, LLC (and
                                               in the U.S. and foreign countries. The      OppenheimerFunds, Inc.)
                                               Fund can invest without limit in foreign
                                               securities and can invest in any country,
                                               including countries with developed or
                                               emerging markets.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Oppenheimer Growth               Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of "growth          Management, LLC (and
                                               companies." The Fund currently focuses on   OppenheimerFunds, Inc.)
                                               stocks of companies having a large
                                               capitalization (currently more than $12
                                               billion) or mid-capitalization ($2
                                               billion to $12 billion), but this focus
                                               could change over time as well as the
                                               companies the Fund considers to be
                                               currently large and mid-capitalization.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/PIMCO Total Return Bond          Seeks maximum total return, consistent      Jackson National Asset
                                               with the preservation of capital and        Management, LLC (and
                                               prudent investment management, by           Pacific Investment
                                               normally investing at least 80% of its      Management Company LLC)
                                               assets (net assets plus the amount of any
                                               borrowings for investment purposes) in a
                                               diversified portfolio of
                                               investment-grade, fixed-income securities
                                               of U.S. and foreign issuers such as
                                               government, corporate, mortgage- and
                                               other asset-backed securities and cash
                                               equivalents.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/PPM America Balanced             Seeks reasonable income, long-term          Jackson National Asset
                                               capital growth and preservation of          Management, LLC (and PPM
                                               capital by investing primarily in a         America, Inc.)
                                               diversified portfolio of common stock and
                                               fixed-income securities of U.S.

                                               companies, but may also invest in
                                               securities convertible into
                                               common stocks, deferred debt
                                               obligations and zero coupon
                                               bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/PPM America High Yield Bond      Seeks to provide a high level of current    Jackson National Asset
                                               income, with capital appreciation as a      Management, LLC (and PPM
                                               secondary investment objective, by          America, Inc.)
                                               investing substantially in a diversified
                                               portfolio of long-term (over 10 years to
                                               maturity) and intermediate-term (3 to 10
                                               years to maturity) fixed-income
                                               securities of U.S. and foreign issuers,
                                               with an emphasis on higher-yielding,
                                               higher-risk, lower-rated or unrated bonds.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/PPM America Money Market         Seeks a high  level of current income as    Jackson National Asset
                                               is consistent with the preservation of      Management, LLC (and PPM
                                               capital and maintenance of liquidity by     America, Inc.)
                                               investing in high quality,
                                               short-term money market
                                               instruments.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/PPM America Value                Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and PPM
                                               assets in common stocks of domestic         America, Inc.)
                                               companies.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam Equity                    Seeks long-term capital growth by           Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stock of domestic,      Putnam Investment
                                               large-capitalization companies. However,    Management, Inc.)
                                               the Fund may also invest in preferred
                                               stocks, bonds, convertible preferred
                                               stock and convertible debentures if the
                                               sub-adviser believes that they offer the
                                               potential for capital appreciation.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam International Equity      Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Putnam Investment
                                               for investment purposes) in a diversified   Management, Inc.)
                                               portfolio consisting primarily of common
                                               stocks of non-U.S. companies. The Fund
                                               invests in foreign securities that the
                                               sub-adviser believes offer significant
                                               potential for long-term appreciation.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam Midcap Growth             Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of U.S. companies   Management, LLC (and
                                               with a focus on growth stocks which are     Putnam Investment
                                               stocks whose earnings the sub-adviser       Management, Inc.)
                                               believes are likely to grow faster than
                                               the economy as a whole.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam Value Equity              Seeks capital growth, with income as a      Jackson National Asset
                                               secondary objective, by investing           Management, LLC (and
                                               primarily in a diversified portfolio of     Putnam Investment
                                               equity securities of domestic,              Management, Inc.)
                                               large-capitalization companies. At least
                                               80% of its assets (net assets plus the
                                               amount of any borrowings for investment
                                               purposes) will be invested, under normal
                                               market conditions, in equity securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Conservative Growth I        Seeks capital growth and current income     Jackson National Asset
                                               by investing in a diversified group of      Management, LLC (and
                                               other Funds of the Trust that invest in     Standard & Poor's
                                               equity and fixed income securities.         Investment Advisory
                                                                                           Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Moderate Growth I            Seeks capital growth with current income    Jackson National Asset
                                               as a secondary objective by investing in    Management, LLC (and
                                               a diversified group of other Funds of the   Standard & Poor's
                                               Trust that invest in equity and fixed       Investment Advisory
                                               income securities.                          Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Aggressive Growth I          Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity and fixed       Standard & Poor's
                                               income securities.                          Investment Advisory
                                                                                           Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Equity Aggressive Growth I   Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Equity Growth I              Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Very Aggressive Growth I     Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity securities.     Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Core Index 50                Seeks capital growth and current income     Jackson National Asset
                                               by investing 50% of the Fund's assets in    Management, LLC (and
                                               the index funds of the Trust and 50% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Core Index 75                Seeks capital growth and current income     Jackson National Asset
                                               by investing 75% of the Fund's assets in    Management, LLC (and
                                               the index funds of the Trust and 25% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Core Index 100               Seeks capital growth and current income     Jackson National Asset
                                               by investing in the index funds of the      Management, LLC (and
                                               Trust and the money market fund.            Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Salomon Brothers Strategic Bond  Seeks a high level of current income,       Jackson National Asset
                                               with capital appreciation as a secondary    Management, LLC (and
                                               objective, by investing at least 80% of     Salomon Brothers Asset
                                               its assets (net assets plus the amount of   Management Inc.)
                                               any borrowings for investment
                                               purposes) in a globally diverse
                                               portfolio of fixed-income
                                               investments.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Salomon Brothers U.S.            Seeks a high level of current income by     Jackson National Asset
          Government & Quality Bond            investing at least 80% of its assets (net   Management, LLC (and

                                               assets plus the amount of any borrowings    Salomon Brothers Asset
                                               for investment purposes) in: (i) U.S.       Management Inc.)
                                               Treasury obligations; (ii) obligations
                                               issued or guaranteed by agencies or
                                               instrumentalities of the U.S. Government
                                               which are backed by their own credit and
                                               may not be backed by the full faith and
                                               credit of the U.S. Government; and (iii)
                                               mortgage-backed securities guaranteed by
                                               the Government National Mortgage
                                               Association that are supported by the
                                               full faith and credit of the U.S.
                                               Government.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Large Cap Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks of large U.S.    Wellington Management
                                               companies selected for their growth         Company, llp)
                                               potential.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Global Growth             Seeks long-term growth of capital through   Jackson National Asset
                                               a diversified portfolio of equity           Management, LLC (and
                                               securities of foreign and domestic          Wellington Management
                                               issuers.                                    Company, llp)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------


          JNL/T. Rowe Price Established        Seeks long-term growth of capital and       Jackson National Asset
          Growth                               increasing dividend income by investing     Management, LLC (and T.
                                               primarily in a diversified portfolio of     Rowe Price Associates,
                                               common stocks of well-established U.S.      Inc.)
                                               growth companies.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/T. Rowe Price Mid-Cap Growth     Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and T.
                                               assets (net assets plus the amount of any   Rowe Price Associates,
                                               borrowings for investment purposes) in a    Inc.)
                                               diversified portfolio of common stocks of
                                               medium-sized (mid-cap) U.S. companies
                                               which the sub-adviser expects to grow at
                                               a faster rate than the average company.

          ------------------------------------ ------------------------------------------- --------------------------

          JNL/T. Rowe Price Value              Seeks long-term capital appreciation by     Jackson National Asset
                                               investing in common stocks believed to be   Management, LLC (and T.
                                               undervalued.  Income is a secondary         Rowe Price Associates,
                                               objective.  In taking a value approach to   Inc.)
                                               investment selection, at least 65% of its
                                               total assets will be invested in common
                                               stocks the portfolio manager regards as
                                               undervalued.

          ------------------------------------ ------------------------------------------- --------------------------
          JNL VARIABLE FUND LLC
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management The    Seeks total return through a combination    Jackson National Asset
          DowSM 10                             of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon  Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management The    Seeks total return through a combination    Jackson National Asset
          S&P(R) 10                            of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Global 15                            of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management 25     Seeks total return through a combination    Jackson National Asset
                                               of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Select Small-Cap                     of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Communications Sector                of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Consumer Brands Sector               of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Energy Sector                        of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Financial Sector                     of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Pharmaceutical/Healthcare Sector     of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Technology Sector                    of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------

The  investment  objectives  and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity Contracts issued by Jackson National. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from owners.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

There are charges associated with your Contract that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges (and certain other expenses) are as follows:


MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for mortality and expense risk charges. On an annual basis, these charges equal 1.10% of the average daily net asset value of your allocations to the Investment Divisions (for contracts issued prior to May 3, 2004, the Mortality and Expense Risk Charge is 1.00%). This charge does not apply to the Fixed Accounts.


This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of the owner's death; and

     o    to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

================================================================================
YOUR CONTRACT'S CHARGES COMPENSATE US FOR OUR EXPENSES OF SELLING AND ADMINISTERING YOUR CONTRACT AND FOR THE SERVICES AND BENEFITS WE PROVIDE AND THE MORTALITY AND EXPENSE RISKS WE ASSUME UNDER THE CONTRACTS.
================================================================================

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the ISSUE DATE (the date your Contract was issued). We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract anniversary or upon full withdrawal and is taken from the Investment Divisions and Fixed Account options based on the proportion their respective value bears to the contract value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Options only when the charge exceeds the value of the funds in the Investment Divisions and the Fixed Account options. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Accounts. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with dollar cost averaging, rebalancing transfers and any transfers we require and we may charge a lesser fee where required by state law.

================================================================================
o WITHDRAWAL CHARGES APPLY TO PARTIAL WITH-DRAWALS IN EXCESS OF FREE WITHDRAWAL AMOUNTS AND TO ANY TOTAL WITHDRAWAL.

o FREE WITHDRAWALS DO NOT REDUCE THE TOTAL WITHDRAWAL CHARGES APPLICABLE TO A TOTAL WITHDRAWAL.

o WITHDRAWAL CHARGES ALSO APPLY AT THE INCOME DATE IF IT IS WITHIN ONE YEAR OF YOUR ISSUE DATE.
================================================================================

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that contract value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

     o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the three-year withdrawal charge option or five for the five-year withdrawal charge option) years without being withdrawn), PLUS

     o EARNINGS (excess of your contract value allocated to the Investment Divisions and the Guaranteed Fixed Accounts over your remaining premiums allocated to those accounts)


     o during each Contract year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (excluding premium in the Indexed Fixed Option) that remains subject to withdrawal charges and has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract year), MINUS earnings (required minimum distribution will be counted as part of the 10%/20% Free Withdrawal amount).


WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

     o    withdrawals in excess of the free withdrawal amounts, or

     o    amounts withdrawn in a total withdrawal, or

     o amounts applied to income payments on an Income Date that is within one year of the issue date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period or the Five-Year Withdrawal Charge Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                           WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):
 COMPLETED YEARS
 SINCE RECEIPT OF       0         1        2        3        4        5        6       7+
 PREMIUM


 WITHDRAWAL CHARGE     8.5%      8%       7%       6%       5%       4%       2%        0

 WITHDRAWAL CHARGE
 IF FIVE-YEAR           8%       7%       6%       4%       2%        0        0        0
 PERIOD IS ELECTED


 WITHDRAWAL CHARGE
 IF THREE-YEAR         7.5%     6.5%      5%        0        0        0        0        0
 PERIOD IS ELECTED


For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Amounts allocated to an Indexed Fixed Option are not subject to this withdrawal charge. The withdrawal charge applicable to amounts held in that option is described on page 48 and in the supplementary materials and your Contract.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

     o income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract year);

     o    death benefits;


     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (if the withdrawal requested exceeds the minimum distribution requirements, the entire withdrawal will be subject to the withdrawal charge, if applicable);


     o if permitted by your state, withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     o if permitted by your state, withdrawals of up to 25% of your contract value from the Separate Account or the Fixed Account (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint owners) if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are:
the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of our affiliates. For internal exchanges we will waive the withdrawal charge on existing contracts that have a surrender charge of 7% or less.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit Endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

================================================================================
CHARGES FOR BENEFITS PROVIDED IN OPTIONAL ENDORSEMENTS ONLY APPLY IF YOU ELECT THOSE ENDORSEMENTS.
================================================================================


CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Guaranteed Fixed Accounts by reducing credited rates which will not be less than the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:


         CONTRACT ENHANCEMENT                 2%           3%            4%

         CHARGE (ON AN ANNUAL BASIS)      0.395%        0.42%         0.56%

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments. The amounts of these charges are as follows:

CONTRACT  ENHANCEMENT  RECAPTURE  CHARGE (AS A PERCENTAGE  OF THE  CORRESPONDING
FIRST YEAR PREMIUM  PAYMENT  WITHDRAWN IF AN OPTIONAL  CONTRACT  ENHANCEMENT  IS
SELECTED)

        Completed Years Since Receipt of      0      1        2         3          4         5          6       7+

        Premium/19/

        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%        0         0       0
        Recapture Charge (3% Credit)         3%     3%         2%        2%        2%        1%        1%      0
        Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%     1.25%     1.25%      0


We do not assess the recapture charge on any amounts paid out as:

     o    death benefits;

     o    withdrawals taken under the additional free withdrawal provision;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     o if permitted by your state, additional withdrawals of up to 25% of your contract value from the Separate Account or the Fixed Accounts (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint owners) if you incur certain serious medical conditions specified in your Contract.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay .15% (.10% for contracts purchased prior to May 3, 2004) of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base. This charge is deducted from the contract value at the end of each calendar quarter and upon termination of the GMIB on a pro-rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro-rata basis from the issue date to the end of the first calendar quarter after the issue date. The GMIB Benefit Base is explained on page 54 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT, AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the Guaranteed Minimum Withdrawal Benefit, you will pay .35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This charge will increase to .55% upon the first election of a "step-up." We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any "step-up" subject to a maximum charge of .70%. The "step-up" is explained on page 51 below. We stop deducting this charge upon the earliest of either the date you annuitize or if your contract value falls to zero.

OPTIONAL DEATH BENEFIT CHARGES. If you select one of the five optional death benefits available under your Contract, you will pay 0.25%, 0.30%, 0.40%, 0.45% OR 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, depending on which of the five death benefit options you select. For Contracts issued prior to August 18, 2003, you will pay 0.15% or 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, depending on which of the three death benefit options you select. We stop deducting this charge on the date you annuitize.

THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (excluding premiums allocated to the Indexed Fixed Option) that are still subject to a withdrawal charge minus earnings during a Contract year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charge. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.



Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, JPMorgan/JNL International Value Fund, the Mellon Capital Management/JNL International Index Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of .15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of .20%; the nine JNL/S&P Funds pay an administrative fee of .05%; the other Funds pay a .10% administrative fee. The Management and Administrative Fee and the Total Fund Annual Expenses columns in the Fund Annual Expenses table reflect the inclusion of any applicable administrative fee.


================================================================================
IF YOUR STATE OR THE FEDERAL GOVERNMENT TAX US BECAUSE OF YOUR CONTRACT, WE CHARGE YOU FOR THOSE TAXES.
================================================================================

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your contract values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state), depending on the state.

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.


DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National.


================================================================================
WE PAY BROKERS COMMISSIONS FOR SELLING CONTRACTS.
================================================================================

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. We are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. D/B/A Invest Financial Corporation, and

     o    Investment Centers of America, Inc.


The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.


                                    PURCHASES

                           MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances.

     o    $2,000 for a qualified plan Contract.

                           MINIMUM ADDITIONAL PREMIUMS:

     o    $500 for a qualified or non-qualified plan.

     o    $50 for an automatic payment plan.

     o You can pay additional premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce contract values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. The minimum you may allocate to a Guaranteed Fixed Account or Investment Division is $100. There is a $100 minimum balance requirement for each Guaranteed Fixed Account and Investment Division. The Indexed Fixed Option has initial and subsequent allocation minimums of $5,000. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Accounts and Indexed Fixed Account.

                           MAXIMUM PREMIUMS:

     o The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premium payments relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefit, the GMIB and the GMWB.

================================================================================
YOU MAY SELECT NO MORE THAN 18 ALLOCATION OPTIONS (INVESTMENT DIVISIONS PLUS THE FIXED ACCOUNTS) AT ANY ONE TIME.
================================================================================

ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Allocation Options. Each allocation must be a whole percentage between 0% and 100%. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

Although more than 18 Investment Divisions are available under your Contract, you may not allocate your contract values among more than 18 Allocation Options at any one time.

We will issue your Contract and allocate your first premium within two BUSINESS DAYS (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

Each business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

================================================================================
OPTIONAL CONTRACT ENHANCEMENTS ARE MOST SUITABLE IF YOU INTEND TO MAKE ONLY YOUR INITIAL PREMIUM PAYMENT.
================================================================================

OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancement endorsements, then at the end of any business day in the first Contract year when we receive a premium payment, we will credit your contract values with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge that is assessed against the Investment Divisions and the Guaranteed Fixed Accounts for the Contract Enhancements whose amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract Enhancement recapture charge if you

     o make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected),

     o    elect to receive payment under an income option, or

     o    return your Contract during the Free Look period.


The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal, amounts paid out as death benefits or to satisfy minimum distribution requirements of the Internal Revenue Code. If the withdrawal requested exceeds the minimum distribution requirements, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancement options work.


Your contract value will reflect any gains or losses attributable to a Contract Enhancement described above. Contract Enhancements, and any gains or losses attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Guaranteed Fixed Accounts, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract years two through seven (five for the 2% Contract Enhancement), you would likely have lower account values than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract year. Charges for the Contract Enhancement are not assessed after the seventh Contract year (fifth for the 2% Contract Enhancement).

The increased contract value resulting from a Contract Enhancement is reduced during the first seven Contract years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement Charge. If you make premium payments only in the first Contract year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement Charge is applicable, the contract value will be equal to or slightly higher than if you had not selected the Contract Enhancement endorsement, regardless of investment performance. Contract values may also be higher if you pay additional premium payments in the first Contract year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

     o    death benefits computed on the basis of contract value;

     o withdrawals taken under the 10% additional free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o    if permitted by your state, withdrawals under our:

          o    Terminal Illness Benefit;

          o    Specified Conditions Benefit; or

          o    Extended Care Benefit. (See pages 47-48 below.)

You may NOT elect the 3% or 4% Contract Enhancement Endorsements with the 20% Additional Free Withdrawal option.

If you purchased your Contract between March 18, 2003 and June 3, 2003, the 3% and 4% Contract Enhancements were not available and the Five- Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

If you purchased your Contract between June 4, 2003 and August 17, 2003, the three, five and seven year Guaranteed Fixed Accounts were not available if the 3% or 4% contract enhancement was selected.

If you purchased your Contract between July 14, 2003 and August 17, 2003, the three, five and seven year Guaranteed Fixed Accounts were not available if the 2% contract enhancement was selected.


CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Guaranteed Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Guaranteed Fixed Account Options are available. You should consult your JNL representative with respect to the current availability of Guaranteed Fixed Accounts, their limitations, and the availability of the Capital Protection program.


For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

If you purchased your Contract between June 4, 2003 and August 17, 2003 and you purchased the 3% or 4% Contract Enhancement, the Capital Protection Program is not available.

================================================================================
THE VALUE OF YOUR ALLOCATIONS TO INVESTMENT DIVISIONS IS MEASURED IN "ACCUMULATION UNITS."
================================================================================

ACCUMULATION UNITS. Your contract value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "accumulation unit." During the income phase we use a measure called an "annuity unit."

Every business day, we determine the value of an accumulation unit for each of the Investment Divisions by:

     o determining the total amount of assets held in the particular Investment Division;

     o    subtracting any charges and taxes chargeable under the Contract; and

     o    dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day and may be different for different charges.

When you make a premium payment, we credit your Contract with accumulation units. The number of accumulation units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

================================================================================
YOU MAY MAKE UP TO 15 FREE TRANSFERS PER CONTRACT YEAR.
================================================================================

                                  TRANSFERS

You may transfer your contract value among the Investment Divisions at any time, but transfers between an available Fixed Account option and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable excess interest adjustment, and transfers from the Indexed Fixed Option are not permitted until the end of the Indexed Fixed Option period. There may be periods when we do not offer any Fixed Accounts, or when we impose special transfer requirements on the Fixed Accounts. If a renewal occurs within one year of the Income Date, the Company will credit interest up to the Income Date at the then Current Interest Rate for the Guaranteed Fixed Account Option. You can make 15 transfers every Contract year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in good order, subject to guidelines related to transfers in and out of the Indexed Fixed Option as described in the Contract and the supplementary materials.

If you purchased your Contract between June 4, 2003 and August 17, 2003 and you purchased the 3% or 4% Contract Enhancement, transfers are not allowed from the investment divisions to the Guaranteed Fixed Accounts.

If you purchased your Contract between July 14, 2003 and August 17, 2003 and you purchased the 2% Contract Enhancement, transfers are not allowed from the investment divisions to the Guaranteed Fixed Accounts.

================================================================================
WE RESERVE THE RIGHT TO TERMINATE OR MODIFY YOUR TRANSFER RIGHTS IF WE BELIEVE IT IS NECESSARY TO PREVENT DISADVANTAGE TO OTHER OWNERS.
================================================================================

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers among Investment Divisions may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.


For example, if we identify a pattern of frequent trading in and out of the sub-accounts within a three-week period, we place the Contract on a watch list and if the trading pattern continues we will terminate the transfer privileges or terminate electronic or telephone transfer privileges. We do not exempt any person or class of persons from this policy. We reserve the right to change, terminate, limit, or suspend the transfer provisions at any time. If we limit the transfer privileges, you may need to make a partial surrender to access the Policy Value in the Investment Division from which you sought a transfer. We will notify you and your representative in writing within 1-5 days after the pattern of frequent trading is identified.


                      TELEPHONE AND INTERNET TRANSACTIONS


THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet Web site, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.


================================================================================
YOU MAY TRANSFER YOUR CONTRACT VALUES AMONG ALLOCATION OPTIONS BY TELEPHONE OR VIA THE INTERNET, BUT WITHDRAWAL REQUESTS AND INCOME PAYMENT ELECTIONS MUST BE IN WRITING.
================================================================================

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our Web site, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all Web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

HOW TO CANCEL A TRANSACTION. Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.


OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.


We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in good order.


Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and We will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.



                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal,

     o    by electing the Systematic Withdrawal Program,

     o    by electing the Guaranteed Minimum Withdrawal Benefit, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive the value of your Contract on the day your request is received by us, MINUS any applicable tax, annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract-owner monies.


Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the Guaranteed Fixed Account or Investment Division. A withdrawal request that would reduce the remaining contract value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from the Indexed Fixed Option until all other amounts under the Contract have been withdrawn.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. SEE "TAXES."

================================================================================
WITHDRAWALS MAY BE TAXED, INCLUDING A POSSIBLE PENALTY TAX IF YOU ARE UNDER AGE 59 1/2.
================================================================================

================================================================================
WE WILL WAIVE WITHDRAWAL CHARGES IN SEVERAL SITUATIONS WHERE YOU NEED MONEY FOR HEALTH CARE.
================================================================================


WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Guaranteed Fixed Account), but not any excess interest adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

     o TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your contract value from the Separate Account and from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

     o SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint owners, this benefit applies to each of them for 12 1/2%) of your contract value from the Separate Account and from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

          o    Heart attack

          o    Stroke

          o    Coronary artery surgery

          o    Life-threatening cancer

          o    Renal failure or

          o    Alzheimer's disease; and

     o EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your contract value from the Separate Account and from the Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.


OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement. In addition, the Indexed Fixed Option is not available if you select the Three-year Withdrawal Charge period.

OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions. If you elect the Optional Five- Year Withdrawal Charge Period and the Indexed Fixed Option, the withdrawal charge for the Indexed Fixed Option which normally has a 7-year schedule (8.5, 8, 7, 6, 5, 4, 2) will be modified to a 5-year schedule (8, 7, 6, 4, 2, 0). We reserve the right to restrict the percent of premium that may be allocated to the IFO. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement.

The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four-to-six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third contact year, the Five-year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

If you purchased your Contract between March 18, 2003 and August 17, 2003, the Five- Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (excluding premiums allocated to the Indexed Fixed Option), minus earnings, during a Contract year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Additional Free Withdrawal. In addition, the 20% Free Withdrawal Endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Free Withdrawal Endorsement provides extra liquidity in any market environment but, when it is elected in combination with the GMWB, taking full advantage of the benefit in a declining market will have an adverse effect on the GMWB if your contract value falls below your Guaranteed Withdrawal Balance. ANY TIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement Endorsements or if you elect the Three-year Withdrawal Charge Period.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The following description of the GMWB is supplemented by some examples in Appendix C that may assist you in understanding how the GMWB calculations are made in certain circumstances. The GMWB permits you to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the amount of net premium payments made (if elected after issue the contract value, less any recapture charges that would be paid were you to make a full withdrawal, will be used instead of the net premium payment at issue). The GMWB can be elected after issue during the 30 calendar day period prior to any Contract anniversary and will be effective as of the Contract anniversary following receipt of the request in good order. Once elected, the GMWB may not be terminated. We will continue to deduct the charge until the earliest of either annuitization or the date on which the contract value falls to zero. If you elect the GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the guaranteed amount available for partial withdrawals (the Guaranteed Withdrawal Balance ("GWB")). If you elect the GMWB at a later date your contract value, less any recapture charges that would be paid were you to make a full withdrawal, on the date we add the endorsement will be used to determine the GWB. The GWB can never be more than $5 million. The GWB is reduced with each withdrawal you take. This will not be available for owners older than age 80 on the issue or election date. AVAILABILITY MAY BE LIMITED TO THE ISSUE DATE.



================================================================================
THE GMWB PERMITS YOU TO MAKE PARTIAL WITHDRAWALS, PRIOR TO THE INCOME DATE, THAT IN TOTAL, EQUAL THE AMOUNT OF NET PREMIUM PAYMENTS MADE. READ CAREFULLY THE TIMING RESTRICTIONS ON ELECTION AND THE VALUES THAT ARE USED IN CALCULATING THIS BENEFIT.
================================================================================

Once the GWB has been determined, we calculate the maximum annual partial withdrawal amount (Guaranteed Annual Withdrawal Amount ("GAWA")). Upon election, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract year do not exceed 7%. If you do not take 7% in one Contract year, you may not take more than 7% the next Contract year. If you withdraw more than the 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract year until the GWB has been depleted.

Although any withdrawal charges or adjustments are part of the amount of the partial withdrawals that are counted toward the 7% permissible annual withdrawals, the annual 10% free withdrawal feature will eliminate any withdrawal charges on those partial withdrawals. Any adjustments only apply if the partial withdrawals are from the Guaranteed Fixed Accounts.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. When you make a subsequent premium payment, the GAWA will increase by 7% of the increase in the GWB. We reserve the right to restrict subsequent premium payments and the total GWB.

If you withdraw more than the GAWA in any one Contract year, the GWB may be reduced by more than the amount of the withdrawal, and may be reset to equal the then current contract value. The GAWA may also be reduced.

If the total of your partial withdrawals made in the current Contract year are greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Please refer to the examples in Appendix C for supplemental information about the impact of partial withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is less than or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is greater than the GAWA, the GWB is equal to the lesser of:

     o the contract value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     o the GWB prior to the partial withdrawal less the partial withdrawal, or zero, if greater.

If all your partial withdrawals made in the current Contract year are less than or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is greater than the GAWA, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal, or

     o    the GWB after the partial withdrawal, or

     o    7% of the greater of:

          1.   the  contract  value  after  the  partial  withdrawal,  less  any
               applicable   recapture   charges   remaining  after  the  partial
               withdrawal; or

          2.   the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.


On or during the 30 calendar day period following certain Contract anniversaries, you may choose to "step-up" the GWB to equal your contract value. The request will be processed and effective on the day we receive the request in good order. No request for a "step-up" will be processed after the 30th calendar day following the Contract anniversary. Your GAWA then becomes the greater of:
(i) 7% of the contract value on the effective date of the "step-up" or (ii) the GAWA prior to the "step-up." You would not choose a "step-up" if your current GWB is higher than your contract value.

If you choose this benefit after your Contract is issued (availability may be limited to the issue date), the first "step-up" must be at least five years after the effective date of the endorsement. Subsequent "step-ups" may not be elected until the fifth Contract anniversary after the previous "step-up" and must be elected during the 30 calendar days following a Contract anniversary. A subsequent step-up may not be elected until the 5th (or later) Contract Anniversary after the latest step-up (by counting the first Contract Anniversary after the step-up as the first Contract Anniversary). On the first "step-up," the GMWB charge will increase. Please see page 39. Before you decide to "step-up," you should contact your JNL representative or the Annuity Service Center.


SPOUSAL CONTINUATION. If the Contract is continued by the spouse the spouse retains all rights previously held by the owner and therefore may elect to add the GMWB feature to the Contract within the 30 days prior to any Contract anniversary following the continuation date of the original Contract's issue date. The GMWB endorsement becomes effective on the Contract anniversary following receipt of the request in good order.

If the spouse continues the Contract and the GMWB endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the contract value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract anniversaries will continue to be based on the anniversary of the original Contract's issue date).

SURRENDER. If your Contract is surrendered, you will receive your Contract's contract value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the GMWB Endorsement. The GMWB is terminated.

CONTRACT VALUE IS ZERO. If your contract value is reduced to zero as the result of a partial withdrawal or poor fund performance and the GWB after the withdrawal is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The total payments will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the owner, your beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of a GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity
Contract. Please consult your tax and financial advisors on this and other matters prior to electing the GMWB.

YOU MAY NOT ELECT BOTH THE GMWB AND THE GMIB. IF YOU HAVE ALLOCATED FUNDS TO THE INDEXED FIXED OPTION, YOU MAY NOT ELECT THE GMWB.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. You may be subject to a withdrawal charge and an excess interest adjustment.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

     o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

     o    the SEC, by order, may permit for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Accounts and the Indexed Fixed Option for the period permitted by law, but not more than six months.

================================================================================
IN YOUR CONTRACT'S INCOME PHASE, WE MAKE REGULAR PAYMENTS TO YOU.
================================================================================

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The INCOME DATE is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at any time before the Income Date, but changes of the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

================================================================================
THE AMOUNT OF YOUR INCOME PAYMENTS CAN BE GUARANTEED OR CAN VARY BASED ON THE PERFORMANCE OF THE INVESTMENT DIVISIONS YOU SELECT.
================================================================================

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

     o the amount of your contract value you allocate to the Investment Division(s) on the Income Date;

     o the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your contract value on the Income Date;

     o    which income option you select; and

     o the investment factors listed in your Contract that translate the amount of your contract value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of annuity units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the annuitant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of annuity units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments (each description assumes that you are the owner and annuitant). The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.

================================================================================
THE OPTIONAL GMIB LETS YOU PLAN YOUR RETIREMENT WITH GREATER CERTAINTY ABOUT THE MINIMUM AMOUNTS THAT WILL BE AVAILABLE AS FIXED INCOME PAYMENTS ON AN EXERCISE DATE AT LEAST 10 YEARS AFTER THE ISSUE DATE. READ CAREFULLY THE AGE AND TIMING RESTRICTIONS ON ISSUANCE AND EXERCISE OF THE GMIB.
================================================================================

GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if

     o    you elect it prior to your Contract's issue date;

     o    the annuitant is not older than age 75 on the issue date; and


     o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract anniversary but in no event later than the 30 calendar day period following the Contract anniversary immediately following the annuitant's 85th birthday.


The GMIB will terminate and will not be payable at the earliest of:

     o    the Income Date (if prior to the effective date of the GMIB);

     o the 31st calendar day following the Contract anniversary immediately after the annuitant's 85th birthday;

     o    the date you make a total withdrawal from the Contract;

     o upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or

     o    if the owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,


OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.


No other income options will be available.

After the 10th Contract anniversary or any subsequent Contract anniversary, the Contract owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of contract value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.


Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (A) OR (B), WHERE (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:


     o    all premiums you have paid (net of any applicable premium taxes); PLUS

     o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

     o    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  excess   interest   adjustments   to  those
          withdrawals); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement; and MINUS

     o    any taxes incurred, or chargeable under the Contract;


compounded at an annual interest rate of 5% from the date your Contract was issued until the earlier of the date the charge is assessed, the annuitant's 80th birthday or the date the GMIB is exercised;

All adjustments for Premiums, Contract Enhancements, charges and taxes are made on the date of the transaction. All withdrawal adjustments are made at the end of the Contract Year and on the Exercise Date. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). Please note that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:


     o the greatest contract value on any Contract anniversary prior to the annuitant's 81st birthday; MINUS

     o an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); PLUS

     o any premiums paid (net of any applicable premium taxes) after that Contract anniversary; MINUS

     o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract anniversary; and MINUS

     o    any taxes deducted after that Contract anniversary.


All adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:


     o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

     o    any  withdrawals   (including  related  charges  and  excess  interest
          adjustments); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based charges due under any optional endorsement; and MINUS

     o    taxes incurred since that was issued.


The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.


If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

Among other requirements applicable to Contracts issued to entities/owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH THE GMIB AND THE GMWB.


IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 3, 2004, PLEASE SEE APPENDIX E FOR A DESCRIPTION OF THE GMIB.


                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive completed claim forms and due proof of death from the first beneficiary). The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received.

================================================================================
IF YOU DIE BEFORE YOUR CONTRACT'S INCOME PHASE, YOUR BENEFICIARY WILL BE PAID AT LEAST THE GREATER OF YOUR CONTRACT VALUE OR YOUR NET PREMIUM PAYMENTS.
================================================================================

BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Only a spousal beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

     o your contract value on the date we receive proof of death and completed claim forms from your beneficiary; or

     o the total premiums you have paid since your Contract was issued MINUS prior withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

The basic death benefit and the optional death benefits, described below can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your beneficiary is your spouse, he/she may elect to continue the Contract in his/her own name. The Special Spousal Continuation option is one way to continue your Contract. See "Special Spousal Continuation Option" below.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

================================================================================
AN OPTIONAL EARNINGS PROTECTION BENEFIT ENDORSEMENT (FOR A CHARGE AT AN ANNUAL RATE OF 0.30%) ADDS UP TO 40% OF YOUR CONTRACT'S "EARNINGS" TO YOUR DEATH BENEFIT. EARNINGS CANNOT EXCEED 250% OF THE REMAINING PREMIUMS.
================================================================================

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are age 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define EARNINGS as the amount by which the sum of your contract value exceeds the REMAINING PREMIUMS (premiums not previously withdrawn). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually, and adjusted for any amounts cancelled or withdrawn for charges, deductions, withdrawals or any taxes due. If the earnings amount is negative, I.E., the total remaining premiums are greater than your contract value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the contract value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

     o    if your Contract is in the income phase at the time of your death;

     o    if there are no earnings in your Contract; or

     o if your spouse exercises the Special Spousal Continuation Option (described below) and either

          o    is age 76 or older at the Continuation Date or

          o    elects to discontinue the Earnings Protection Benefit.

If you elect this benefit, we will deduct an additional annualized charge of ..30% of the average daily asset value of your allocations to the Investment Divisions during the accumulation phase of the Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option unless your spouse elects to discontinue it. The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

================================================================================
FOR ADDITIONAL FEES, WE OFFER 5 OPTIONAL ENDORSEMENTS THAT MAKE YOUR DEATH BENEFIT NO LESS THAN A VARIETY OF VALUES UNDER THE CONTRACT BASED EITHER ON NET PREMIUMS OR CONTRACT VALUE.
================================================================================

OPTIONAL DEATH BENEFITS. If You purchased your Contract on or after August 18, 2003, You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting (in lieu of or in addition to any Earnings Protection Benefit) one of five optional death benefits:

     I. 4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b) Total "NET PREMIUMS" (premiums you paid net of premium taxes MINUS any withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid); or

          (c) Total Net Premiums since your Contract was issued, compounded at 4% (3% if you are age 70 or older on the date your Contract is issued); or (d) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 4% (3% if you are age 70 or older on the date your Contract is issued).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

     II. 5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b)  Total Net Premiums since your Contract was issued; or

          (c) Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (d) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

     III. HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b)  Total Net Premiums since your Contract was issued; or

          (c) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary.

     IV. COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b)  Total Net Premiums since your Contract was issued; or

          (c) Total Net Premiums since your Contract was issued, compounded at 4% (3% if you are age 70 or older on the date your Contract is issued); or

          (d) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 4% (3% if you are age 70 or older on the date your Contract is issued); or

          (e) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

     V. COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b)  Total Net Premiums since your Contract was issued; or

          (c) Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (d) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (e) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

For purposes of calculating I. (c), (d), II. (c), (d), III (c), IV. (c), (d) and
(e) and V (c), (d) and (e), all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in items I. (c), (d), II. (c), (d), III (c), IV. (c), (d) and (e) and V (c), (d) and (e) above in the same proportion that the contract value was reduced on the date of that withdrawal.

For purposes of determining "contract value," the amount attributable to the Indexed Fixed Option will be the value of the Indexed Fixed Option on the Index Determination Date (each Friday that the JNL Service Center and the New York Stock Exchange are open for business) immediately preceding the date we receive a completed request for payment in good order.

You may not elect any of the optional death benefits if you are older than age 80 when your Contract is issued. The closer to age 81 you are when your Contract is issued, the less advantageous it would be for you to select these options. The optional death benefits may not be available in all states.

If the 4% Roll-up Death Benefit, the 5% Roll-up Death Benefit, the Combination 4% Roll-up & Highest Anniversary Value Death Benefit or the Combination 5% Roll-up & Highest Anniversary Value Death Benefit is selected, the use of multiple Contracts by related entities/owners to avoid the 250% premium limit will not be permitted. Selection of these Optional Benefits are subject to our administrative rules designed to assure their appropriate use. We may update these rules as necessary.

EACH OF THE FIVE  OPTIONAL  DEATH  BENEFITS IS  DESIGNED TO INCREASE  YOUR DEATH
BENEFIT FROM THAT PROVIDED BY THE BASE DEATH BENEFIT ONLY IF THE INVESTMENT PERFORMANCE AND CREDITED RATES OF THE ALLOCATION OPTIONS TO WHICH YOU HAVE ALLOCATED YOUR CONTRACT VALUES HAS NOT BEEN SUFFICIENT TO MAKE YOUR CONTRACT VALUE THE APPLICABLE DEATH BENEFIT. NORMALLY, EACH OF THE FIVE OPTIONAL DEATH BENEFITS WOULD BE GREATER THAN YOUR CONTRACT'S BASE DEATH BENEFIT IF YOUR CONTRACT VALUE IS NOT GREATER THAN NET PAYMENTS. IF YOU MAKE SUBSTANTIAL WITHDRAWALS, HOWEVER, IT IS POSSIBLE IN SOME CIRCUMSTANCES FOR YOUR CONTRACT'S BASE DEATH BENEFIT TO BE GREATER THAN ANY OF THE OPTIONAL DEATH BENEFITS, EVEN IF YOUR CONTRACT VALUE IS NOT GREATER THAN YOUR NET PAYMENTS.

IF YOU PURCHASED YOUR CONTRACT PRIOR TO AUGUST 18, 2003 OR IF YOU RESIDE IN CONNECTICUT, INDIANA, OREGON, TEXAS OR WASHINGTON, PLEASE SEE APPENDIX D FOR A DESCRIPTION OF YOUR OPTIONAL DEATH BENEFITS.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a CONTINUATION ADJUSTMENT, which is the amount by which the death benefit that would have been payable (including the Earnings Protection Benefit and Optional Death Benefit, if any) exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "CONTINUATION DATE"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If you have contract values allocated to the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Guaranteed Fixed Account option. Once the transfer is completed, the Guaranteed Fixed Account may be subject to restrictions. Your spouse may then transfer this amount to any available Investment Division or Guaranteed Fixed Account options, but your spouse may not transfer this amount back into the Indexed Fixed Option. If your spouse subsequently withdraws any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premiums. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new contract value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The Contract, and its optional benefits, remain the same, except as described above. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO ENHANCED EARNINGS BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

If you have elected the Preselected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

================================================================================
WHEN PERMITTED, A BENEFICIARY WHO IS THE SPOUSE OF THE CONTRACT OWNER MAY ELECT TO CONTINUE THE CONTRACT RATHER THAN RECEIVE A DEATH BENEFIT PAYMENT. IN THAT CASE, THE CONTRACT VALUE WILL BE INCREASED BY THE AMOUNT (IF ANY) THAT THE DEATH BENEFIT THAT WOULD HAVE BEEN PAID EXCEEDS CONTRACT VALUE AT THE DEATH OF THE OWNER.
================================================================================

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner dies, and is not the annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the Income Date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

================================================================================
TAXES ON EARNINGS UNDER A NON-QUALIFIED CONTRACT ARE DEFERRED UNTIL DISTRIBUTED IN A WITHDRAWAL, INCOME PAYMENT OR LOAN. EARNINGS ARE ASSUMED TO BE THE FIRST AMOUNT WITHDRAWN BUT INCOME PAYMENTS ARE ASSUMED TO BE PART EARNINGS AND PART RETURN OF PREMIUM.
================================================================================

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a QUALIFIED CONTRACT. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a NON-QUALIFIED CONTRACT.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

================================================================================
WITHDRAWALS PRIOR TO AGE 59 1/2 MAY BE SUBJECT TO A PENALTY TAX.
================================================================================

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

     o    paid on or after the date you reach age 59 1/2;

     o    paid to your beneficiary after you die;

     o paid if you become totally disabled (as that term is defined in the Code);

     o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a beneficiary;

     o    paid under an immediate annuity; or

     o    which come from premiums made prior to August 14, 1982.

================================================================================
WITHDRAWALS FROM TAX-QUALIFIED CONTRACTS ARE TAXABLE (OTHER THAN AFTER-TAX CONTRIBUTIONS, IF ANY).
================================================================================

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

     o    reaches age 59 1/2;

     o    leaves his/her job;

     o    dies;

     o    becomes disabled (as that term is defined in the Code); or

     o in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

     o there was a written agreement providing for payments of the fees solely from the annuity Contract,

     o    the Contract owner had no liability for the fees, and

     o    the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

================================================================================
DEATH BENEFITS ARE NOT LIFE INSURANCE.  ESTATE OR GIFT TAXES MAY ALSO APPLY.
================================================================================

DEATH BENEFITS. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas a Contract offers 55 Investment Divisions and 7 Fixed Accounts, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Accounts (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed
Fixed Accounts from the one-year Guaranteed Fixed Account or any of the Investment Divisions. If the Guaranteed Fixed Accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Guaranteed Fixed Accounts or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

================================================================================
SYSTEMATIC TRANSFERS FACILITATE A DOLLAR COST AVERAGING STRATEGY AND DO NOT COUNT AGAINST YOUR 15 FREE TRANSFERS PER YEAR.
================================================================================

DOLLAR COST AVERAGING PLUS (DCA+). DCA+ Fixed Accounts are "source accounts" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Guaranteed Fixed Accounts. DCA+ Fixed Accounts are credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Accounts will be systematically transferred to the Investment Divisions or other Guaranteed Fixed Accounts chosen over the DCA+ term selected. You should consult your JNL representative with respect to the current availability of the Guaranteed Fixed Accounts and the availability of DCA+. If you purchased your Contract between June 4, 2003 and August 17, 2003, the Guaranteed Fixed Account may not be used as a source account.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account Option, if currently available, and the Money Market -Investment Division).


If you purchased your Contract between June 4, 2003 and August 17, 2003 and you purchased the 3% or 4% Contract Enhancement, earnings may be transferred only from JNL/PPM America Money Market Fund into the investment divisions.


REBALANCING. You can arrange to have us automatically reallocate your contract value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your contract value allocated to the better performing Investment Divisions.

If you purchased your Contract between June 4, 2003 and August 17, 2003 and you purchased the 3% or 4% Contract Enhancement, rebalancing may only include the investment divisions.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods that you use to change your allocation instructions.

FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

     o    the contract value, PLUS

     o any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

     o    any applicable Contract Enhancement recapture charges.

We will determine the contract value in the Investment Divisions as of the date we receive your Contract we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law.

================================================================================
YOUR CONTRACT HAS A FREE LOOK PERIOD OF 10 DAYS (OR LONGER, IF REQUIRED BY YOUR STATE).
================================================================================

ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

================================================================================
WE MAY ADVERTISE SEVERAL TYPES OF PERFORMANCE OF THE INVESTMENT DIVISIONS.
================================================================================


MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with our administrative systems, rules and procedures. Prior to 2001 we required entities performing market timing and asset allocation services to enter into a market timing agreement, which set forth certain conditions intended to limit adverse impact on the other contract owners. We no longer require an agreement, as we limit such transfers, as described below and in the "Transfers" section of this prospectus. Because excessive trades in an underlying Fund can hurt the performance of the Fund and corresponding Investment Division and harm Contract owners, we reserve the right to refuse any transfer requests from a market timing and asset allocation service or other non-Contract owners that we believe will disadvantage the Fund or the Contract owners.


Market timing or asset allocation services may conflict with transactions under JNL's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when JNL receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, JNL will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

================================================================================
WE LIMIT AND RESERVE THE RIGHT TO LIMIT MARKET TIMING TRANSFERS THAT WE BELIEVE WILL DISADVANTAGE OTHER CONTRACT OWNERS.
================================================================================

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased either life insurance or annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.


DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

        General Information and History .....................        2


        Services ............................................        3


        Purchase of Securities Being Offered ................        3

        Underwriters ........................................        3

        Calculation of Performance ..........................        3


        Accumulation Unit Values.............................       11

        Additional Tax Information ..........................      275

        Net Investment Factor ...............................      287

        Financial Statements ................................      288

                                   APPENDIX A

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The DowSM 10 Fund, or the owners of the JNL/Mellon Capital Management The DowSM 10 Fund, in determining, composing or calculating the DJIA or have any obligation to do so.


--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE

DowSM 10 FUND. SPECIFICALLY,

     o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:


          o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;


          o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

          o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.


THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY (SUB-ADVISER TO THE JNL VARIABLE FUND LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------


                                   APPENDIX B
---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 1
---------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                   100,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 2
---------------------------------------------------------------------------------------------------------------------------------
                      10/1/01
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/01
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/03
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    44,886.36  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                     --------
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                    ---------
                   150,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP", OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.


ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.


EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $7,000, which is 7% of your GWB.


EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $10,500, which is your prior GAWA ($7,000) plus 7% of your additional Premium payment ($3,500).


EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($7,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $93,000, which is your prior GWB ($100,000) minus the GAWA ($7,000).

     o Your GAWA for the next year remains $7,000, because you did not take more than the GAWA ($7,000).


EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your contract value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your contract value ($150,000). This equals $90,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000. Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the contract value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the greater of the contract value after the partial withdrawal or the new GWB, which is $6,300.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 7 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your contract value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your contract value ($150,000). This equals $110,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000. Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the contract value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.


EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your contract value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your contract value ($80,000). This equals $30,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000. Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the contract value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $2,100.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.


EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your contract value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your contract value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o After the "step-up", if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.


EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your contract value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($7,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your contract value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $193,000, which is your prior GWB ($200,000) minus the withdrawal ($7,000). Your GAWA remains $14,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 14 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $93,000, which is your prior GWB ($100,000) minus the withdrawal ($7,000). Your GAWA remains $7,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your contract value after the withdrawal, which is $193,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($13,510) and choose the greater amount ($13,510). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.


EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your contract value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your contract value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the contract value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the contract value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $12,950.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the contract value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the contract value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o Upon step-up, we recalculate your GWB to equal your contract value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($12,950) and choose the greater amount ($12,950). This is your new GAWA. After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

================================================================================
FOR ADDITIONAL FEES, WE OFFER 3 OPTIONAL ENDORSEMENTS THAT MAKE YOUR DEATH BENEFIT NO LESS THAN A VARIETY OF VALUES UNDER THE CONTRACT BASED EITHER ON NET PREMIUMS OR CONTRACT VALUE.
================================================================================

                                   APPENDIX D

OPTIONAL DEATH BENEFITS FOR CONTRACTS PURCHASED PRIOR TO AUGUST 18, 2003 OR IN YOU LIVE IN CONNECTICUT, INDIANA, OREGON, TEXAS, WASHINGTON. You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting (in lieu of or in addition to any Earnings Protection Benefit) one of three optional death benefits:

     I. 5% COMPOUNDED DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b) Total "NET PREMIUMS" (premiums you paid net of premium taxes MINUS any withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid); or

          (c) Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (d) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

     II. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b)  Total Net Premiums since your Contract was issued; or

          (c) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary.

     III. COMBINATION DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b)  Total Net Premiums since your Contract was issued; or

          (c) Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (d) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (e) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

For purposes of calculating I. (c), (d), II. (c) and III. (c), (d) and (e), all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in items
I. (c), (d), II. (c) and III. (c), (d) and (e) above in the same proportion that the contract value was reduced on the date of that withdrawal.

For purposes of determining "contract value," the amount attributable to the Indexed Fixed Option will be the value of the Indexed Fixed Option on the Index Determination Date (as described in the product brochure for the Indexed Fixed option) immediately preceding the date we receive a completed request for payment in good order.

You may not elect the Maximum Anniversary Value Death Benefit or the Combination Death Benefit if you are older than age 80 when your Contract is issued. The closer to age 81 you are when your Contract is issued, the less advantageous it would be for you to select these options. The optional death benefits may not be available in all states.

If either the 5% Compounded Death Benefit or the Combination Death Benefit is selected, the use of multiple Contracts by related entities/owners to avoid the 250% premium limit will not be permitted. Selection of these Optional Benefits are subject to our administrative rules designed to assure their appropriate use. We may update these rules as necessary.

EACH OF THE THREE OPTIONAL DEATH BENEFITS IS DESIGNED TO INCREASE YOUR DEATH BENEFIT FROM THAT PROVIDED BY THE BASE DEATH BENEFIT ONLY IF THE INVESTMENT PERFORMANCE AND CREDITED RATES OF THE ALLOCATION OPTIONS TO WHICH YOU HAVE ALLOCATED YOUR CONTRACT VALUES HAS NOT BEEN SUFFICIENT TO MAKE YOUR CONTRACT VALUE THE APPLICABLE DEATH BENEFIT. NORMALLY, EACH OF THE THREE OPTIONAL DEATH BENEFITS WOULD BE GREATER THAN YOUR CONTRACT'S BASE DEATH BENEFIT IF YOUR CONTRACT VALUE IS NOT GREATER THAN NET PAYMENTS. IF YOU MAKE SUBSTANTIAL WITHDRAWALS, HOWEVER, IT IS POSSIBLE IN SOME CIRCUMSTANCES FOR YOUR CONTRACT'S BASE DEATH BENEFIT TO BE GREATER THAN ANY OF THE OPTIONAL DEATH BENEFITS, EVEN IF YOUR CONTRACT VALUE IS NOT GREATER THAN YOUR NET PAYMENTS.

                                   APPENDIX E

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT FOR CONTRACTS PURCHASED PRIOR TO MAY 3, 2004 The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if

     o    you elect it prior to your Contract's issue date;

     o    the annuitant is not older than age 75 on the issue date; and

     o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract anniversary but in no event later than the Contract anniversary immediately following the annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

     o    the Income Date (if prior to the effective date of the GMIB);

     o the 31st calendar day following the Contract anniversary immediately after the annuitant's 85th birthday;

     o    the date you make a total withdrawal from the Contract;

     o upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or

     o    if the owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Fixed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Fixed.

No other income options will be available.

After the 10th Contract anniversary or any subsequent Contract anniversary, the Contract owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of contract value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (A) OR (B), WHERE (A) IS:

     o    all premiums you have paid (net of any applicable premium taxes); PLUS

     o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

     o    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  excess   interest   adjustments   to  those
          withdrawals); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement; and MINUS

     o    any taxes incurred, or chargeable under the Contract;

compounded at an annual interest rate of 6% from the date your Contract was issued until the earlier of the date the charge is assessed, the annuitant's 80th birthday or the date the GMIB is exercised;

AND (B) IS:

     o the greatest contract value on any Contract anniversary prior to the annuitant's 81st birthday; MINUS

     o an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); PLUS

     o any premiums paid (net of any applicable premium taxes) after that Contract anniversary; MINUS

     o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract anniversary; and MINUS

     o    any taxes deducted after that Contract anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract (charges are deducted on a dollar-for-dollar basis). Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit Base in the same proportion that contract value was reduced on the date of that withdrawal. When (a) is greater than (b), not deducting the GMIB charge from (a) increases the GMIB
Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

     o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

     o    any  withdrawals   (including  related  charges  and  excess  interest
          adjustments); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based charges due under any optional endorsement; and MINUS

     o    taxes incurred since that was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

Among other requirements applicable to Contracts issued to entities/owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH THE GMIB AND THE GMWB.


------------------------------------------------------------------------------------------------------------------------------------
QUESTIONS:   If you have any questions about your Contract, you may contact us at:
------------------------------------------------------------------------------------------------------------------------------------


ANNUITY SERVICE CENTER:                                   1 (800) 766-4683

         MAIL ADDRESS:                                    P.O. Box 378002, Denver, Colorado 80237-8002

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779

         MAIL ADDRESS:                                    P.O. Box 30386, Lansing, Michigan 48909-9692

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG
------------------------------------------------------------------------------------------------------------------------------------

HOME OFFICE:                                              1 Corporate Way, Lansing, Michigan 48951



--------

/1/ Withdrawal charges are deducted on the income date if that date is within one year of the issue date, upon partial withdrawals in excess of free withdrawal amounts, and upon total withdrawals. The withdrawal charge is a seven year schedule. When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $15 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.

/2/ Any applicable Contract Enhancement recapture charges are deducted at the income date as well as on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals. The Contract Enhancement recapture charge is the same for the first 24 months.


/3/ Dollar cost averaging transfers and rebalancing transfers do not count against the 15 free transfers.


/4/ On a calendar quarter basis, the charge is .15% of the GMIB Benefit Base (for contract issued prior to May 3, 2004, the charge was .10% of the GMIB Benefit Base). If you purchased you contract prior to May 3, 2004, please see Appendix E for a description of the GMIB. This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Accounts on a pro rata basis. When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units. The GMIB Benefit Base is defined on page 54 below.

/5/ This charge is only imposed if your contract value is less than $50,000 on the date when the charge is assessed.

/6/ For contracts issued prior to May 3, 2004, the Mortality and Expense Risk Charge is 1.00%.

/7/ If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first
Contract year that result in the contract value falling substantially below $1,000,000, as determined by us.


/8/ For Contracts purchased prior to August 18, 2003, three other optional death benefits (that provide less protection) are available for .15% and .25%. For contacts purchased after August 18, 2003, there are four other optional death benefits (that provide less protection) for fees that range from .25% to .45%.

/9/ This charge is only deducted for the first five Contract years.

/10/ These charges are only deducted for the first seven Contract years.

/11/ The current charge for the GMWB is .35%, and currently there is an increase in the charge to .55% when you elect a "step-up." We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any "step-up" subject to a maximum charge of ..70%.

/12/ The 4% Contract Enhancement is assumed to have been selected (along with the Earnings Protection Benefit, the Three-Year Withdrawal Charge Period, the most expensive optional death benefit and the maximum possible charge for the
GMWB). If you purchased your Contract between March 18, 2003 and June 3, 2003, the 3% and 4% Contract Enhancements were not available and the 2% Contract Enhancement could not be elected with the five-year withdrawal charge period option. For Contracts purchased between June 4, 2003 and August 17, 2003, the 3 year, 5 year and 7 year Guaranteed Fixed Accounts are unavailable if you select the 3% or 4% Contract Enhancements. For Contracts purchased between July 14, 2003 and August 17, 2003, the 3 year, 5 year and 7 year Guaranteed Fixed Accounts are unavailable if you select the 2% Contract Enhancement. You may not select the Three-Year Withdrawal Charge Period option with the 20% Additional Free Withdrawal option. You may not elect both the GMIB and GMWB.


/13/ Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust by Jackson National Asset Management, LLC. The JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund, and all the Mellon Capital Management Funds, except JNL/Mellon Capital Management Global 15 Fund, pay an Administrative Fee of .15%. The JNL/Mellon Capital Management Global 15 Fund pays an Administrative Fee of ..20%. The JNL/S&P Funds pay an Administrative Fee of .05%. The Administrative Fees are paid to Jackson National Asset Management, LLC. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee. The management fee reflects a reduction in connection with the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares. The management fees shown in the table for the Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.

/14/ The Board of Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment
Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Funds. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

/15/ Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

/16/ UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from .79% to 1.46% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

  JNL/S&P Conservative Growth Fund I .................................. 1.050%
  JNL/S&P Moderate Growth Fund I .................................... ..1.117%
  JNL/S&P Aggressive Growth Fund I .................................. ..1.190%
  JNL/S&P Very Aggressive Growth Fund I ............................. ..1.222%
  JNL/S&P Equity Growth Fund I....................................... ..1.214%
  JNL/S&P Equity Aggressive Growth Fund I............................ ..1.222%
  JNL/S&P Core Index 50 Fund .......................................... 1.009%
  JNL/S&P Core Index 75 Fund .......................................... 0.950%
  JNL/S&P Core Index 100 Fund ....................................... ..0.869%

S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

/17/ Dow Jones Name. "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow SM 10 Fund. Please see Appendix A for additional information. The JNL/ Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product. As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

/18/ The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

/19/ Any applicable Contract Enhancement recapture charges are deducted at the income date as well as on partial withdrawals in excess of free withdrawal amounts, upon total withdrawals and if your Contract is returned during the free look period.

*As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The approximate date of any proposed sale of securities to the public is May 3, 2004.

The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities & Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                             FIFTH THIRD PERSPECTIVE


                           FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

     The CONTRACTS offered in this prospectus are the variable portions of individual and group, flexible premium, fixed and variable deferred annuity Contracts with:

>> 7 FIXED ACCOUNTS, including 4 Guaranteed Fixed Accounts (with guaranteed periods of 1, 3, 5 and 7 years), 2 DCA+ Fixed Accounts (used for certain dollar cost averaging transfers), and an Indexed Fixed Option (see accompanying brochure - not part of the prospectus), each of which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company ("we" or "us"), as may be made available by us, or as may be otherwise limited by us;


>> 55 INVESTMENT DIVISIONS of Jackson National Separate Account - I (the "Separate Account") each of which purchases shares of one Fund of JNL Series Trust or JNL Variable Fund LLC, mutual funds with a full range of investment objectives;


>> A BASE CONTRACT designed to facilitate your RETIREMENT SAVINGS or other long-term investment purposes by permitting you to:

          o accumulate savings for your retirement on a TAX-DEFERRED BASIS during the ACCUMULATION PHASE on a fixed, variable, or fixed and variable basis;

          o receive income payments in the INCOME PHASE on a fixed, variable, or fixed and variable basis;

          o receive a basic DEATH BENEFIT, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us; and

          o    have significant ACCESS TO YOUR CONTRACT VALUES without incurring
               a   withdrawal   charge   in  the   event  of   certain   serious
               health-related emergencies;

>> A variety of OPTIONAL FEATURES that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

          o    6 types of OPTIONAL DEATH BENEFITS;

          o 3 types of "CONTRACT ENHANCEMENTS" (under which we credit your contract values with 2%, 3% or 4% of each premium payment you make in the first Contract year);

          o a GUARANTEED MINIMUM INCOME BENEFIT (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract years, subject to specific conditions);

          o a GUARANTEED MINIMUM WITHDRAWAL BENEFIT (that permits you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue, the contract value, less any recapture charges, will be used instead of the net premium payment at issue)). Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the issue date. The guarantee is effective if gross partial withdrawals taken within any one Contract year do not exceed 7% of net premium payments);

          o 2 types of SHORTENED WITHDRAWAL CHARGE PERIODS (3 or 5 years instead of the Contract's usual 7 year period); and

          o a 20% ADDITIONAL FREE WITHDRAWAL FEATURE (that permits you greater access to your contract values without a withdrawal charge).

THIS PROSPECTUS DESCRIBES A VARIETY OF OPTIONAL FEATURES, NOT ALL OF WHICH MAY BE AVAILABLE AT THE TIME YOU ARE INTERESTED IN PURCHASING A CONTRACT, AS WE RESERVE THE RIGHT TO PROSPECTIVELY RESTRICT AVAILABILITY OF THE OPTIONAL FEATURES. IN ADDITION, NOT ALL OPTIONAL FEATURES MAY BE AVAILABLE IN COMBINATION WITH OTHER OPTIONAL FEATURES, AS WE ALSO RESERVE THE RIGHT TO PROSPECTIVELY RESTRICT THE AVAILABILITY TO ELECT CERTAIN FEATURES IF CERTAIN OTHER OPTIONAL FEATURES HAVE BEEN ELECTED. PLEASE CONFIRM THAT YOU HAVE THE MOST CURRENT PROSPECTUS AND SUPPLEMENTS TO THE PROSPECTUS THAT DESCRIBE THE CURRENT AVAILABILITY AND ANY RESTRICTIONS ON THE OPTIONAL FEATURES.

EXPENSES FOR A CONTRACT WITH A CONTRACT ENHANCEMENT WILL BE HIGHER THAN THOSE FOR A CONTRACT WITHOUT A CONTRACT ENHANCEMENT, AND IN SOME CASES THE AMOUNT OF A CONTRACT ENHANCEMENT MAY BE MORE THAN OFFSET BY THOSE EXPENSES.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES.

================================================================================
PLEASE READ THIS PROSPECTUS BEFORE YOU PURCHASE A CONTRACT. IT CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

To learn more about the Perspective II Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2004, by calling us at (800) 766-4683 or by writing us at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
================================================================================

                   THE SEC HAS NOT APPROVED OR DISAPPROVED THE
                    PERSPECTIVE II FIXED AND VARIABLE ANNUITY
                       OR PASSED UPON THE ADEQUACY OF THIS
                     PROSPECTUS. IT IS A CRIMINAL OFFENSE TO
                              REPRESENT OTHERWISE.

--------------------------------------------------------------------------------


o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency


--------------------------------------------------------------------------------

       "JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


                                   MAY 1, 2004

                                TABLE OF CONTENTS


KEY FACTS...............................................................1
FEE TABLE...............................................................4
THE ANNUITY CONTRACT...................................................25
JACKSON NATIONAL.......................................................25
THE FIXED ACCOUNTS.....................................................25
THE SEPARATE ACCOUNT...................................................27
INVESTMENT DIVISIONS...................................................27
CONTRACT CHARGES.......................................................35
PURCHASES..............................................................41
TRANSFERS..............................................................45
TELEPHONE AND INTERNET TRANSACTIONS....................................46
ACCESS TO YOUR MONEY...................................................47
INCOME PAYMENTS (THE INCOME PHASE).....................................53
DEATH BENEFIT..........................................................57
TAXES..................................................................63
OTHER INFORMATION......................................................66
PRIVACY POLICY.........................................................68
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...........70
APPENDIX A............................................................A-1
APPENDIX B............................................................B-1
APPENDIX C............................................................C-1
APPENDIX D............................................................D-1
APPENDIX E...............................................................

                                    KEY FACTS

THE ANNUITY CONTRACT Your Contract permits you to accumulate your contract values

     o on a fixed basis through allocations to one of our fixed accounts (the "FIXED ACCOUNTS"), including four Guaranteed Fixed Accounts (with guaranteed periods of 1, 3, 5, or 7 years), two DCA+ Fixed Accounts (used in connection with certain dollar cost averaging transfers) and an Indexed Fixed Option (with a minimum guaranteed return and additional possible returns based on the performance of the S&P 500 Index), as may be made available by us, or as may be otherwise limited by us. There may be periods when we do not offer any Fixed Accounts, or impose special transfer requirements on the Fixed Accounts; or

     o on a variable basis, by allocations to one or more of the Investment Divisions of our Separate Account (the "INVESTMENT DIVISIONS"). (We refer to the Fixed Accounts and the Investment Divisions together as "ALLOCATION OPTIONS.")

Regardless of which Allocation Option(s) you select, investment earnings on your premiums for non-qualified Contracts will be TAX DEFERRED. Tax deferral on qualified Contracts is derived from their status as qualified Contracts. SEE " Taxes" for information on the tax treatment of investment earnings. Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a DEATH BENEFIT during the ACCUMULATION PHASE (when you make premium payments to us) and a variety of income options during the INCOME PHASE (when we make income payments to you). We generally will not issue a Contract to anyone over age 90.

--------------------------------------------------------------------------------
OPTIONAL FEATURES

Optional features of your Contract include:

o an EARNINGS PROTECTION BENEFIT ENDORSEMENT (a form of optional death benefit that may add up to 40% of your Contract's earnings to the death benefit otherwise payable at your death);

o five types of OPTIONAL DEATH BENEFIT ENDORSEMENTS (you may select only one of these five optional death benefits) that permit you to protect your Contract's minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses during the accumulation phase;

o a CONTRACT ENHANCEMENT ENDORSEMENT (a credit to your contract value from our general account equal to 2%, 3% or 4% of your premium payments in the first Contract year) that provides net contract value benefits under selected circumstances. If you purchased your Contract between March 18, 2003 and June 3, 2003, the 3% and 4% Contract Enhancements were not available. For Contracts purchased between June 4, 2003 and August 17, 2003, the 3 year, 5 year and 7 year Guaranteed Fixed Accounts are unavailable if you select the 3% or 4% Contract Enhancements. The 1 year Guaranteed Fixed Account is available but will be subject to transfer requirements. These restrictions applied to the 2% contract enhancement for Contracts purchased between July 14, 2003 and August 17, 2003. See "Optional Contract Enhancements" at page 42;

o a GUARANTEED MINIMUM INCOME BENEFIT (guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase);

o a GUARANTEED MINIMUM WITHDRAWAL BENEFIT (that permits you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue (availability may be limited to the issue date), the contract value, less any recapture charges, will be used instead of the net premium payment at issue)). The guarantee is effective if partial withdrawals taken within any one Contract year do not exceed 7% of net premium payments;

o a 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT (permits you to withdraw 20% of premium (excluding premium in the Indexed Fixed Option) still subject to a withdrawal charge minus earnings during each Contract year without a withdrawal charge);

o a THREE-YEAR WITHDRAWAL CHARGE PERIOD ENDORSEMENT (reduces the withdrawal charge applicable through the third contribution year and eliminates it in years four through seven); and

o a FIVE-YEAR WITHDRAWAL CHARGE PERIOD ENDORSEMENT (reduces the withdrawal charge applicable through the fifth contribution year and eliminates it in years six and seven).

These optional features may not be available in your state or there may be state variations in the terms of your benefits as reflected in the Contract issued in your state. Moreover, the benefits of certain options may be limited when combined with other available options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You may not allocate your contract values to more than 18 options (Investment Divisions and Fixed Accounts) at any one time. Each Investment Division invests in a single FUND (investment portfolio) of an underlying mutual fund.

--------------------------------------------------------------------------------
PURCHASES

Under most circumstances, you must make an initial premium payment of at least $5,000 ($2,000 for a qualified plan Contract). You are permitted to make subsequent premium payments at any time during the accumulation phase. Each subsequent payment must be at least $500 ($50 under an automatic payment plan). The Indexed Fixed Option has initial and subsequent allocation minimums of $5,000. The Investment Divisions and Guaranteed Fixed Accounts have initial and subsequent allocation minimums of $100. We reserve the right to refuse any premium payment. We reserve the right to restrict availability or impose restrictions on the Indexed Fixed Option and the Guaranteed Fixed Accounts.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY

You can withdraw all or a portion of your contract values during the accumulation phase. The Contract offers two programs for taking periodic withdrawals, as distinguished from scheduled partial withdrawals. Withdrawals may be subject to a withdrawal charge and an "EXCESS INTEREST ADJUSTMENT." We may also deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract. You may also have to pay taxes and a tax penalty on money you withdraw.

--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income payments from us (most typically, when you retire). During this "INCOME PHASE," you have the same variable allocation options as during the accumulation phase.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your BENEFICIARY will receive a death benefit of at least the greater of your contract value on the date we receive proof of death and completed claim forms from your beneficiary or the total premiums you have paid since your Contract was issued MINUS prior withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes. If you select the Earnings Protection Benefit Endorsement, the death benefit may be enhanced if there is positive investment performance, and if you select one of the five optional death benefit endorsements, the death benefit may be protected from poor investment performance.

--------------------------------------------------------------------------------
FREE LOOK

If you cancel your Contract within ten days after receiving it (or any longer period required in your state), we will return to you the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent, MINUS any Contract Enhancement recapture charge. This may be more or less than your original payment. If required by your state, we instead will return your premium.

--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code, you generally will not be taxed on the earnings on your contract value until you make a withdrawal (this is referred to as TAX-DEFERRAL). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan. Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.
--------------------------------------------------------------------------------

EXPENSES

Your Contract has insurance features and investment features, and there are costs related to each. Each Fund has its own expenses. The Contract's charges and Fund expenses are described in the following Fee Table:

                                    FEE TABLE

The information below describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The information describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer cash value between investment options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES
         MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS): 8.5%

        Completed Years Since Receipt of
        Premium/1/                             0       1       2       3       4       5      6       7+
        Withdrawal Charge                      8.5%    8%      7%      6%      5%      4%     2%      0
        Withdrawal Charge if Five-Year
             Period is elected                 8%      7%      6%      4%      2%      0      0       0
        Withdrawal Charge if Three-Year
             Period is elected                 7.5%    6.5%    5%      0       0       0      0       0

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE
         CORRESPONDING FIRST YEAR PREMIUM PAYMENTS WITHDRAWN IF AN OPTIONAL
         CONTRACT ENHANCEMENT IS SELECTED):

        Completed Years Since Receipt of
        Premium/2/                           0      1         2         3         4          5         6       7+
        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%        0         0       0
        Recapture Charge (3% Credit)         3%     3%         2%        2%        2%        1%        1%      0
        Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%     1.25%     1.25%      0

         TRANSFER CHARGE:  $25 for each transfer in excess of 15 in a Contract year/3/


         OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE ("GMIB"): .60% of GMIB Benefit Base/4/


         COMMUTATION FEE: If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a (a) discount rate that is equal to the rate assumed in calculating the initial income payment and (b) discount rate that is no more than 1% higher than (a).

The information below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

         ANNUAL CONTRACT MAINTENANCE CHARGE:   $35/5/


SEPARATE ACCOUNT ANNUAL EXPENSES (as an annual percentage of average daily account value)
         BASE CONTRACT CHARGES
         ---------------------
         MORTALITY AND EXPENSE RISK CHARGES                                             1.10%/6/
         ADMINISTRATION CHARGE                                                           .15%/7/
                                                                                        ----
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
         (WITH NO OPTIONAL BENEFITS)                                                    1.25%


         CHARGES FOR OPTIONAL ENDORSEMENTS
         ---------------------------------

         EARNINGS PROTECTION BENEFIT                                                     .30%
         OPTIONAL DEATH BENEFIT                                                          .55%/8/
         20% ADDITIONAL FREE WITHDRAWAL                                                  .30%
         THREE-YEAR WITHDRAWAL CHARGE PERIOD                                             .45%
         FIVE-YEAR WITHDRAWAL CHARGE PERIOD                                              .30%
         CONTRACT ENHANCEMENT (2% CREDIT)                                               .395%/9/
         CONTRACT ENHANCEMENT (3% CREDIT)                                                .42%/10/
         CONTRACT ENHANCEMENT (4% CREDIT)                                                .56%/10/
         GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB")                                  .70%/11/


         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES

         (WITH MAXIMUM OPTIONAL ENDORSEMENTS WITHOUT THE GMIB)                           3.81%/12/


The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses)


Minimum:  .59%

Maximum: 1.46%



FUND ANNUAL EXPENSES (as an annual percentage of the Fund's average daily net assets) [TO BE UPDATED BY AMENDMENT]

                                                                      MANAGEMENT     ESTIMATED

                                                                          AND       DISTRIBUTION    12B-1     TOTAL         FUND
                                                                    ADMINISTRATIVE    (12B-1)      SERVICE    OTHER        ANNUAL
                                                                       FEE/13/         FEES/14/     FEE/15/  EXPENSES     EXPENSES

FUND NAME
----------------------------------------------------------------- ------------------- ------------ -------- ---------- -------------

[JNL/AIM Large Cap Growth Fund                                         0.90%             0.05%      0.20%       0%           1.15%


JNL/AIM Small Cap Growth Fund                                          0.95%             0.02%      0.20%       0%           1.17%
JNL/Alger Growth Fund                                                  0.88%                0%      0.20%       0%           1.08%
JNL/Alliance Capital Growth Fund                                       0.68%             0.01%      0.20%       0%           0.89%
JNL/Eagle Core Equity Fund                                             0.77%             0.03%      0.20%       0%           1.00%
JNL/Eagle SmallCap Equity Fund                                         0.85%             0.03%      0.20%       0%           1.08%
JNL/FMR Balanced Fund                                                  0.85%             0.02%      0.20%       0%           1.07%
JNL/FMR Capital Growth Fund                                            0.84%             0.05%      0.20%       0%           1.09%
JNL/JPMorgan International Value Fund                                  0.93%               0%       0.20%       0%           1.13%
JNL/Lazard Mid Cap Value Fund                                          0.88%             0.04%      0.20%       0%           1.12%
JNL/Lazard Small Cap Value Fund                                        0.94%             0.03%      0.20%       0%           1.17%
JNL/Mellon Capital Management S&P 500 Index Fund*                      0.39%             0.01%      0.20%       0%           0.60%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund*               0.39%             0.01%      0.20%       0%           0.60%
JNL/Mellon Capital Management Small Cap Index Fund*                    0.39%             0.02%      0.20%       0%           0.61%
JNL/Mellon Capital Management Bond Index Fund*                         0.40%                0%      0.20%       0%           0.60%
JNL/Mellon Capital Management International Index Fund*                0.45%                0%      0.20%       0%           0.65%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund*       0.58%             0.01%      0.20%       0%           0.79%
JNL/Oppenheimer Global Growth Fund                                     0.85%                0%      0.20%       0%           1.05%
JNL/Oppenheimer Growth Fund                                            0.80%                0%      0.20%       0%           1.00%
JNL/PIMCO Total Return Bond Fund                                       0.60%                0%      0.20%       0%           0.80%
JNL/PPM America Balanced Fund                                          0.61%             0.01%      0.20%       0%           0.82%
JNL/PPM America High Yield Bond Fund                                   0.62%                0%      0.20%       0%           0.82%
JNL/PPM America Money Market Fund                                      0.40%                0%      0.20%       0%           0.60%
JNL/PPM America Value Fund                                             0.65%             0.13%      0.20%       0%           0.98%
JNL/Putnam Equity Fund                                                 0.79%             0.06%      0.20%       0%           1.05%
JNL/Putnam International Equity Fund                                   1.03%             0.03%      0.20%       0%           1.26%
JNL/Putnam Midcap Growth Fund                                          0.85%             0.05%      0.20%       0%           1.10%
JNL/Putnam Value Equity Fund                                           0.78%             0.03%      0.20%       0%           1.01%
JNL/S&P Conservative Growth Fund I/16/                                 0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Moderate Growth Fund I/16/                                 0.20%                0%         0%       0%           0.20%
JNL/S&P Aggressive Growth Fund I/16/                                   0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Equity Aggressive Growth Fund I/16/                        0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Equity Growth Fund I/16/                                   0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Very Aggressive Growth Fund I/16/                          0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Core Index 50 Fund/16/                                     0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Core Index 75 Fund/16/                                     0.20%                0%         0%       0%           0.20%
JNL/S&P S&P Core Index 100 Fund/16/                                    0.20%                0%         0%       0%           0.20%
JNL/Salomon Brothers Strategic Bond Fund                               0.75%                0%      0.20%       0%           0.95%
JNL/Salomon Brothers U.S. Government & Quality Bond Fund               0.58%                0%      0.20%       0%           0.78%
JNL/Select Large Cap Growth Fund                                       0.82%             0.08%      0.20%       0%           1.10%
JNL/Select Global Growth Fund                                          0.92%             0.03%      0.20%       0%           1.15%]




/16/ UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from .79% to 1.46% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         [JNL/S&P Conservative Growth Fund I .................... 1.050%
         JNL/S&P Moderate Growth Fund I .......................  1.117%
         JNL/S&P Aggressive Growth Fund I .....................  1.190%
         JNL/S&P Very Aggressive Growth Fund I ................  1.222%
         JNL/S&P Equity Growth Fund I..........................  1.214%
         JNL/S&P Equity Aggressive Growth Fund I...............  1.222%
         JNL/S&P Core Index 50 Fund ............................ 1.009%
         JNL/S&P Core Index 75 Fund ............................ 0.950%
         JNL/S&P Core Index 100 Fund ..........................  0.869%]

S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.


[JNL/T. Rowe Price Established Growth Fund                             0.72%             0.02%      0.20%        0%          0.94%
JNL/T. Rowe Price Mid-Cap Growth Fund                                  0.83%             0.01%      0.20%        0%          1.04%
JNL/T. Rowe Price Value Fund                                           0.80%             0.02%      0.20%        0%          1.02%
JNL/Mellon Capital Management The DowSM 10 Fund/17/                    0.46%                0%      0.20%     0.01%          0.67%
JNL/Mellon Capital Management The S&P(R) 10 Fund/18/                   0.47%                0%      0.20%     0.01%          0.68%
JNL/Mellon Capital Management Global 15 Fund*                          0.52%                0%      0.20%     0.01%          0.73%
JNL/Mellon Capital Management 25 Fund*                                 0.47%                0%      0.20%     0.01%          0.68%
JNL/Mellon Capital Management Select Small-Cap Fund*                   0.46%                0%      0.20%     0.01%          0.67%
JNL/Mellon Capital Management Communications Sector Fund*              0.52%                0%      0.20%     0.01%          0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund*             0.52%                0%      0.20%     0.02%          0.74%
JNL/Mellon Capital Management Energy Sector Fund*                      0.52%                0%      0.20%     0.02%          0.74%
JNL/Mellon Capital Management Financial Sector Fund*                   0.52%                0%      0.20%     0.01%          0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector*        0.52%                0%      0.20%     0.02%          0.74%
Fund
JNL/Mellon Capital Management Technology Sector Fund*                  0.52%                0%      0.20%     0.01%          0.73%]



EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit Endorsement, the three-year withdrawal charge period, the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge), and the 4% Contract Enhancement Endorsement. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
[TO BE UPDATED BY AMENDMENT]

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
[TO BE UPDATED BY AMENDMENT]

The following examples include minimum Fund fees and expenses and include no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
[TO BE UPDATED BY AMENDMENT]

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
[TO BE UPDATED BY AMENDMENT]

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect the expenses of the Separate Account and the Funds. Premium taxes may also apply. The examples reflect the annual contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the guaranteed fixed accounts.

A withdrawal charge is imposed on income payments which occur within one year of the date the Contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is provided below. It shows values for the following Contracts:

     o Contracts with no endorsements (or a Contract with the compounding death benefit and the administrative fee waiver)

     o    Contracts with optional endorsements.

ACCUMULATION UNIT VALUES
CONTRACT - M&E&A 1.15% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
BASE CONTRACT
COMPOUNDING DEATH BENEFIT AND $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. [TO BE UPDATED BY AMENDMENT]



ACCUMULATION UNIT VALUES
CONTRACT - M&E&A 2.395% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 2% AND 20% ADDITIONAL WITHDRAWAL
COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION DEATH BENEFIT AND PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND 20% ADDITIONAL WITHDRAWAL


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. [TO BE UPDATED BY AMENDMENT]



All other accumulation unit value history can be found in the SAI.


The consolidated balance sheets of Jackson National Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2003, and the financial statements of Jackson National Life Insurance Company's Jackson National Separate Account - I as of December 31, 2003, are included in the SAI. [Jackson National Life Insurance Company's Jackson National Separate Account - I TO BE UPDATED BY AMENDMENT]


The Separate Account's financial and the financial statements of Jackson National have been audited by KPMG LLP, independent accountants.

                              THE ANNUITY CONTRACT

================================================================================
YOU MAY CHOOSE AMONG FIXED AND VARIABLE ALLOCATION OPTIONS IN BOTH THE ACCUMULATION AND INCOME PHASES OF YOUR CONTRACT, AS THEN CURRENTLY AVAILABLE.
================================================================================

Your Contract is a Contract between you, the owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity Contract. We will generally not issue a Contract to someone older than 90. You may allocate your contract values to

     o our Guaranteed Fixed Accounts, as may be made available by us, or as may be otherwise limited by us,

     o our Indexed Fixed Option, as may be made available by us, or as may be otherwise limited by us, or to

     o Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity Contracts, has two phases:

     o    the ACCUMULATION PHASE, when you make premium payments to us, and

     o    the INCOME PHASE, when we make income payments to you.

As the owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment. An assignment may be a taxable event.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group Contract. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                JACKSON NATIONAL

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue the Contracts and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each owner, the number and type of Contracts issued to each owner, and records with respect to the value of each Contract.


We are working to provide statements/correspondence/information electronically. When this program is available, We will, if possible, forward statements/correspondence/ information electronically. If you elect to receive statements/correspondence electronically and wish to discontinue electronic delivery, contact us at our Service Center in writing.


================================================================================
WE ARE A LIFE INSURANCE COMPANY AND ISSUE ANNUITIES AND LIFE INSURANCE
CONTRACTS.
================================================================================

                               THE FIXED ACCOUNTS

Contract value that you allocate to a Fixed Account option will be placed with other assets in our general account. The Fixed Account options are not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of Fixed Account options, and transfers into and out of the Fixed Account options, may be subject to contractual and administrative requirements. Accordingly, before purchasing a Contract, you should consult your JNL representative with respect to the current availability of Fixed Accounts and their limitations.

================================================================================
THE FIXED ACCOUNTS ARE NOT SECURITIES. YOUR ALLOCATIONS TO ANY FIXED ACCOUNT WILL ACCUMULATE AT LEAST AT THE MINIMUM GUARANTEED RATE OF THAT FIXED ACCOUNT.
================================================================================

Each available GUARANTEED FIXED ACCOUNT offers a minimum interest rate that we guarantee for a specified period (for example, one, three, five or seven years). We guarantee principal and interest of any contract values while they are allocated to a Guaranteed Fixed Account if amounts allocated to the account are not withdrawn until the end of the chosen duration. The value of a Guaranteed Fixed Account may be reduced by an "EXCESS INTEREST ADJUSTMENT" and a withdrawal charge if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than the premium payments, minus any applicable premium tax and transfers allocated to the Guaranteed Fixed Accounts, MINUS transfers, withdrawals, and charges from the Guaranteed Fixed Account, accumulated at 2% for the first 10 years and 3% thereafter (3% in all years for contracts issued prior to August 18, 2003 or issued in the following states:
Connecticut, Indiana, Oregon, Texas, Washington), MINUS any withdrawal charges or any tax due. Your Contract contains a more complete description of the Guaranteed Fixed Accounts, as supplemented by our administrative requirements relating to transfers.

For Contract owners who purchased their Contract between June 4, 2003 and August 17, 2003, the three, five and seven year Guaranteed Fixed Accounts were not available if the 3% or 4% contract enhancement was selected (for the 2% contract enhancement, these restrictions were in place between July 14, 2003 and August 17, 2003). You may allocate premiums to the 1 year Guaranteed Fixed Account, but the amount in the 1 year Guaranteed Fixed Account will be automatically transferred on a monthly basis in equal installments to your choice of investment division within 12 months of the date the Company receives the premium. At the end of the period, all amounts in the 1 year Guaranteed Fixed Account will have been transferred, The amount will be determined based on the amount allocated to the 1 year Guaranteed Fixed Account and the interest rate guaranteed for that option. Charges, withdrawals and additional transfers taken from the 1 year Guaranteed Fixed Account will shorten the length of time it takes to deplete the account. These automatic transfers will not count against the 15 free transfers in a Contract year.

================================================================================
BOTH THE AVAILABILITY OF FIXED ACCOUNT OPTIONS, AND TRANSFERS INTO AND OUT OF THE FIXED ACCOUNT OPTIONS, MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE LIMITATIONS.
================================================================================

Interest will continue to be credited daily on the account balance remaining in the 1year Guaranteed Fixed Account as funds are automatically transferred into your choice of investment division options. However, the effective yield over the 12 month automatic transfer period will be less than the interest rate declared, as it will be applied to a declining balance in the 1 year Guaranteed Fixed Account.

The DCA+ FIXED ACCOUNTS, IF AVAILABLE, each offer a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Accounts. From time to time, we will offer special enhanced rates on the DCA+ Fixed Accounts. DCA+ Fixed Accounts are only available for new premiums.


The INDEXED FIXED OPTION, IF AVAILABLE, offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P 500 Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your Indexed Fixed Option will be the amount allocated to the Indexed Fixed Option accumulated at 3% per year, less any amounts cancelled or withdrawn for charges, deductions or withdrawals, any tax due, and any withdrawal charges. The Indexed Fixed Option is described in your Contract and supplementary materials your JNL Representative can provide you. The Indexed Fixed Option is not available if you select the Three-Year Withdrawal Charge Period option.


                              THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

================================================================================
YOUR ALLOCATIONS TO INVESTMENT DIVISIONS ARE INVESTED IN UNDERLYING FUNDS AND WHETHER YOU MAKE OR LOSE MONEY DEPENDS ON THE INVESTMENT PERFORMANCE OF THOSE FUNDS.
================================================================================

                              INVESTMENT DIVISIONS

You can allocate your contract value to any or all of the Investment Divisions; however, you may not allocate to more than 18 Allocation Options at any one time. Each Investment Division purchases the shares of one underlying FUND (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate contract values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

[                                                          THE FUNDS, INVESTMENT OBJECTIVES AND ADVISERS

          ==================================== =========================================== ==========================
                                                                                            INVESTMENT ADVISER (AND
                     NAME OF FUND                         INVESTMENT OBJECTIVE                   SUB-ADVISER)
          ===========================================================================================================
          JNL SERIES TRUST
          -----------------------------------------------------------------------------------------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/AIM Large Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               investing in securities of                  Management, LLC (and AIM
                                               large-capitalization companies.             Capital Management, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/AIM Small Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and AIM
                                               assets (net assets plus the amount of any   Capital Management, Inc.)
                                               borrowings for investment purposes) in
                                               securities of small-cap companies.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Alger Growth                     Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio of        Fred Alger Management,
                                               equity securities - common stock,           Inc.)
                                               preferred stock, and securities
                                               convertible into or exchangeable for
                                               common stock - of large companies which
                                               trade on U.S. exchanges or in the U.S.
                                               over-the-counter market.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Alliance Capital Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks or securities    Alliance Capital
                                               with common stock characteristics that      Management L.P.)
                                               the sub-adviser believes have the
                                               potential for capital appreciation, which
                                               include securities convertible into or
                                               exchangeable for common stock.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Eagle Core Equity                Seeks long-term capital appreciation and,   Jackson National Asset
                                               secondarily, current income by investing    Management, LLC (and
                                               at least 80% of its assets (net assets      Eagle Asset Management,
                                               plus the amount of any borrowings for       Inc.)
                                               investment purposes) in a diversified
                                               portfolio of common stock of U.S.
                                               companies that meet the criteria for one
                                               of three separate equity strategies: the
                                               growth equity strategy, the value equity
                                               strategy and the equity income strategy.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Eagle SmallCap Equity            Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Eagle Asset Management,
                                               for investment purposes) in a diversified   Inc.)
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of securities represented by
                                               the Russell 2000.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/FMR Balanced                     Seeks income and capital growth,            Jackson National Asset
                                               consistent reasonable risk by investing     Management, LLC (and
                                               60% of its assets in securities and the     Fidelity Investments(R))
                                               remainder n bonds and other debt
                                               securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/FMR Capital Growth               Seeks long-term growth of capital by        Jackson National Asset
                                               investing in medium-sized companies.        Management, LLC (and
                                                                                           Fidelity Investments(R))

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------


          JNL/JPMorgan International Value     Seeks high total return from a portfolio    Jackson National Asset
                                               of equity securities of foreign companies   Management, LLC (and
                                               in developed and, to a lesser extent,       J.P. Morgan Investment
                                               developing markets.                         Management, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Lazard Mid Cap Value             Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented in the
                                               Russell Mid Cap Index and that the
                                               sub-adviser believes are undervalued
                                               based on their return on equity.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Lazard Small Cap Value           Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented by the
                                               Russell 2000(R)Index that the sub-adviser
                                               believes are undervalued based on their
                                               return on equity.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management S&P    Seeks to match the performance of the S&P   Jackson National Asset
          500 Index                            500(R) Index to provide long-term capital   Management, LLC (and
                                               growth by investing in                      Mellon Capital
                                               large-capitalization company securities.    Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management S&P    Seeks to match the performance of the S&P   Jackson National Asset
          400 MidCap Index                     400(R) Index to provide long-term capital    Management, LLC (and
                                               growth by investing in equity securities     Mellon Capital
                                               of medium capitalization weighted            Management Corporation)
                                               domestic corporations.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks to match the performance of the       Jackson National Asset
          Small Cap Index                      Russell 2000(R)Index to provide long-term   Management, LLC (and
                                               growth of capital by investing in equity    Mellon Capital
                                               securities of small to mid-size domestic    Management Corporation)
                                               corporations.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management Bond   Seeks to match the performance of the       Jackson National Asset
          Index                                Lehman Brothers Aggregate Bond Index to     Management, LLC (and
                                               provide a moderate rate of income by        Mellon Capital
                                               investing in domestic fixed-income          Management Corporation)
                                               investments.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks to match the performance of the       Jackson National Asset
          International Index                  Morgan Stanley Capital International        Management, LLC (and
                                               Europe Australasia Far East Free Index to   Mellon Capital
                                               provide long-term capital growth by         Management Corporation)
                                               investing in international equity
                                               securities attempting to match
                                               the characteristics of each
                                               country within the index.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks to exceed the performance of the      Jackson National Asset
          Enhanced S&P 500 Stock Index         S&P 500 Index by tilting towards stocks     Management, LLC (and
                                               having higher expected return while         Mellon Capital
                                               maintaining overall index characteristics.  Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Oppenheimer Global Growth        Seeks capital appreciation by investing     Jackson National Asset
                                               primarily in common stocks of companies     Management, LLC (and
                                               in the U.S. and foreign countries. The      OppenheimerFunds, Inc.)
                                               Fund can invest without limit in foreign
                                               securities and can invest in any country,
                                               including countries with developed or
                                               emerging markets.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Oppenheimer Growth               Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of "growth          Management, LLC (and
                                               companies." The Fund currently focuses on   OppenheimerFunds, Inc.)
                                               stocks of companies having a large
                                               capitalization (currently more than $12
                                               billion) or mid-capitalization ($2
                                               billion to $12 billion), but this focus
                                               could change over time as well as the
                                               companies the Fund considers to be
                                               currently large and mid-capitalization.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/PIMCO Total Return Bond          Seeks maximum total return, consistent      Jackson National Asset
                                               with the preservation of capital and        Management, LLC (and
                                               prudent investment management, by           Pacific Investment
                                               normally investing at least 80% of its      Management Company LLC)
                                               assets (net assets plus the amount of any
                                               borrowings for investment purposes) in a
                                               diversified portfolio of
                                               investment-grade, fixed-income securities
                                               of U.S. and foreign issuers such as
                                               government, corporate, mortgage- and
                                               other asset-backed securities and cash
                                               equivalents.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/PPM America Balanced             Seeks reasonable income, long-term          Jackson National Asset
                                               capital growth and preservation of          Management, LLC (and PPM
                                               capital by investing primarily in a         America, Inc.)
                                               diversified portfolio of common stock and
                                               fixed-income securities of U.S.

                                               companies, but may also invest in
                                               securities convertible into
                                               common stocks, deferred debt
                                               obligations and zero coupon
                                               bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/PPM America High Yield Bond      Seeks to provide a high level of current    Jackson National Asset
                                               income, with capital appreciation as a      Management, LLC (and PPM
                                               secondary investment objective, by          America, Inc.)
                                               investing substantially in a diversified
                                               portfolio of long-term (over 10 years to
                                               maturity) and intermediate-term (3 to 10
                                               years to maturity) fixed-income
                                               securities of U.S. and foreign issuers,
                                               with an emphasis on higher-yielding,
                                               higher-risk, lower-rated or unrated bonds.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/PPM America Money Market         Seeks a high  level of current income as    Jackson National Asset
                                               is consistent with the preservation of      Management, LLC (and PPM
                                               capital and maintenance of liquidity by     America, Inc.)
                                               investing in high quality,
                                               short-term money market
                                               instruments.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/PPM America Value                Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and PPM
                                               assets in common stocks of domestic         America, Inc.)
                                               companies.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam Equity                    Seeks long-term capital growth by           Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stock of domestic,      Putnam Investment
                                               large-capitalization companies. However,    Management, Inc.)
                                               the Fund may also invest in preferred
                                               stocks, bonds, convertible preferred
                                               stock and convertible debentures if the
                                               sub-adviser believes that they offer the
                                               potential for capital appreciation.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam International Equity      Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Putnam Investment
                                               for investment purposes) in a diversified   Management, Inc.)
                                               portfolio consisting primarily of common
                                               stocks of non-U.S. companies. The Fund
                                               invests in foreign securities that the
                                               sub-adviser believes offer significant
                                               potential for long-term appreciation.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam Midcap Growth             Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of U.S. companies   Management, LLC (and
                                               with a focus on growth stocks which are     Putnam Investment
                                               stocks whose earnings the sub-adviser       Management, Inc.)
                                               believes are likely to grow faster than
                                               the economy as a whole.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam Value Equity              Seeks capital growth, with income as a      Jackson National Asset
                                               secondary objective, by investing           Management, LLC (and
                                               primarily in a diversified portfolio of     Putnam Investment
                                               equity securities of domestic,              Management, Inc.)
                                               large-capitalization companies. At least
                                               80% of its assets (net assets plus the
                                               amount of any borrowings for investment
                                               purposes) will be invested, under normal
                                               market conditions, in equity securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Conservative Growth I        Seeks capital growth and current income     Jackson National Asset
                                               by investing in a diversified group of      Management, LLC (and
                                               other Funds of the Trust that invest in     Standard & Poor's
                                               equity and fixed income securities.         Investment Advisory
                                                                                           Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Moderate Growth I            Seeks capital growth with current income    Jackson National Asset
                                               as a secondary objective by investing in    Management, LLC (and
                                               a diversified group of other Funds of the   Standard & Poor's
                                               Trust that invest in equity and fixed       Investment Advisory
                                               income securities.                          Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Aggressive Growth I          Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity and fixed       Standard & Poor's
                                               income securities.                          Investment Advisory
                                                                                           Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Equity Aggressive Growth I   Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Equity Growth I              Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Very Aggressive Growth I     Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity securities.     Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Core Index 50                Seeks capital growth and current income     Jackson National Asset
                                               by investing 50% of the Fund's assets in    Management, LLC (and
                                               the index funds of the Trust and 50% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Core Index 75                Seeks capital growth and current income     Jackson National Asset
                                               by investing 75% of the Fund's assets in    Management, LLC (and
                                               the index funds of the Trust and 25% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Core Index 100               Seeks capital growth and current income     Jackson National Asset
                                               by investing in the index funds of the      Management, LLC (and
                                               Trust and the money market fund.            Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Salomon Brothers Strategic Bond  Seeks a high level of current income,       Jackson National Asset
                                               with capital appreciation as a secondary    Management, LLC (and
                                               objective, by investing at least 80% of     Salomon Brothers Asset
                                               its assets (net assets plus the amount of   Management Inc.)
                                               any borrowings for investment
                                               purposes) in a globally diverse
                                               portfolio of fixed-income
                                               investments.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Salomon Brothers U.S.            Seeks a high level of current income by     Jackson National Asset
          Government & Quality Bond            investing at least 80% of its assets (net   Management, LLC (and

                                               assets plus the amount of any borrowings    Salomon Brothers Asset
                                               for investment purposes) in: (i) U.S.       Management Inc.)
                                               Treasury obligations; (ii) obligations
                                               issued or guaranteed by agencies or
                                               instrumentalities of the U.S. Government
                                               which are backed by their own credit and
                                               may not be backed by the full faith and
                                               credit of the U.S. Government; and (iii)
                                               mortgage-backed securities guaranteed by
                                               the Government National Mortgage
                                               Association that are supported by the
                                               full faith and credit of the U.S.
                                               Government.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Large Cap Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks of large U.S.    Wellington Management
                                               companies selected for their growth         Company, llp)
                                               potential.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Global Growth             Seeks long-term growth of capital through   Jackson National Asset
                                               a diversified portfolio of equity           Management, LLC (and
                                               securities of foreign and domestic          Wellington Management
                                               issuers.                                    Company, llp)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------


          JNL/T. Rowe Price Established        Seeks long-term growth of capital and       Jackson National Asset
          Growth                               increasing dividend income by investing     Management, LLC (and T.
                                               primarily in a diversified portfolio of     Rowe Price Associates,
                                               common stocks of well-established U.S.      Inc.)
                                               growth companies.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/T. Rowe Price Mid-Cap Growth     Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and T.
                                               assets (net assets plus the amount of any   Rowe Price Associates,
                                               borrowings for investment purposes) in a    Inc.)
                                               diversified portfolio of common stocks of
                                               medium-sized (mid-cap) U.S. companies
                                               which the sub-adviser expects to grow at
                                               a faster rate than the average company.

          ------------------------------------ ------------------------------------------- --------------------------

          JNL/T. Rowe Price Value              Seeks long-term capital appreciation by     Jackson National Asset
                                               investing in common stocks believed to be   Management, LLC (and T.
                                               undervalued.  Income is a secondary         Rowe Price Associates,
                                               objective.  In taking a value approach to   Inc.)
                                               investment selection, at least 65% of its
                                               total assets will be invested in common
                                               stocks the portfolio manager regards as
                                               undervalued.

          ------------------------------------ ------------------------------------------- --------------------------
          JNL VARIABLE FUND LLC
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management The    Seeks total return through a combination    Jackson National Asset
          DowSM 10                             of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon  Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management The    Seeks total return through a combination    Jackson National Asset
          S&P(R) 10                            of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Global 15                            of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management 25     Seeks total return through a combination    Jackson National Asset
                                               of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Select Small-Cap                     of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Communications Sector                of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Consumer Brands Sector               of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Energy Sector                        of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Financial Sector                     of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Pharmaceutical/Healthcare Sector     of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Technology Sector                    of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)]

          ------------------------------------ ------------------------------------------- --------------------------

The  investment  objectives  and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity Contracts issued by Jackson National. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from owners.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

There are charges associated with your Contract that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges (and certain other expenses) are as follows:


MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for mortality and expense risk charges. On an annual basis, these charges equal 1.10% of the average daily net asset value of your allocations to the Investment Divisions (for contracts issued prior to May 3, 2004, the Mortality and Expense Risk Charge is 1.00%). This charge does not apply to the Fixed Accounts.


This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of the owner's death; and

     o    to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

================================================================================
YOUR CONTRACT'S CHARGES COMPENSATE US FOR OUR EXPENSES OF SELLING AND ADMINISTERING YOUR CONTRACT AND FOR THE SERVICES AND BENEFITS WE PROVIDE AND THE MORTALITY AND EXPENSE RISKS WE ASSUME UNDER THE CONTRACTS.
================================================================================

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the ISSUE DATE (the date your Contract was issued). We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract anniversary or upon full withdrawal and is taken from the Investment Divisions and Fixed Account options based on the proportion their respective value bears to the contract value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Options only when the charge exceeds the value of the funds in the Investment Divisions and the Fixed Account options. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Accounts. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with dollar cost averaging, rebalancing transfers and any transfers we require and we may charge a lesser fee where required by state law.

================================================================================
o WITHDRAWAL CHARGES APPLY TO PARTIAL WITH-DRAWALS IN EXCESS OF FREE WITHDRAWAL AMOUNTS AND TO ANY TOTAL WITHDRAWAL.

o FREE WITHDRAWALS DO NOT REDUCE THE TOTAL WITHDRAWAL CHARGES APPLICABLE TO A TOTAL WITHDRAWAL.

o WITHDRAWAL CHARGES ALSO APPLY AT THE INCOME DATE IF IT IS WITHIN ONE YEAR OF YOUR ISSUE DATE.
================================================================================

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that contract value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

     o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the three-year withdrawal charge option or five for the five-year withdrawal charge option) years without being withdrawn), PLUS

     o EARNINGS (excess of your contract value allocated to the Investment Divisions and the Guaranteed Fixed Accounts over your remaining premiums allocated to those accounts)


     o during each Contract year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (excluding premium in the Indexed Fixed Option) that remains subject to withdrawal charges and has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract year), MINUS earnings (required minimum distribution will be counted as part of the 10%/20% Free Withdrawal amount).


WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

     o    withdrawals in excess of the free withdrawal amounts, or

     o    amounts withdrawn in a total withdrawal, or

     o amounts applied to income payments on an Income Date that is within one year of the issue date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period or the Five-Year Withdrawal Charge Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                           WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):
 COMPLETED YEARS
 SINCE RECEIPT OF       0         1        2        3        4        5        6       7+
 PREMIUM


 WITHDRAWAL CHARGE     8.5%      8%       7%       6%       5%       4%       2%        0

 WITHDRAWAL CHARGE
 IF FIVE-YEAR           8%       7%       6%       4%       2%        0        0        0
 PERIOD IS ELECTED


 WITHDRAWAL CHARGE
 IF THREE-YEAR         7.5%     6.5%      5%        0        0        0        0        0
 PERIOD IS ELECTED


For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Amounts allocated to an Indexed Fixed Option are not subject to this withdrawal charge. The withdrawal charge applicable to amounts held in that option is described on page 48 and in the supplementary materials and your Contract.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

     o income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract year);

     o    death benefits;


     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (if the withdrawal requested exceeds the minimum distribution requirements, the entire withdrawal will be subject to the withdrawal charge, if applicable);


     o if permitted by your state, withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     o if permitted by your state, withdrawals of up to 25% of your contract value from the Separate Account or the Fixed Account (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint owners) if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are:
the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of our affiliates. For internal exchanges we will waive the withdrawal charge on existing contracts that have a surrender charge of 7% or less.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit Endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

================================================================================
CHARGES FOR BENEFITS PROVIDED IN OPTIONAL ENDORSEMENTS ONLY APPLY IF YOU ELECT THOSE ENDORSEMENTS.
================================================================================


CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Guaranteed Fixed Accounts by reducing credited rates which will not be less than the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:


         CONTRACT ENHANCEMENT                 2%           3%            4%

         CHARGE (ON AN ANNUAL BASIS)      0.395%        0.42%         0.56%

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments. The amounts of these charges are as follows:

CONTRACT  ENHANCEMENT  RECAPTURE  CHARGE (AS A PERCENTAGE  OF THE  CORRESPONDING
FIRST YEAR PREMIUM  PAYMENT  WITHDRAWN IF AN OPTIONAL  CONTRACT  ENHANCEMENT  IS
SELECTED)

        Completed Years Since Receipt of      0      1        2         3          4         5          6       7+

        Premium/19/

        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%        0         0       0
        Recapture Charge (3% Credit)         3%     3%         2%        2%        2%        1%        1%      0
        Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%     1.25%     1.25%      0


We do not assess the recapture charge on any amounts paid out as:

     o    death benefits;

     o    withdrawals taken under the additional free withdrawal provision;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     o if permitted by your state, additional withdrawals of up to 25% of your contract value from the Separate Account or the Fixed Accounts (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint owners) if you incur certain serious medical conditions specified in your Contract.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay .15% (.10% for contracts purchased prior to May 3, 2004) of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base. This charge is deducted from the contract value at the end of each calendar quarter and upon termination of the GMIB on a pro-rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro-rata basis from the issue date to the end of the first calendar quarter after the issue date. The GMIB Benefit Base is explained on page 54 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT, AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the Guaranteed Minimum Withdrawal Benefit, you will pay .35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This charge will increase to .55% upon the first election of a "step-up." We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any "step-up" subject to a maximum charge of .70%. The "step-up" is explained on page 51 below. We stop deducting this charge upon the earliest of either the date you annuitize or if your contract value falls to zero.

OPTIONAL DEATH BENEFIT CHARGES. If you select one of the five optional death benefits available under your Contract, you will pay 0.25%, 0.30%, 0.40%, 0.45% OR 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, depending on which of the five death benefit options you select. For Contracts issued prior to August 18, 2003, you will pay 0.15% or 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, depending on which of the three death benefit options you select. We stop deducting this charge on the date you annuitize.

THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (excluding premiums allocated to the Indexed Fixed Option) that are still subject to a withdrawal charge minus earnings during a Contract year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charge. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.



Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, JPMorgan/JNL International Value Fund, the Mellon Capital Management/JNL International Index Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of .15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of .20%; the nine JNL/S&P Funds pay an administrative fee of .05%; the other Funds pay a .10% administrative fee. The Management and Administrative Fee and the Total Fund Annual Expenses columns in the Fund Annual Expenses table reflect the inclusion of any applicable administrative fee.


================================================================================
IF YOUR STATE OR THE FEDERAL GOVERNMENT TAX US BECAUSE OF YOUR CONTRACT, WE CHARGE YOU FOR THOSE TAXES.
================================================================================

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your contract values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state), depending on the state.

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.


[DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National.


================================================================================
WE PAY BROKERS COMMISSIONS FOR SELLING CONTRACTS.
================================================================================

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. We are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. D/B/A Invest Financial Corporation, and

     o    Investment Centers of America, Inc.


The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.]


                                    PURCHASES

                           MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances.

     o    $2,000 for a qualified plan Contract.

                           MINIMUM ADDITIONAL PREMIUMS:

     o    $500 for a qualified or non-qualified plan.

     o    $50 for an automatic payment plan.

     o You can pay additional premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce contract values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. The minimum you may allocate to a Guaranteed Fixed Account or Investment Division is $100. There is a $100 minimum balance requirement for each Guaranteed Fixed Account and Investment Division. The Indexed Fixed Option has initial and subsequent allocation minimums of $5,000. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Accounts and Indexed Fixed Account.

                           MAXIMUM PREMIUMS:

     o The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premium payments relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefit, the GMIB and the GMWB.

================================================================================
YOU MAY SELECT NO MORE THAN 18 ALLOCATION OPTIONS (INVESTMENT DIVISIONS PLUS THE FIXED ACCOUNTS) AT ANY ONE TIME.
================================================================================

ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Allocation Options. Each allocation must be a whole percentage between 0% and 100%. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

Although more than 18 Investment Divisions are available under your Contract, you may not allocate your contract values among more than 18 Allocation Options at any one time.

We will issue your Contract and allocate your first premium within two BUSINESS DAYS (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

Each business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

================================================================================
OPTIONAL CONTRACT ENHANCEMENTS ARE MOST SUITABLE IF YOU INTEND TO MAKE ONLY YOUR INITIAL PREMIUM PAYMENT.
================================================================================

OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancement endorsements, then at the end of any business day in the first Contract year when we receive a premium payment, we will credit your contract values with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge that is assessed against the Investment Divisions and the Guaranteed Fixed Accounts for the Contract Enhancements whose amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract Enhancement recapture charge if you

     o make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected),

     o    elect to receive payment under an income option, or

     o    return your Contract during the Free Look period.


The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal, amounts paid out as death benefits or to satisfy minimum distribution requirements of the Internal Revenue Code. If the withdrawal requested exceeds the minimum distribution requirements, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancement options work.


Your contract value will reflect any gains or losses attributable to a Contract Enhancement described above. Contract Enhancements, and any gains or losses attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Guaranteed Fixed Accounts, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract years two through seven (five for the 2% Contract Enhancement), you would likely have lower account values than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract year. Charges for the Contract Enhancement are not assessed after the seventh Contract year (fifth for the 2% Contract Enhancement).

The increased contract value resulting from a Contract Enhancement is reduced during the first seven Contract years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement Charge. If you make premium payments only in the first Contract year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement Charge is applicable, the contract value will be equal to or slightly higher than if you had not selected the Contract Enhancement endorsement, regardless of investment performance. Contract values may also be higher if you pay additional premium payments in the first Contract year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

     o    death benefits computed on the basis of contract value;

     o withdrawals taken under the 10% additional free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o    if permitted by your state, withdrawals under our:

          o    Terminal Illness Benefit;

          o    Specified Conditions Benefit; or

          o    Extended Care Benefit. (See pages 47-48 below.)

You may NOT elect the 3% or 4% Contract Enhancement Endorsements with the 20% Additional Free Withdrawal option.

If you purchased your Contract between March 18, 2003 and June 3, 2003, the 3% and 4% Contract Enhancements were not available and the Five- Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

If you purchased your Contract between June 4, 2003 and August 17, 2003, the three, five and seven year Guaranteed Fixed Accounts were not available if the 3% or 4% contract enhancement was selected.

If you purchased your Contract between July 14, 2003 and August 17, 2003, the three, five and seven year Guaranteed Fixed Accounts were not available if the 2% contract enhancement was selected.


CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Guaranteed Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Guaranteed Fixed Account Options are available. You should consult your JNL representative with respect to the current availability of Guaranteed Fixed Accounts, their limitations, and the availability of the Capital Protection program.


For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

If you purchased your Contract between June 4, 2003 and August 17, 2003 and you purchased the 3% or 4% Contract Enhancement, the Capital Protection Program is not available.

================================================================================
THE VALUE OF YOUR ALLOCATIONS TO INVESTMENT DIVISIONS IS MEASURED IN "ACCUMULATION UNITS."
================================================================================

ACCUMULATION UNITS. Your contract value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "accumulation unit." During the income phase we use a measure called an "annuity unit."

Every business day, we determine the value of an accumulation unit for each of the Investment Divisions by:

     o determining the total amount of assets held in the particular Investment Division;

     o    subtracting any charges and taxes chargeable under the Contract; and

     o    dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day and may be different for different charges.

When you make a premium payment, we credit your Contract with accumulation units. The number of accumulation units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

================================================================================
YOU MAY MAKE UP TO 15 FREE TRANSFERS PER CONTRACT YEAR.
================================================================================

                                  TRANSFERS

You may transfer your contract value among the Investment Divisions at any time, but transfers between an available Fixed Account option and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable excess interest adjustment, and transfers from the Indexed Fixed Option are not permitted until the end of the Indexed Fixed Option period. There may be periods when we do not offer any Fixed Accounts, or when we impose special transfer requirements on the Fixed Accounts. If a renewal occurs within one year of the Income Date, the Company will credit interest up to the Income Date at the then Current Interest Rate for the Guaranteed Fixed Account Option. You can make 15 transfers every Contract year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in good order, subject to guidelines related to transfers in and out of the Indexed Fixed Option as described in the Contract and the supplementary materials.

If you purchased your Contract between June 4, 2003 and August 17, 2003 and you purchased the 3% or 4% Contract Enhancement, transfers are not allowed from the investment divisions to the Guaranteed Fixed Accounts.

If you purchased your Contract between July 14, 2003 and August 17, 2003 and you purchased the 2% Contract Enhancement, transfers are not allowed from the investment divisions to the Guaranteed Fixed Accounts.

================================================================================
WE RESERVE THE RIGHT TO TERMINATE OR MODIFY YOUR TRANSFER RIGHTS IF WE BELIEVE IT IS NECESSARY TO PREVENT DISADVANTAGE TO OTHER OWNERS.
================================================================================

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers among Investment Divisions may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.


For example, if we identify a pattern of frequent trading in and out of the sub-accounts within a three-week period, we place the Contract on a watch list and if the trading pattern continues we will terminate the transfer privileges or terminate electronic or telephone transfer privileges. We do not exempt any person or class of persons from this policy. We reserve the right to change, terminate, limit, or suspend the transfer provisions at any time. If we limit the transfer privileges, you may need to make a partial surrender to access the Policy Value in the Investment Division from which you sought a transfer. We will notify you and your representative in writing within 1-5 days after the pattern of frequent trading is identified.


                      TELEPHONE AND INTERNET TRANSACTIONS


THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet Web site, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.


================================================================================
YOU MAY TRANSFER YOUR CONTRACT VALUES AMONG ALLOCATION OPTIONS BY TELEPHONE OR VIA THE INTERNET, BUT WITHDRAWAL REQUESTS AND INCOME PAYMENT ELECTIONS MUST BE IN WRITING.
================================================================================

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our Web site, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all Web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

HOW TO CANCEL A TRANSACTION. Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.


OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.


We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in good order.


Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and We will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.



                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal,

     o    by electing the Systematic Withdrawal Program,

     o    by electing the Guaranteed Minimum Withdrawal Benefit, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive the value of your Contract on the day your request is received by us, MINUS any applicable tax, annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract-owner monies.


Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the Guaranteed Fixed Account or Investment Division. A withdrawal request that would reduce the remaining contract value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from the Indexed Fixed Option until all other amounts under the Contract have been withdrawn.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. SEE "TAXES."

================================================================================
WITHDRAWALS MAY BE TAXED, INCLUDING A POSSIBLE PENALTY TAX IF YOU ARE UNDER AGE 59 1/2.
================================================================================

================================================================================
WE WILL WAIVE WITHDRAWAL CHARGES IN SEVERAL SITUATIONS WHERE YOU NEED MONEY FOR HEALTH CARE.
================================================================================


WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Guaranteed Fixed Account), but not any excess interest adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

     o TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your contract value from the Separate Account and from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

     o SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint owners, this benefit applies to each of them for 12 1/2%) of your contract value from the Separate Account and from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

          o    Heart attack

          o    Stroke

          o    Coronary artery surgery

          o    Life-threatening cancer

          o    Renal failure or

          o    Alzheimer's disease; and

     o EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your contract value from the Separate Account and from the Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.


OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement. In addition, the Indexed Fixed Option is not available if you select the Three-year Withdrawal Charge period.

OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions. If you elect the Optional Five- Year Withdrawal Charge Period and the Indexed Fixed Option, the withdrawal charge for the Indexed Fixed Option which normally has a 7-year schedule (8.5, 8, 7, 6, 5, 4, 2) will be modified to a 5-year schedule (8, 7, 6, 4, 2, 0). We reserve the right to restrict the percent of premium that may be allocated to the IFO. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement.

The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four-to-six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third contact year, the Five-year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

If you purchased your Contract between March 18, 2003 and August 17, 2003, the Five- Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (excluding premiums allocated to the Indexed Fixed Option), minus earnings, during a Contract year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Additional Free Withdrawal. In addition, the 20% Free Withdrawal Endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Free Withdrawal Endorsement provides extra liquidity in any market environment but, when it is elected in combination with the GMWB, taking full advantage of the benefit in a declining market will have an adverse effect on the GMWB if your contract value falls below your Guaranteed Withdrawal Balance. ANY TIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement Endorsements or if you elect the Three-year Withdrawal Charge Period.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The following description of the GMWB is supplemented by some examples in Appendix C that may assist you in understanding how the GMWB calculations are made in certain circumstances. The GMWB permits you to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the amount of net premium payments made (if elected after issue the contract value, less any recapture charges that would be paid were you to make a full withdrawal, will be used instead of the net premium payment at issue). The GMWB can be elected after issue during the 30 calendar day period prior to any Contract anniversary and will be effective as of the Contract anniversary following receipt of the request in good order. Once elected, the GMWB may not be terminated. We will continue to deduct the charge until the earliest of either annuitization or the date on which the contract value falls to zero. If you elect the GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the guaranteed amount available for partial withdrawals (the Guaranteed Withdrawal Balance ("GWB")). If you elect the GMWB at a later date your contract value, less any recapture charges that would be paid were you to make a full withdrawal, on the date we add the endorsement will be used to determine the GWB. The GWB can never be more than $5 million. The GWB is reduced with each withdrawal you take. This will not be available for owners older than age 80 on the issue or election date. AVAILABILITY MAY BE LIMITED TO THE ISSUE DATE.



================================================================================
THE GMWB PERMITS YOU TO MAKE PARTIAL WITHDRAWALS, PRIOR TO THE INCOME DATE, THAT IN TOTAL, EQUAL THE AMOUNT OF NET PREMIUM PAYMENTS MADE. READ CAREFULLY THE TIMING RESTRICTIONS ON ELECTION AND THE VALUES THAT ARE USED IN CALCULATING THIS BENEFIT.
================================================================================

Once the GWB has been determined, we calculate the maximum annual partial withdrawal amount (Guaranteed Annual Withdrawal Amount ("GAWA")). Upon election, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract year do not exceed 7%. If you do not take 7% in one Contract year, you may not take more than 7% the next Contract year. If you withdraw more than the 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract year until the GWB has been depleted.

Although any withdrawal charges or adjustments are part of the amount of the partial withdrawals that are counted toward the 7% permissible annual withdrawals, the annual 10% free withdrawal feature will eliminate any withdrawal charges on those partial withdrawals. Any adjustments only apply if the partial withdrawals are from the Guaranteed Fixed Accounts.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. When you make a subsequent premium payment, the GAWA will increase by 7% of the increase in the GWB. We reserve the right to restrict subsequent premium payments and the total GWB.

If you withdraw more than the GAWA in any one Contract year, the GWB may be reduced by more than the amount of the withdrawal, and may be reset to equal the then current contract value. The GAWA may also be reduced.

If the total of your partial withdrawals made in the current Contract year are greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Please refer to the examples in Appendix C for supplemental information about the impact of partial withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is less than or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is greater than the GAWA, the GWB is equal to the lesser of:

     o the contract value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     o the GWB prior to the partial withdrawal less the partial withdrawal, or zero, if greater.

If all your partial withdrawals made in the current Contract year are less than or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is greater than the GAWA, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal, or

     o    the GWB after the partial withdrawal, or

     o    7% of the greater of:

          1.   the  contract  value  after  the  partial  withdrawal,  less  any
               applicable   recapture   charges   remaining  after  the  partial
               withdrawal; or

          2.   the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.


On or during the 30 calendar day period following certain Contract anniversaries, you may choose to "step-up" the GWB to equal your contract value. The request will be processed and effective on the day we receive the request in good order. No request for a "step-up" will be processed after the 30th calendar day following the Contract anniversary. Your GAWA then becomes the greater of:
(i) 7% of the contract value on the effective date of the "step-up" or (ii) the GAWA prior to the "step-up." You would not choose a "step-up" if your current GWB is higher than your contract value.

If you choose this benefit after your Contract is issued (availability may be limited to the issue date), the first "step-up" must be at least five years after the effective date of the endorsement. Subsequent "step-ups" may not be elected until the fifth Contract anniversary after the previous "step-up" and must be elected during the 30 calendar days following a Contract anniversary. A subsequent step-up may not be elected until the 5th (or later) Contract Anniversary after the latest step-up (by counting the first Contract Anniversary after the step-up as the first Contract Anniversary). On the first "step-up," the GMWB charge will increase. Please see page 39. Before you decide to "step-up," you should contact your JNL representative or the Annuity Service Center.


SPOUSAL CONTINUATION. If the Contract is continued by the spouse the spouse retains all rights previously held by the owner and therefore may elect to add the GMWB feature to the Contract within the 30 days prior to any Contract anniversary following the continuation date of the original Contract's issue date. The GMWB endorsement becomes effective on the Contract anniversary following receipt of the request in good order.

If the spouse continues the Contract and the GMWB endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the contract value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract anniversaries will continue to be based on the anniversary of the original Contract's issue date).

SURRENDER. If your Contract is surrendered, you will receive your Contract's contract value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the GMWB Endorsement. The GMWB is terminated.

CONTRACT VALUE IS ZERO. If your contract value is reduced to zero as the result of a partial withdrawal or poor fund performance and the GWB after the withdrawal is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The total payments will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the owner, your beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of a GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity
Contract. Please consult your tax and financial advisors on this and other matters prior to electing the GMWB.

YOU MAY NOT ELECT BOTH THE GMWB AND THE GMIB. IF YOU HAVE ALLOCATED FUNDS TO THE INDEXED FIXED OPTION, YOU MAY NOT ELECT THE GMWB.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. You may be subject to a withdrawal charge and an excess interest adjustment.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

     o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

     o    the SEC, by order, may permit for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Accounts and the Indexed Fixed Option for the period permitted by law, but not more than six months.

================================================================================
IN YOUR CONTRACT'S INCOME PHASE, WE MAKE REGULAR PAYMENTS TO YOU.
================================================================================

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The INCOME DATE is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at any time before the Income Date, but changes of the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

================================================================================
THE AMOUNT OF YOUR INCOME PAYMENTS CAN BE GUARANTEED OR CAN VARY BASED ON THE PERFORMANCE OF THE INVESTMENT DIVISIONS YOU SELECT.
================================================================================

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

     o the amount of your contract value you allocate to the Investment Division(s) on the Income Date;

     o the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your contract value on the Income Date;

     o    which income option you select; and

     o the investment factors listed in your Contract that translate the amount of your contract value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of annuity units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the annuitant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of annuity units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments (each description assumes that you are the owner and annuitant). The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.

================================================================================
THE OPTIONAL GMIB LETS YOU PLAN YOUR RETIREMENT WITH GREATER CERTAINTY ABOUT THE MINIMUM AMOUNTS THAT WILL BE AVAILABLE AS FIXED INCOME PAYMENTS ON AN EXERCISE DATE AT LEAST 10 YEARS AFTER THE ISSUE DATE. READ CAREFULLY THE AGE AND TIMING RESTRICTIONS ON ISSUANCE AND EXERCISE OF THE GMIB.
================================================================================

GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if

     o    you elect it prior to your Contract's issue date;

     o    the annuitant is not older than age 75 on the issue date; and


     o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract anniversary but in no event later than the 30 calendar day period following the Contract anniversary immediately following the annuitant's 85th birthday.


The GMIB will terminate and will not be payable at the earliest of:

     o    the Income Date (if prior to the effective date of the GMIB);

     o the 31st calendar day following the Contract anniversary immediately after the annuitant's 85th birthday;

     o    the date you make a total withdrawal from the Contract;

     o upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or

     o    if the owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,


OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.


No other income options will be available.

After the 10th Contract anniversary or any subsequent Contract anniversary, the Contract owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of contract value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.


Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (A) OR (B), WHERE (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:


     o    all premiums you have paid (net of any applicable premium taxes); PLUS

     o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

     o    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  excess   interest   adjustments   to  those
          withdrawals); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement; and MINUS

     o    any taxes incurred, or chargeable under the Contract;


compounded at an annual interest rate of 5% from the date your Contract was issued until the earlier of the date the charge is assessed, the annuitant's 80th birthday or the date the GMIB is exercised;

All adjustments for Premiums, Contract Enhancements, charges and taxes are made on the date of the transaction. All withdrawal adjustments are made at the end of the Contract Year and on the Exercise Date. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). Please note that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:


     o the greatest contract value on any Contract anniversary prior to the annuitant's 81st birthday; MINUS

     o an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); PLUS

     o any premiums paid (net of any applicable premium taxes) after that Contract anniversary; MINUS

     o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract anniversary; and MINUS

     o    any taxes deducted after that Contract anniversary.


All adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:


     o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

     o    any  withdrawals   (including  related  charges  and  excess  interest
          adjustments); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based charges due under any optional endorsement; and MINUS

     o    taxes incurred since that was issued.


The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.


If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

Among other requirements applicable to Contracts issued to entities/owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH THE GMIB AND THE GMWB.


IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 3, 2004, PLEASE SEE APPENDIX E FOR A DESCRIPTION OF THE GMIB.


                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive completed claim forms and due proof of death from the first beneficiary). The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received.

================================================================================
IF YOU DIE BEFORE YOUR CONTRACT'S INCOME PHASE, YOUR BENEFICIARY WILL BE PAID AT LEAST THE GREATER OF YOUR CONTRACT VALUE OR YOUR NET PREMIUM PAYMENTS.
================================================================================

BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Only a spousal beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

     o your contract value on the date we receive proof of death and completed claim forms from your beneficiary; or

     o the total premiums you have paid since your Contract was issued MINUS prior withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

The basic death benefit and the optional death benefits, described below can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your beneficiary is your spouse, he/she may elect to continue the Contract in his/her own name. The Special Spousal Continuation option is one way to continue your Contract. See "Special Spousal Continuation Option" below.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

================================================================================
AN OPTIONAL EARNINGS PROTECTION BENEFIT ENDORSEMENT (FOR A CHARGE AT AN ANNUAL RATE OF 0.30%) ADDS UP TO 40% OF YOUR CONTRACT'S "EARNINGS" TO YOUR DEATH BENEFIT. EARNINGS CANNOT EXCEED 250% OF THE REMAINING PREMIUMS.
================================================================================

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are age 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define EARNINGS as the amount by which the sum of your contract value exceeds the REMAINING PREMIUMS (premiums not previously withdrawn). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually, and adjusted for any amounts cancelled or withdrawn for charges, deductions, withdrawals or any taxes due. If the earnings amount is negative, I.E., the total remaining premiums are greater than your contract value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the contract value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

     o    if your Contract is in the income phase at the time of your death;

     o    if there are no earnings in your Contract; or

     o if your spouse exercises the Special Spousal Continuation Option (described below) and either

          o    is age 76 or older at the Continuation Date or

          o    elects to discontinue the Earnings Protection Benefit.

If you elect this benefit, we will deduct an additional annualized charge of ..30% of the average daily asset value of your allocations to the Investment Divisions during the accumulation phase of the Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option unless your spouse elects to discontinue it. The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

================================================================================
FOR ADDITIONAL FEES, WE OFFER 5 OPTIONAL ENDORSEMENTS THAT MAKE YOUR DEATH BENEFIT NO LESS THAN A VARIETY OF VALUES UNDER THE CONTRACT BASED EITHER ON NET PREMIUMS OR CONTRACT VALUE.
================================================================================

OPTIONAL DEATH BENEFITS. If You purchased your Contract on or after August 18, 2003, You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting (in lieu of or in addition to any Earnings Protection Benefit) one of five optional death benefits:

     I. 4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b) Total "NET PREMIUMS" (premiums you paid net of premium taxes MINUS any withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid); or

          (c) Total Net Premiums since your Contract was issued, compounded at 4% (3% if you are age 70 or older on the date your Contract is issued); or (d) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 4% (3% if you are age 70 or older on the date your Contract is issued).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

     II. 5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b)  Total Net Premiums since your Contract was issued; or

          (c) Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (d) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

     III. HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b)  Total Net Premiums since your Contract was issued; or

          (c) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary.

     IV. COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b)  Total Net Premiums since your Contract was issued; or

          (c) Total Net Premiums since your Contract was issued, compounded at 4% (3% if you are age 70 or older on the date your Contract is issued); or

          (d) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 4% (3% if you are age 70 or older on the date your Contract is issued); or

          (e) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

     V. COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b)  Total Net Premiums since your Contract was issued; or

          (c) Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (d) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (e) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

For purposes of calculating I. (c), (d), II. (c), (d), III (c), IV. (c), (d) and
(e) and V (c), (d) and (e), all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in items I. (c), (d), II. (c), (d), III (c), IV. (c), (d) and (e) and V (c), (d) and (e) above in the same proportion that the contract value was reduced on the date of that withdrawal.

For purposes of determining "contract value," the amount attributable to the Indexed Fixed Option will be the value of the Indexed Fixed Option on the Index Determination Date (each Friday that the JNL Service Center and the New York Stock Exchange are open for business) immediately preceding the date we receive a completed request for payment in good order.

You may not elect any of the optional death benefits if you are older than age 80 when your Contract is issued. The closer to age 81 you are when your Contract is issued, the less advantageous it would be for you to select these options. The optional death benefits may not be available in all states.

If the 4% Roll-up Death Benefit, the 5% Roll-up Death Benefit, the Combination 4% Roll-up & Highest Anniversary Value Death Benefit or the Combination 5% Roll-up & Highest Anniversary Value Death Benefit is selected, the use of multiple Contracts by related entities/owners to avoid the 250% premium limit will not be permitted. Selection of these Optional Benefits are subject to our administrative rules designed to assure their appropriate use. We may update these rules as necessary.

EACH OF THE FIVE  OPTIONAL  DEATH  BENEFITS IS  DESIGNED TO INCREASE  YOUR DEATH
BENEFIT FROM THAT PROVIDED BY THE BASE DEATH BENEFIT ONLY IF THE INVESTMENT PERFORMANCE AND CREDITED RATES OF THE ALLOCATION OPTIONS TO WHICH YOU HAVE ALLOCATED YOUR CONTRACT VALUES HAS NOT BEEN SUFFICIENT TO MAKE YOUR CONTRACT VALUE THE APPLICABLE DEATH BENEFIT. NORMALLY, EACH OF THE FIVE OPTIONAL DEATH BENEFITS WOULD BE GREATER THAN YOUR CONTRACT'S BASE DEATH BENEFIT IF YOUR CONTRACT VALUE IS NOT GREATER THAN NET PAYMENTS. IF YOU MAKE SUBSTANTIAL WITHDRAWALS, HOWEVER, IT IS POSSIBLE IN SOME CIRCUMSTANCES FOR YOUR CONTRACT'S BASE DEATH BENEFIT TO BE GREATER THAN ANY OF THE OPTIONAL DEATH BENEFITS, EVEN IF YOUR CONTRACT VALUE IS NOT GREATER THAN YOUR NET PAYMENTS.

IF YOU PURCHASED YOUR CONTRACT PRIOR TO AUGUST 18, 2003 OR IF YOU RESIDE IN CONNECTICUT, INDIANA, OREGON, TEXAS OR WASHINGTON, PLEASE SEE APPENDIX D FOR A DESCRIPTION OF YOUR OPTIONAL DEATH BENEFITS.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a CONTINUATION ADJUSTMENT, which is the amount by which the death benefit that would have been payable (including the Earnings Protection Benefit and Optional Death Benefit, if any) exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "CONTINUATION DATE"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If you have contract values allocated to the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Guaranteed Fixed Account option. Once the transfer is completed, the Guaranteed Fixed Account may be subject to restrictions. Your spouse may then transfer this amount to any available Investment Division or Guaranteed Fixed Account options, but your spouse may not transfer this amount back into the Indexed Fixed Option. If your spouse subsequently withdraws any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premiums. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new contract value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The Contract, and its optional benefits, remain the same, except as described above. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO ENHANCED EARNINGS BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

If you have elected the Preselected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

================================================================================
WHEN PERMITTED, A BENEFICIARY WHO IS THE SPOUSE OF THE CONTRACT OWNER MAY ELECT TO CONTINUE THE CONTRACT RATHER THAN RECEIVE A DEATH BENEFIT PAYMENT. IN THAT CASE, THE CONTRACT VALUE WILL BE INCREASED BY THE AMOUNT (IF ANY) THAT THE DEATH BENEFIT THAT WOULD HAVE BEEN PAID EXCEEDS CONTRACT VALUE AT THE DEATH OF THE OWNER.
================================================================================

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner dies, and is not the annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the Income Date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

================================================================================
TAXES ON EARNINGS UNDER A NON-QUALIFIED CONTRACT ARE DEFERRED UNTIL DISTRIBUTED IN A WITHDRAWAL, INCOME PAYMENT OR LOAN. EARNINGS ARE ASSUMED TO BE THE FIRST AMOUNT WITHDRAWN BUT INCOME PAYMENTS ARE ASSUMED TO BE PART EARNINGS AND PART RETURN OF PREMIUM.
================================================================================

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a QUALIFIED CONTRACT. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a NON-QUALIFIED CONTRACT.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

================================================================================
WITHDRAWALS PRIOR TO AGE 59 1/2 MAY BE SUBJECT TO A PENALTY TAX.
================================================================================

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

     o    paid on or after the date you reach age 59 1/2;

     o    paid to your beneficiary after you die;

     o paid if you become totally disabled (as that term is defined in the Code);

     o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a beneficiary;

     o    paid under an immediate annuity; or

     o    which come from premiums made prior to August 14, 1982.

================================================================================
WITHDRAWALS FROM TAX-QUALIFIED CONTRACTS ARE TAXABLE (OTHER THAN AFTER-TAX CONTRIBUTIONS, IF ANY).
================================================================================

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

     o    reaches age 59 1/2;

     o    leaves his/her job;

     o    dies;

     o    becomes disabled (as that term is defined in the Code); or

     o in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

     o there was a written agreement providing for payments of the fees solely from the annuity Contract,

     o    the Contract owner had no liability for the fees, and

     o    the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

================================================================================
DEATH BENEFITS ARE NOT LIFE INSURANCE.  ESTATE OR GIFT TAXES MAY ALSO APPLY.
================================================================================

DEATH BENEFITS. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas a Contract offers 55 Investment Divisions and 7 Fixed Accounts, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Accounts (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed
Fixed Accounts from the one-year Guaranteed Fixed Account or any of the Investment Divisions. If the Guaranteed Fixed Accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Guaranteed Fixed Accounts or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

================================================================================
SYSTEMATIC TRANSFERS FACILITATE A DOLLAR COST AVERAGING STRATEGY AND DO NOT COUNT AGAINST YOUR 15 FREE TRANSFERS PER YEAR.
================================================================================

DOLLAR COST AVERAGING PLUS (DCA+). DCA+ Fixed Accounts are "source accounts" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Guaranteed Fixed Accounts. DCA+ Fixed Accounts are credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Accounts will be systematically transferred to the Investment Divisions or other Guaranteed Fixed Accounts chosen over the DCA+ term selected. You should consult your JNL representative with respect to the current availability of the Guaranteed Fixed Accounts and the availability of DCA+. If you purchased your Contract between June 4, 2003 and August 17, 2003, the Guaranteed Fixed Account may not be used as a source account.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account Option, if currently available, and the Money Market -Investment Division).


If you purchased your Contract between June 4, 2003 and August 17, 2003 and you purchased the 3% or 4% Contract Enhancement, earnings may be transferred only from JNL/PPM America Money Market Fund into the investment divisions.


REBALANCING. You can arrange to have us automatically reallocate your contract value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your contract value allocated to the better performing Investment Divisions.

If you purchased your Contract between June 4, 2003 and August 17, 2003 and you purchased the 3% or 4% Contract Enhancement, rebalancing may only include the investment divisions.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods that you use to change your allocation instructions.

FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

     o    the contract value, PLUS

     o any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

     o    any applicable Contract Enhancement recapture charges.

We will determine the contract value in the Investment Divisions as of the date we receive your Contract we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law.

================================================================================
YOUR CONTRACT HAS A FREE LOOK PERIOD OF 10 DAYS (OR LONGER, IF REQUIRED BY YOUR STATE).
================================================================================

ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

================================================================================
WE MAY ADVERTISE SEVERAL TYPES OF PERFORMANCE OF THE INVESTMENT DIVISIONS.
================================================================================


MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with our administrative systems, rules and procedures. Prior to 2001 we required entities performing market timing and asset allocation services to enter into a market timing agreement, which set forth certain conditions intended to limit adverse impact on the other contract owners. We no longer require an agreement, as we limit such transfers, as described below and in the "Transfers" section of this prospectus. Because excessive trades in an underlying Fund can hurt the performance of the Fund and corresponding Investment Division and harm Contract owners, we reserve the right to refuse any transfer requests from a market timing and asset allocation service or other non-Contract owners that we believe will disadvantage the Fund or the Contract owners.


Market timing or asset allocation services may conflict with transactions under JNL's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when JNL receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, JNL will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

================================================================================
WE LIMIT AND RESERVE THE RIGHT TO LIMIT MARKET TIMING TRANSFERS THAT WE BELIEVE WILL DISADVANTAGE OTHER CONTRACT OWNERS.
================================================================================

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased either life insurance or annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.


DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

        General Information and History .....................        2


        Services ............................................        3


        Purchase of Securities Being Offered ................        3

        Underwriters ........................................        3

        Calculation of Performance ..........................        3


        Accumulation Unit Values.............................       11

        Additional Tax Information ..........................      275

        Net Investment Factor ...............................      287

        Financial Statements ................................      288

                                   APPENDIX A

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The DowSM 10 Fund, or the owners of the JNL/Mellon Capital Management The DowSM 10 Fund, in determining, composing or calculating the DJIA or have any obligation to do so.


--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE

DowSM 10 FUND. SPECIFICALLY,

     o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:


          o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;


          o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

          o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.


THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY (SUB-ADVISER TO THE JNL VARIABLE FUND LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------


                                   APPENDIX B
---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 1
---------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                   100,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 2
---------------------------------------------------------------------------------------------------------------------------------
                      10/1/01
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/01
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/03
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    44,886.36  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                     --------
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                    ---------
                   150,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP", OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.


ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.


EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $7,000, which is 7% of your GWB.


EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $10,500, which is your prior GAWA ($7,000) plus 7% of your additional Premium payment ($3,500).


EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($7,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $93,000, which is your prior GWB ($100,000) minus the GAWA ($7,000).

     o Your GAWA for the next year remains $7,000, because you did not take more than the GAWA ($7,000).


EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your contract value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your contract value ($150,000). This equals $90,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000. Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the contract value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the greater of the contract value after the partial withdrawal or the new GWB, which is $6,300.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 7 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your contract value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your contract value ($150,000). This equals $110,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000. Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the contract value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.


EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your contract value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your contract value ($80,000). This equals $30,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000. Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the contract value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $2,100.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.


EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your contract value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your contract value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o After the "step-up", if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.


EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your contract value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($7,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your contract value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $193,000, which is your prior GWB ($200,000) minus the withdrawal ($7,000). Your GAWA remains $14,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 14 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $93,000, which is your prior GWB ($100,000) minus the withdrawal ($7,000). Your GAWA remains $7,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your contract value after the withdrawal, which is $193,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($13,510) and choose the greater amount ($13,510). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.


EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your contract value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your contract value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the contract value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the contract value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $12,950.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the contract value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the contract value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o Upon step-up, we recalculate your GWB to equal your contract value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($12,950) and choose the greater amount ($12,950). This is your new GAWA. After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

================================================================================
FOR ADDITIONAL FEES, WE OFFER 3 OPTIONAL ENDORSEMENTS THAT MAKE YOUR DEATH BENEFIT NO LESS THAN A VARIETY OF VALUES UNDER THE CONTRACT BASED EITHER ON NET PREMIUMS OR CONTRACT VALUE.
================================================================================

                                   APPENDIX D

OPTIONAL DEATH BENEFITS FOR CONTRACTS PURCHASED PRIOR TO AUGUST 18, 2003 OR IN YOU LIVE IN CONNECTICUT, INDIANA, OREGON, TEXAS, WASHINGTON. You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting (in lieu of or in addition to any Earnings Protection Benefit) one of three optional death benefits:

     I. 5% COMPOUNDED DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b) Total "NET PREMIUMS" (premiums you paid net of premium taxes MINUS any withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid); or

          (c) Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (d) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

     II. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b)  Total Net Premiums since your Contract was issued; or

          (c) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary.

     III. COMBINATION DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b)  Total Net Premiums since your Contract was issued; or

          (c) Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (d) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (e) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your Contract.

For purposes of calculating I. (c), (d), II. (c) and III. (c), (d) and (e), all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in items
I. (c), (d), II. (c) and III. (c), (d) and (e) above in the same proportion that the contract value was reduced on the date of that withdrawal.

For purposes of determining "contract value," the amount attributable to the Indexed Fixed Option will be the value of the Indexed Fixed Option on the Index Determination Date (as described in the product brochure for the Indexed Fixed option) immediately preceding the date we receive a completed request for payment in good order.

You may not elect the Maximum Anniversary Value Death Benefit or the Combination Death Benefit if you are older than age 80 when your Contract is issued. The closer to age 81 you are when your Contract is issued, the less advantageous it would be for you to select these options. The optional death benefits may not be available in all states.

If either the 5% Compounded Death Benefit or the Combination Death Benefit is selected, the use of multiple Contracts by related entities/owners to avoid the 250% premium limit will not be permitted. Selection of these Optional Benefits are subject to our administrative rules designed to assure their appropriate use. We may update these rules as necessary.

EACH OF THE THREE OPTIONAL DEATH BENEFITS IS DESIGNED TO INCREASE YOUR DEATH BENEFIT FROM THAT PROVIDED BY THE BASE DEATH BENEFIT ONLY IF THE INVESTMENT PERFORMANCE AND CREDITED RATES OF THE ALLOCATION OPTIONS TO WHICH YOU HAVE ALLOCATED YOUR CONTRACT VALUES HAS NOT BEEN SUFFICIENT TO MAKE YOUR CONTRACT VALUE THE APPLICABLE DEATH BENEFIT. NORMALLY, EACH OF THE THREE OPTIONAL DEATH BENEFITS WOULD BE GREATER THAN YOUR CONTRACT'S BASE DEATH BENEFIT IF YOUR CONTRACT VALUE IS NOT GREATER THAN NET PAYMENTS. IF YOU MAKE SUBSTANTIAL WITHDRAWALS, HOWEVER, IT IS POSSIBLE IN SOME CIRCUMSTANCES FOR YOUR CONTRACT'S BASE DEATH BENEFIT TO BE GREATER THAN ANY OF THE OPTIONAL DEATH BENEFITS, EVEN IF YOUR CONTRACT VALUE IS NOT GREATER THAN YOUR NET PAYMENTS.

                                   APPENDIX E

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT FOR CONTRACTS PURCHASED PRIOR TO MAY 3, 2004 The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if

     o    you elect it prior to your Contract's issue date;

     o    the annuitant is not older than age 75 on the issue date; and

     o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract anniversary but in no event later than the Contract anniversary immediately following the annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

     o    the Income Date (if prior to the effective date of the GMIB);

     o the 31st calendar day following the Contract anniversary immediately after the annuitant's 85th birthday;

     o    the date you make a total withdrawal from the Contract;

     o upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or

     o    if the owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Fixed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Fixed.

No other income options will be available.

After the 10th Contract anniversary or any subsequent Contract anniversary, the Contract owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of contract value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (A) OR (B), WHERE (A) IS:

     o    all premiums you have paid (net of any applicable premium taxes); PLUS

     o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

     o    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  excess   interest   adjustments   to  those
          withdrawals); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement; and MINUS

     o    any taxes incurred, or chargeable under the Contract;

compounded at an annual interest rate of 6% from the date your Contract was issued until the earlier of the date the charge is assessed, the annuitant's 80th birthday or the date the GMIB is exercised;

AND (B) IS:

     o the greatest contract value on any Contract anniversary prior to the annuitant's 81st birthday; MINUS

     o an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); PLUS

     o any premiums paid (net of any applicable premium taxes) after that Contract anniversary; MINUS

     o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract anniversary; and MINUS

     o    any taxes deducted after that Contract anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract (charges are deducted on a dollar-for-dollar basis). Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit Base in the same proportion that contract value was reduced on the date of that withdrawal. When (a) is greater than (b), not deducting the GMIB charge from (a) increases the GMIB
Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

     o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

     o    any  withdrawals   (including  related  charges  and  excess  interest
          adjustments); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based charges due under any optional endorsement; and MINUS

     o    taxes incurred since that was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

Among other requirements applicable to Contracts issued to entities/owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH THE GMIB AND THE GMWB.


------------------------------------------------------------------------------------------------------------------------------------
QUESTIONS:   If you have any questions about your Contract, you may contact us at:
------------------------------------------------------------------------------------------------------------------------------------


ANNUITY SERVICE CENTER:                                   1 (800) 766-4683

         MAIL ADDRESS:                                    P.O. Box 378002, Denver, Colorado 80237-8002

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779

         MAIL ADDRESS:                                    P.O. Box 30386, Lansing, Michigan 48909-9692

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG
------------------------------------------------------------------------------------------------------------------------------------

HOME OFFICE:                                              1 Corporate Way, Lansing, Michigan 48951



--------

/1/ Withdrawal charges are deducted on the income date if that date is within one year of the issue date, upon partial withdrawals in excess of free withdrawal amounts, and upon total withdrawals. The withdrawal charge is a seven year schedule. When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $15 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.

/2/ Any applicable Contract Enhancement recapture charges are deducted at the income date as well as on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals. The Contract Enhancement recapture charge is the same for the first 24 months.


/3/ Dollar cost averaging transfers and rebalancing transfers do not count against the 15 free transfers.


/4/ On a calendar quarter basis, the charge is .15% of the GMIB Benefit Base (for contract issued prior to May 3, 2004, the charge was .10% of the GMIB Benefit Base). If you purchased you contract prior to May 3, 2004, please see Appendix E for a description of the GMIB. This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Accounts on a pro rata basis. When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units. The GMIB Benefit Base is defined on page 54 below.

/5/ This charge is only imposed if your contract value is less than $50,000 on the date when the charge is assessed.

/6/ For contracts issued prior to May 3, 2004, the Mortality and Expense Risk Charge is 1.00%.

/7/ If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first
Contract year that result in the contract value falling substantially below $1,000,000, as determined by us.


/8/ For Contracts purchased prior to August 18, 2003, three other optional death benefits (that provide less protection) are available for .15% and .25%. For contacts purchased after August 18, 2003, there are four other optional death benefits (that provide less protection) for fees that range from .25% to .45%.

/9/ This charge is only deducted for the first five Contract years.

/10/ These charges are only deducted for the first seven Contract years.

/11/ The current charge for the GMWB is .35%, and currently there is an increase in the charge to .55% when you elect a "step-up." We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any "step-up" subject to a maximum charge of ..70%.

/12/ The 4% Contract Enhancement is assumed to have been selected (along with the Earnings Protection Benefit, the Three-Year Withdrawal Charge Period, the most expensive optional death benefit and the maximum possible charge for the
GMWB). If you purchased your Contract between March 18, 2003 and June 3, 2003, the 3% and 4% Contract Enhancements were not available and the 2% Contract Enhancement could not be elected with the five-year withdrawal charge period option. For Contracts purchased between June 4, 2003 and August 17, 2003, the 3 year, 5 year and 7 year Guaranteed Fixed Accounts are unavailable if you select the 3% or 4% Contract Enhancements. For Contracts purchased between July 14, 2003 and August 17, 2003, the 3 year, 5 year and 7 year Guaranteed Fixed Accounts are unavailable if you select the 2% Contract Enhancement. You may not select the Three-Year Withdrawal Charge Period option with the 20% Additional Free Withdrawal option. You may not elect both the GMIB and GMWB.


/13/ Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust by Jackson National Asset Management, LLC. The JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund, and all the Mellon Capital Management Funds, except JNL/Mellon Capital Management Global 15 Fund, pay an Administrative Fee of .15%. The JNL/Mellon Capital Management Global 15 Fund pays an Administrative Fee of ..20%. The JNL/S&P Funds pay an Administrative Fee of .05%. The Administrative Fees are paid to Jackson National Asset Management, LLC. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee. The management fee reflects a reduction in connection with the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares. The management fees shown in the table for the Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.

/14/ The Board of Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment
Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Funds. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

/15/ Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

/16/ UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from .79% to 1.46% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

  JNL/S&P Conservative Growth Fund I .................................. 1.050%
  JNL/S&P Moderate Growth Fund I .................................... ..1.117%
  JNL/S&P Aggressive Growth Fund I .................................. ..1.190%
  JNL/S&P Very Aggressive Growth Fund I ............................. ..1.222%
  JNL/S&P Equity Growth Fund I....................................... ..1.214%
  JNL/S&P Equity Aggressive Growth Fund I............................ ..1.222%
  JNL/S&P Core Index 50 Fund .......................................... 1.009%
  JNL/S&P Core Index 75 Fund .......................................... 0.950%
  JNL/S&P Core Index 100 Fund ....................................... ..0.869%

S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

/17/ Dow Jones Name. "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow SM 10 Fund. Please see Appendix A for additional information. The JNL/ Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product. As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

/18/ The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

/19/ Any applicable Contract Enhancement recapture charges are deducted at the income date as well as on partial withdrawals in excess of free withdrawal amounts, upon total withdrawals and if your Contract is returned during the free look period.

*As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2004




                          INDIVIDUAL AND GROUP DEFERRED
                      FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)




This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2004. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683.





                                TABLE OF CONTENTS
                                                                     PAGE

General Information and History.........................................2
Services................................................................3
Purchase of Securities Being Offered....................................3
Underwriters............................................................3
Calculation of Performance..............................................3
Accumulation Unit Values...............................................11
Additional Tax Information............................................275
Net Investment Factor ................................................287
Financial Statements .................................................288

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National(R)). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.


The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

KPMG LLP, 303 E. Wacker Drive, Chicago, IL 60601, serves as independent accountants for the separate account.

Jorden Burt LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.


The aggregate  amount of underwriting  commissions paid to  broker/dealers  was:
$__________in 2003. The product was not available in 2000 and 2001. JNLD did not retain any portion of the commissions. [TO BE FILED BY AMENDMENT]


CALCULATION OF PERFORMANCE

When Jackson National advertises performance for an Investment Division (except the JNL/PPM America Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.


The standardized average annual total returns for each Division (except the JNL/PPM America Money Market Division) for Contracts with maximum optional charges (the most expensive optional Death Benefit, EarningsMax, 3 year withdrawal charge, the most expensive charge for the Guaranteed Minimum
Withdrawal Benefit and 4% Premium Credit) (includes deduction of insurance charges and the administration charge,) for the periods ended December 31, 2003, are as follows (more recent returns may be more or less than the stated returns due to market volatility): [TO BE UPDATED BY AMENDMENT]


                               STANDARDIZED RETURN

                                                                                                               SINCE INCEPTION OF
                                                                         ONE YEAR           FIVE YEARS        INVESTMENT DIVISION

JNL/AIM Large Cap Growth Division/11/

JNL/AIM Small Cap Growth Division/11/
JNL/Alger Growth Division/1/
JNL/Alliance Capital Growth Division/4/
JNL/Eagle Core Equity Division/2/
JNL/Eagle SmallCap Equity Division/2/


JNL/FMR Balanced Division/4/
JNL/FMR Capital Growth Division/1/

JNL/JPMorgan International Value Division/13/
JNL/Lazard Mid Cap Value Division/11/
JNL/Lazard Small Cap Value Division/11/
JNL/Mellon Capital Management S&P 500 Index Division/12/
JNL/Mellon Capital Management S&P 400 MidCap Index Division/12/ JNL/Mellon Capital Management Small Cap Index Division/12/ JNL/Mellon Capital Management Bond Index/12/
JNL/Mellon Capital Management International Index Division/12/
JNL/Mellon  Capital   Management   Enhanced  S&P  500  Stock  Index
Division/12/
JNL/Oppenheimer Global Growth Division/10/
JNL/Oppenheimer Growth Division/10/
JNL/PIMCO Total Return Bond Division/11/
JNL/PPM America Balanced Division/1/
JNL/PPM America High Yield Bond Division/1/
JNL/PPM America Value Division/13/
JNL/Putnam Equity Division/1/
JNL/Putnam International Equity Division/1/
JNL/Putnam Midcap Growth Division/4/
JNL/Putnam Value Equity Division/1/
JNL/Salomon Brothers Strategic Bond Division/1/
JNL/Salomon Brothers U.S. Government & Quality Bond Division/1/ JNL/S&P Aggressive Growth Division I/6/
JNL/S&P Conservative Growth Division I/5/
JNL/S&P Equity Aggressive Growth Division I/9/
JNL/S&P Equity Growth Division I/8/
JNL/S&P Moderate Growth Division I/6/
JNL/S&P Very Aggressive Growth Division I/7/
JNL/S&P Core Index 50 Division/12/
JNL/S&P Core Index 75 Division/12/
JNL/S&P Core Index 100 Division/12/
JNL/Select Global Growth Divison/1/
JNL/Select Large Cap Growth Division/1/
JNL/T. Rowe Price Established Growth Division/1/
JNL/T. Rowe Price Mid-Cap Growth Division/1/
JNL/T. Rowe Price Value Division/4/
JNL/Mellon Capital Management The DowSM 10 Division/3/
JNL/Mellon Capital Management The S&P(R) 10 Division/3/
JNL/Mellon Capital Management Global 15 Division/3/
JNL/Mellon Capital Management 25 Division/3/
JNL/Mellon Capital Management Select Small-Cap Division/3/ JNL/Mellon Capital Management Communications Sector Division/14/ JNL/Mellon Capital Management Consumer Brands Sector Division/14/ JNL/Mellon Capital Management Energy Sector Division/14/
JNL/Mellon Capital Management Financial Sector Division/14/ JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector

     Division/14/

JNL/Mellon Capital Management Technology Sector Division/14/

1 Corresponding Fund commenced operations on October 16, 1995. Prior to May 3, 2004, the JNL/Select Large Cap Growth Division, JNL/Select Global Growth Division and JNL/FMR Capital Growth Division were sub-advised by Janus Capital Management, LLC.
2    Corresponding Fund commenced operations on September 16, 1996.

3    Corresponding Fund commenced  operations on July 6, 1999. As of
     February 18, 2004, Mellon Capital Management Corporation (Mellon Capital) replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

4 Corresponding Fund commenced operations on May 1, 2000. Prior to May 3, 2004, the JNL/FMR Balanced Division was sub-advised by Janus Capital Management, LLC.
5    Corresponding Fund commenced operations on April 9, 1998.
6    Corresponding Fund commenced operations on April 8, 1998.
7    Corresponding Fund commenced operations on April 1, 1998.
8    Corresponding Fund commenced operations on April 13, 1998.
9    Corresponding Fund commenced operations on April 15, 1998.
10   Corresponding Fund commenced operations on May 1, 2001.

11   Corresponding Fund commenced operations on October 29, 2001.

12 Corresponding Fund commenced operations on January 15, 2002. As of February 18, 2004, Mellon Capital replaced Curian as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

13   Corresponding Fund commenced operations on September 30, 2002.
14   Corresponding Fund commenced operations on December 15, 2003.

The GMIB charge is not deducted because of the number of variables involved in the calculation that would apply on an individual Contract basis. The charge is ..10 basis points each quarter applied to the Benefit Base, as defined in the prospectus.

Currently the 4% premium credit is unavailable. This should be considered by new and existing contract owners prior to purchasing the contract and prior to making an additional premium payment.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.


The non-standardized average annual total returns that each Investment Division (except the JNL/PPM America Money Market Division) would have achieved if it had been invested in the corresponding Funds for the periods ending December 31, 2003, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the Contract maintenance charge or the withdrawal charge, are shown in the table below. The table shows non-standardized returns for Contracts with no optional endorsements. [TO BE UPDATED BY AMENDMENT.]


                            NON-STANDARDIZED RETURN FOR A CONTRACT WITH NO ENDORSEMENTS

                                                                      ONE YEAR PERIOD    FIVE YEARS PERIOD

                                                                      ENDED DECEMBER     ENDED DECEMBER 31,    SINCE INCEPTION OF
                                                                         31, 2003               2003          INVESTMENT DIVISION


JNL/AIM Large Cap Growth Division/11/
JNL/AIM Small Cap Growth Division/11/
JNL/Alger Growth Division/1/
JNL/Alliance Capital Growth Division/4/
JNL/Eagle Core Equity Division/2/
JNL/Eagle SmallCap Equity Division/2/

JNL/FMR Balanced Division/4/
JNL/FMR Capital Growth Division/1/
JNL/JPMorgan International Value Division/13/
JNL/Lazard Mid Cap Value Division/11/
JNL/Lazard Small Cap Value Division/11/
JNL/Mellon Capital Management S&P 500 Index Division/12/
JNL/Mellon Capital Management S&P 400 MidCap Index Division/12/
JNL/Mellon Capital Management Select Small Cap Index Division/12/
JNL/Mellon Capital Management Bond Index/12/
JNL/Mellon Capital Management International Index Division/12/
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
   Division/12/
JNL/Oppenheimer Global Growth Division/10/
JNL/Oppenheimer Growth Division/10/
JNL/PIMCO Total Return Bond Division/11/
JNL/PPM America Balanced Division/1/
JNL/PPM America High Yield Bond Division/1/
JNL/PPM America Value Division/13/
JNL/Putnam Equity Division/1/
JNL/Putnam International Equity Division/1/
JNL/Putnam Midcap Growth Division/4/
JNL/Putnam Value Equity Division/1/
JNL/Salomon Brothers Strategic Bond Division/1/
JNL/Salomon Brothers U.S. Government & Quality Bond Division/1/
JNL/S&P Aggressive Growth Division I/6/
JNL/S&P Conservative Growth Division I/5/
JNL/S&P Equity Aggressive Growth Division I/9/
JNL/S&P Equity Growth Division I/8/
JNL/S&P Moderate Growth Division I/6/
JNL/S&P Very Aggressive Growth Division I/7/
JNL/S&P Core Index 50 Division/12/
JNL/S&P Core Index 75 Division/12/
JNL/S&P Core Index 100 Division/12/
JNL/Select Large Cap Growth Division/1/
JNL/Select Global Growth Divison/1/
JNL/T. Rowe Price Established Growth Division/1/
JNL/T. Rowe Price Mid-Cap Growth Division/1/
JNL/T. Rowe Price Value Division/4/
JNL/Mellon Capital Management the DowSM 10 Division/3/
JNL/Mellon Capital Management The S&P(R) 10 Division/3/
JNL/Mellon Capital Management Global 15 Division/3/
JNL/Mellon Capital Management 25 Division/3/
JNL/Mellon Capital Management Select Small-Cap Division/3/
JNL/Mellon Capital Management Communications Sector Fund/14/
JNL/Mellon Capital Management Consumer Brands Sector Fund/14/
JNL/Mellon Capital Management Energy Sector Fund/14/
JNL/Mellon Capital Management Financial Sector Fund/14/
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund/14/ JNL/Mellon Capital Management Technology Sector Fund/14/

1 Corresponding Fund commenced operations on October 16, 1995. Prior to May 3, 2004, the JNL/Select Large Cap Growth Division, JNL/Select Global Growth Division and JNL/FMR Capital Growth Division were sub-advised by Janus Capital Management, LLC.
2    Corresponding Fund commenced operations on September 16, 1996.

3 Corresponding Fund commenced operations on July 6, 1999. As of February 18, 2004, Mellon Capital Management Corporation (Mellon Capital) replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

4 Corresponding Fund commenced operations on May 1, 2000. Prior to May 3, 2004, the JNL/FMR Balanced Division was sub-advised by Janus Capital Management, LLC.
5    Corresponding Fund commenced operations on April 9, 1998.
6    Corresponding Fund commenced operations on April 8, 1998.
7    Corresponding Fund commenced operations on April 1, 1998.
8    Corresponding Fund commenced operations on April 13, 1998.
9    Corresponding Fund commenced operations on April 15, 1998.
10   Corresponding Fund commenced operations on May 1, 2001.

11   Corresponding Fund commenced operations on October 29, 2001.

12 Corresponding Fund commenced operations on January 15, 2002. As of February 18, 2004, Mellon Capital replaced Curian as the sub-adviser to this Fund. Returns shown for the period prior to February 18, 2004, reflect the results achieved by prior sub-advisers.

13   Corresponding Fund commenced operations on September 30, 2002.
14   Corresponding Fund commenced operations on December 15, 2003.

Prior to May 1, 1997, the JNL/PPM America Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the corresponding Fund was sub-advised by Phoenix Investment Counsel, Inc., the JNL/Putnam Equity Division was the JNL/Phoenix Investment Counsel Growth Division and the corresponding Fund was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Division was the JNL/PPM America Value Equity Division and the corresponding Fund was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the JNL/Putnam International Equity Division was the JNL/T. Rowe Price International Equity Fund and the corresponding Fund was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

      a           =                 net  investment  income  earned during the period by the Fund  attributable  to shares owned by the Investment Division.
      b           =                 expenses  for  the  Investment   Division   accrued  for  the  period  (net  of
                                    reimbursements).
      c           =                 the average daily number of accumulation units outstanding during the period.
      d           =                 the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.


The yield for the 30-day period ended December 31, 2003, for each of the referenced Investment Divisions is as follows: [TO BE FILED BY AMENDMENT.]

JNL/PPM America Balanced Division
JNL/PPM America High Yield Bond Division
JNL/Salomon Brothers Strategic Bond Division

JNL/Salomon Brothers U.S. Government & Quality Bond Division

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/PPM America Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/PPM America Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/PPM America Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The JNL/PPM America Money Market Division's yield and effective yield for the seven-day period ended December 31, 2003, were ___% and ___%, respectively.

The JNL/PPM America Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/PPM America Money Market Division nor that Division's investment in the JNL/PPM America Money Market Series is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.


ACCUMULATION UNIT VALUES [TO BE UPDATED BY AMENDMENT]


Accumulation Unit Values
CONTRACT - M&E 1.25% (INCLUDES COMBINATION DEATH BENEFIT AND $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/AIM Premier Equity II Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                    $9.97
    End of period                                                                          $8.31
  Accumulation units outstanding
  at the end of period                                                                    13,064

JNL/Alger Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $16.50
    End of period                                                                         $12.77
  Accumulation units outstanding
  at the end of period                                                                     7,815

JNL/Alliance Capital Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Curian S&P 500 Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Curian S&P 400 MidCap Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Curian Small Cap Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Mellon Capital Management Bond Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Mellon Capital Management International Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Curian Enhanced S&P 500 Stock Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Eagle Core Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Janus Aggressive Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $18.30
    End of period                                                                         $17.96
  Accumulation units outstanding
  at the end of period                                                                     6,558

JNL/Janus Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Janus Capital Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/JPMorgan International Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Lazard Mid Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $12.93
    End of period                                                                         $11.11
  Accumulation units outstanding
  at the end of period                                                                     9,920

JNL/Lazard Small Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $11.56
    End of period                                                                          $9.46
  Accumulation units outstanding
  at the end of period                                                                    11,185

JNL/Oppenheimer Global Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Oppenheimer Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/PIMCO Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/PPM America Balanced Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $19.10
    End of period                                                                         $17.77
  Accumulation units outstanding
  at the end of period                                                                     6,538

JNL/PPM America High Yield Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/PPM America Money Market Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/PPM America Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Putnam Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Putnam International Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Putnam Midcap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Putnam Value Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of the period                                                                N/A (c)


JNL/Salomon Brothers Strategic Bond Division (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of the period                                                                N/A (c)

JNL/Salomon Brothers U.S. Government & Quality Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/T. Rowe Price Established Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $25.75
    End of period                                                                         $21.29
  Accumulation units outstanding
  at the end of period                                                                     5,080

JNL/T. Rowe Price Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Conservative Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Equity Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Equity Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Moderate Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Very Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Core Index 50 Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Core Index 75 Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Core Index 100 Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Curian The DowSM 10 Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Curian The S&P(R) 10 Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Curian The Global 15 Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Curian 25 Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Curian Small-Cap Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Curian Communications Sector Fund (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (d)
    End of period                                                                         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                    N/A (d)

JNL/Curian Consumer Brands Sector Fund (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (d)
    End of period                                                                         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                    N/A (d)

JNL/Curian Energy Sector Fund (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (d)
    End of period                                                                         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                    N/A (d)

JNL/Curian Financial Sector Fund (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (d)
    End of period                                                                         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                    N/A (d)

JNL/Curian Pharmaceutical/Healthcare Sector Fund (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (d)
    End of period                                                                         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                    N/A (d)

JNL/Curian Technology Sector Fund (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (d)
    End of period                                                                         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                    N/A (d)

(a) Commencement of operations June 17, 2002.
(b) Commencement of operations July 15, 2002.
(c) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.30% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDED DEATH BENEFIT
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                      DECEMBER 31,
                                                                                                              2002

JNL/AIM Large Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $10.44
    End of period                                                                                             $8.05
  Accumulation units outstanding
  at the end of period                                                                                       113,224

JNL/AIM Premier Equity II Division (g)
  Accumulation unit value:
    Beginning of period                                                                                      $10.30
    End of period                                                                                             $7.81
  Accumulation units outstanding
  at the end of period                                                                                       52,669

JNL/AIM Small Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $10.77
    End of period                                                                                             $8.30
  Accumulation units outstanding
  at the end of period                                                                                       108,280

JNL/Alger Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $17.92
    End of period                                                                                            $12.72
  Accumulation units outstanding
  at the end of period                                                                                       37,624

JNL/Alliance Capital Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $10.45
    End of period                                                                                             $7.76
  Accumulation units outstanding
  at the end of period                                                                                       62,296

JNL/Curian S&P 500 Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      N/A (c)
    End of period                                                                                            N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (c)

JNL/Curian S&P 400 MidCap Index Division (c)
 Accumulation unit value:
    Beginning of period                                                                                      N/A (c)
    End of period                                                                                            N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (c)

JNL/Curian Small Cap Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      N/A (c)
    End of period                                                                                            N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (c)

JNL/Mellon Capital Management Bond Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $9.98
    End of period                                                                                            $10.72
  Accumulation units outstanding
  at the end of period                                                                                       96,757

JNL/Mellon Capital Management International Index Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $10.00
    End of period                                                                                             $8.53
  Accumulation units outstanding
  at the end of period                                                                                       140,393

JNL/Curian Enhanced S&P 500 Stock Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      N/A (c)
    End of period                                                                                            N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (c)

JNL/Eagle Core Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $16.63
    End of period                                                                                            $13.43
  Accumulation units outstanding
  at the end of period                                                                                       68,959

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $15.59
    End of period                                                                                            $12.18
  Accumulation units outstanding
  at the end of period                                                                                       59,693

JNL/Janus Aggressive Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $24.02
    End of period                                                                                            $17.89
  Accumulation units outstanding
  at the end of period                                                                                       18,820

JNL/Janus Balanced Division (d)
  Accumulation unit value:
    Beginning of period                                                                                       $9.08
    End of period                                                                                             $8.45
  Accumulation units outstanding
  at the end of period                                                                                       176,271

JNL/Janus Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                      $17.21
    End of period                                                                                            $13.60
  Accumulation units outstanding
  at the end of period                                                                                       10,395

JNL/JPMorgan International Value Division (k)
  Accumulation unit value:
    Beginning of period                                                                                       $6.36
    End of period                                                                                             $6.33
  Accumulation units outstanding
  at the end of period                                                                                        3,289

JNL/Lazard Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $12.83
    End of period                                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                                       154,000

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $11.40
    End of period                                                                                             $9.44
  Accumulation units outstanding
  at the end of period                                                                                       123,077

JNL/Oppenheimer Global Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                       $8.63
    End of period                                                                                             $7.05
  Accumulation units outstanding
  at the end of period                                                                                       153,885

JNL/Oppenheimer Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $8.80
    End of period                                                                                             $6.89
  Accumulation units outstanding
  at the end of period                                                                                       63,660

JNL/PIMCO Total Return Bond Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $12.50
    End of period                                                                                            $13.19
  Accumulation units outstanding
  at the end of period                                                                                       441,234

JNL/PPM America Balanced Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $18.44
    End of period                                                                                            $17.70
  Accumulation units outstanding
  at the end of period                                                                                       165,008

JNL/PPM America High Yield Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $13.15
    End of period                                                                                            $13.35
  Accumulation units outstanding
  at the end of period                                                                                       124,707

JNL/PPM America Money Market Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $12.54
    End of period                                                                                            $12.51
  Accumulation units outstanding
  at the end of period                                                                                       280,391

JNL/PPM America Value Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $10.83
    End of period                                                                                            $10.96
  Accumulation units outstanding
  at the end of period                                                                                        3,824

JNL/Putnam Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $18.26
    End of period                                                                                            $14.55
  Accumulation units outstanding
  at the end of period                                                                                        9,642

JNL/Putnam International Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $11.16
    End of period                                                                                             $9.34
  Accumulation units outstanding
  at the end of period                                                                                       95,683

JNL/Putnam Midcap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                       $6.68
    End of period                                                                                             $4.94
  Accumulation units outstanding
  at the end of period                                                                                       97,140

JNL/Putnam Value Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                                      $18.28
    End of period                                                                                            $15.03
  Accumulation units outstanding
  at the end of the period                                                                                   43,465


JNL/Salomon Brothers Strategic Bond Division (d)
  Accumulation unit value:

    Beginning of period                                                                                      $15.02
    End of period                                                                                            $15.90
  Accumulation units outstanding
  at the end of the period                                                                                   70,227

JNL/Salomon Brothers U.S. Government & Quality Bond Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $14.17
    End of period                                                                                            $15.37
  Accumulation units outstanding
  at the end of period                                                                                       249,752

JNL/T. Rowe Price Established Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $23.09
    End of period                                                                                            $18.63
  Accumulation units outstanding
  at the end of period                                                                                       82,484

JNL/T. Rowe Price Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $25.22
    End of period                                                                                            $21.21
  Accumulation units outstanding
  at the end of period                                                                                       75,918

JNL/T. Rowe Price Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $10.87
    End of period                                                                                             $9.11
  Accumulation units outstanding
  at the end of period                                                                                       336,708

JNL/S&P Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                      $10.75
    End of period                                                                                             $9.17
  Accumulation units outstanding
  at the end of period                                                                                       195,835

JNL/S&P Conservative Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                                      $11.00
    End of period                                                                                            $10.10
  Accumulation units outstanding
  at the end of period                                                                                       747,818

JNL/S&P Equity Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                      $10.13
    End of period                                                                                             $8.25
  Accumulation units outstanding
  at the end of period                                                                                       77,031

JNL/S&P Equity Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                                      $10.16
    End of period                                                                                             $8.09
  Accumulation units outstanding
  at the end of period                                                                                       207,081

JNL/S&P Moderate Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                      $10.90
    End of period                                                                                             $9.84
  Accumulation units outstanding
  at the end of period                                                                                      1,064,743

JNL/S&P Very Aggressive Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                                      $10.79
    End of period                                                                                             $8.60
  Accumulation units outstanding
  at the end of period                                                                                       74,652

JNL/S&P Core Index 50 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                       $9.46
    End of period                                                                                             $7.74
  Accumulation units outstanding
  at the end of period                                                                                       16,832

JNL/S&P Core Index 75 Division (h)
  Accumulation unit value:
    Beginning of period                                                                                       $9.60
    End of period                                                                                             $8.15
  Accumulation units outstanding
  at the end of period                                                                                       108,156

JNL/S&P Core Index 100 Division (d)
  Accumulation unit value:
    Beginning of period                                                                                       $9.80
    End of period                                                                                             $8.56
  Accumulation units outstanding
  at the end of period                                                                                       298,650

JNL/Curian The DowSM 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                                       $8.38
    End of period                                                                                             $7.68
  Accumulation units outstanding
  at the end of period                                                                                       492,647

JNL/Curian The S&P(R) 10 Division (i)
  Accumulation unit value:
    Beginning of period                                                                                       $9.92
    End of period                                                                                             $7.37
  Accumulation units outstanding
  at the end of period                                                                                       280,949

JNL/Curian The Global 15 Division (i)
  Accumulation unit value:
    Beginning of period                                                                                       $9.04
    End of period                                                                                             $7.15
  Accumulation units outstanding
  at the end of period                                                                                       240,286

JNL/Curian 25 Division (i)
  Accumulation unit value:
    Beginning of period                                                                                       $9.76
    End of period                                                                                             $7.65
  Accumulation units outstanding
  at the end of period                                                                                       275,854

JNL/Curian Small-Cap Division (i)
  Accumulation unit value:
    Beginning of period                                                                                      $15.31
    End of period                                                                                            $11.44
  Accumulation units outstanding
  at the end of period                                                                                       176,927

JNL/Curian Communications Sector Fund (m)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Consumer Brands Sector Fund (m)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Energy Sector Fund (m)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Financial Sector Fund (m)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (m)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Technology Sector Fund (m)
  Accumulation unit value:
    Beginning of period                                                                                       N/A)
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

(a)    Commencement of operations January 18, 2002.
(b)    Commencement of operations February 7, 2002.
(c)    Commencement of operations February 8, 2002.
(d)    Commencement of operations February 11, 2002.
(e)    Commencement of operations February 12, 2002.
(f)    Commencement of operations February 14, 2002.
(g)    Commencement of operations February 15, 2002.
(h)    Commencement of operations February 22, 2002.
(i)    Commencement of operations May 20, 2002.
(j)    Commencement of operations November 1, 2002.
(k)    Commencement of operations December 5, 2002.
(l)    Commencement of operations March 4, 2002.
(m) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.40% (INCLUDES COMBINATION DEATH BENEFIT)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                   DECEMBER 31,
                                                                                                           2002

JNL/AIM Large Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $10.21
    End of period                                                                                          $8.04
  Accumulation units outstanding
  at the end of period                                                                                    31,732

JNL/AIM Premier Equity II Division (i)
  Accumulation unit value:
    Beginning of period                                                                                   $10.85
    End of period                                                                                          $7.80
  Accumulation units outstanding
  at the end of period                                                                                    23,506

JNL/AIM Small Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $10.46
    End of period                                                                                          $8.29
  Accumulation units outstanding
  at the end of period                                                                                    51,311

JNL/Alger Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                   $17.70
    End of period                                                                                         $12.63
  Accumulation units outstanding
  at the end of period                                                                                    40,998

JNL/Alliance Capital Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                   $10.23
    End of period                                                                                          $7.73
  Accumulation units outstanding
  at the end of period                                                                                    79,381

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

JNL/Mellon Capital Management Bond Index Division (d)
  Accumulation unit value:
    Beginning of period                                                                                    $9.97
    End of period                                                                                         $10.71
  Accumulation units outstanding
  at the end of period                                                                                    66,903

JNL/Mellon Capital Management International Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                    $9.62
    End of period                                                                                          $8.52
  Accumulation units outstanding
  at the end of period                                                                                    55,369

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

JNL/Eagle Core Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                                   $17.38
    End of period                                                                                         $13.35
  Accumulation units outstanding
  at the end of period                                                                                    45,251

JNL/Eagle SmallCap Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                                   $16.15
    End of period                                                                                         $12.11
  Accumulation units outstanding
  at the end of period                                                                                    48,295

JNL/Janus Aggressive Growth Division (f)
  Accumulation unit value:
   Beginning of period                                                                                   $22.91
    End of period                                                                                         $17.75
  Accumulation units outstanding
  at the end of period                                                                                    23,094

JNL/Janus Balanced Division (g)
   Accumulation unit value:
    Beginning of period                                                                                    $9.14
    End of period                                                                                          $8.42
  Accumulation units outstanding
  at the end of period                                                                                    79,128

JNL/Janus Capital Growth Division (g)
   Accumulation unit value:
    Beginning of period                                                                                   $16.84
    End of period                                                                                         $13.50
  Accumulation units outstanding
  at the end of period                                                                                    22,402

JNL/JPMorgan International Value Division (q)
  Accumulation unit value:
    Beginning of period                                                                                    $6.25
    End of period                                                                                          $6.30
  Accumulation units outstanding
  at the end of period                                                                                     2,171

JNL/Lazard Mid Cap Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $12.91
    End of period                                                                                         $11.03
  Accumulation units outstanding
  at the end of period                                                                                    70,519

JNL/Lazard Small Cap Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $11.15
    End of period                                                                                          $9.40
  Accumulation units outstanding
  at the end of period                                                                                    72,723

JNL/Oppenheimer Global Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                    $8.68
    End of period                                                                                          $7.03
  Accumulation units outstanding
  at the end of period                                                                                    119,483

JNL/Oppenheimer Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                    $8.65
    End of period                                                                                          $6.87
  Accumulation units outstanding
  at the end of period                                                                                    36,091

JNL/PIMCO Total Return Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $12.45
    End of period                                                                                         $13.12
  Accumulation units outstanding
  at the end of period                                                                                    184,175

JNL/PPM America Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                                   $18.40
    End of period                                                                                         $17.57
  Accumulation units outstanding
  at the end of period                                                                                    114,414

JNL/PPM America High Yield Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                                   $13.28
    End of period                                                                                         $13.25
  Accumulation units outstanding
  at the end of period                                                                                    64,076

JNL/PPM America Money Market Division (a)
  Accumulation unit value:
    Beginning of period                                                                                   $12.47
    End of period                                                                                         $12.43
  Accumulation units outstanding
  at the end of period                                                                                    126,368

JNL/PPM America Value Division (r)
  Accumulation unit value:
    Beginning of period                                                                                   $11.45
    End of period                                                                                         $10.93
  Accumulation units outstanding
  at the end of period                                                                                     4,144

JNL/Putnam Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $17.55
    End of period                                                                                         $14.44
  Accumulation units outstanding
  at the end of period                                                                                     5,683

JNL/Putnam International Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                                   $11.15
    End of period                                                                                          $9.27
  Accumulation units outstanding
  at the end of period                                                                                    73,013

JNL/Putnam Midcap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                    $6.43
    End of period                                                                                          $4.92
  Accumulation units outstanding
  at the end of period                                                                                    24,404

JNL/Putnam Value Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $17.80
    End of period                                                                                         $14.92
  Accumulation units outstanding
  at the end of the period                                                                                27,589


JNL/Salomon Brothers Strategic Bond Division (s)
  Accumulation unit value:

    Beginning of period                                                                                   $15.11
    End of period                                                                                         $15.78
  Accumulation units outstanding
  at the end of the period                                                                                40,592

JNL/Salomon Brothers U.S. Government & Quality Bond Division (g)
  Accumulation unit value:
    Beginning of period                                                                                   $14.12
    End of period                                                                                         $15.25
  Accumulation units outstanding
  at the end of period                                                                                    200,425

JNL/T. Rowe Price Established Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $22.60
    End of period                                                                                         $18.49
  Accumulation units outstanding
  at the end of period                                                                                    73,513

JNL/T. Rowe Price Mid-Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $25.29
    End of period                                                                                         $21.04
  Accumulation units outstanding
  at the end of period                                                                                    37,653

JNL/T. Rowe Price Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $10.60
    End of period                                                                                          $9.09
  Accumulation units outstanding
  at the end of period                                                                                    212,633

JNL/S&P Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                   $10.97
    End of period                                                                                          $9.13
  Accumulation units outstanding
  at the end of period                                                                                    230,240

JNL/S&P Conservative Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                   $10.94
    End of period                                                                                         $10.05
  Accumulation units outstanding
  at the end of period                                                                                    253,103

JNL/S&P Equity Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                   $10.38
    End of period                                                                                          $8.21
  Accumulation units outstanding
  at the end of period                                                                                    62,697

JNL/S&P Equity Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                   $10.20
    End of period                                                                                          $8.05
  Accumulation units outstanding
  at the end of period                                                                                    105,602

JNL/S&P Moderate Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                   $11.08
    End of period                                                                                          $9.79
  Accumulation units outstanding
  at the end of period                                                                                    753,526

JNL/S&P Very Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                   $11.12
    End of period                                                                                          $8.55
  Accumulation units outstanding
  at the end of period                                                                                    17,702

JNL/S&P Core Index 50 Division (p)
  Accumulation unit value:
    Beginning of period                                                                                    $7.91
    End of period                                                                                          $7.74
  Accumulation units outstanding
  at the end of period                                                                                     5,324

JNL/S&P Core Index 75 Division (m)
  Accumulation unit value:
    Beginning of period                                                                                    $9.78
    End of period                                                                                          $8.14
  Accumulation units outstanding
  at the end of period                                                                                    11,594

JNL/S&P Core Index 100 Division (l)
  Accumulation unit value:
    Beginning of period                                                                                    $9.94
    End of period                                                                                          $8.55
  Accumulation units outstanding
  at the end of period                                                                                    101,997

JNL/Curian The DowSM 10 Division (h)
  Accumulation unit value:
    Beginning of period                                                                                    $9.45
    End of period                                                                                          $7.66
  Accumulation units outstanding
  at the end of period                                                                                    217,395

JNL/Curian The S&P(R) 10 Division (o)
  Accumulation unit value:
    Beginning of period                                                                                    $9.90
    End of period                                                                                          $7.34
  Accumulation units outstanding
  at the end of period                                                                                    119,934

JNL/Curian Global 15 Division (o)
  Accumulation unit value:
    Beginning of period                                                                                    $8.69
    End of period                                                                                          $7.12
  Accumulation units outstanding
  at the end of period                                                                                    97,239

JNL/Curian 25 Division (o)
  Accumulation unit value:
    Beginning of period                                                                                    $9.54
    End of period                                                                                          $7.63
  Accumulation units outstanding
  at the end of period                                                                                    125,186

JNL/Curian Small-Cap Division (n)
  Accumulation unit value:
    Beginning of period                                                                                   $15.43
    End of period                                                                                         $11.40
  Accumulation units outstanding
  at the end of period                                                                                    66,919

JNL/Curian Communications Sector Fund (t)
  Accumulation unit value:
    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

JNL/Curian Consumer Brands Sector Fund (t)
  Accumulation unit value:
    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

JNL/Curian Energy Sector Fund (t)
  Accumulation unit value:
    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

JNL/Curian Financial Sector Fund (t)
  Accumulation unit value:
    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (t)
  Accumulation unit value:
    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

JNL/Curian Technology Sector Fund (t) Accumulation unit value:
    Beginning of period                                                                                    N/A)
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

(a)    Commencement of operations January 28, 2002.
(b)    Commencement of operations February 8, 2002.
(c)    Commencement of operations February 11, 2002.
(d)    Commencement of operations February 14, 2002.
(e)    Commencement of operations February 19, 2002.
(f)    Commencement of operations February 20, 2002.
(g)    Commencement of operations February 25, 2002.
(h)    Commencement of operations March 4, 2002.
(i)    Commencement of operations March 20, 2002.
(j)    Commencement of operations March 25, 2002.
(k)    Commencement of operations March 26, 2002.
(l)    Commencement of operations April 4, 2002.
(m)    Commencement of operations April 24, 2002.
(n)    Commencement of operations May 14, 2002.
(o)    Commencement of operations May 30, 2002.
(p)    Commencement of operations September 4, 2002.
(q)    Commencement of operations November 1, 2002.
(r)    Commencement of operations December 2, 2002.
(s)    Commencement of operations April 8, 2002.
(t) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.45% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX
20% ADDITIONAL FREE WITHDRAWAL
FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                 DECEMBER 31,
                                                                                                         2002
JNL/AIM Large Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $10.68
    End of period                                                                                       $8.04
  Accumulation units outstanding
  at the end of period                                                                                  12,265

JNL/AIM Premier Equity II Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $10.09
    End of period                                                                                       $7.80
  Accumulation units outstanding
  at the end of period                                                                                  7,886

JNL/AIM Small Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $11.04
    End of period                                                                                       $8.29
  Accumulation units outstanding
  at the end of period                                                                                  33,911

JNL/Alger Growth Division (t)
  Accumulation unit value:
    Beginning of period                                                                                 $18.30
    End of period                                                                                       $12.59
  Accumulation units outstanding
  at the end of period                                                                                  13,375

JNL/Alliance Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $10.20
    End of period                                                                                       $7.71
  Accumulation units outstanding
  at the end of period                                                                                  11,863

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Mellon Capital Management Bond Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                                 $10.00
    End of period                                                                                       $10.71
  Accumulation units outstanding
  at the end of period                                                                                  48,780

JNL/Mellon Capital Management International Index Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $9.96
    End of period                                                                                       $8.52
  Accumulation units outstanding
  at the end of period                                                                                  59,645

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Eagle Core Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $17.35
    End of period                                                                                       $13.31
  Accumulation units outstanding
  at the end of period                                                                                  13,935

JNL/Eagle SmallCap Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $15.75
    End of period                                                                                       $12.07
  Accumulation units outstanding
  at the end of period                                                                                  5,159

JNL/Janus Aggressive Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                 $22.83
    End of period                                                                                       $17.69
  Accumulation units outstanding
  at the end of period                                                                                  19,568

JNL/Janus Balanced Division (d)
  Accumulation unit value:
    Beginning of period                                                                                 $9.06
    End of period                                                                                       $8.41
  Accumulation units outstanding
  at the end of period                                                                                  17,199

JNL/Janus Capital Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $16.59
    End of period                                                                                       $13.45
  Accumulation units outstanding
  at the end of period                                                                                  8,459

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (v)
    End of period                                                                                      N/A (v)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (v)

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                 $13.05
    End of period                                                                                       $11.00
  Accumulation units outstanding
  at the end of period                                                                                  31,702

JNL/Lazard Small Cap Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                                 $11.29
    End of period                                                                                       $9.37
  Accumulation units outstanding
  at the end of period                                                                                  52,324

JNL/Oppenheimer Global Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                 $8.75
    End of period                                                                                       $7.03
  Accumulation units outstanding
  at the end of period                                                                                  29,061

JNL/Oppenheimer Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $8.96
    End of period                                                                                       $6.87
  Accumulation units outstanding
  at the end of period                                                                                  5,052

JNL/PIMCO Total Return Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                                 $12.44
    End of period                                                                                       $13.09
  Accumulation units outstanding
  at the end of period                                                                                  97,236

JNL/PPM America Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $18.79
    End of period                                                                                       $17.50
  Accumulation units outstanding
  at the end of period                                                                                  18,956

JNL/PPM America High Yield Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $12.98
    End of period                                                                                       $13.20
  Accumulation units outstanding
  at the end of period                                                                                  32,045

JNL/PPM America Money Market Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $12.41
    End of period                                                                                       $12.37
  Accumulation units outstanding
  at the end of period                                                                                  55,558

JNL/PPM America Value Division (s)
  Accumulation unit value:
    Beginning of period                                                                                 $11.19
    End of period                                                                                       $10.93
  Accumulation units outstanding
  at the end of period                                                                                   166

JNL/Putnam Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $17.40
    End of period                                                                                       $14.38
  Accumulation units outstanding
  at the end of period                                                                                  18,472

JNL/Putnam International Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $11.71
    End of period                                                                                       $9.24
  Accumulation units outstanding
  at the end of period                                                                                  21,232

JNL/Putnam Midcap Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $6.40
    End of period                                                                                       $4.92
  Accumulation units outstanding
  at the end of period                                                                                  9,542

JNL/Putnam Value Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $17.90
    End of period                                                                                       $14.86
  Accumulation units outstanding
  at the end of the period                                                                              35,018

JNL/Salomon Brothers Global Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $14.95
    End of period                                                                                       $15.72
  Accumulation units outstanding
  at the end of the period                                                                              17,267

JNL/Salomon Brothers U.S. Government & Quality Bond Division (u)
  Accumulation unit value:
    Beginning of period                                                                                 $13.97
    End of period                                                                                       $15.19
  Accumulation units outstanding
  at the end of period                                                                                 144,258

JNL/T. Rowe Price Established Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                 $22.77
    End of period                                                                                       $18.42
  Accumulation units outstanding
  at the end of period                                                                                  22,644

JNL/T. Rowe Price Mid-Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                 $25.75
    End of period                                                                                       $20.96
  Accumulation units outstanding
  at the end of period                                                                                  19,061

JNL/T. Rowe Price Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                 $10.79
    End of period                                                                                       $9.07
  Accumulation units outstanding
  at the end of period                                                                                  50,904

JNL/S&P Aggressive Growth Division I (w)
  Accumulation unit value:
    Beginning of period                                                                                 $11.28
    End of period                                                                                       $9.11
  Accumulation units outstanding
  at the end of period                                                                                  28,707

JNL/S&P Conservative Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                                 $11.17
    End of period                                                                                       $10.02
  Accumulation units outstanding
  at the end of period                                                                                 100,482

JNL/S&P Equity Aggressive Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                                 $10.25
    End of period                                                                                       $8.19
  Accumulation units outstanding
  at the end of period                                                                                  10,640

JNL/S&P Equity Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                                 $10.05
    End of period                                                                                       $8.03
  Accumulation units outstanding
  at the end of period                                                                                  38,840

JNL/S&P Moderate Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                                 $11.03
    End of period                                                                                       $9.77
  Accumulation units outstanding
  at the end of period                                                                                 139,370

JNL/S&P Very Aggressive Growth Division I (k)
  Accumulation unit value:
    Beginning of period                                                                                 $11.43
    End of period                                                                                       $8.53
  Accumulation units outstanding
  at the end of period                                                                                  29,769

JNL/S&P Core Index 50 Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $9.99
    End of period                                                                                       $7.73
  Accumulation units outstanding
  at the end of period                                                                                   312

JNL/S&P Core Index 100 Division (n)
  Accumulation unit value:
    Beginning of period                                                                                 $10.04
    End of period                                                                                       $8.54
  Accumulation units outstanding
  at the end of period                                                                                  18,745

JNL/S&P Core Index 75 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $9.52
    End of period                                                                                       $8.14
  Accumulation units outstanding
  at the end of period                                                                                  21,207

JNL/Curian The DowSM 10 Division (d)
  Accumulation unit value:
    Beginning of period                                                                                 $8.64
    End of period                                                                                       $7.64
  Accumulation units outstanding
  at the end of period                                                                                 105,586

JNL/Curian The S&P(R) 10 Division (r)
  Accumulation unit value:
    Beginning of period                                                                                 $9.97
    End of period                                                                                       $7.33
  Accumulation units outstanding
  at the end of period                                                                                  53,406

JNL/Curian The Global 15 Division (r)
  Accumulation unit value:
    Beginning of period                                                                                 $9.05
    End of period                                                                                       $7.11
  Accumulation units outstanding
  at the end of period                                                                                  43,257

JNL/Curian 25 Division (r)
  Accumulation unit value:
    Beginning of period                                                                                 $9.78
    End of period                                                                                       $7.61
  Accumulation units outstanding
  at the end of period                                                                                  49,772

JNL/Curian Small-Cap Division (r)
  Accumulation unit value:
    Beginning of period                                                                                 $15.45
    End of period                                                                                       $11.38
  Accumulation units outstanding
  at the end of period                                                                                  30,995

JNL/Curian Communications Sector Fund (v)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Consumer Brands Sector Fund (v)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Energy Sector Fund (v)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Financial Sector Fund (v)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (v)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Technology Sector Fund (v)
  Accumulation unit value:
    Beginning of period                                                                                  N/A)
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

(a)    Commencement of operations February 4, 2002.
(b)    Commencement of operations February 7, 2002.
(c)    Commencement of operations February 11, 2002.
(d)    Commencement of operations February 15, 2002.
(e)    Commencement of operations February 20, 2002.
(f)    Commencement of operations February 22, 2002.
(g)    Commencement of operations February 26, 2002.
(h)    Commencement of operations March 1, 2002.
(i)    Commencement of operations March 5, 2002.
(j)    Commencement of operations March 13, 2002.
(k)    Commencement of operations March 19, 2002.
(l)    Commencement of operations March 26, 2002.
(m)    Commencement of operations March 27, 2002.
(n)    Commencement of operations April 1, 2002.
(o)    Commencement of operations April 8, 2002.
(p)    Commencement of operations May 3, 2002.
(q)    Commencement of operations May 6, 2002.
(r)    Commencement of operations May 17, 2002.
(s)    Commencement of operations December 17, 2002.
(t)    Commencement of operations March 14, 2002.
(u)    Commencement of operations March 6, 2002.
(v) These investment divisions had not commenced operations as of December 31, 2002.
(w)    Commencement of operations March 25, 2002.


Accumulation Unit Values
CONTRACT - M&E 1.545% (INCLUDES PREMIUM CREDIT 2%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                 DECEMBER 31,
                                                                                                         2002

JNL/AIM Large Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $8.13
    End of period                                                                                       $8.03
  Accumulation units outstanding
  at the end of period                                                                                  2,287

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/AIM Small Cap Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                 $8.43
    End of period                                                                                       $8.28
  Accumulation units outstanding
  at the end of period                                                                                  3,341

JNL/Alger Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $12.75
    End of period                                                                                       $12.50
  Accumulation units outstanding
  at the end of period                                                                                  3,303

JNL/Alliance Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                 $8.10
    End of period                                                                                       $7.67
  Accumulation units outstanding
  at the end of period                                                                                  8,456

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/Mellon Capital Management International Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $10.54
    End of period                                                                                       $8.51
  Accumulation units outstanding
  at the end of period                                                                                  2,229

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Eagle Core Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $15.57
    End of period                                                                                       $13.23
  Accumulation units outstanding
  at the end of period                                                                                  4,917

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $14.84
    End of period                                                                                       $12.00
  Accumulation units outstanding
  at the end of period                                                                                  2,650

JNL/Janus Aggressive Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $16.85
    End of period                                                                                       $17.56
  Accumulation units outstanding
  at the end of period                                                                                    66

JNL/Janus Balanced Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $8.45
    End of period                                                                                       $8.39
  Accumulation units outstanding
  at the end of period                                                                                  6,710

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/Lazard Mid Cap Value Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $12.87
    End of period                                                                                       $10.95
  Accumulation units outstanding
  at the end of period                                                                                  6,664

JNL/Lazard Small Cap Value Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $11.44
    End of period                                                                                       $9.33
  Accumulation units outstanding
  at the end of period                                                                                  4,788

JNL/Oppenheimer Global Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $8.72
    End of period                                                                                       $7.02
  Accumulation units outstanding
  at the end of period                                                                                  15,294

JNL/Oppenheimer Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $7.11
    End of period                                                                                       $6.86
  Accumulation units outstanding
  at the end of period                                                                                  3,396

JNL/PIMCO Total Return Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $12.47
    End of period                                                                                       $13.03
  Accumulation units outstanding
  at the end of period                                                                                  23,571

JNL/PPM America Balanced Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $18.72
    End of period                                                                                       $17.38
  Accumulation units outstanding
  at the end of period                                                                                  1,033

JNL/PPM America High Yield Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $12.34
    End of period                                                                                       $13.10
  Accumulation units outstanding
  at the end of period                                                                                  2,634

JNL/PPM America Money Market Division (q)
  Accumulation unit value:
    Beginning of period                                                                                 $12.32
    End of period                                                                                       $12.29
  Accumulation units outstanding
  at the end of period                                                                                  7,315

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/Putnam International Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                                 $9.76
    End of period                                                                                       $9.17
  Accumulation units outstanding
  at the end of period                                                                                  4,655

JNL/Putnam Midcap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $4.87
    End of period                                                                                       $4.90
  Accumulation units outstanding
  at the end of period                                                                                   182

JNL/Putnam Value Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $14.35
    End of period                                                                                       $14.75
  Accumulation units outstanding
  at the end of the period                                                                              4,743


JNL/Salomon Brothers Strategic Bond Division (j)
  Accumulation unit value:

    Beginning of period                                                                                 $14.59
    End of period                                                                                       $15.61
  Accumulation units outstanding
  at the end of the period                                                                              1,390

JNL/Salomon Brothers U.S. Government & Quality Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $14.04
    End of period                                                                                       $15.08
  Accumulation units outstanding
  at the end of period                                                                                  17,779

JNL/T. Rowe Price Established Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $18.58
    End of period                                                                                       $18.28
  Accumulation units outstanding
  at the end of period                                                                                  2,757

JNL/T. Rowe Price Mid-Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $20.03
    End of period                                                                                       $20.81
  Accumulation units outstanding
  at the end of period                                                                                  3,108

JNL/T. Rowe Price Value Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $10.89
    End of period                                                                                       $9.05
  Accumulation units outstanding
  at the end of period                                                                                  13,495

JNL/S&P Aggressive Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                                 $10.13
    End of period                                                                                       $9.07
  Accumulation units outstanding
  at the end of period                                                                                  2,407

JNL/S&P Conservative Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                                 $10.42
    End of period                                                                                       $9.98
  Accumulation units outstanding
  at the end of period                                                                                  27,490

JNL/S&P Equity Aggressive Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                                 $7.95
    End of period                                                                                       $8.15
  Accumulation units outstanding
  at the end of period                                                                                  5,611

JNL/S&P Equity Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                                 $8.05
    End of period                                                                                       $8.00
  Accumulation units outstanding
  at the end of period                                                                                  65,085

JNL/S&P Moderate Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                                 $11.06
    End of period                                                                                       $9.72
  Accumulation units outstanding
  at the end of period                                                                                  32,796

JNL/S&P Very Aggressive Growth Division I (n)
  Accumulation unit value:
    Beginning of period                                                                                 $9.72
    End of period                                                                                       $8.50
  Accumulation units outstanding
  at the end of period                                                                                  1,170

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/S&P Core Index 75 Division (m)
  Accumulation unit value:
    Beginning of period                                                                                 $8.53
    End of period                                                                                       $8.13
  Accumulation units outstanding
  at the end of period                                                                                  7,566

JNL/S&P Core Index 100 Division (k)
  Accumulation unit value:
    Beginning of period                                                                                 $8.77
    End of period                                                                                       $8.53
  Accumulation units outstanding
  at the end of period                                                                                   316

JNL/Curian The DowSM 10 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $9.18
    End of period                                                                                       $7.62
  Accumulation units outstanding
  at the end of period                                                                                  36,225

JNL/Curian The S&P(R) 10 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $9.93
    End of period                                                                                       $7.31
  Accumulation units outstanding
  at the end of period                                                                                  30,184

JNL/Curian The Global 15 Division (e)
  Accumulation unit value:
    Beginning of period                                                                                 $8.32
    End of period                                                                                       $7.09
  Accumulation units outstanding
  at the end of period                                                                                  25,238

JNL/Curian 25 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $9.55
    End of period                                                                                       $7.59
  Accumulation units outstanding
  at the end of period                                                                                  39,076

JNL/Curian Small-Cap Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $14.47
    End of period                                                                                       $11.34
  Accumulation units outstanding
  at the end of period                                                                                  21,069

JNL/Curian Communications Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Consumer Brands Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Energy Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Financial Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Technology Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                                  N/A)
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

(a)    Commencement of operations May 28, 2002.
(b)    Commencement of operations May 31, 2002.
(c)    Commencement of operations June 10, 2002.
(d)    Commencement of operations June 21, 2002.
(e)    Commencement of operations July 1, 2002.
(f)    Commencement of operations July 26, 2002.
(g)    Commencement of operations July 29, 2002.
(h)    Commencement of operations July 30, 2002.
(i)    Commencement of operations August 1, 2002.
(j)    Commencement of operations August 6, 2002.
(k)    Commencement of operations August 15, 2002.
(l)    Commencement of operations September 27, 2002.
(m)    Commencement of operations November 29, 2002.
(n)    Commencement of operations June 24, 2002.
(o)    Commencement of operations June 5, 2002.
(p) These investment divisions had not commenced operations as of December 31, 2002.
(q)    Commencement of operations July 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.56% (INCLUDES PREMIUM CREDIT 4% AND $1 MILLION PREMIUM
ADMINISTRATIVE FEE WAIVER)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2002

JNL/AIM Large Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/AIM Premier Equity II Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/AIM Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Alger Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Alliance Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

JNL/Mellon Capital Management Bond Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Mellon Capital Management International Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

JNL/Eagle Core Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                                          $13.75
    End of period                                                                                                $13.22
  Accumulation units outstanding
  at the end of period                                                                                             484

JNL/Eagle SmallCap Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                                          $11.67
    End of period                                                                                                $11.98
  Accumulation units outstanding
  at the end of period                                                                                             285

JNL/Janus Aggressive Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Janus Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Janus Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/JPMorgan International Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Lazard Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Lazard Small Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Oppenheimer Global Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Oppenheimer Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                          $12.84
    End of period                                                                                                $13.02
  Accumulation units outstanding
  at the end of period                                                                                            1,038

JNL/PPM America Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/PPM America High Yield Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/PPM America Money Market Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $12.29
    End of period                                                                                                $12.28
  Accumulation units outstanding
  at the end of period                                                                                              0

JNL/PPM America Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Putnam Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Putnam International Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                                           $9.34
    End of period                                                                                                 $9.16
  Accumulation units outstanding
  at the end of period                                                                                             713

JNL/Putnam Midcap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Putnam Value Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                                       N/A (b)


JNL/Salomon Brothers Strategic Bond Division (b)
  Accumulation unit value:

    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                                       N/A (b)

JNL/Salomon Brothers U.S. Government & Quality Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/T. Rowe Price Established Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                          $19.13
    End of period                                                                                                $18.26
  Accumulation units outstanding
  at the end of period                                                                                             348

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                          $21.32
    End of period                                                                                                $20.79
  Accumulation units outstanding
  at the end of period                                                                                             156

JNL/T. Rowe Price Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                                           $9.12
    End of period                                                                                                 $9.05
  Accumulation units outstanding
  at the end of period                                                                                             730

JNL/S&P Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Conservative Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Equity Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Equity Growth Division I (b)
 Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Moderate Growth Division I (b)
 Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Very Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Core Index 50 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Core Index 75 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Curian The DowSM 10 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Curian The S&P(R) 10 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Curian The Global 15 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Curian 25 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Curian Small-Cap Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Curian Communications Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

JNL/Curian Consumer Brands Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

JNL/Curian Energy Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

JNL/Curian Financial Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

JNL/Curian Technology Sector Fund (b)
 Accumulation unit value:
    Beginning of period                                                                                           N/A)
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

(a) Commencement of operations November 20, 2002.
(b) These investment divisions had not commenced operations as of December 31, 2002.
(c) Commencement of operations November 14, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.57% (INCLUDES PREMIUM CREDIT 3%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $10.20
    End of period                                                                          $8.03
  Accumulation units outstanding
  at the end of period                                                                     2,068

JNL/AIM Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $10.27
    End of period                                                                          $7.79
  Accumulation units outstanding
  at the end of period                                                                     1,631

JNL/AIM Small Cap Growth Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $11.01
    End of period                                                                          $8.28
  Accumulation units outstanding
  at the end of period                                                                    10,811

JNL/Alger Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $17.27
    End of period                                                                         $12.48
  Accumulation units outstanding
  at the end of period                                                                     2,886

JNL/Alliance Capital Growth Division (u)

 Accumulation unit value:
    Beginning of period                                                                   $10.07
    End of period                                                                          $7.66
  Accumulation units outstanding
  at the end of period                                                                    11,075

JNL/Curian S&P 500 Index Division (u)
  Accumulation unit value:
    Beginning of period                                                                    $9.68
    End of period                                                                          $7.67
  Accumulation units outstanding
  at the end of period                                                                    23,061

JNL/Curian S&P 400 MidCap Index Division (u)
 Accumulation unit value:
    Beginning of period                                                                   $10.82
    End of period                                                                          $8.48
  Accumulation units outstanding
  at the end of period                                                                     9,299

JNL/Curian Small Cap Index Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $10.54
    End of period                                                                          $7.90
  Accumulation units outstanding
  at the end of period                                                                     5,420

JNL/Mellon Capital Management Bond Index Division (u)
  Accumulation unit value:
    Beginning of period                                                                    $9.97
    End of period                                                                         $10.69
  Accumulation units outstanding
  at the end of period                                                                     7,332

JNL/Mellon Capital Management International Index Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $10.69
    End of period                                                                          $8.51
  Accumulation units outstanding
  at the end of period                                                                     5,957

JNL/Curian Enhanced S&P 500 Stock Index Division (u)
  Accumulation unit value:
    Beginning of period                                                                    $7.55
    End of period                                                                          $5.92
  Accumulation units outstanding
  at the end of period                                                                     2,172

JNL/Eagle Core Equity Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $16.64
    End of period                                                                         $13.21
  Accumulation units outstanding
  at the end of period                                                                     3,130

JNL/Eagle SmallCap Equity Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $16.42
    End of period                                                                         $11.98
  Accumulation units outstanding
  at the end of period                                                                     4,551

JNL/Janus Aggressive Growth Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $22.17
    End of period                                                                         $17.53
  Accumulation units outstanding
  at the end of period                                                                     2,642

JNL/Janus Balanced Division (u)
  Accumulation unit value:
    Beginning of period                                                                    $9.14
    End of period                                                                          $8.39
  Accumulation units outstanding
  at the end of period                                                                     3,436

JNL/Janus Capital Growth Division (u)
 Accumulation unit value:
    Beginning of period                                                                   $17.04
    End of period                                                                         $13.32
  Accumulation units outstanding
  at the end of period                                                                     3,396

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (w)
    End of period                                                                         N/A (w)
  Accumulation units outstanding
  at the end of period                                                                    N/A (w)

JNL/Lazard Mid Cap Value Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $13.38
    End of period                                                                         $10.94
  Accumulation units outstanding
  at the end of period                                                                     2,324

JNL/Lazard Small Cap Value Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $12.35
    End of period                                                                          $9.32
  Accumulation units outstanding
  at the end of period                                                                     4,553

JNL/Oppenheimer Global Growth Division (u)
  Accumulation unit value:
    Beginning of period                                                                    $8.72
    End of period                                                                          $7.01
  Accumulation units outstanding
  at the end of period                                                                     4,749

JNL/Oppenheimer Growth Division (u)
  Accumulation unit value:
    Beginning of period                                                                    $8.70
    End of period                                                                          $6.85
  Accumulation units outstanding
  at the end of period                                                                     2,181

JNL/PIMCO Total Return Bond Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $12.39
    End of period                                                                         $13.02
  Accumulation units outstanding
  at the end of period                                                                    46,377

JNL/PPM America Balanced Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $18.62
    End of period                                                                         $17.34
  Accumulation units outstanding
  at the end of period                                                                     9,871

JNL/PPM America High Yield Bond Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $13.11
    End of period                                                                         $13.08
  Accumulation units outstanding
  at the end of period                                                                     3,542

JNL/PPM America Money Market Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $12.31
    End of period                                                                         $12.27
  Accumulation units outstanding
  at the end of period                                                                     1,174

JNL/PPM America Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.83
    End of period                                                                         $10.93
  Accumulation units outstanding
  at the end of period                                                                      952

JNL/Putnam Equity Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $17.65
    End of period                                                                         $14.25
  Accumulation units outstanding
  at the end of period                                                                     1,509

JNL/Putnam International Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $11.29
    End of period                                                                          $9.15
  Accumulation units outstanding
  at the end of period                                                                     3,268

JNL/Putnam Midcap Growth Division (u)
  Accumulation unit value:
    Beginning of period                                                                    $6.61
    End of period                                                                          $4.90
  Accumulation units outstanding
  at the end of period                                                                     2,328

JNL/Putnam Value Equity Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $17.96
    End of period                                                                         $14.72
  Accumulation units outstanding
  at the end of the period                                                                10,746


JNL/Salomon Brothers Strategic Bond Division (u)
  Accumulation unit value:

    Beginning of period                                                                   $14.95
    End of period                                                                         $15.57
  Accumulation units outstanding
  at the end of the period                                                                  939

JNL/Salomon Brothers U.S. Government & Quality Bond Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $13.87
    End of period                                                                         $15.06
  Accumulation units outstanding
  at the end of period                                                                    15,904

JNL/T. Rowe Price Established Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $22.52
    End of period                                                                         $18.25
  Accumulation units outstanding
  at the end of period                                                                     6,968

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $26.75
    End of period                                                                         $20.77
  Accumulation units outstanding
  at the end of period                                                                     1,982

JNL/T. Rowe Price Value Division (u)
  Accumulation unit value:
    Beginning of period                                                                   $11.44
    End of period                                                                          $9.04
  Accumulation units outstanding
  at the end of period                                                                    10,985

JNL/S&P Aggressive Growth Division I (u)
  Accumulation unit value:
    Beginning of period                                                                   $11.12
    End of period                                                                          $9.06
  Accumulation units outstanding
  at the end of period                                                                    12,362

JNL/S&P Conservative Growth Division I (u)
  Accumulation unit value:
    Beginning of period                                                                   $11.00
    End of period                                                                          $9.97
  Accumulation units outstanding
  at the end of period                                                                    59,548

JNL/S&P Equity Aggressive Growth Division I (u)
  Accumulation unit value:
    Beginning of period                                                                   $10.43
    End of period                                                                          $8.14
  Accumulation units outstanding
  at the end of period                                                                     3,949

JNL/S&P Equity Growth Division I (u)
  Accumulation unit value:
    Beginning of period                                                                   $10.25
    End of period                                                                          $7.99
  Accumulation units outstanding
  at the end of period                                                                    19,882

JNL/S&P Moderate Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                   $11.20
    End of period                                                                          $9.71
  Accumulation units outstanding
  at the end of period                                                                    63,640

JNL/S&P Very Aggressive Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                    $8.93
    End of period                                                                          $8.49
  Accumulation units outstanding
  at the end of period                                                                     2,559

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (w)
    End of period                                                                         N/A (w)
  Accumulation units outstanding
  at the end of period                                                                    N/A (w)

JNL/S&P Core Index 75 Division (a)
  Accumulation unit value:
    Beginning of period                                                                    $9.79
    End of period                                                                          $8.13
  Accumulation units outstanding
  at the end of period                                                                     2,234

JNL/S&P Core Index 100 Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $9.81
    End of period                                                                          $8.53
  Accumulation units outstanding
  at the end of period                                                                    116,290

JNL/Curian The DowSM 10 Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $9.29
    End of period                                                                          $7.61
  Accumulation units outstanding
  at the end of period                                                                    39,723

JNL/Curian The S&P(R) 10 Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $9.64
    End of period                                                                          $7.30
  Accumulation units outstanding
  at the end of period                                                                    29,641

JNL/Curian The Global 15 Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $8.59
    End of period                                                                          $7.08
  Accumulation units outstanding
  at the end of period                                                                    28,141

JNL/Curian 25 Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $9.14
    End of period                                                                          $7.58
  Accumulation units outstanding
  at the end of period                                                                    28,624

JNL/Curian Small-Cap Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $13.49
    End of period                                                                         $11.33
  Accumulation units outstanding
  at the end of period                                                                    18,106

JNL/Curian Communications Sector Fund (w)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Consumer Brands Sector Fund (w)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Energy Sector Fund (w)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Financial Sector Fund (w)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (w)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Technology Sector Fund (w)
  Accumulation unit value:
    Beginning of period                                                                    N/A)
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

(a) Commencement of operations May 16, 2002.
(c) Commencement of operations June 10, 2002.
(d) Commencement of operations June 12, 2002.
(f) Commencement of operations July 15, 2002.
(h) Commencement of operations November 1, 2002.
(k) Commencement of operations May 14, 2002.
(o) Commencement of operations May 1, 2002.
(u) Commencement of operations May 17, 2002.
(w) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.60% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX COMPOUNDING DEATH BENEFIT AND
ADDITIONAL FREE WITHDRAWAL 20% OF PREMIUM COMPOUNDING DEATH BENEFIT AND FIVE
YEAR WITHDRAWAL CHARGE PERIOD MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND
EARNINGSMAX MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND 20% ADDITIONAL FREE
WITHDRAWAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL
CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                      DECEMBER 31,
                                                                                                              2002

JNL/AIM Large Cap Growth Division (n)
  Accumulation unit value:
    Beginning of period                                                                                      $10.76
    End of period                                                                                            $8.02
  Accumulation units outstanding
  at the end of period                                                                                       5,829

JNL/AIM Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $10.52
    End of period                                                                                            $7.78
  Accumulation units outstanding
  at the end of period                                                                                       11,423

JNL/AIM Small Cap Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                                      $11.20
    End of period                                                                                            $8.27
  Accumulation units outstanding
  at the end of period                                                                                       16,464

JNL/Alger Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $17.85
    End of period                                                                                            $12.45
  Accumulation units outstanding
  at the end of period                                                                                       4,349

JNL/Alliance Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $10.80
    End of period                                                                                            $7.65
  Accumulation units outstanding
  at the end of period                                                                                       75,519

JNL/Curian S&P 500 Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                     N/A (c)
    End of period                                                                                           N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (c)

JNL/Curian S&P 400 MidCap Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                     N/A (c)
    End of period                                                                                           N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (c)

JNL/Curian Small Cap Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                     N/A (c)
    End of period                                                                                           N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (c)

JNL/Mellon Capital Management Bond Index Division (l)
  Accumulation unit value:
    Beginning of period                                                                                      $9.82
    End of period                                                                                            $10.69
  Accumulation units outstanding
  at the end of period                                                                                       58,570

JNL/Mellon Capital Management International Index Division (l)
  Accumulation unit value:
    Beginning of period                                                                                      $10.47
    End of period                                                                                            $8.51
  Accumulation units outstanding
  at the end of period                                                                                       41,950

JNL/Curian Enhanced S&P 500 Stock Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                     N/A (c)
    End of period                                                                                           N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (c)

JNL/Eagle Core Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                                      $16.48
    End of period                                                                                            $13.18
  Accumulation units outstanding
  at the end of period                                                                                       7,382

JNL/Eagle SmallCap Equity Division (j)

 Accumulation unit value:
    Beginning of period                                                                                      $16.54
    End of period                                                                                            $11.95
  Accumulation units outstanding
  at the end of period                                                                                       35,774

JNL/Janus Aggressive Growth Division (b)
 Accumulation unit value:
    Beginning of period                                                                                      $23.09
    End of period                                                                                            $17.49
  Accumulation units outstanding
  at the end of period                                                                                       3,250

JNL/Janus Balanced Division (i)
  Accumulation unit value:
    Beginning of period                                                                                      $9.12
    End of period                                                                                            $8.38
  Accumulation units outstanding
  at the end of period                                                                                       25,293

JNL/Janus Capital Growth Division (m)
 Accumulation unit value:
    Beginning of period                                                                                      $17.03
    End of period                                                                                            $13.29
  Accumulation units outstanding
  at the end of period                                                                                        348

JNL/JPMorgan International Value Division (w)
  Accumulation unit value:
    Beginning of period                                                                                      $6.19
    End of period                                                                                            $6.24
  Accumulation units outstanding
  at the end of period                                                                                        481

JNL/Lazard Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $12.68
    End of period                                                                                            $10.92
  Accumulation units outstanding
  at the end of period                                                                                       13,009

JNL/Lazard Small Cap Value Division (g)
  Accumulation unit value:
    Beginning of period                                                                                      $11.25
    End of period                                                                                            $9.30
  Accumulation units outstanding
  at the end of period                                                                                       12,920

JNL/Oppenheimer Global Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $8.88
    End of period                                                                                            $7.01
  Accumulation units outstanding
  at the end of period                                                                                       46,276

JNL/Oppenheimer Growth Division (n)
  Accumulation unit value:
    Beginning of period                                                                                      $9.00
    End of period                                                                                            $6.85
  Accumulation units outstanding
  at the end of period                                                                                       1,490

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $12.29
    End of period                                                                                            $13.00
  Accumulation units outstanding
  at the end of period                                                                                       47,963

JNL/PPM America Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $18.60
    End of period                                                                                            $17.30
  Accumulation units outstanding
  at the end of period                                                                                       5,408

JNL/PPM America High Yield Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $13.04
    End of period                                                                                            $13.05
  Accumulation units outstanding
  at the end of period                                                                                       29,771

JNL/PPM America Money Market Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $12.29
    End of period                                                                                            $12.23
  Accumulation units outstanding
  at the end of period                                                                                       28,058

JNL/PPM America Value Division (v)
  Accumulation unit value:
    Beginning of period                                                                                      $11.24
    End of period                                                                                            $10.93
  Accumulation units outstanding
  at the end of period                                                                                        685

JNL/Putnam Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $17.36
    End of period                                                                                            $14.22
  Accumulation units outstanding
  at the end of period                                                                                       1,170

JNL/Putnam International Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                                      $11.64
    End of period                                                                                            $9.13
  Accumulation units outstanding
  at the end of period                                                                                       45,530

JNL/Putnam Midcap Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $6.70
    End of period                                                                                            $4.90
  Accumulation units outstanding
  at the end of period                                                                                       9,289

JNL/Putnam Value Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $18.54
    End of period                                                                                            $14.69
  Accumulation units outstanding
  at the end of the period                                                                                   3,051


JNL/Salomon Brothers Strategic Bond Division (k)
  Accumulation unit value:

    Beginning of period                                                                                      $14.75
    End of period                                                                                            $15.54
  Accumulation units outstanding
  at the end of the period                                                                                   9,977

JNL/Salomon Brothers U.S. Government & Quality Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $13.86
    End of period                                                                                            $15.02
  Accumulation units outstanding
  at the end of period                                                                                       47,865

JNL/T. Rowe Price Established Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $22.28
    End of period                                                                                            $18.21
  Accumulation units outstanding
  at the end of period                                                                                       3,956

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $25.45
    End of period                                                                                            $20.73
  Accumulation units outstanding
  at the end of period                                                                                       2,035

JNL/T. Rowe Price Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $10.48
    End of period                                                                                            $9.04
  Accumulation units outstanding
  at the end of period                                                                                       69,170

JNL/S&P Aggressive Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                                      $10.76
    End of period                                                                                            $9.05
  Accumulation units outstanding
  at the end of period                                                                                       50,136

JNL/S&P Conservative Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                      $10.83
    End of period                                                                                            $9.95
  Accumulation units outstanding
  at the end of period                                                                                       95,622

JNL/S&P Equity Aggressive Growth Division I (x)
  Accumulation unit value:
    Beginning of period                                                                                      $8.17
    End of period                                                                                            $8.13
  Accumulation units outstanding
  at the end of period                                                                                       1,976

JNL/S&P Equity Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                                      $10.08
    End of period                                                                                            $7.98
  Accumulation units outstanding
  at the end of period                                                                                       9,652

JNL/S&P Moderate Growth Division I (f)
 Accumulation unit value:
    Beginning of period                                                                                      $10.85
    End of period                                                                                            $9.70
  Accumulation units outstanding
  at the end of period                                                                                      160,118

JNL/S&P Very Aggressive Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                                      $11.10
    End of period                                                                                            $8.47
  Accumulation units outstanding
  at the end of period                                                                                        448

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                                     N/A (y)
    End of period                                                                                           N/A (y)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (y)

JNL/S&P Core Index 75 Division (u)
  Accumulation unit value:
    Beginning of period                                                                                      $9.01
    End of period                                                                                            $8.12
  Accumulation units outstanding
  at the end of period                                                                                       48,397

JNL/S&P Core Index 100 Division (q)
  Accumulation unit value:
    Beginning of period                                                                                      $9.98
    End of period                                                                                            $8.53
  Accumulation units outstanding
  at the end of period                                                                                       19,064

JNL/Curian The DowSM 10 Division (f)
 Accumulation unit value:
    Beginning of period                                                                                      $8.70
    End of period                                                                                            $7.60
  Accumulation units outstanding
  at the end of period                                                                                       50,517

JNL/Curian The S&P(R) 10 Division (t)
 Accumulation unit value:
    Beginning of period                                                                                      $9.74
    End of period                                                                                            $7.29
  Accumulation units outstanding
  at the end of period                                                                                       20,320

JNL/Curian The Global 15 Division (t)
  Accumulation unit value:
    Beginning of period                                                                                      $8.57
    End of period                                                                                            $7.07
  Accumulation units outstanding
  at the end of period                                                                                       15,848

JNL/Curian 25 Division (t)
  Accumulation unit value:
    Beginning of period                                                                                      $9.25
    End of period                                                                                            $7.57
  Accumulation units outstanding
  at the end of period                                                                                       22,745

JNL/Curian Small-Cap Division (t)
  Accumulation unit value:
    Beginning of period                                                                                      $13.79
    End of period                                                                                            $11.32
  Accumulation units outstanding
  at the end of period                                                                                       12,903

JNL/Curian Communications Sector Fund (y)
 Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Curian Consumer Brands Sector Fund (y)
  Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Curian Energy Sector Fund (y)
 Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Curian Financial Sector Fund (y)
  Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (y)
  Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Curian Technology Sector Fund (y)
  Accumulation unit value:
    Beginning of period                                                                                       N/A)
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

(a)    Commencement of operations January 22, 2002.
(b)    Commencement of operations February 7, 2002.
(c)    Commencement of operations February 12, 2002.
(d)    Commencement of operations February 14, 2002.
(e)    Commencement of operations February 20, 2002.
(f)    Commencement of operations February 21, 2002.
(g)    Commencement of operations February 25, 2002.
(h)    Commencement of operations February 26, 2002.
(i)    Commencement of operations February 27, 2002.
(j)    Commencement of operations March 13, 2002.
(k)    Commencement of operations March 11, 2002.
(l)    Commencement of operations March 20, 2002.
(m)    Commencement of operations March 25 2002.
(n)    Commencement of operations March 21, 2002.
(o)    Commencement of operations April 1, 2002.
(p)    Commencement of operations April 16, 2002.
(q)    Commencement of operations April 19, 2002.
(r)    Commencement of operations April 26, 2002.
(s)    Commencement of operations May 28, 2002.
(t)    Commencement of operations June 5, 2002.
(u)    Commencement of operations June 28, 2002.
(v)    Commencement of operations December 16, 2002.
(w)    Commencement of operations December 23, 2002.
(x)    Commencement of operations September 5, 2002.
(y) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.695% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $8.29
    End of period                                                                          $8.02
  Accumulation units outstanding
  at the end of period                                                                      547

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/AIM Small Cap Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                    $8.14
    End of period                                                                          $8.26
  Accumulation units outstanding
  at the end of period                                                                      457

JNL/Alger Growth Division (i)
 Accumulation unit value:
    Beginning of period                                                                   $12.94
    End of period                                                                         $12.37
  Accumulation units outstanding
  at the end of period                                                                      375

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Mellon Capital Management Bond Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $10.19
    End of period                                                                         $10.68
  Accumulation units outstanding
  at the end of period                                                                     1,049

JNL/Mellon Capital Management International Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                    $9.88
    End of period                                                                          $8.50
  Accumulation units outstanding
  at the end of period                                                                     2,091

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Eagle Core Equity Division (b)
 Accumulation unit value:
    Beginning of period                                                                   $15.38
    End of period                                                                         $13.10
  Accumulation units outstanding
  at the end of period                                                                      743

JNL/Eagle SmallCap Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $14.64
    End of period                                                                         $11.88
  Accumulation units outstanding
  at the end of period                                                                     2,173

JNL/Janus Aggressive Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $16.60
    End of period                                                                         $17.36
  Accumulation units outstanding
  at the end of period                                                                      687

JNL/Janus Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                    $8.19
    End of period                                                                          $8.36
  Accumulation units outstanding
  at the end of period                                                                     2,363

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $10.89
    End of period                                                                         $10.87
  Accumulation units outstanding
  at the end of period                                                                     2,042

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $9.39
    End of period                                                                          $9.26
  Accumulation units outstanding
  at the end of period                                                                     4,088

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $12.39
    End of period                                                                         $12.94
  Accumulation units outstanding
  at the end of period                                                                    10,638

JNL/PPM America Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $18.38
    End of period                                                                         $17.18
  Accumulation units outstanding
  at the end of period                                                                     2,145

JNL/PPM America High Yield Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                   $12.93
    End of period                                                                         $12.95
  Accumulation units outstanding
  at the end of period                                                                      208

JNL/PPM America Money Market Division (l)
  Accumulation unit value:
    Beginning of period                                                                   $12.16
    End of period                                                                         $12.15
  Accumulation units outstanding
  at the end of period                                                                     9,956

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/Putnam Equity Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $14.00
    End of period                                                                         $14.12
  Accumulation units outstanding
  at the end of period                                                                      266

JNL/Putnam International Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                    $8.40
    End of period                                                                          $9.07
  Accumulation units outstanding
  at the end of period                                                                     4,606

JNL/Putnam Midcap Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                    $4.86
    End of period                                                                          $4.88
  Accumulation units outstanding
  at the end of period                                                                      765

JNL/Putnam Value Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $13.38
    End of period                                                                         $14.58
  Accumulation units outstanding
  at the end of the period                                                                  529


JNL/Salomon Brothers Strategic Bond Division (m)
  Accumulation unit value:

    Beginning of period                                                                   $15.18
    End of period                                                                         $15.43
  Accumulation units outstanding
  at the end of the period                                                                  248

JNL/Salomon Brothers U.S. Government & Quality Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $14.72
    End of period                                                                         $14.91
  Accumulation units outstanding
  at the end of period                                                                     9,075

JNL/T. Rowe Price Established Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                   $18.72
    End of period                                                                         $18.08
  Accumulation units outstanding
  at the end of period                                                                      422

JNL/T. Rowe Price Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $24.94
    End of period                                                                         $20.58
  Accumulation units outstanding
  at the end of period                                                                     1,373

JNL/T. Rowe Price Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                    $9.43
    End of period                                                                          $9.01
  Accumulation units outstanding
  at the end of period                                                                     4,004

JNL/S&P Aggressive Growth Division I (l)
  Accumulation unit value:
    Beginning of period                                                                    $9.13
    End of period                                                                          $9.00
  Accumulation units outstanding
  at the end of period                                                                     1,028

JNL/S&P Conservative Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                   $10.11
    End of period                                                                          $9.91
  Accumulation units outstanding
  at the end of period                                                                    23,395

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/S&P Equity Growth Division I (n)
  Accumulation unit value:
    Beginning of period                                                                    $7.94
    End of period                                                                          $7.94
  Accumulation units outstanding
  at the end of period                                                                     1,191

JNL/S&P Moderate Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.68
    End of period                                                                          $9.65
  Accumulation units outstanding
  at the end of period                                                                    51,499

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/S&P Core Index 50 Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $7.49
    End of period                                                                          $7.71
  Accumulation units outstanding
  at the end of period                                                                     1,864

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/S&P Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                    $9.40
    End of period                                                                          $8.52
  Accumulation units outstanding
  at the end of period                                                                     2,985

JNL/Curian The DowSM 10 Division (c)
  Accumulation unit value:
    Beginning of period                                                                    $8.09
    End of period                                                                          $7.58
  Accumulation units outstanding
  at the end of period                                                                    16,361

JNL/Curian The S&P(R) 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                    $9.67
    End of period                                                                          $7.27
  Accumulation units outstanding
  at the end of period                                                                    14,635

JNL/Curian The Global 15 Division (c)
  Accumulation unit value:
    Beginning of period                                                                    $8.16
    End of period                                                                          $7.05
  Accumulation units outstanding
  at the end of period                                                                    12,655

JNL/Curian 25 Division (c)
  Accumulation unit value:
    Beginning of period                                                                    $8.69
    End of period                                                                          $7.55
  Accumulation units outstanding
  at the end of period                                                                    15,874

JNL/Curian Small-Cap Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $12.63
    End of period                                                                         $11.28
  Accumulation units outstanding
  at the end of period                                                                     8,969

JNL/Curian Communications Sector Fund (o)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Consumer Brands Sector Fund (o)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Energy Sector Fund (o)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Financial Sector Fund (o)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (o)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Technology Sector Fund (o) Accumulation unit value:
    Beginning of period                                                                    N/A)
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

(a)    Commencement of operations June 3, 2002.
(b)    Commencement of operations June 6, 2002.
(c)    Commencement of operations July 2, 2002.
(d)    Commencement of operations August 1, 2002.
(e)    Commencement of operations August 7, 2002.
(f)    Commencement of operations August 23, 2002.
(g)    Commencement of operations August 26, 2002.
(h)    Commencement of operations September 4, 2002.
(i)    Commencement of operations September 17, 2002.
(j)    Commencement of operations September 24, 2002.
(k)    Commencement of operations October 1, 2002.
(l)    Commencement of operations November 18, 2002.
(m)    Commencement of operations November 26, 2002.
(n)    Commencement of operations September 18, 2002.
(o) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.70% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION
COMBINATION DEATH BENEFIT AND 20% ADDITIONAL FREE WITHDRAWAL
COMBINATION DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                 DECEMBER 31,
                                                                                                         2002

JNL/AIM Large Cap Growth Division (t)
  Accumulation unit value:
    Beginning of period                                                                                 $9.51
    End of period                                                                                       $8.01
  Accumulation units outstanding
  at the end of period                                                                                  6,740

JNL/AIM Premier Equity II Division (w)
  Accumulation unit value:
    Beginning of period                                                                                 $10.31
    End of period                                                                                       $7.77
  Accumulation units outstanding
  at the end of period                                                                                  4,908

JNL/AIM Small Cap Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $11.20
    End of period                                                                                       $8.26
  Accumulation units outstanding
  at the end of period                                                                                  5,948

JNL/Alger Growth Division (c)
 Accumulation unit value:
    Beginning of period                                                                                 $18.36
    End of period                                                                                       $12.36
  Accumulation units outstanding
  at the end of period                                                                                  12,515

JNL/Alliance Capital Growth Division (u)
  Accumulation unit value:
    Beginning of period                                                                                 $10.39
    End of period                                                                                       $7.62
  Accumulation units outstanding
  at the end of period                                                                                  7,961

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Mellon Capital Management Bond Index Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $9.99
    End of period                                                                                       $10.68
  Accumulation units outstanding
  at the end of period                                                                                  5,947

JNL/Mellon Capital Management International Index Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $10.66
    End of period                                                                                       $8.50
  Accumulation units outstanding
  at the end of period                                                                                  14,043

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Eagle Core Equity Division (u)
 Accumulation unit value:
    Beginning of period                                                                                 $16.36
    End of period                                                                                       $13.10
  Accumulation units outstanding
  at the end of period                                                                                  5,136

JNL/Eagle SmallCap Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $16.53
    End of period                                                                                       $11.88
  Accumulation units outstanding
  at the end of period                                                                                  14,218

JNL/Janus Aggressive Growth Division (u)
  Accumulation unit value:
    Beginning of period                                                                                 $23.53
    End of period                                                                                       $17.36
  Accumulation units outstanding
  at the end of period                                                                                  4,212

JNL/Janus Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $9.22
    End of period                                                                                       $8.36
  Accumulation units outstanding
  at the end of period                                                                                  17,956

JNL/Janus Capital Growth Division (q)
  Accumulation unit value:
    Beginning of period                                                                                 $14.26
    End of period                                                                                       $13.19
  Accumulation units outstanding
  at the end of period                                                                                   582

JNL/JPMorgan International Value Division (s)
  Accumulation unit value:
    Beginning of period                                                                                 $6.35
    End of period                                                                                       $6.21
  Accumulation units outstanding
  at the end of period                                                                                  1,502

JNL/Lazard Mid Cap Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $13.37
    End of period                                                                                       $10.87
  Accumulation units outstanding
  at the end of period                                                                                  11,098

JNL/Lazard Small Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                                 $11.22
    End of period                                                                                       $9.26
  Accumulation units outstanding
  at the end of period                                                                                  11,809

JNL/Oppenheimer Global Growth Division (u)
  Accumulation unit value:
    Beginning of period                                                                                 $8.87
    End of period                                                                                       $7.00
  Accumulation units outstanding
  at the end of period                                                                                  22,855

JNL/Oppenheimer Growth Division (w)
  Accumulation unit value:
    Beginning of period                                                                                 $8.80
    End of period                                                                                       $6.84
  Accumulation units outstanding
  at the end of period                                                                                  2,195

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                 $12.30
    End of period                                                                                       $12.94
  Accumulation units outstanding
  at the end of period                                                                                  81,007

JNL/PPM America Balanced Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $18.36
    End of period                                                                                       $17.17
  Accumulation units outstanding
  at the end of period                                                                                  28,301

JNL/PPM America High Yield Bond Division (x)
  Accumulation unit value:
    Beginning of period                                                                                 $13.01
    End of period                                                                                       $12.95
  Accumulation units outstanding
  at the end of period                                                                                  9,786

JNL/PPM America Money Market Division (y)
  Accumulation unit value:
    Beginning of period                                                                                 $12.19
    End of period                                                                                       $12.13
  Accumulation units outstanding
  at the end of period                                                                                 119,519

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (aa)
    End of period                                                                                      N/A (aa)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (aa)

JNL/Putnam Equity Division (y)
  Accumulation unit value:
    Beginning of period                                                                                 $18.25
    End of period                                                                                       $14.11
  Accumulation units outstanding
  at the end of period                                                                                  3,491

JNL/Putnam International Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                                 $9.40
    End of period                                                                                       $9.06
  Accumulation units outstanding
  at the end of period                                                                                  5,498

JNL/Putnam Midcap Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $6.85
    End of period                                                                                       $4.88
  Accumulation units outstanding
  at the end of period                                                                                  11,094

JNL/Putnam Value Equity Division (w)
  Accumulation unit value:
    Beginning of period                                                                                 $17.79
    End of period                                                                                       $14.58
  Accumulation units outstanding
  at the end of the period                                                                              2,639


JNL/Salomon Brothers Strategic Bond Division (z)
  Accumulation unit value:

    Beginning of period                                                                                 $14.78
    End of period                                                                                       $15.43
  Accumulation units outstanding
  at the end of the period                                                                              5,277

JNL/Salomon Brothers U.S. Government & Quality Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                 $13.74
    End of period                                                                                       $14.91
  Accumulation units outstanding
  at the end of period                                                                                  17,862

JNL/T. Rowe Price Established Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                 $22.71
    End of period                                                                                       $18.07
  Accumulation units outstanding
  at the end of period                                                                                  3,238

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                 $25.34
    End of period                                                                                       $20.57
  Accumulation units outstanding
  at the end of period                                                                                  3,919

JNL/T. Rowe Price Value Division (w)
  Accumulation unit value:
    Beginning of period                                                                                 $10.74
    End of period                                                                                       $9.01
  Accumulation units outstanding
  at the end of period                                                                                  28,736

JNL/S&P Aggressive Growth Division I (y)
  Accumulation unit value:
    Beginning of period                                                                                 $11.30
    End of period                                                                                       $9.00
  Accumulation units outstanding
  at the end of period                                                                                  54,036

JNL/S&P Conservative Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                                 $10.81
    End of period                                                                                       $9.91
  Accumulation units outstanding
  at the end of period                                                                                 101,162

JNL/S&P Equity Aggressive Growth Division I (v)
  Accumulation unit value:
    Beginning of period                                                                                 $9.26
    End of period                                                                                       $8.09
  Accumulation units outstanding
  at the end of period                                                                                   733

JNL/S&P Equity Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                                 $10.51
    End of period                                                                                       $7.94
  Accumulation units outstanding
  at the end of period                                                                                  30,006

JNL/S&P Moderate Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                                 $10.96
    End of period                                                                                       $9.65
  Accumulation units outstanding
  at the end of period                                                                                 145,834

JNL/S&P Very Aggressive Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                                 $11.18
    End of period                                                                                       $8.43
  Accumulation units outstanding
  at the end of period                                                                                  17,011

JNL/S&P Core Index 50 Division (k)
  Accumulation unit value:
    Beginning of period                                                                                 $10.06
    End of period                                                                                       $7.71
  Accumulation units outstanding
  at the end of period                                                                                  1,436

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (aa)
    End of period                                                                                      N/A (aa)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (aa)

JNL/S&P Core Index 100 Division (n)
  Accumulation unit value:
    Beginning of period                                                                                 $9.68
    End of period                                                                                       $8.52
  Accumulation units outstanding
  at the end of period                                                                                  3,180

JNL/Curian The DowSM 10 Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $9.25
    End of period                                                                                       $7.58
  Accumulation units outstanding
  at the end of period                                                                                  28,172

JNL/Curian The S&P(R) 10 Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $9.81
    End of period                                                                                       $7.27
  Accumulation units outstanding
  at the end of period                                                                                  13,413

JNL/Curian The Global 15 Division (o)
 Accumulation unit value:
    Beginning of period                                                                                 $8.93
    End of period                                                                                       $7.05
  Accumulation units outstanding
  at the end of period                                                                                  15,413

JNL/Curian 25 Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $9.65
    End of period                                                                                       $7.55
  Accumulation units outstanding
  at the end of period                                                                                  25,467

JNL/Curian Small-Cap Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $15.13
    End of period                                                                                       $11.28
  Accumulation units outstanding
  at the end of period                                                                                  9,301

JNL/Curian Communications Sector Fund (aa)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Consumer Brands Sector Fund (aa)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Energy Sector Fund (aa)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Financial Sector Fund (aa)
 Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (aa)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Technology Sector Fund (aa)
  Accumulation unit value:
    Beginning of period                                                                                  N/A)
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

(a) Commencement of operations February 11, 2002.
(b) Commencement of operations February 13, 2002.
(c) Commencement of operations March 11, 2002.
(d) Commencement of operations March 14, 2002.
(e) Commencement of operations March 20, 2002.
(f) Commencement of operations March 22, 2002.
(g) Commencement of operations March 27, 2002.
(h) Commencement of operations April 1, 2002.
(i) Commencement of operations April 2, 2002.
(j) Commencement of operations April 5, 2002.
(k) Commencement of operations April 17, 2002.
(l) Commencement of operations April 22, 2002.
(m) Commencement of operations May 1, 2002.
(n) Commencement of operations May 13, 2002.
(o) Commencement of operations May 20, 2002.
(p) Commencement of operations June 25, 2002.
(q) Commencement of operations July 3, 2002.
(r) Commencement of operations September 10, 2002.
(s) Commencement of operations December 3, 2002.
(t) Commencement of operations June 3, 2002.
(u) Commencement of operations February 14, 2002.
(v) Commencement of operations June 24, 2002.
(w) Commencement of operations February 12, 2002.
(x) Commencement of operations March 26, 2002.
(y) Commencement of operations March 22, 2002.
(z) Commencement of operations June 10, 2002.
(aa) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.71% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 4% AND $1 MILLION PREMIUM
ADMINISTRATIVE FEE WAIVER
PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.92
    End of period                                                                         $8.01
  Accumulation units outstanding
  at the end of period                                                                   107,372

JNL/AIM Premier Equity II Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.29
    End of period                                                                         $7.77
  Accumulation units outstanding
  at the end of period                                                                    33,713

JNL/AIM Small Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.97
    End of period                                                                         $8.26
  Accumulation units outstanding
  at the end of period                                                                    99,897

JNL/Alger Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $16.22
    End of period                                                                         $12.35
  Accumulation units outstanding
  at the end of period                                                                    45,079

JNL/Alliance Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.71
    End of period                                                                         $7.61
  Accumulation units outstanding
  at the end of period                                                                   114,592

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management Bond Index Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.97
    End of period                                                                         $10.68
  Accumulation units outstanding
  at the end of period                                                                   210,570

JNL/Mellon Capital Management International Index Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $10.42
    End of period                                                                         $8.50
  Accumulation units outstanding
  at the end of period                                                                   167,453

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Eagle Core Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $16.27
    End of period                                                                         $13.09
  Accumulation units outstanding
  at the end of period                                                                    98,238

JNL/Eagle SmallCap Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $16.58
    End of period                                                                         $11.87
  Accumulation units outstanding
  at the end of period                                                                    72,682

JNL/Janus Aggressive Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $21.72
    End of period                                                                         $17.34
  Accumulation units outstanding
  at the end of period                                                                    16,236

JNL/Janus Balanced Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.07
    End of period                                                                         $8.35
  Accumulation units outstanding
  at the end of period                                                                    96,057

JNL/Janus Capital Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $16.88
    End of period                                                                         $13.18
  Accumulation units outstanding
  at the end of period                                                                    20,669

JNL/JPMorgan International Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $5.88
    End of period                                                                         $6.21
  Accumulation units outstanding
  at the end of period                                                                    11,507

JNL/Lazard Mid Cap Value Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $13.19
    End of period                                                                         $10.87
  Accumulation units outstanding
  at the end of period                                                                   142,885

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $12.25
    End of period                                                                         $9.26
  Accumulation units outstanding
  at the end of period                                                                   225,127

JNL/Oppenheimer Global Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $9.04
    End of period                                                                         $7.00
  Accumulation units outstanding
  at the end of period                                                                   156,251

JNL/Oppenheimer Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $8.60
    End of period                                                                         $6.84
  Accumulation units outstanding
  at the end of period                                                                    47,078

JNL/PIMCO Total Return Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $12.32
    End of period                                                                         $12.93
  Accumulation units outstanding
  at the end of period                                                                   749,211

JNL/PPM America Balanced Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $18.49
    End of period                                                                         $17.16
  Accumulation units outstanding
  at the end of period                                                                   256,702

JNL/PPM America High Yield Bond Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $13.07
    End of period                                                                         $12.94
  Accumulation units outstanding
  at the end of period                                                                   115,052

JNL/PPM America Money Market Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $12.19
    End of period                                                                         $12.14
  Accumulation units outstanding
  at the end of period                                                                   207,572

JNL/PPM America Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $11.08
    End of period                                                                         $10.92
  Accumulation units outstanding
  at the end of period                                                                    1,213

JNL/Putnam Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $16.79
    End of period                                                                         $14.10
  Accumulation units outstanding
  at the end of period                                                                    15,678

JNL/Putnam International Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $11.58
    End of period                                                                         $9.06
  Accumulation units outstanding
  at the end of period                                                                    83,070

JNL/Putnam Midcap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $6.47
    End of period                                                                         $4.88
  Accumulation units outstanding
  at the end of period                                                                    53,866

JNL/Putnam Value Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $17.45
    End of period                                                                         $14.57
  Accumulation units outstanding
  at the end of the period                                                                69,950


JNL/Salomon Brothers Strategic Bond Division (e)
  Accumulation unit value:

    Beginning of period                                                                   $14.88
    End of period                                                                         $15.41
  Accumulation units outstanding
  at the end of the period                                                                68,312

JNL/Salomon Brothers U.S. Government & Quality Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $13.83
    End of period                                                                         $14.90
  Accumulation units outstanding
  at the end of period                                                                   475,440

JNL/T. Rowe Price Established Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $22.30
    End of period                                                                         $18.06
  Accumulation units outstanding
  at the end of period                                                                   126,302

JNL/T. Rowe Price Mid-Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $26.19
    End of period                                                                         $20.55
  Accumulation units outstanding
  at the end of period                                                                    73,503

JNL/T. Rowe Price Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $11.22
    End of period                                                                         $9.01
  Accumulation units outstanding
  at the end of period                                                                   236,815

JNL/S&P Aggressive Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.96
    End of period                                                                         $9.00
  Accumulation units outstanding
  at the end of period                                                                   388,307

JNL/S&P Conservative Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                   $10.71
    End of period                                                                         $9.90
  Accumulation units outstanding
  at the end of period                                                                   948,266

JNL/S&P Equity Aggressive Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                   $9.96
    End of period                                                                         $8.09
  Accumulation units outstanding
  at the end of period                                                                   126,761

JNL/S&P Equity Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                   $10.05
    End of period                                                                         $7.93
  Accumulation units outstanding
  at the end of period                                                                   275,146

JNL/S&P Moderate Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                   $11.08
    End of period                                                                         $9.65
  Accumulation units outstanding
  at the end of period                                                                  1,102,927

JNL/S&P Very Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                   $10.34
    End of period                                                                         $8.43
  Accumulation units outstanding
  at the end of period                                                                    93,287

JNL/S&P Core Index 50 Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $9.48
    End of period                                                                         $7.71
  Accumulation units outstanding
  at the end of period                                                                    46,327

JNL/S&P Core Index 75 Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.50
    End of period                                                                         $8.12
  Accumulation units outstanding
  at the end of period                                                                    23,019

JNL/S&P Core Index 100 Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.57
    End of period                                                                         $8.52
  Accumulation units outstanding
  at the end of period                                                                   314,250

JNL/Curian The DowSM 10 Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.09
    End of period                                                                         $7.57
  Accumulation units outstanding
  at the end of period                                                                   661,018

JNL/Curian The S&P(R) 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.65
    End of period                                                                         $7.26
  Accumulation units outstanding
  at the end of period                                                                   528,998

JNL/Curian The Global 15 Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $8.83
    End of period                                                                         $7.05
  Accumulation units outstanding
  at the end of period                                                                   510,581

JNL/Curian 25 Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.57
    End of period                                                                         $7.55
  Accumulation units outstanding
  at the end of period                                                                   665,655

JNL/Curian Small-Cap Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $14.99
    End of period                                                                         $11.28
  Accumulation units outstanding
  at the end of period                                                                   329,371

JNL/Curian Communications Sector Fund (d)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Consumer Brands Sector Fund (d)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Energy Sector Fund (d)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Financial Sector Fund (d)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (d)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Technology Sector Fund (d)
  Accumulation unit value:
    Beginning of period                                                                    N/A)
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

(a) Commencement of operations May 6, 2002.
(b) Commencement of operations October 14, 2002.
(c) Commencement of operations November 26, 2002.
(d) Commencement of operations May 2, 2002.
(e) Commencement of operations May 1, 2002.
(f) Commencement of operations May 20, 2002.
(g) Commencement of operations May 3, 2002.
(h) Commencement of operations May 16, 2002.
(i) Commencement of operations May 10, 2002.
(j) Commencement of operations May 7, 2002.
(k) Commencement of operations May 17, 2002.
(l) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.72% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 3%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.29
    End of period                                                                          $8.01
  Accumulation units outstanding
  at the end of period                                                                     4,285

JNL/AIM Premier Equity II Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $10.11
    End of period                                                                          $7.77
  Accumulation units outstanding
  at the end of period                                                                       0

JNL/AIM Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.58
    End of period                                                                          $8.26
  Accumulation units outstanding
  at the end of period                                                                     1,193

JNL/Alger Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $17.26
    End of period                                                                         $12.34
  Accumulation units outstanding
  at the end of period                                                                     8,426

JNL/Alliance Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $10.14
    End of period                                                                          $7.61
  Accumulation units outstanding
  at the end of period                                                                      364

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Mellon Capital Management Bond Index Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $9.98
    End of period                                                                         $10.68
  Accumulation units outstanding
  at the end of period                                                                     6,123

JNL/Mellon Capital Management International Index Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $9.62
    End of period                                                                          $8.50
  Accumulation units outstanding
  at the end of period                                                                    17,104

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Eagle Core Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $16.26
    End of period                                                                         $13.08
  Accumulation units outstanding
  at the end of period                                                                     7,071

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $15.21
    End of period                                                                         $11.86
  Accumulation units outstanding
  at the end of period                                                                     2,704

JNL/Janus Aggressive Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $22.42
    End of period                                                                         $17.33
  Accumulation units outstanding
  at the end of period                                                                     3,494

JNL/Janus Balanced Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $9.02
    End of period                                                                          $8.35
  Accumulation units outstanding
  at the end of period                                                                    15,690

JNL/Janus Capital Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $16.64
    End of period                                                                         $13.17
  Accumulation units outstanding
  at the end of period                                                                       0

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (r)
    End of period                                                                         N/A (r)
  Accumulation units outstanding
  at the end of period                                                                    N/A (r)

JNL/Lazard Mid Cap Value Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $12.65
    End of period                                                                         $10.86
  Accumulation units outstanding
  at the end of period                                                                    17,726

JNL/Lazard Small Cap Value Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $11.03
    End of period                                                                          $9.25
  Accumulation units outstanding
  at the end of period                                                                    14,209

JNL/Oppenheimer Global Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $8.60
    End of period                                                                          $6.57
  Accumulation units outstanding
  at the end of period                                                                      182

JNL/Oppenheimer Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $8.63
    End of period                                                                          $6.41
  Accumulation units outstanding
  at the end of period                                                                      71

JNL/PIMCO Total Return Bond Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $12.22
    End of period                                                                         $12.92
  Accumulation units outstanding
  at the end of period                                                                    31,172

JNL/PPM America Balanced Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $17.93
    End of period                                                                         $17.15
  Accumulation units outstanding
  at the end of period                                                                     6,028

JNL/PPM America High Yield Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $12.78
    End of period                                                                         $12.93
  Accumulation units outstanding
  at the end of period                                                                     4,134

JNL/PPM America Money Market Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $12.19
    End of period                                                                         $12.12
  Accumulation units outstanding
  at the end of period                                                                     6,250

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (r)
    End of period                                                                         N/A (r)
  Accumulation units outstanding
  at the end of period                                                                    N/A (r)

JNL/Putnam Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $17.44
    End of period                                                                         $14.09
  Accumulation units outstanding
  at the end of period                                                                       0

JNL/Putnam International Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $10.74
    End of period                                                                          $9.05
  Accumulation units outstanding
  at the end of period                                                                     3,916

JNL/Putnam Midcap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                    $6.53
    End of period                                                                          $4.88
  Accumulation units outstanding
  at the end of period                                                                      475

JNL/Putnam Value Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $17.47
    End of period                                                                         $14.56
  Accumulation units outstanding
  at the end of the period                                                                 4,480


JNL/Salomon Brothers Strategic Bond Division (h)
  Accumulation unit value:

    Beginning of period                                                                   $14.60
    End of period                                                                         $15.41
  Accumulation units outstanding
  at the end of the period                                                                 6,363

JNL/Salomon Brothers U.S. Government & Quality Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $13.78
    End of period                                                                         $14.88
  Accumulation units outstanding
  at the end of period                                                                    21,709

JNL/T. Rowe Price Established Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $22.19
    End of period                                                                         $18.04
  Accumulation units outstanding
  at the end of period                                                                     5,306

JNL/T. Rowe Price Mid-Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $24.96
    End of period                                                                         $20.54
  Accumulation units outstanding
  at the end of period                                                                     1,950

JNL/T. Rowe Price Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.79
    End of period                                                                          $9.01
  Accumulation units outstanding
  at the end of period                                                                    13,206

JNL/S&P Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.84
    End of period                                                                          $8.99
  Accumulation units outstanding
  at the end of period                                                                     9,010

JNL/S&P Conservative Growth Division I (l)
  Accumulation unit value:
    Beginning of period                                                                   $10.82
    End of period                                                                          $9.90
  Accumulation units outstanding
  at the end of period                                                                    76,395

JNL/S&P Equity Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                    $9.98
    End of period                                                                          $8.09
  Accumulation units outstanding
  at the end of period                                                                      465

JNL/S&P Equity Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                   $10.19
    End of period                                                                          $7.93
  Accumulation units outstanding
  at the end of period                                                                    25,731

JNL/S&P Moderate Growth Division I (q)
  Accumulation unit value:
    Beginning of period                                                                   $10.86
    End of period                                                                          $9.64
  Accumulation units outstanding
  at the end of period                                                                    84,863

JNL/S&P Very Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.69
    End of period                                                                          $8.43
  Accumulation units outstanding
  at the end of period                                                                     5,173

JNL/S&P Core Index 50 Division (n)
  Accumulation unit value:
    Beginning of period                                                                    $9.93
    End of period                                                                          $7.71
  Accumulation units outstanding
  at the end of period                                                                    15,850

JNL/S&P Core Index 75 Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $10.17
    End of period                                                                          $8.12
  Accumulation units outstanding
  at the end of period                                                                       0

JNL/S&P Core Index 100 Division (m)
  Accumulation unit value:
    Beginning of period                                                                    $9.76
    End of period                                                                          $8.52
  Accumulation units outstanding
  at the end of period                                                                    25,486

JNL/Curian The DowSM 10 Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $8.53
    End of period                                                                          $7.57
  Accumulation units outstanding
  at the end of period                                                                    31,707

JNL/Curian The S&P(R) 10 Division (e)
  Accumulation unit value:
    Beginning of period                                                                    $9.65
    End of period                                                                          $7.26
  Accumulation units outstanding
  at the end of period                                                                    12,364

JNL/Curian The Global 15 Division (e)
  Accumulation unit value:
    Beginning of period                                                                    $8.83
    End of period                                                                          $7.04
  Accumulation units outstanding
  at the end of period                                                                    12,109

JNL/Curian 25 Division (e)
  Accumulation unit value:
    Beginning of period                                                                    $9.57
    End of period                                                                          $7.54
  Accumulation units outstanding
  at the end of period                                                                    18,439

JNL/Curian Small-Cap Division (e)
  Accumulation unit value:
    Beginning of period                                                                    $14.98
    End of period                                                                         $11.27
  Accumulation units outstanding
  at the end of period                                                                    10,269

JNL/Curian Communications Sector Fund (r)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Consumer Brands Sector Fund (r)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Energy Sector Fund (r)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Financial Sector Fund (r)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (r)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Technology Sector Fund (r)
  Accumulation unit value:
    Beginning of period                                                                    N/A)
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

(a) Commencement of operations February 12, 2002.
(b) Commencement of operations February 26, 2002.
(c) Commencement of operations February 20, 2002.
(d) Commencement of operations February 19, 2002.
(e) Commencement of operations May 6, 2002.
(f) Commencement of operations February 5, 2002
(g) Commencement of operations February 27, 2002.
(h) Commencement of operations February 11, 2002.
(i) Commencement of operations January 31, 2002.
(j) Commencement of operations February 6, 2002.
(k) Commencement of operations February 7, 2002.
(l) Commencement of operations January 30, 2002.
(m) Commencement of operations February 15, 2002.
(n) Commencement of operations January 28, 2002.
(o) Commencement of operations March 15, 2002.
(p) Commencement of operations January 22, 2002.
(q) Commencement of operations February 4, 2002.
(r) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.75% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGS PROTECTION AND 20% ADDITIONAL WITHDRAWAL
EARNINGS PROTECTION AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND 20% ADDITIONAL WITHDRAWAL

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $10.30
    End of period                                                                          $8.01
  Accumulation units outstanding
  at the end of period                                                                     1,958

JNL/AIM Premier Equity II Division (m)
  Accumulation unit value:
    Beginning of period                                                                    $8.08
    End of period                                                                          $7.77
  Accumulation units outstanding
  at the end of period                                                                      840

JNL/AIM Small Cap Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $10.42
    End of period                                                                          $8.26
  Accumulation units outstanding
  at the end of period                                                                       0

JNL/Alger Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $16.93
    End of period                                                                         $12.32
  Accumulation units outstanding
  at the end of period                                                                      522

JNL/Alliance Capital Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.52
    End of period                                                                          $7.60
  Accumulation units outstanding
  at the end of period                                                                     6,075

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Mellon Capital Management Bond Index Division (p)
  Accumulation unit value:
    Beginning of period                                                                    $9.98
    End of period                                                                         $10.67
  Accumulation units outstanding
  at the end of period                                                                    34,856

JNL/Mellon Capital Management International Index Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.54
    End of period                                                                          $8.50
  Accumulation units outstanding
  at the end of period                                                                     5,612

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Eagle Core Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $16.24
    End of period                                                                         $13.12
  Accumulation units outstanding
  at the end of period                                                                      20

JNL/Eagle SmallCap Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $16.72
    End of period                                                                         $11.84
  Accumulation units outstanding
  at the end of period                                                                     6,034

JNL/Janus Aggressive Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $23.71
    End of period                                                                         $17.29
  Accumulation units outstanding
  at the end of period                                                                     1,229

JNL/Janus Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                    $9.07
    End of period                                                                          $8.35
  Accumulation units outstanding
  at the end of period                                                                     7,283

JNL/Janus Capital Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $17.15
    End of period                                                                         $13.14
  Accumulation units outstanding
  at the end of period                                                                     1,659

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (n)
    End of period                                                                         N/A (n)
  Accumulation units outstanding
  at the end of period                                                                    N/A (n)

JNL/Lazard Mid Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $13.04
    End of period                                                                         $10.85
  Accumulation units outstanding
  at the end of period                                                                     1,530

JNL/Lazard Small Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $12.06
    End of period                                                                          $9.24
  Accumulation units outstanding
  at the end of period                                                                     4,543

JNL/Oppenheimer Global Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                    $9.27
    End of period                                                                          $6.99
  Accumulation units outstanding
  at the end of period                                                                     1,933

JNL/Oppenheimer Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $7.29
    End of period                                                                          $6.83
  Accumulation units outstanding
  at the end of period                                                                      935

JNL/PIMCO Total Return Bond Division (p)
  Accumulation unit value:
    Beginning of period                                                                   $12.27
    End of period                                                                         $12.90
  Accumulation units outstanding
  at the end of period                                                                    31,909

JNL/PPM America Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $18.28
    End of period                                                                         $17.11
  Accumulation units outstanding
  at the end of period                                                                     2,071

JNL/PPM America High Yield Bond Division (p)
  Accumulation unit value:
    Beginning of period                                                                   $12.82
    End of period                                                                         $12.90
  Accumulation units outstanding
  at the end of period                                                                    20,347

JNL/PPM America Money Market Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $12.15
    End of period                                                                         $12.08
  Accumulation units outstanding
  at the end of period                                                                     6,963

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (n)
    End of period                                                                         N/A (n)
  Accumulation units outstanding
  at the end of period                                                                    N/A (n)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (n)
    End of period                                                                         N/A (n)
  Accumulation units outstanding
  at the end of period                                                                    N/A (n)

JNL/Putnam International Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $11.67
    End of period                                                                          $9.03
  Accumulation units outstanding
  at the end of period                                                                     1,473

JNL/Putnam Midcap Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                    $5.10
    End of period                                                                          $4.88
  Accumulation units outstanding
  at the end of period                                                                      442

JNL/Putnam Value Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $17.78
    End of period                                                                         $14.52
  Accumulation units outstanding
  at the end of the period                                                                 3,200


JNL/Salomon Brothers Strategic Bond Division (c)
  Accumulation unit value:

    Beginning of period                                                                   $14.61
    End of period                                                                         $15.37
  Accumulation units outstanding
  at the end of the period                                                                  495

JNL/Salomon Brothers U.S. Government & Quality Bond Division (p)
  Accumulation unit value:
    Beginning of period                                                                   $13.74
    End of period                                                                         $14.85
  Accumulation units outstanding
  at the end of period                                                                    83,419

JNL/T. Rowe Price Established Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $23.43
    End of period                                                                         $18.00
  Accumulation units outstanding
  at the end of period                                                                      705

JNL/T. Rowe Price Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $26.41
    End of period                                                                         $20.49
  Accumulation units outstanding
  at the end of period                                                                      192

JNL/T. Rowe Price Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $11.56
    End of period                                                                          $9.00
  Accumulation units outstanding
  at the end of period                                                                    15,346

JNL/S&P Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                    $9.60
    End of period                                                                          $8.98
  Accumulation units outstanding
  at the end of period                                                                     2,486

JNL/S&P Conservative Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                   $10.97
    End of period                                                                          $9.88
  Accumulation units outstanding
  at the end of period                                                                    53,886

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                   N/A (n)
    End of period                                                                         N/A (n)
  Accumulation units outstanding
  at the end of period                                                                    N/A (n)

JNL/S&P Equity Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.49
    End of period                                                                          $7.92
  Accumulation units outstanding
  at the end of period                                                                     3,516

JNL/S&P Moderate Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                   $11.30
    End of period                                                                          $9.63
  Accumulation units outstanding
  at the end of period                                                                    17,153

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                   N/A (n)
    End of period                                                                         N/A (n)
  Accumulation units outstanding
  at the end of period                                                                    N/A (n)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (n)
    End of period                                                                         N/A (n)
  Accumulation units outstanding
  at the end of period                                                                    N/A (n)

JNL/S&P Core Index 75 Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.08
    End of period                                                                          $8.11
  Accumulation units outstanding
  at the end of period                                                                      744

JNL/S&P Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.06
    End of period                                                                          $8.52
  Accumulation units outstanding
  at the end of period                                                                      745

JNL/Curian The DowSM 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                    $8.96
    End of period                                                                          $7.56
  Accumulation units outstanding
  at the end of period                                                                    20,325

JNL/Curian The S&P(R) 10 Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $9.66
    End of period                                                                          $7.25
  Accumulation units outstanding
  at the end of period                                                                    13,236

JNL/Curian The Global 15 Division (q)
  Accumulation unit value:
    Beginning of period                                                                    $8.55
    End of period                                                                          $7.04
  Accumulation units outstanding
  at the end of period                                                                     2,532

JNL/Curian 25 Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $9.28
    End of period                                                                          $7.54
  Accumulation units outstanding
  at the end of period                                                                    17,971

JNL/Curian Small-Cap Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $13.84
    End of period                                                                         $11.26
  Accumulation units outstanding
  at the end of period                                                                     4,243

JNL/Curian Communications Sector Fund (n)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Consumer Brands Sector Fund (n)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Energy Sector Fund (n)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Financial Sector Fund (n)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (n)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Technology Sector Fund (n)
  Accumulation unit value:
    Beginning of period                                                                    N/A)
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

(a) Commencement of operations February 25, 2002.
(b) Commencement of operations March 14, 2002.
(c) Commencement of operations March 22, 2002.
(d) Commencement of operations March 25, 2002.
(e) Commencement of operations April 1, 2002.
(f) Commencement of operations April 8, 2002.
(g) Commencement of operations May 1, 2002.
(h) Commencement of operations June 3, 2002.
(i) Commencement of operations July 1, 2002.
(j) Commencement of operations July 3, 2002.
(k) Commencement of operations August 12, 2002.
(l) Commencement of operations November 22, 2002.
(m) Commencement of operations August 14, 2002.
(n) These investment divisions had not commenced operations as of December 31, 2002.
(o) Commencement of operations May 31, 2002.
(p) Commencement of operations February 4, 2002.
(q) Commencement of operations June 4, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.795% (INCLUDES COMBINATION DEATH BENEFIT AND PREMIUM CREDIT 2%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/AIM Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $7.48
    End of period                                                                         $8.26
  Accumulation units outstanding
  at the end of period                                                                    1,345

JNL/Alger Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $12.82
    End of period                                                                         $12.28
  Accumulation units outstanding
  at the end of period                                                                     465

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Mellon Capital Management International Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $8.43
    End of period                                                                         $8.49
  Accumulation units outstanding
  at the end of period                                                                      61

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Eagle Core Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $12.03
    End of period                                                                         $13.02
  Accumulation units outstanding
  at the end of period                                                                     301

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Janus Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $8.11
    End of period                                                                         $8.34
  Accumulation units outstanding
  at the end of period                                                                     390

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Lazard Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $9.74
    End of period                                                                         $10.82
  Accumulation units outstanding
  at the end of period                                                                    1,121

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $8.43
    End of period                                                                         $9.22
  Accumulation units outstanding
  at the end of period                                                                    1,043

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/PIMCO Total Return Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $12.61
    End of period                                                                         $12.88
  Accumulation units outstanding
  at the end of period                                                                     904

JNL/PPM America Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $17.12
    End of period                                                                         $17.05
  Accumulation units outstanding
  at the end of period                                                                    1,620

JNL/PPM America High Yield Bond Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $12.04
    End of period                                                                         $12.85
  Accumulation units outstanding
  at the end of period                                                                     432

JNL/PPM America Money Market Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $12.08
    End of period                                                                         $12.06
  Accumulation units outstanding
  at the end of period                                                                    7,473

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Putnam International Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $8.55
    End of period                                                                         $9.00
  Accumulation units outstanding
  at the end of period                                                                    1,257

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of the period                                                               N/A (i)


JNL/Salomon Brothers Strategic Bond Division
  Accumulation unit value:

    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of the period                                                               N/A (i)

JNL/Salomon Brothers U.S. Government & Quality Bond Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $14.68
    End of period                                                                         $14.80
  Accumulation units outstanding
  at the end of period                                                                    1,945

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    End of period                                                                         N/A(i)
  Accumulation units outstanding                                                          N/A(i)
  at the end of period                                                                    N/A(i)

JNL/T. Rowe Price Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $17.85
    End of period                                                                         $20.42
  Accumulation units outstanding
  at the end of period                                                                     701

JNL/T. Rowe Price Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $8.93
    End of period                                                                         $8.99
  Accumulation units outstanding
  at the end of period                                                                    1,113

JNL/S&P Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                   $8.98
    End of period                                                                         $8.96
  Accumulation units outstanding
  at the end of period                                                                     716

JNL/S&P Conservative Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.89
    End of period                                                                         $9.86
  Accumulation units outstanding
  at the end of period                                                                    15,052

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/S&P Moderate Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   $8.85
    End of period                                                                         $9.61
  Accumulation units outstanding
  at the end of period                                                                    6,265

JNL/S&P Very Aggressive Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $8.55
    End of period                                                                         $8.40
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/S&P Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $7.97
    End of period                                                                         $8.51
  Accumulation units outstanding
  at the end of period                                                                     396

JNL/Curian The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Curian The S&P(R) 10 Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $7.61
    End of period                                                                         $7.24
  Accumulation units outstanding
  at the end of period                                                                     416

JNL/Curian The Global 15 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Curian 25 Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $7.07
    End of period                                                                         $7.52
  Accumulation units outstanding
  at the end of period                                                                     736

JNL/Curian Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/Curian Communications Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Consumer Brands Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Energy Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Financial Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Technology Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                    N/A)
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

(a) Commencement of operations August 16, 2002.
(b) Commencement of operations October 4, 2002.
(c) Commencement of operations October 7, 2002.
(d) Commencement of operations October 11, 2002.
(e) Commencement of operations November 1, 2002.
(f) Commencement of operations November 19, 2002.
(g) Commencement of operations December 23, 2002.
(h) Commencement of operations November 8, 2002.
(i) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.82% (INCLUDES COMBINED DEATH BENEFIT AND PREMIUM CREDIT 3%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002
JNL/AIM Large Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $10.19
    End of period                                                                         $8.00
  Accumulation units outstanding
  at the end of period                                                                    1,059

JNL/AIM Premier Equity II Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $10.34
    End of period                                                                         $7.78
  Accumulation units outstanding
  at the end of period                                                                     244

JNL/AIM Small Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $11.00
    End of period                                                                         $8.25
  Accumulation units outstanding
  at the end of period                                                                    4,909

JNL/Alger Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $17.04
    End of period                                                                         $12.25
  Accumulation units outstanding
  at the end of period                                                                    7,812

JNL/Alliance Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/Eagle Core Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $16.41
    End of period                                                                         $13.03
  Accumulation units outstanding
  at the end of period                                                                      36

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management Bond Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.37
    End of period                                                                         $10.67
  Accumulation units outstanding
  at the end of period                                                                    2,556

JNL/Mellon Capital Management International Index Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $8.70
    End of period                                                                         $8.49
  Accumulation units outstanding
  at the end of period                                                                    1,308

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Eagle SmallCap Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $16.19
    End of period                                                                         $11.86
  Accumulation units outstanding
  at the end of period                                                                      23

JNL/Janus Aggressive Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $21.78
    End of period                                                                         $17.19
  Accumulation units outstanding
  at the end of period                                                                     509

JNL/Janus Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $9.10
    End of period                                                                         $8.35
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/Janus Capital Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/JPMorgan International Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/Lazard Mid Cap Value Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $13.24
    End of period                                                                         $10.81
  Accumulation units outstanding
  at the end of period                                                                    7,851

JNL/Lazard Small Cap Value Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $12.04
    End of period                                                                         $9.21
  Accumulation units outstanding
  at the end of period                                                                    8,993

JNL/Oppenheimer Global Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $9.15
    End of period                                                                         $6.98
  Accumulation units outstanding
  at the end of period                                                                     490

JNL/Oppenheimer Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $7.13
    End of period                                                                         $6.83
  Accumulation units outstanding
  at the end of period                                                                      37

JNL/PIMCO Total Return Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $12.19
    End of period                                                                         $12.86
  Accumulation units outstanding
  at the end of period                                                                    10,924

JNL/PPM America Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $18.53
    End of period                                                                         $17.01
  Accumulation units outstanding
  at the end of period                                                                     580

JNL/PPM America High Yield Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $12.88
    End of period                                                                         $12.83
  Accumulation units outstanding
  at the end of period                                                                    2,098

JNL/PPM America Money Market Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/PPM America Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/Putnam Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/Putnam International Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $11.71
    End of period                                                                         $8.98
  Accumulation units outstanding
  at the end of period                                                                    12,303

JNL/Putnam Midcap Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $4.94
    End of period                                                                         $4.87
  Accumulation units outstanding
  at the end of period                                                                      32

JNL/Putnam Value Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $17.95
    End of period                                                                         $14.44
  Accumulation units outstanding
  at the end of the period                                                                 253


JNL/Salomon Brothers Strategic Bond Division (b)
  Accumulation unit value:

    Beginning of period                                                                   $14.37
    End of period                                                                         $15.29
  Accumulation units outstanding
  at the end of the period                                                                1,302

JNL/Salomon Brothers U.S. Government & Quality Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $14.33
    End of period                                                                         $14.77
  Accumulation units outstanding
  at the end of period                                                                    6,721

JNL/T. Rowe Price Established Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $18.21
    End of period                                                                         $17.90
  Accumulation units outstanding
  at the end of period                                                                      43

JNL/T. Rowe Price Mid-Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $26.43
    End of period                                                                         $20.38
  Accumulation units outstanding
  at the end of period                                                                    2,803

JNL/T. Rowe Price Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $9.04
    End of period                                                                         $8.98
  Accumulation units outstanding
  at the end of period                                                                    22,118

JNL/S&P Aggressive Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.91
    End of period                                                                         $8.95
  Accumulation units outstanding
  at the end of period                                                                    28,499

JNL/S&P Conservative Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                   $10.01
    End of period                                                                         $9.85
  Accumulation units outstanding
  at the end of period                                                                    27,345

JNL/S&P Equity Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                   $10.32
    End of period                                                                         $8.05
  Accumulation units outstanding
  at the end of period                                                                    3,258

JNL/S&P Equity Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                   $10.15
    End of period                                                                         $7.89
  Accumulation units outstanding
  at the end of period                                                                    8,149

JNL/S&P Moderate Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                   $10.94
    End of period                                                                         $9.60
  Accumulation units outstanding
  at the end of period                                                                    17,347

JNL/S&P Very Aggressive Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $9.02
    End of period                                                                         $8.39
  Accumulation units outstanding
  at the end of period                                                                     228

JNL/S&P Core Index 50 Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/S&P Core Index 75 Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/S&P Core Index 100 Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $9.86
    End of period                                                                         $8.51
  Accumulation units outstanding
  at the end of period                                                                    5,779

JNL/Curian The DowSM 10 Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $9.29
    End of period                                                                         $7.54
  Accumulation units outstanding
  at the end of period                                                                    2,041

JNL/Curian The S&P(R) 10 Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $8.55
    End of period                                                                         $7.24
  Accumulation units outstanding
  at the end of period                                                                     241

JNL/Curian The Global 15 Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $7.79
    End of period                                                                         $7.02
  Accumulation units outstanding
  at the end of period                                                                     264

JNL/Curian 25 Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $8.28
    End of period                                                                         $7.52
  Accumulation units outstanding
  at the end of period                                                                    1,707

JNL/Curian Small-Cap Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $11.75
    End of period                                                                         $11.23
  Accumulation units outstanding
  at the end of period                                                                     175

JNL/Curian Communications Sector Fund (h)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Consumer Brands Sector Fund (h)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Energy Sector Fund (h)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Financial Sector Fund (h)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (h)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Technology Sector Fund (h)
  Accumulation unit value:
    Beginning of period                                                                    N/A)
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

(a) Commencement of operations June 27, 2002.
(b) Commencement of operations August 5, 2002.
(c) Commencement of operations August 14, 2002.
(d) Commencement of operations August 23, 2002.
(e) Commencement of operations August 26, 2002.
(f) Commencement of operations September 3, 2002.
(g) Commencement of operations November 13, 2002.
(h) These investment divisions had not commenced operations at December 31, 2002.
(i) Commencement of operations May 13, 2002.
(j) Commencement of operations May 17, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.845% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGS PROTECTION AND PREMIUM CREDIT 2%
PREMIUM CREDIT 2% AND 20% ADDITIONAL WITHDRAWAL
PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                      DECEMBER 31,
                                                                                                              2002

JNL/AIM Large Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $10.19
    End of period                                                                                            $8.00
  Accumulation units outstanding
  at the end of period                                                                                       5,096

JNL/AIM Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $10.04
    End of period                                                                                            $7.76
  Accumulation units outstanding
  at the end of period                                                                                       9,816

JNL/AIM Small Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $11.00
    End of period                                                                                            $8.25
  Accumulation units outstanding
  at the end of period                                                                                       8,037

JNL/Alger Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $17.01
    End of period                                                                                            $12.23
  Accumulation units outstanding
  at the end of period                                                                                       6,832

JNL/Alliance Capital Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                                     N/A (i)
    End of period                                                                                           N/A (i)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (i)

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Mellon Capital Management Bond Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $10.09
    End of period                                                                                            $10.66
  Accumulation units outstanding
  at the end of period                                                                                       11,168

JNL/Mellon Capital Management International Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                                      $8.92
    End of period                                                                                            $8.49
  Accumulation units outstanding
  at the end of period                                                                                       2,375

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Eagle Core Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $16.39
    End of period                                                                                            $12.98
  Accumulation units outstanding
  at the end of period                                                                                       6,638

JNL/Eagle SmallCap Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $16.17
    End of period                                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                                        426

JNL/Janus Aggressive Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $21.74
    End of period                                                                                            $17.16
  Accumulation units outstanding
  at the end of period                                                                                       2,277

JNL/Janus Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $9.09
    End of period                                                                                            $8.32
  Accumulation units outstanding
  at the end of period                                                                                       8,262

JNL/Janus Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                      $13.66
    End of period                                                                                            $13.05
  Accumulation units outstanding
  at the end of period                                                                                        185

JNL/JPMorgan International Value Division (i)
  Accumulation unit value:
    Beginning of period                                                                                     N/A (i)
    End of period                                                                                           N/A (i)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (i)

JNL/Lazard Mid Cap Value Division (l)
  Accumulation unit value:
    Beginning of period                                                                                      $13.19
    End of period                                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                                       9,446

JNL/Lazard Small Cap Value Division (l)
  Accumulation unit value:
    Beginning of period                                                                                      $12.18
    End of period                                                                                            $9.20
  Accumulation units outstanding
  at the end of period                                                                                       19,507

JNL/Oppenheimer Global Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $9.15
    End of period                                                                                            $6.98
  Accumulation units outstanding
  at the end of period                                                                                       3,319

JNL/Oppenheimer Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $8.68
    End of period                                                                                            $6.82
  Accumulation units outstanding
  at the end of period                                                                                       3,180

JNL/PIMCO Total Return Bond Division (l)
  Accumulation unit value:
    Beginning of period                                                                                      $12.25
    End of period                                                                                            $12.85
  Accumulation units outstanding
  at the end of period                                                                                      111,887

JNL/PPM America Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $18.49
    End of period                                                                                            $16.98
  Accumulation units outstanding
  at the end of period                                                                                       5,038

JNL/PPM America High Yield Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $12.86
    End of period                                                                                            $12.80
  Accumulation units outstanding
  at the end of period                                                                                       5,646

JNL/PPM America Money Market Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $12.08
    End of period                                                                                            $12.01
  Accumulation units outstanding
  at the end of period                                                                                       9,287

JNL/PPM America Value Division (i)
  Accumulation unit value:
    Beginning of period                                                                                     N/A (i)
    End of period                                                                                           N/A (i)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (i)

JNL/Putnam Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $15.38
    End of period                                                                                            $13.96
  Accumulation units outstanding
  at the end of period                                                                                        705

JNL/Putnam International Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $11.69
    End of period                                                                                            $8.96
  Accumulation units outstanding
  at the end of period                                                                                         0

JNL/Putnam Midcap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $5.40
    End of period                                                                                            $4.86
  Accumulation units outstanding
  at the end of period                                                                                       6,201

JNL/Putnam Value Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $17.92
    End of period                                                                                            $14.42
  Accumulation units outstanding
  at the end of the period                                                                                   3,958


JNL/Salomon Brothers Strategic Bond Division (j)
  Accumulation unit value:

    Beginning of period                                                                                      $14.66
    End of period                                                                                            $15.26
  Accumulation units outstanding
  at the end of the period                                                                                   2,901

JNL/Salomon Brothers U.S. Government & Quality Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $13.61
    End of period                                                                                            $14.74
  Accumulation units outstanding
  at the end of period                                                                                       30,006

JNL/T. Rowe Price Established Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $22.37
    End of period                                                                                            $17.87
  Accumulation units outstanding
  at the end of period                                                                                       4,031

JNL/T. Rowe Price Mid-Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $26.38
    End of period                                                                                            $20.34
  Accumulation units outstanding
  at the end of period                                                                                       1,814

JNL/T. Rowe Price Value Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $11.37
    End of period                                                                                            $8.98
  Accumulation units outstanding
  at the end of period                                                                                       32,509

JNL/S&P Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                      $10.99
    End of period                                                                                            $8.94
  Accumulation units outstanding
  at the end of period                                                                                       22,896

JNL/S&P Conservative Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                      $10.87
    End of period                                                                                            $9.84
  Accumulation units outstanding
  at the end of period                                                                                       55,711

JNL/S&P Equity Aggressive Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                                     N/A (i)
    End of period                                                                                           N/A (i)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (i)

JNL/S&P Equity Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                      $10.14
    End of period                                                                                            $7.88
  Accumulation units outstanding
  at the end of period                                                                                       1,552

JNL/S&P Moderate Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                      $11.11
    End of period                                                                                            $9.59
  Accumulation units outstanding
  at the end of period                                                                                       97,686

JNL/S&P Very Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                      $10.75
    End of period                                                                                            $8.38
  Accumulation units outstanding
  at the end of period                                                                                       3,507

JNL/S&P Core Index 50 Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $9.88
    End of period                                                                                            $7.70
  Accumulation units outstanding
  at the end of period                                                                                       22,779

JNL/S&P Core Index 75 Division (f)
  Accumulation unit value:
    Beginning of period                                                                                      $8.51
    End of period                                                                                            $8.11
  Accumulation units outstanding
  at the end of period                                                                                       22,074

JNL/S&P Core Index 100 Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $9.86
    End of period                                                                                            $8.51
  Accumulation units outstanding
  at the end of period                                                                                       16,835

JNL/Curian The DowSM 10 Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $9.29
    End of period                                                                                            $7.54
  Accumulation units outstanding
  at the end of period                                                                                       47,649

JNL/Curian The S&P(R) 10 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $9.63
    End of period                                                                                            $7.23
  Accumulation units outstanding
  at the end of period                                                                                       29,281

JNL/Curian The Global 15 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $8.54
    End of period                                                                                            $7.01
  Accumulation units outstanding
  at the end of period                                                                                       28,402

JNL/Curian 25 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $9.25
    End of period                                                                                            $7.51
  Accumulation units outstanding
  at the end of period                                                                                       31,310

JNL/Curian Small-Cap Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $13.80
    End of period                                                                                            $11.22
  Accumulation units outstanding
  at the end of period                                                                                       20,999

JNL/Curian Communications Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Curian Consumer Brands Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Curian Energy Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Curian Financial Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Curian Technology Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                                       N/A)
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

(a) Commencement of operations May 24, 2002.
(b) Commencement of operations June 3, 2002.
(c) Commencement of operations June 11, 2002.
(d) Commencement of operations July 8, 2002.
(e) Commencement of operations July 22, 2002.
(f) Commencement of operations August 20, 2002.
(g) Commencement of operations November 25, 2002.
(h) Commencement of operations December 23, 2002.
(i) These investment divisions had not commenced operations as of December 31, 2002.
(j) Commencement of operations May 17, 2002.
(k) Commencement of operations May 23, 2002.
(l) Commencement of operations May 2, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.86% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 4%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.64
    End of period                                                                         $8.00
  Accumulation units outstanding
  at the end of period                                                                    52,367

JNL/AIM Premier Equity II Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $9.89
    End of period                                                                         $7.76
  Accumulation units outstanding
  at the end of period                                                                    6,642

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $10.63
    End of period                                                                         $8.25
  Accumulation units outstanding
  at the end of period                                                                    78,737

JNL/Alger Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $16.06
    End of period                                                                         $12.22
  Accumulation units outstanding
  at the end of period                                                                    26,974

JNL/Alliance Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.34
    End of period                                                                         $7.56
  Accumulation units outstanding
  at the end of period                                                                   151,176

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management Bond Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $9.97
    End of period                                                                         $10.66
  Accumulation units outstanding
  at the end of period                                                                   116,168

JNL/Mellon Capital Management International Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $10.43
    End of period                                                                         $8.49
  Accumulation units outstanding
  at the end of period                                                                   164,277

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Eagle Core Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $16.12
    End of period                                                                         $12.97
  Accumulation units outstanding
  at the end of period                                                                    25,691

JNL/Eagle SmallCap Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $15.98
    End of period                                                                         $11.76
  Accumulation units outstanding
  at the end of period                                                                    37,933

JNL/Janus Aggressive Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $20.76
    End of period                                                                         $17.14
  Accumulation units outstanding
  at the end of period                                                                    38,399

JNL/Janus Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $9.04
    End of period                                                                         $8.32
  Accumulation units outstanding
  at the end of period                                                                    90,759

JNL/Janus Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $16.63
    End of period                                                                         $13.03
  Accumulation units outstanding
  at the end of period                                                                    7,157

JNL/JPMorgan International Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $6.12
    End of period                                                                         $6.16
  Accumulation units outstanding
  at the end of period                                                                     675

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $12.93
    End of period                                                                         $10.79
  Accumulation units outstanding
  at the end of period                                                                   118,377

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $11.95
    End of period                                                                         $9.19
  Accumulation units outstanding
  at the end of period                                                                   116,883

JNL/Oppenheimer Global Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $8.90
    End of period                                                                         $6.98
  Accumulation units outstanding
  at the end of period                                                                   135,922

JNL/Oppenheimer Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $8.46
    End of period                                                                         $6.82
  Accumulation units outstanding
  at the end of period                                                                    22,326

JNL/PIMCO Total Return Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $12.24
    End of period                                                                         $12.84
  Accumulation units outstanding
  at the end of period                                                                   285,005

JNL/PPM America Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $18.30
    End of period                                                                         $16.96
  Accumulation units outstanding
  at the end of period                                                                    92,571

JNL/PPM America High Yield Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $12.93
    End of period                                                                         $12.79
  Accumulation units outstanding
  at the end of period                                                                    57,468

JNL/PPM America Money Market Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $12.07
    End of period                                                                         $12.00
  Accumulation units outstanding
  at the end of period                                                                   350,802

JNL/PPM America Value Division (n)
  Accumulation unit value:
    Beginning of period                                                                   $10.72
    End of period                                                                         $10.92
  Accumulation units outstanding
  at the end of period                                                                    1,487

JNL/Putnam Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $17.22
    End of period                                                                         $13.94
  Accumulation units outstanding
  at the end of period                                                                    2,949

JNL/Putnam International Equity Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $11.68
    End of period                                                                         $8.95
  Accumulation units outstanding
  at the end of period                                                                   102,860

JNL/Putnam Midcap Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $6.57
    End of period                                                                         $4.86
  Accumulation units outstanding
  at the end of period                                                                    21,834

JNL/Putnam Value Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $17.26
    End of period                                                                         $14.40
  Accumulation units outstanding
  at the end of the period                                                                58,132


JNL/Salomon Brothers Strategic Bond Division (f)
  Accumulation unit value:

    Beginning of period                                                                   $14.70
    End of period                                                                         $15.24
  Accumulation units outstanding
  at the end of the period                                                                27,625

JNL/Salomon Brothers U.S. Government & Quality Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $13.65
    End of period                                                                         $14.73
  Accumulation units outstanding
  at the end of period                                                                   215,666

JNL/T. Rowe Price Established Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $22.00
    End of period                                                                         $17.85
  Accumulation units outstanding
  at the end of period                                                                    30,173

JNL/T. Rowe Price Mid-Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $25.16
    End of period                                                                         $20.32
  Accumulation units outstanding
  at the end of period                                                                    62,216

JNL/T. Rowe Price Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $11.18
    End of period                                                                         $8.97
  Accumulation units outstanding
  at the end of period                                                                   199,648

JNL/S&P Aggressive Growth Division I (l)
  Accumulation unit value:
    Beginning of period                                                                   $10.82
    End of period                                                                         $8.93
  Accumulation units outstanding
  at the end of period                                                                   247,080

JNL/S&P Conservative Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                   $10.78
    End of period                                                                         $9.83
  Accumulation units outstanding
  at the end of period                                                                   533,868

JNL/S&P Equity Aggressive Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.90
    End of period                                                                         $8.03
  Accumulation units outstanding
  at the end of period                                                                   141,261

JNL/S&P Equity Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.74
    End of period                                                                         $7.88
  Accumulation units outstanding
  at the end of period                                                                   195,936

JNL/S&P Moderate Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                   $11.01
    End of period                                                                         $9.58
  Accumulation units outstanding
  at the end of period                                                                  1,562,842

JNL/S&P Very Aggressive Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                   $10.68
    End of period                                                                         $8.37
  Accumulation units outstanding
  at the end of period                                                                    13,184

JNL/S&P Core Index 50 Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $9.88
    End of period                                                                         $7.70
  Accumulation units outstanding
  at the end of period                                                                    36,938

JNL/S&P Core Index 75 Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.50
    End of period                                                                         $8.10
  Accumulation units outstanding
  at the end of period                                                                    49,126

JNL/S&P Core Index 100 Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $9.67
    End of period                                                                         $8.51
  Accumulation units outstanding
  at the end of period                                                                   128,473

JNL/Curian The DowSM 10 Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $8.90
    End of period                                                                         $7.53
  Accumulation units outstanding
  at the end of period                                                                   410,448

JNL/Curian The S&P(R) 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.50
    End of period                                                                         $7.23
  Accumulation units outstanding
  at the end of period                                                                   276,246

JNL/Curian The Global 15 Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $8.76
    End of period                                                                         $7.01
  Accumulation units outstanding
  at the end of period                                                                   282,233

JNL/Curian 25 Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.44
    End of period                                                                         $7.51
  Accumulation units outstanding
  at the end of period                                                                   317,029

JNL/Curian Small-Cap Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $14.55
    End of period                                                                         $11.22
  Accumulation units outstanding
  at the end of period                                                                   189,004

JNL/Curian Communications Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Consumer Brands Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Energy Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Financial Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Technology Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                    N/A)
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


(a) Commencement of operations May 10, 2002.
(b) Commencement of operations November 22, 2002.
(c) Commencement of operations December 30, 2002.
(d) Commencement of operations May 6, 2002.
(e) Commencement of operations May 7, 2002.
(f) Commencement of operations May 2, 2002.
(g) Commencement of operations May 14, 2002.
(h) Commencement of operations May 13, 2002.
(i) Commencement of operations May 9, 2002.
(j) Commencement of operations May 24, 2002.
(k) Commencement of operations May 29, 2002.
(l) Commencement of operations May 3, 2002.
(m) Commencement of operations May 20, 2002.
(n) Commencement of operations October 22, 2002.
(o) Commencement of operations May 17, 2002.
(p) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.90% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND EARNINGS PROTECTION AND 20% ADDITIONAL WITHDRAWAL
COMPOUNDING DEATH BENEFIT AND EARNINGS PROTECTION AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
COMPOUNDING DEATH BENEFIT AND 20% ADDITIONAL WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGS PROTECTION AND 20% ADDITIONAL
  WITHDRAWAL
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGS PROTECTION AND FIVE YEAR WITHDRAWAL
  CHARGE PERIOD
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND 20% ADDITIONAL WITHDRAWAL AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                  DECEMBER 31,
                                                                                                          2002

JNL/AIM Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                  $7.81
    End of period                                                                                        $8.00
  Accumulation units outstanding
  at the end of period                                                                                   1,105

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/AIM Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  $8.30
    End of period                                                                                        $8.25
  Accumulation units outstanding
  at the end of period                                                                                    481

JNL/Alger Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                  $14.80
    End of period                                                                                        $12.18
  Accumulation units outstanding
  at the end of period                                                                                    417

JNL/Alliance Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  $7.74
    End of period                                                                                        $7.54
  Accumulation units outstanding
  at the end of period                                                                                   1,034

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

JNL/Mellon Capital Management Bond Index Division (p)
  Accumulation unit value:
    Beginning of period                                                                                  $10.14
    End of period                                                                                        $10.66
  Accumulation units outstanding
  at the end of period                                                                                     0

JNL/Mellon Capital Management International Index Division (h)
  Accumulation unit value:
    Beginning of period                                                                                  $8.06
    End of period                                                                                        $8.48
  Accumulation units outstanding
  at the end of period                                                                                    585

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

JNL/Eagle Core Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                  $13.72
    End of period                                                                                        $12.94
  Accumulation units outstanding
  at the end of period                                                                                   1,192

JNL/Eagle SmallCap Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                  $12.43
    End of period                                                                                        $11.73
  Accumulation units outstanding
  at the end of period                                                                                   1,222

JNL/Janus Aggressive Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                                  $18.38
    End of period                                                                                        $17.09
  Accumulation units outstanding
  at the end of period                                                                                    212

JNL/Janus Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $9.08
    End of period                                                                                        $8.31
  Accumulation units outstanding
  at the end of period                                                                                   1,365

JNL/Janus Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                  $13.86
    End of period                                                                                        $12.99
  Accumulation units outstanding
  at the end of period                                                                                    849

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/Lazard Mid Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                                  $9.70
    End of period                                                                                        $10.77
  Accumulation units outstanding
  at the end of period                                                                                    410

JNL/Lazard Small Cap Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $12.00
    End of period                                                                                        $9.17
  Accumulation units outstanding
  at the end of period                                                                                   2,067

JNL/Oppenheimer Global Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                                  $8.17
    End of period                                                                                        $6.98
  Accumulation units outstanding
  at the end of period                                                                                    671

JNL/Oppenheimer Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $8.67
    End of period                                                                                        $6.82
  Accumulation units outstanding
  at the end of period                                                                                    760

JNL/PIMCO Total Return Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $12.15
    End of period                                                                                        $12.81
  Accumulation units outstanding
  at the end of period                                                                                   1,553

JNL/PPM America Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $18.42
    End of period                                                                                        $16.91
  Accumulation units outstanding
  at the end of period                                                                                   1,172

JNL/PPM America High Yield Bond Division (g)
  Accumulation unit value:
    Beginning of period                                                                                  $11.96
    End of period                                                                                        $12.75
  Accumulation units outstanding
  at the end of period                                                                                    763

JNL/PPM America Money Market Division (i)
  Accumulation unit value:
    Beginning of period                                                                                  $12.03
    End of period                                                                                        $11.94
  Accumulation units outstanding
  at the end of period                                                                                   5,391

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/Putnam Value Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                  $15.83
    End of period                                                                                        $14.36
  Accumulation units outstanding
  at the end of the period                                                                                316


JNL/Salomon Brothers Strategic Bond Division (a)
  Accumulation unit value:

    Beginning of period                                                                                  $14.60
    End of period                                                                                        $15.19
  Accumulation units outstanding
  at the end of the period                                                                                387

JNL/Salomon Brothers U.S. Government & Quality Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                  $14.62
    End of period                                                                                        $14.68
  Accumulation units outstanding
  at the end of period                                                                                     37

JNL/T. Rowe Price Established Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $22.28
    End of period                                                                                        $17.80
  Accumulation units outstanding
  at the end of period                                                                                    805

JNL/T. Rowe Price Mid-Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                  $20.99
    End of period                                                                                        $20.26
  Accumulation units outstanding
  at the end of period                                                                                    489

JNL/T. Rowe Price Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $11.36
    End of period                                                                                        $8.97
  Accumulation units outstanding
  at the end of period                                                                                   3,039

JNL/S&P Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                  $10.94
    End of period                                                                                        $8.92
  Accumulation units outstanding
  at the end of period                                                                                   2,315

JNL/S&P Conservative Growth Division I (k)
  Accumulation unit value:
    Beginning of period                                                                                  $9.89
    End of period                                                                                        $9.81
  Accumulation units outstanding
  at the end of period                                                                                   12,223

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/S&P Moderate Growth Division I (n)
  Accumulation unit value:
    Beginning of period                                                                                  $11.00
    End of period                                                                                        $9.56
  Accumulation units outstanding
  at the end of period                                                                                   9,561

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/S&P Core Index 50 Division (m)
  Accumulation unit value:
    Beginning of period                                                                                  $9.74
    End of period                                                                                        $7.70
  Accumulation units outstanding
  at the end of period                                                                                   5,187

JNL/S&P Core Index 75 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  $8.16
    End of period                                                                                        $8.10
  Accumulation units outstanding
  at the end of period                                                                                    981

JNL/S&P Core Index 100 Division (l)
  Accumulation unit value:
    Beginning of period                                                                                  $8.62
    End of period                                                                                        $8.50
  Accumulation units outstanding
  at the end of period                                                                                   3,061

JNL/Curian The DowSM 10 Division (e)
  Accumulation unit value:
    Beginning of period                                                                                  $7.44
    End of period                                                                                        $7.52
  Accumulation units outstanding
  at the end of period                                                                                    922

JNL/Curian The S&P(R) 10 Division (e)
  Accumulation unit value:
    Beginning of period                                                                                  $7.54
    End of period                                                                                        $7.22
  Accumulation units outstanding
  at the end of period                                                                                    944

JNL/Curian The Global 15 Division (e)
  Accumulation unit value:
    Beginning of period                                                                                  $7.36
    End of period                                                                                        $7.00
  Accumulation units outstanding
  at the end of period                                                                                    960

JNL/Curian 25 Division (e)
  Accumulation unit value:
    Beginning of period                                                                                  $7.46
    End of period                                                                                        $7.50
  Accumulation units outstanding
  at the end of period                                                                                    397

JNL/Curian Small-Cap Division (e)
  Accumulation unit value:
    Beginning of period                                                                                  $11.05
    End of period                                                                                        $11.20
  Accumulation units outstanding
  at the end of period                                                                                    268

JNL/Curian Communications Sector Fund (q)
  Accumulation unit value:
    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

JNL/Curian Consumer Brands Sector Fund (q)
  Accumulation unit value:
    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

JNL/Curian Energy Sector Fund (q)
  Accumulation unit value:
    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

JNL/Curian Financial Sector Fund (q)
  Accumulation unit value:
    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (q)
  Accumulation unit value:
    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

JNL/Curian Technology Sector Fund (q)
  Accumulation unit value:
    Beginning of period                                                                                   N/A)
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

(a) Commencement of operations October 4, 2002.
(b) Commencement of operations December 18, 2002.
(c) Commencement of operations June 25, 2002.
(d) Commencement of operations July 15, 2002.
(e) Commencement of operations November 5, 2002.
(f) Commencement of operations May 17, 2002.
(g) Commencement of operations August 19, 2002.
(h) Commencement of operations October 11, 2002.
(i) Commencement of operations March 11, 2002.
(j) Commencement of operations April 11, 2002.
(k) Commencement of operations December 17, 2002.
(l) Commencement of operations November 14, 2002.
(m) Commencement of operations May 8, 2002.
(n) Commencement of operations May 20, 2002.
(o) Commencement of operations July 8, 2002.
(p) Commencement of operations June 28, 2002.
(q) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.96% (INCLUDES COMBINATION DEATH BENEFIT AND PREMIUM CREDIT 4%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                DECEMBER 31,
                                                                                        2002

JNL/AIM Large Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                $9.65
    End of period                                                                      $7.99
  Accumulation units outstanding
  at the end of period                                                                 27,611

JNL/AIM Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                                $10.25
    End of period                                                                      $7.75
  Accumulation units outstanding
  at the end of period                                                                 5,186

JNL/AIM Small Cap Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                $10.94
    End of period                                                                      $8.24
  Accumulation units outstanding
  at the end of period                                                                 41,184

JNL/Alger Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                $16.57
    End of period                                                                      $12.13
  Accumulation units outstanding
  at the end of period                                                                 46,048

JNL/Alliance Growth Division (s)
  Accumulation unit value:
    Beginning of period                                                                $9.90
    End of period                                                                      $7.52
  Accumulation units outstanding
  at the end of period                                                                 18,349

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

JNL/Mellon Capital Management Bond Index Division (s)
  Accumulation unit value:
    Beginning of period                                                                $9.95
    End of period                                                                      $10.65
  Accumulation units outstanding
  at the end of period                                                                 35,329

JNL/Mellon Capital Management International Index Division (s)
  Accumulation unit value:
    Beginning of period                                                                $10.68
    End of period                                                                      $8.48
  Accumulation units outstanding
  at the end of period                                                                 42,201

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

JNL/Eagle Core Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                $16.04
    End of period                                                                      $12.89
  Accumulation units outstanding
  at the end of period                                                                 29,226

JNL/Eagle SmallCap Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                $16.15
    End of period                                                                      $11.69
  Accumulation units outstanding
  at the end of period                                                                 15,846

JNL/Janus Aggressive Growth Division (s)
  Accumulation unit value:
    Beginning of period                                                                $21.57
    End of period                                                                      $17.01
  Accumulation units outstanding
  at the end of period                                                                 7,823

JNL/Janus Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                $8.91
    End of period                                                                      $8.30
  Accumulation units outstanding
  at the end of period                                                                 39,159

JNL/Janus Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                $16.50
    End of period                                                                      $12.93
  Accumulation units outstanding
  at the end of period                                                                 7,569

JNL/JPMorgan International Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                $6.08
    End of period                                                                      $6.13
  Accumulation units outstanding
  at the end of period                                                                 2,737

JNL/Lazard Mid Cap Value Division (g)
  Accumulation unit value:
    Beginning of period                                                                $13.08
    End of period                                                                      $10.74
  Accumulation units outstanding
  at the end of period                                                                 39,620

JNL/Lazard Small Cap Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                $11.73
    End of period                                                                      $9.14
  Accumulation units outstanding
  at the end of period                                                                 42,406

JNL/Oppenheimer Global Growth Division (s)
  Accumulation unit value:
    Beginning of period                                                                $9.14
    End of period                                                                      $6.97
  Accumulation units outstanding
  at the end of period                                                                 32,807

JNL/Oppenheimer Growth Division (s)
  Accumulation unit value:
    Beginning of period                                                                $8.67
    End of period                                                                      $6.81
  Accumulation units outstanding
  at the end of period                                                                 11,427

JNL/PIMCO Total Return Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                $12.21
    End of period                                                                      $12.77
  Accumulation units outstanding
  at the end of period                                                                196,657

JNL/PPM America Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                $18.02
    End of period                                                                      $16.83
  Accumulation units outstanding
  at the end of period                                                                 34,008

JNL/PPM America High Yield Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                $12.84
    End of period                                                                      $12.69
  Accumulation units outstanding
  at the end of period                                                                 67,853

JNL/PPM America Money Market Division (c)
  Accumulation unit value:
    Beginning of period                                                                $11.98
    End of period                                                                      $11.91
  Accumulation units outstanding
  at the end of period                                                                104,785

JNL/PPM America Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                $11.23
    End of period                                                                      $10.92
  Accumulation units outstanding
  at the end of period                                                                 1,381

JNL/Putnam Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                $16.75
    End of period                                                                      $13.84
  Accumulation units outstanding
  at the end of period                                                                 4,337

JNL/Putnam International Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                $11.27
    End of period                                                                      $8.88
  Accumulation units outstanding
  at the end of period                                                                 58,569

JNL/Putnam Midcap Growth Division (s)
  Accumulation unit value:
    Beginning of period                                                                $6.56
    End of period                                                                      $4.85
  Accumulation units outstanding
  at the end of period                                                                 35,705

JNL/Putnam Value Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                $17.54
    End of period                                                                      $14.29
  Accumulation units outstanding
  at the end of the period                                                             24,452


JNL/Salomon Brothers Strategic Bond Division (m)
  Accumulation unit value:

    Beginning of period                                                                $14.55
    End of period                                                                      $15.12
  Accumulation units outstanding
  at the end of the period                                                             9,686

JNL/Salomon Brothers U.S. Government & Quality Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                $13.52
    End of period                                                                      $14.61
  Accumulation units outstanding
  at the end of period                                                                 54,697

JNL/T. Rowe Price Established Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                $21.13
    End of period                                                                      $17.71
  Accumulation units outstanding
  at the end of period                                                                 27,437

JNL/T. Rowe Price Mid-Cap Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                $25.65
    End of period                                                                      $20.16
  Accumulation units outstanding
  at the end of period                                                                 37,470

JNL/T. Rowe Price Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                $11.16
    End of period                                                                      $8.95
  Accumulation units outstanding
  at the end of period                                                                131,107

JNL/S&P Aggressive Growth Division I (o)
  Accumulation unit value:
    Beginning of period                                                                $10.90
    End of period                                                                      $8.89
  Accumulation units outstanding
  at the end of period                                                                172,156

JNL/S&P Conservative Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                $10.79
    End of period                                                                      $9.79
  Accumulation units outstanding
  at the end of period                                                                362,628

JNL/S&P Equity Aggressive Growth Division I (s)
  Accumulation unit value:
    Beginning of period                                                                $10.26
    End of period                                                                      $7.99
  Accumulation units outstanding
  at the end of period                                                                 14,127

JNL/S&P Equity Growth Division I (s)
  Accumulation unit value:
    Beginning of period                                                                $10.09
    End of period                                                                      $7.84
  Accumulation units outstanding
  at the end of period                                                                 66,163

JNL/S&P Moderate Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                $10.96
    End of period                                                                      $9.53
  Accumulation units outstanding
  at the end of period                                                                495,678

JNL/S&P Very Aggressive Growth Division I (s)
  Accumulation unit value:
    Beginning of period                                                                $10.70
    End of period                                                                      $8.33
  Accumulation units outstanding
  at the end of period                                                                 26,949

JNL/S&P Core Index 50 Division (s)
  Accumulation unit value:
    Beginning of period                                                                $9.88
    End of period                                                                      $7.69
  Accumulation units outstanding
  at the end of period                                                                 10,348

JNL/S&P Core Index 75 Division (s)
  Accumulation unit value:
    Beginning of period                                                                $9.84
    End of period                                                                      $8.10
  Accumulation units outstanding
  at the end of period                                                                109,576

JNL/S&P Core Index 100 Division (o)
  Accumulation unit value:
    Beginning of period                                                                $9.80
    End of period                                                                      $8.50
  Accumulation units outstanding
  at the end of period                                                                 75,715

JNL/Curian The DowSM 10 Division (j)
  Accumulation unit value:
    Beginning of period                                                                $8.89
    End of period                                                                      $7.51
  Accumulation units outstanding
  at the end of period                                                                160,380

JNL/Curian The S&P(R) 10 Division (s)
  Accumulation unit value:
    Beginning of period                                                                $9.82
    End of period                                                                      $7.20
  Accumulation units outstanding
  at the end of period                                                                124,970

JNL/Curian The Global 15 Division (s)
  Accumulation unit value:
    Beginning of period                                                                $8.91
    End of period                                                                      $6.99
  Accumulation units outstanding
  at the end of period                                                                123,531

JNL/Curian 25 Division (s)
  Accumulation unit value:
    Beginning of period                                                                $9.64
    End of period                                                                      $7.48
  Accumulation units outstanding
  at the end of period                                                                119,222

JNL/Curian Small-Cap Division (s)
  Accumulation unit value:
    Beginning of period                                                                $15.23
    End of period                                                                      $11.18
  Accumulation units outstanding
  at the end of period                                                                 82,650

JNL/Curian Communications Sector Fund (d)
  Accumulation unit value:
    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

JNL/Curian Consumer Brands Sector Fund (d)
  Accumulation unit value:
    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

JNL/Curian Energy Sector Fund (d)
  Accumulation unit value:
    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

JNL/Curian Financial Sector Fund (d)
  Accumulation unit value:
    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (d)
  Accumulation unit value:
    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

JNL/Curian Technology Sector Fund (d)
  Accumulation unit value:
    Beginning of period                                                                 N/A)
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

(a) Commencement of operations May 16, 2002.
(b) Commencement of operations December 23, 2002.
(c) Commencement of operations May 15, 2002.
(d) Commencement of operations December 3, 2002.
(e) Commencement of operations May 10, 2002.
(f) Commencement of operations May 2, 2002.
(g) Commencement of operations May 8, 2002.
(h) Commencement of operations June 25, 2002.
(i) Commencement of operations May 22, 2002.
(j) Commencement of operations May 7, 2002.
(k) Commencement of operations June 10, 2002.
(l) Commencement of operations May 28, 2002.
(m) Commencement of operations May 13, 2002.
(n) Commencement of operations June 17, 2002.
(o) Commencement of operations May 14, 2002.
(p) Commencement of operations May 23, 2002.
(q) Commencement of operations June 7, 2002.
(r) Commencement of operations June 6, 2002.
(s) Commencement of operations May 17, 2002.
(t) Commencement of operations July 16, 2002.
(u) Commencement of operations May 20, 2002.
(v) Commencement of operations June 5, 2002.
(w) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.995% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2% AND 20% ADDITIONAL WITHDRAWAL
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% AND 20% ADDITIONAL
  WITHDRAWAL
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL
  CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                      DECEMBER 31,
                                                                                                              2002

JNL/AIM Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                       $8.47
    End of period                                                                                             $7.99
  Accumulation units outstanding
  at the end of period                                                                                        1,155

JNL/AIM Premier Equity II Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $10.33
    End of period                                                                                             $7.48
  Accumulation units outstanding
  at the end of period                                                                                         659

JNL/AIM Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                       $7.90
    End of period                                                                                             $8.24
  Accumulation units outstanding
  at the end of period                                                                                        1,172

JNL/Alger Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $16.53
    End of period                                                                                            $12.10
  Accumulation units outstanding
  at the end of period                                                                                        1,845

JNL/Alliance Capital Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $8.18
    End of period                                                                                             $7.51
  Accumulation units outstanding
  at the end of period                                                                                        2,240

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Mellon Capital Management Bond Index Division (m)
  Accumulation unit value:
    Beginning of period                                                                                       $9.95
    End of period                                                                                            $10.65
  Accumulation units outstanding
  at the end of period                                                                                       17,728

JNL/Mellon Capital Management International Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                       $8.92
    End of period                                                                                             $8.48
  Accumulation units outstanding
  at the end of period                                                                                         49

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Eagle Core Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $16.01
    End of period                                                                                            $12.86
  Accumulation units outstanding
  at the end of period                                                                                        5,969

JNL/Eagle SmallCap Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $16.12
    End of period                                                                                            $11.65
  Accumulation units outstanding
  at the end of period                                                                                         882

JNL/Janus Aggressive Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $21.32
    End of period                                                                                            $16.97
  Accumulation units outstanding
  at the end of period                                                                                        1,831

JNL/Janus Balanced Division (m)
  Accumulation unit value:
    Beginning of period                                                                                       $9.07
    End of period                                                                                             $8.29
  Accumulation units outstanding
  at the end of period                                                                                       11,925

JNL/Janus Capital Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $16.54
    End of period                                                                                            $12.90
  Accumulation units outstanding
  at the end of period                                                                                         344

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $13.06
    End of period                                                                                            $10.72
  Accumulation units outstanding
  at the end of period                                                                                        3,443

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $11.99
    End of period                                                                                             $9.13
  Accumulation units outstanding
  at the end of period                                                                                        3,027

JNL/Oppenheimer Global Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                       $9.05
    End of period                                                                                             $6.96
  Accumulation units outstanding
  at the end of period                                                                                        2,873

JNL/Oppenheimer Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                       $8.60
    End of period                                                                                             $6.80
  Accumulation units outstanding
  at the end of period                                                                                         262

JNL/PIMCO Total Return Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $12.10
    End of period                                                                                            $12.75
  Accumulation units outstanding
  at the end of period                                                                                       14,902

JNL/PPM America Balanced Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $18.30
    End of period                                                                                            $16.79
  Accumulation units outstanding
  at the end of period                                                                                        4,960

JNL/PPM America High Yield Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                                      $12.74
    End of period                                                                                            $12.66
  Accumulation units outstanding
  at the end of period                                                                                        6,399

JNL/PPM America Money Market Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $11.94
    End of period                                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                                       20,594

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/Putnam International Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $9.33
    End of period                                                                                             $8.86
  Accumulation units outstanding
  at the end of period                                                                                        1,234

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/Putnam Value Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $17.50
    End of period                                                                                            $14.25
  Accumulation units outstanding
  at the end of the period                                                                                    2,316


JNL/Salomon Brothers Strategic Bond Division (m)
  Accumulation unit value:

    Beginning of period                                                                                      $14.51
    End of period                                                                                            $15.08
  Accumulation units outstanding
  at the end of the period                                                                                    6,213

JNL/Salomon Brothers U.S. Government & Quality Bond Division (n)
  Accumulation unit value:
    Beginning of period                                                                                      $13.50
    End of period                                                                                            $14.57
  Accumulation units outstanding
  at the end of period                                                                                       26,549

JNL/T. Rowe Price Established Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $21.83
    End of period                                                                                            $17.67
  Accumulation units outstanding
  at the end of period                                                                                        3,934

JNL/T. Rowe Price Mid-Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $25.73
    End of period                                                                                            $20.11
  Accumulation units outstanding
  at the end of period                                                                                         451

JNL/T. Rowe Price Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $11.23
    End of period                                                                                             $8.94
  Accumulation units outstanding
  at the end of period                                                                                       10,813

JNL/S&P Aggressive Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                                      $10.30
    End of period                                                                                             $8.88
  Accumulation units outstanding
  at the end of period                                                                                         612

JNL/S&P Conservative Growth Division I (m)
  Accumulation unit value:
    Beginning of period                                                                                      $10.81
    End of period                                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                                       59,538

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/S&P Equity Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                                       $8.18
    End of period                                                                                             $7.83
  Accumulation units outstanding
  at the end of period                                                                                       10,603

JNL/S&P Moderate Growth Division I (o)
  Accumulation unit value:
    Beginning of period                                                                                      $10.77
    End of period                                                                                             $9.52
  Accumulation units outstanding
  at the end of period                                                                                       58,437

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/S&P Core Index 50 Division (m)
  Accumulation unit value:
    Beginning of period                                                                                       $9.87
    End of period                                                                                             $7.69
  Accumulation units outstanding
  at the end of period                                                                                        7,240

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/S&P Core Index 100 Division (n)
  Accumulation unit value:
    Beginning of period                                                                                       $9.80
    End of period                                                                                             $8.50
  Accumulation units outstanding
  at the end of period                                                                                        1,976

JNL/Curian The DowSM 10 Division (d)
  Accumulation unit value:
    Beginning of period                                                                                       $9.10
    End of period                                                                                             $7.50
  Accumulation units outstanding
  at the end of period                                                                                       37,396

JNL/Curian The S&P(R) 10 Division (f)
  Accumulation unit value:
    Beginning of period                                                                                       $9.59
    End of period                                                                                             $7.19
  Accumulation units outstanding
  at the end of period                                                                                        9,344

JNL/Curian The Global 15 Division (e)
  Accumulation unit value:
    Beginning of period                                                                                       $8.08
    End of period                                                                                             $6.98
  Accumulation units outstanding
  at the end of period                                                                                        2,235

JNL/Curian 25 Division (f)
  Accumulation unit value:
    Beginning of period                                                                                       $9.21
    End of period                                                                                             $7.47
  Accumulation units outstanding
  at the end of period                                                                                       12,500

JNL/Curian Small-Cap Division (f)
  Accumulation unit value:
    Beginning of period                                                                                      $13.74
    End of period                                                                                            $11.16
  Accumulation units outstanding
  at the end of period                                                                                        4,926

JNL/Curian Communications Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Consumer Brands Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Energy Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Financial Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Technology Sector Fund (p)
  Accumulation unit value:
    Beginning of period                                                                                       N/A)
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

(a) Commencement of operations July 15, 2002.
(b) Commencement of operations July 22, 2002.
(c) Commencement of operations September 11, 2002.
(d) Commencement of operations May 8, 2002.
(e) Commencement of operations July 2, 2002.
(f) Commencement of operations June 3, 2002.
(g) Commencement of operations June 7, 2002.
(h) Commencement of operations December 3, 2002.
(i) Commencement of operations June 10, 2002.
(j) Commencement of operations February 26, 2002.
(k) Commencement of operations May 15, 2002.
(l) Commencement of operations June 21, 2002.
(m) Commencement of operations May 17, 2002.
(n) Commencement of operations May 16, 2002.
(o) Commencement of operations May 6, 2002.
(p) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.00% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND 20% ADDITIONAL WITHDRAWAL
COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND FIVE YEAR WITHDRAWAL
CHARGE PERIOD COMBINATION DEATH BENEFIT AND 20% ADDITIONAL WITHDRAWAL AND FIVE
YEAR WITHDRAWAL CHARGE PERIOD COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION
AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                        DECEMBER 31,
                                                                                                                2002

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/AIM Premier Equity II Division (i)
  Accumulation unit value:
    Beginning of period                                                                                        $10.91
    End of period                                                                                              $7.75
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                        $10.91
    End of period                                                                                              $8.24
  Accumulation units outstanding
  at the end of period                                                                                         1,959

JNL/Alger Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                        $17.03
    End of period                                                                                              $12.10
  Accumulation units outstanding
  at the end of period                                                                                         1,960

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Mellon Capital Management Bond Index Division (m)
  Accumulation unit value:
    Beginning of period                                                                                        $9.82
    End of period                                                                                              $10.65
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Eagle Core Equity Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $15.68
    End of period                                                                                              $12.85
  Accumulation units outstanding
  at the end of period                                                                                         2,066

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                        $16.58
    End of period                                                                                              $11.66
  Accumulation units outstanding
  at the end of period                                                                                          754

JNL/Janus Aggressive Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                        $22.13
    End of period                                                                                              $16.96
  Accumulation units outstanding
  at the end of period                                                                                          527

JNL/Janus Balanced Division (a)
  Accumulation unit value:
    Beginning of period                                                                                        $9.14
    End of period                                                                                              $8.29
  Accumulation units outstanding
  at the end of period                                                                                         1,420

JNL/Janus Capital Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                                        $16.56
    End of period                                                                                              $12.89
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                        $13.28
    End of period                                                                                              $10.72
  Accumulation units outstanding
  at the end of period                                                                                         1,761

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                        $11.91
    End of period                                                                                              $9.13
  Accumulation units outstanding
  at the end of period                                                                                         4,346

JNL/Oppenheimer Global Growth Division (n)
  Accumulation unit value:
    Beginning of period                                                                                        $9.19
    End of period                                                                                              $6.96
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/Oppenheimer Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                                        $8.63
    End of period                                                                                              $6.81
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/PIMCO Total Return Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $12.15
    End of period                                                                                              $12.75
  Accumulation units outstanding
  at the end of period                                                                                         11,669

JNL/PPM America Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                                        $17.67
    End of period                                                                                              $16.78
  Accumulation units outstanding
  at the end of period                                                                                         2,622

JNL/PPM America High Yield Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $12.52
    End of period                                                                                              $12.65
  Accumulation units outstanding
  at the end of period                                                                                         3,873

JNL/PPM America Money Market Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $11.96
    End of period                                                                                              $11.86
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Putnam Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                        $17.76
    End of period                                                                                              $13.79
  Accumulation units outstanding
  at the end of period                                                                                          365

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Putnam Midcap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                        $6.80
    End of period                                                                                              $4.84
  Accumulation units outstanding
  at the end of period                                                                                          953

JNL/Putnam Value Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                                        $17.76
    End of period                                                                                              $14.25
  Accumulation units outstanding
  at the end of the period                                                                                      300


JNL/Salomon Brothers Strategic Bond Division (n)
  Accumulation unit value:

    Beginning of period                                                                                        $14.37
    End of period                                                                                              $15.08
  Accumulation units outstanding
  at the end of the period                                                                                       0

JNL/Salomon Brothers U.S. Government & Quality Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $13.54
    End of period                                                                                              $14.57
  Accumulation units outstanding
  at the end of period                                                                                         14,970

JNL/T. Rowe Price Established Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $21.70
    End of period                                                                                              $17.66
  Accumulation units outstanding
  at the end of period                                                                                         1,507

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                        $25.66
    End of period                                                                                              $20.10
  Accumulation units outstanding
  at the end of period                                                                                         2,421

JNL/T. Rowe Price Value Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $10.49
    End of period                                                                                              $8.94
  Accumulation units outstanding
  at the end of period                                                                                         2,036

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/S&P Conservative Growth Division I (k)
  Accumulation unit value:
    Beginning of period                                                                                        $10.56
    End of period                                                                                              $9.77
  Accumulation units outstanding
  at the end of period                                                                                         13,461

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/S&P Moderate Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                                        $11.28
    End of period                                                                                              $9.52
  Accumulation units outstanding
  at the end of period                                                                                         9,632

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/S&P Core Index 50 Division (q)
  Accumulation unit value:
    Beginning of period                                                                                        $10.06
    End of period                                                                                              $7.69
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/S&P Core Index 100 Division (p)
  Accumulation unit value:
    Beginning of period                                                                                        $10.13
    End of period                                                                                              $8.50
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/Curian The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Curian The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Curian The Global 15 Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Curian 25 Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Curian Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Curian Communications Sector Fund (r)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian Consumer Brands Sector Fund (r)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian Energy Sector Fund (r)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian Financial Sector Fund (r)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (r)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian Technology Sector Fund (r)
  Accumulation unit value:
    Beginning of period                                                                                         N/A)
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

(a) Commencement of operations March 5, 2002.
(b) Commencement of operations April 1, 2002.
(c) Commencement of operations March 28, 2002.
(d) Commencement of operations March 20, 2002.
(e) Commencement of operations July 15, 2002.
(f) Commencement of operations August 14, 2002.
(g) Commencement of operations March 11, 2002.
(h) Commencement of operations April 9, 2002.
(i) Commencement of operations March 15, 2002.
(j) Commencement of operations February 25, 2002.
(k) Commencement of operations February 19, 2002.
(l) Commencement of operations February 26, 2002.
(m) Commencement of operations March 14, 2002.
(n) Commencement of operations March 12, 2002.
(o) Commencement of operations April 25, 2002.
(p) Commencement of operations March 18, 2002.
(q) Commencement of operations April 16, 2002.
(r) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.01% (INCLUDES EARNINGS PROTECTION AND PREMIUM CREDIT 4%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                       DECEMBER 31,
                                                                                                               2002

JNL/AIM Large Cap Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $10.18
    End of period                                                                                              $7.99
  Accumulation units outstanding
  at the end of period                                                                                         2,647

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (o)
    End of period                                                                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (o)

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                       $10.53
    End of period                                                                                              $8.23
  Accumulation units outstanding
  at the end of period                                                                                          717

JNL/Alger Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $16.83
    End of period                                                                                             $12.09
  Accumulation units outstanding
  at the end of period                                                                                          310

JNL/Alliance Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                        $9.39
    End of period                                                                                              $7.50
  Accumulation units outstanding
  at the end of period                                                                                          298

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Mellon Capital Management Bond Index Division (l)
  Accumulation unit value:
    Beginning of period                                                                                        $9.95
    End of period                                                                                             $10.65
  Accumulation units outstanding
  at the end of period                                                                                         4,124

JNL/Mellon Capital Management International Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $10.41
    End of period                                                                                              $8.47
  Accumulation units outstanding
  at the end of period                                                                                         4,803

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (o)
    End of period                                                                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (o)

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $15.72
    End of period                                                                                             $11.65
  Accumulation units outstanding
  at the end of period                                                                                         7,857

JNL/Janus Aggressive Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $21.49
    End of period                                                                                             $16.95
  Accumulation units outstanding
  at the end of period                                                                                         1,430

JNL/Janus Balanced Division (l)
  Accumulation unit value:
    Beginning of period                                                                                        $9.06
    End of period                                                                                              $8.29
  Accumulation units outstanding
  at the end of period                                                                                         2,056

JNL/Janus Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                       $16.05
    End of period                                                                                             $12.88
  Accumulation units outstanding
  at the end of period                                                                                         1,553

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (o)
    End of period                                                                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (o)

JNL/Lazard Mid Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $12.96
    End of period                                                                                             $10.71
  Accumulation units outstanding
  at the end of period                                                                                         9,627

JNL/Lazard Small Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $11.84
    End of period                                                                                              $9.12
  Accumulation units outstanding
  at the end of period                                                                                        10,575

JNL/Oppenheimer Global Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                        $9.14
    End of period                                                                                              $6.96
  Accumulation units outstanding
  at the end of period                                                                                         2,789

JNL/Oppenheimer Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                        $8.39
    End of period                                                                                              $6.80
  Accumulation units outstanding
  at the end of period                                                                                          333

JNL/PIMCO Total Return Bond Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $12.09
    End of period                                                                                             $12.74
  Accumulation units outstanding
  at the end of period                                                                                         7,516

JNL/PPM America Balanced Division (m)
  Accumulation unit value:
    Beginning of period                                                                                       $16.53
    End of period                                                                                             $16.77
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/PPM America High Yield Bond Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $12.71
    End of period                                                                                             $12.64
  Accumulation units outstanding
  at the end of period                                                                                          973

JNL/PPM America Money Market Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $11.94
    End of period                                                                                             $12.64
  Accumulation units outstanding
  at the end of period                                                                                         3,669

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (o)
    End of period                                                                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (o)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (o)
    End of period                                                                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (o)

JNL/Putnam International Equity Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $11.55
    End of period                                                                                              $8.85
  Accumulation units outstanding
  at the end of period                                                                                         1,378

JNL/Putnam Midcap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                        $6.35
    End of period                                                                                              $4.84
  Accumulation units outstanding
  at the end of period                                                                                         4,186

JNL/Putnam Value Equity Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $17.72
    End of period                                                                                             $14.24
  Accumulation units outstanding
  at the end of the period                                                                                     1,705


JNL/Salomon Brothers Strategic Bond Division (l)
  Accumulation unit value:

    Beginning of period                                                                                       $14.49
    End of period                                                                                             $15.07
  Accumulation units outstanding
  at the end of the period                                                                                     1,079

JNL/Salomon Brothers U.S. Government & Quality Bond Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $13.45
    End of period                                                                                             $14.56
  Accumulation units outstanding
  at the end of period                                                                                        24,296

JNL/T. Rowe Price Established Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                       $16.74
    End of period                                                                                             $17.65
  Accumulation units outstanding
  at the end of period                                                                                         1,025

JNL/T. Rowe Price Mid-Cap Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $26.08
    End of period                                                                                             $20.09
  Accumulation units outstanding
  at the end of period                                                                                         1,288

JNL/T. Rowe Price Value Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $11.34
    End of period                                                                                              $8.94
  Accumulation units outstanding
  at the end of period                                                                                         3,032

JNL/S&P Aggressive Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                                        $9.69
    End of period                                                                                              $8.87
  Accumulation units outstanding
  at the end of period                                                                                         3,484

JNL/S&P Conservative Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                                       $10.30
    End of period                                                                                              $9.76
  Accumulation units outstanding
  at the end of period                                                                                         3,913

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                       N/A (o)
    End of period                                                                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (o)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                       N/A (o)
    End of period                                                                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (o)

JNL/S&P Moderate Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                       $10.85
    End of period                                                                                              $9.51
  Accumulation units outstanding
  at the end of period                                                                                        20,701

JNL/S&P Very Aggressive Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                                        $8.59
    End of period                                                                                              $8.31
  Accumulation units outstanding
  at the end of period                                                                                         1,366

JNL/S&P Core Index 50 Division (h)
  Accumulation unit value:
    Beginning of period                                                                                        $9.75
    End of period                                                                                              $7.69
  Accumulation units outstanding
  at the end of period                                                                                         7,868

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (o)
    End of period                                                                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (o)

JNL/S&P Core Index 100 Division (c)
  Accumulation unit value:
    Beginning of period                                                                                        $9.67
    End of period                                                                                              $8.50
  Accumulation units outstanding
  at the end of period                                                                                        16,277

JNL/Curian The DowSM 10 Division (c)
  Accumulation unit value:
    Beginning of period                                                                                        $9.06
    End of period                                                                                              $7.50
  Accumulation units outstanding
  at the end of period                                                                                        16,709

JNL/Curian The S&P(R) 10 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                        $8.45
    End of period                                                                                              $7.19
  Accumulation units outstanding
  at the end of period                                                                                        11,231

JNL/Curian The Global 15 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                        $7.81
    End of period                                                                                              $6.97
  Accumulation units outstanding
  at the end of period                                                                                        11,910

JNL/Curian 25 Division (n)
  Accumulation unit value:
    Beginning of period                                                                                        $9.13
    End of period                                                                                              $7.47
  Accumulation units outstanding
  at the end of period                                                                                        15,004

JNL/Curian Small-Cap Division (b)
  Accumulation unit value:
    Beginning of period                                                                                       $11.55
    End of period                                                                                             $11.16
  Accumulation units outstanding
  at the end of period                                                                                         7,514

JNL/Curian Communications Sector Fund (o)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian Consumer Brands Sector Fund (o)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian Energy Sector Fund (o)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian Financial Sector Fund (o)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (o)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Curian Technology Sector Fund (o)
  Accumulation unit value:
    Beginning of period                                                                                        N/A)
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

(a) Commencement of operations May 28, 2002.
(b) Commencement of operations July 15, 2002.
(c) Commencement of operations May 13, 2002.
(d) Commencement of operations July 5, 2002.
(e) Commencement of operations October 9, 2002.
(f) Commencement of operations July 1, 2002.
(g) Commencement of operations June 20, 2002.
(h) Commencement of operations May 20, 2002.
(i) Commencement of operations July 31, 2002.
(j) Commencement of operations September 23, 2002.
(k) Commencement of operations August 5, 2002.
(l) Commencement of operations May 17, 2002.
(m) Commencement of operations July 18, 2002.
(n) Commencement of operations June 17, 2002.
(o) These investment divisions had not commenced operations at December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.095% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 2%
COMBINATION DEATH BENEFIT AND 20% ADDITIONAL WITHDRAWAL AND PREMIUM CREDIT 2%
COMBINATION DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                 DECEMBER 31,
                                                                                         2002

JNL/AIM Large Cap Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $10.17
    End of period                                                                       $7.98
  Accumulation units outstanding
  at the end of period                                                                  5,578

JNL/AIM Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                                 $8.02
    End of period                                                                       $7.74
  Accumulation units outstanding
  at the end of period                                                                  5,956

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                 $8.44
    End of period                                                                       $8.23
  Accumulation units outstanding
  at the end of period                                                                  5,812

JNL/Alger Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $16.73
    End of period                                                                       $12.01
  Accumulation units outstanding
  at the end of period                                                                  2,468

JNL/Alliance Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                 $9.12
    End of period                                                                       $7.47
  Accumulation units outstanding
  at the end of period                                                                  5,997

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

JNL/Mellon Capital Management Bond Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                 $10.40
    End of period                                                                       $10.64
  Accumulation units outstanding
  at the end of period                                                                  2,296

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (i)
    End of period                                                                      N/A (i)
  Accumulation units outstanding
  at the end of period                                                                 N/A (i)

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

JNL/Eagle Core Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $16.16
    End of period                                                                       $12.78
  Accumulation units outstanding
  at the end of period                                                                  7,701

JNL/Eagle SmallCap Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $15.94
    End of period                                                                       $11.59
  Accumulation units outstanding
  at the end of period                                                                  3,042

JNL/Janus Aggressive Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $21.37
    End of period                                                                       $16.84
  Accumulation units outstanding
  at the end of period                                                                   287

JNL/Janus Balanced Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $9.05
    End of period                                                                       $8.27
  Accumulation units outstanding
  at the end of period                                                                  5,827

JNL/Janus Capital Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $16.43
    End of period                                                                       $12.80
  Accumulation units outstanding
  at the end of period                                                                   583

JNL/JPMorgan International Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                 $6.14
    End of period                                                                       $6.09
  Accumulation units outstanding
  at the end of period                                                                  6,476

JNL/Lazard Mid Cap Value Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $13.08
    End of period                                                                       $10.67
  Accumulation units outstanding
  at the end of period                                                                  7,564

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                 $11.09
    End of period                                                                       $9.09
  Accumulation units outstanding
  at the end of period                                                                  7,521

JNL/Oppenheimer Global Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $9.13
    End of period                                                                       $6.95
  Accumulation units outstanding
  at the end of period                                                                  4,327

JNL/Oppenheimer Growth Division (n)
  Accumulation unit value:
    Beginning of period                                                                 $7.12
    End of period                                                                       $6.79
  Accumulation units outstanding
  at the end of period                                                                   920

JNL/PIMCO Total Return Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                 $12.08
    End of period                                                                       $12.69
  Accumulation units outstanding
  at the end of period                                                                  22,994

JNL/PPM America Balanced Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $18.17
    End of period                                                                       $16.66
  Accumulation units outstanding
  at the end of period                                                                  4,116

JNL/PPM America High Yield Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $12.64
    End of period                                                                       $12.56
  Accumulation units outstanding
  at the end of period                                                                  16,391

JNL/PPM America Money Market Division (o)
  Accumulation unit value:
    Beginning of period                                                                 $11.81
    End of period                                                                       $11.78
  Accumulation units outstanding
  at the end of period                                                                  2,523

JNL/PPM America Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                 $11.23
    End of period                                                                       $10.91
  Accumulation units outstanding
  at the end of period                                                                  1,135

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                N/A (i)
    End of period                                                                      N/A (i)
  Accumulation units outstanding
  at the end of period                                                                 N/A (i)

JNL/Putnam International Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                 $9.01
    End of period                                                                       $8.79
  Accumulation units outstanding
  at the end of period                                                                  8,505

JNL/Putnam Midcap Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $6.51
    End of period                                                                       $4.83
  Accumulation units outstanding
  at the end of period                                                                    0

JNL/Putnam Value Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $17.61
    End of period                                                                       $14.14
  Accumulation units outstanding
  at the end of the period                                                               305


JNL/Salomon Brothers Strategic Bond Division (m)
  Accumulation unit value:

    Beginning of period                                                                 $14.41
    End of period                                                                       $14.97
  Accumulation units outstanding
  at the end of the period                                                              2,486

JNL/Salomon Brothers U.S. Government & Quality Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                 $13.41
    End of period                                                                       $14.46
  Accumulation units outstanding
  at the end of period                                                                  6,593

JNL/T. Rowe Price Established Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                 $21.78
    End of period                                                                       $17.53
  Accumulation units outstanding
  at the end of period                                                                  4,819

JNL/T. Rowe Price Mid-Cap Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $25.92
    End of period                                                                       $19.96
  Accumulation units outstanding
  at the end of period                                                                  5,074

JNL/T. Rowe Price Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                 $11.26
    End of period                                                                       $8.92
  Accumulation units outstanding
  at the end of period                                                                  13,561

JNL/S&P Aggressive Growth Division I (m)
  Accumulation unit value:
    Beginning of period                                                                 $10.88
    End of period                                                                       $8.84
  Accumulation units outstanding
  at the end of period                                                                  12,660

JNL/S&P Conservative Growth Division I (m)
  Accumulation unit value:
    Beginning of period                                                                 $10.77
    End of period                                                                       $9.72
  Accumulation units outstanding
  at the end of period                                                                  10,828

JNL/S&P Equity Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                 $10.14
    End of period                                                                       $7.94
  Accumulation units outstanding
  at the end of period                                                                   642

JNL/S&P Equity Growth Division I (m)
  Accumulation unit value:
    Beginning of period                                                                 $10.03
    End of period                                                                       $7.79
  Accumulation units outstanding
  at the end of period                                                                  5,161

JNL/S&P Moderate Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                 $10.96
    End of period                                                                       $9.47
  Accumulation units outstanding
  at the end of period                                                                  10,063

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                N/A (i)
    End of period                                                                      N/A (i)
  Accumulation units outstanding
  at the end of period                                                                 N/A (i)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                N/A (i)
    End of period                                                                      N/A (i)
  Accumulation units outstanding
  at the end of period                                                                 N/A (i)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                N/A (i)
    End of period                                                                      N/A (i)
  Accumulation units outstanding
  at the end of period                                                                 N/A (i)

JNL/S&P Core Index 100 Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $9.85
    End of period                                                                       $8.49
  Accumulation units outstanding
  at the end of period                                                                   978

JNL/Curian The DowSM 10 Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $9.22
    End of period                                                                       $7.47
  Accumulation units outstanding
  at the end of period                                                                  2,848

JNL/Curian The S&P(R) 10 Division (c)
  Accumulation unit value:
    Beginning of period                                                                 $7.30
    End of period                                                                       $7.17
  Accumulation units outstanding
  at the end of period                                                                   839

JNL/Curian The Global 15 Division (c)
  Accumulation unit value:
    Beginning of period                                                                 $7.17
    End of period                                                                       $6.95
  Accumulation units outstanding
  at the end of period                                                                   854

JNL/Curian 25 Division (c)
  Accumulation unit value:
    Beginning of period                                                                 $7.48
    End of period                                                                       $7.45
  Accumulation units outstanding
  at the end of period                                                                   818

JNL/Curian Small-Cap Division (c)
  Accumulation unit value:
    Beginning of period                                                                 $11.10
    End of period                                                                       $11.13
  Accumulation units outstanding
  at the end of period                                                                   551

JNL/Curian Communications Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

JNL/Curian Consumer Brands Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

JNL/Curian Energy Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

JNL/Curian Financial Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

JNL/Curian Technology Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                  N/A)
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

(a) Commencement of operations November 15, 2002.
(b) Commencement of operations June 17, 2002.
(c) Commencement of operations December 9, 2002.
(d) Commencement of operations June 4, 2002.
(e) Commencement of operations August 29, 2002.
(f) Commencement of operations December 16, 2002.
(g) Commencement of operations November 18, 2002.
(h) Commencement of operations May 16, 2002.
(i) These investment divisions had not commenced operations as of December 31, 2002.
(j) Commencement of operations November 21, 2002.
(k) Commencement of operations November 8, 2002.
(l) Commencement of operations October 15, 2002.
(m) Commencement of operations May 17, 2002.
(n) Commencement of operations September 23, 2002.
(o) Commencement of operations November 4, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.12% (INCLUDES COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND
  PREMIUM CREDIT 3%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                      DECEMBER 31,
                                                                                                              2002

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Alger Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $16.04
    End of period                                                                                            $11.99
  Accumulation units outstanding
  at the end of period                                                                                         415

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Eagle Core Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $15.72
    End of period                                                                                            $12.76
  Accumulation units outstanding
  at the end of period                                                                                        1,053

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $13.91
    End of period                                                                                            $11.57
  Accumulation units outstanding
  at the end of period                                                                                         361

JNL/Janus Aggressive Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $20.73
    End of period                                                                                            $16.80
  Accumulation units outstanding
  at the end of period                                                                                         321

JNL/Janus Balanced Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Lazard Mid Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $12.24
    End of period                                                                                            $10.65
  Accumulation units outstanding
  at the end of period                                                                                         770

JNL/Lazard Small Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $11.57
    End of period                                                                                             $9.07
  Accumulation units outstanding
  at the end of period                                                                                        1,017

JNL/Oppenheimer Global Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $8.30
    End of period                                                                                             $6.95
  Accumulation units outstanding
  at the end of period                                                                                        1,131

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/PIMCO Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $12.19
    End of period                                                                                            $12.68
  Accumulation units outstanding
  at the end of period                                                                                        1,349

JNL/PPM America Balanced Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $18.04
    End of period                                                                                            $16.63
  Accumulation units outstanding
  at the end of period                                                                                         369

JNL/PPM America High Yield Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $12.49
    End of period                                                                                            $12.54
  Accumulation units outstanding
  at the end of period                                                                                        1,036

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Putnam Value Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $16.13
    End of period                                                                                            $14.12
  Accumulation units outstanding
  at the end of the period                                                                                     871


JNL/Salomon Brothers Strategic Bond Division
  Accumulation unit value:

    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                                   N/A (b)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/T. Rowe Price Established Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $21.21
    End of period                                                                                            $17.50
  Accumulation units outstanding
  at the end of period                                                                                         314

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $25.22
    End of period                                                                                            $19.92
  Accumulation units outstanding
  at the end of period                                                                                         470

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Curian The DowSM 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                                       $9.11
    End of period                                                                                             $7.47
  Accumulation units outstanding
  at the end of period                                                                                        1,300

JNL/Curian The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Curian The Global 15 Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Curian 25 Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Curian Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Curian Communications Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Consumer Brands Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Energy Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Financial Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Curian Technology Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                                       N/A)
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

(a) Commencement of operations May 28, 2002.
(b) These investment divisions had not commenced operations as of December 31, 2002.
(c) Commencement of operations June 20, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.145% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGS PROTECTION AND PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
PREMIUM CREDIT 2% AND 20% ADDITIONAL WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                 DECEMBER 31,
                                                                                                         2002

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/AIM Small Cap Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                 $7.24
    End of period                                                                                       $8.23
  Accumulation units outstanding
  at the end of period                                                                                  2,120

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Mellon Capital Management Bond Index Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $10.38
    End of period                                                                                       $10.63
  Accumulation units outstanding
  at the end of period                                                                                  16,587

JNL/Mellon Capital Management International Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $8.76
    End of period                                                                                       $8.46
  Accumulation units outstanding
  at the end of period                                                                                   138

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/Eagle SmallCap Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                                 $11.00
    End of period                                                                                       $11.55
  Accumulation units outstanding
  at the end of period                                                                                   171

JNL/Janus Aggressive Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                 $18.07
    End of period                                                                                       $16.77
  Accumulation units outstanding
  at the end of period                                                                                   993

JNL/Janus Balanced Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $8.25
    End of period                                                                                       $8.26
  Accumulation units outstanding
  at the end of period                                                                                    0

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/Lazard Mid Cap Value Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $13.06
    End of period                                                                                       $10.64
  Accumulation units outstanding
  at the end of period                                                                                  3,964

JNL/Lazard Small Cap Value Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $11.87
    End of period                                                                                       $9.06
  Accumulation units outstanding
  at the end of period                                                                                  4,720

JNL/Oppenheimer Global Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                 $6.53
    End of period                                                                                       $6.96
  Accumulation units outstanding
  at the end of period                                                                                   124

JNL/Oppenheimer Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $7.28
    End of period                                                                                       $6.79
  Accumulation units outstanding
  at the end of period                                                                                   266

JNL/PIMCO Total Return Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                                 $12.09
    End of period                                                                                       $12.66
  Accumulation units outstanding
  at the end of period                                                                                  2,736

JNL/PPM America Balanced Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $18.11
    End of period                                                                                       $16.60
  Accumulation units outstanding
  at the end of period                                                                                  4,362

JNL/PPM America High Yield Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                                 $12.03
    End of period                                                                                       $12.51
  Accumulation units outstanding
  at the end of period                                                                                  1,879

JNL/PPM America Money Market Division (m)
  Accumulation unit value:
    Beginning of period                                                                                 $11.81
    End of period                                                                                       $11.74
  Accumulation units outstanding
  at the end of period                                                                                  5,110

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/Putnam Equity Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $16.95
    End of period                                                                                       $13.64
  Accumulation units outstanding
  at the end of period                                                                                  2,109

JNL/Putnam International Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                                 $10.64
    End of period                                                                                       $8.76
  Accumulation units outstanding
  at the end of period                                                                                   888

JNL/Putnam Midcap Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                 $4.84
    End of period                                                                                       $4.83
  Accumulation units outstanding
  at the end of period                                                                                   125

JNL/Putnam Value Equity Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $17.55
    End of period                                                                                       $14.09
  Accumulation units outstanding
  at the end of the period                                                                              6,034


JNL/Salomon Brothers Strategic Bond Division (m)
  Accumulation unit value:

    Beginning of period                                                                                 $14.10
    End of period                                                                                       $14.91
  Accumulation units outstanding
  at the end of the period                                                                               398

JNL/Salomon Brothers U.S. Government & Quality Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $13.59
    End of period                                                                                       $14.41
  Accumulation units outstanding
  at the end of period                                                                                  35,559

JNL/T. Rowe Price Established Growth Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $21.90
    End of period                                                                                       $17.47
  Accumulation units outstanding
  at the end of period                                                                                  6,064

JNL/T. Rowe Price Mid-Cap Growth Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $25.83
    End of period                                                                                       $19.88
  Accumulation units outstanding
  at the end of period                                                                                  2,757

JNL/T. Rowe Price Value Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $11.30
    End of period                                                                                       $8.91
  Accumulation units outstanding
  at the end of period                                                                                  7,590

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/S&P Conservative Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                                 $10.74
    End of period                                                                                       $9.70
  Accumulation units outstanding
  at the end of period                                                                                  20,607

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/S&P Equity Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                                 $7.78
    End of period                                                                                       $7.77
  Accumulation units outstanding
  at the end of period                                                                                  2,511

JNL/S&P Moderate Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                                 $10.56
    End of period                                                                                       $9.45
  Accumulation units outstanding
  at the end of period                                                                                  21,956

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/Curian The DowSM 10 Division (d)
  Accumulation unit value:
    Beginning of period                                                                                 $7.67
    End of period                                                                                       $7.46
  Accumulation units outstanding
  at the end of period                                                                                  5,032

JNL/Curian The S&P(R) 10 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $7.38
    End of period                                                                                       $7.15
  Accumulation units outstanding
  at the end of period                                                                                  1,689

JNL/Curian The Global 15 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $7.25
    End of period                                                                                       $6.94
  Accumulation units outstanding
  at the end of period                                                                                   196

JNL/Curian 25 Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $7.38
    End of period                                                                                       $7.43
  Accumulation units outstanding
  at the end of period                                                                                  3,477

JNL/Curian Small-Cap Division (m)
  Accumulation unit value:
    Beginning of period                                                                                 $12.42
    End of period                                                                                       $11.11
  Accumulation units outstanding
  at the end of period                                                                                   772

JNL/Curian Communications Sector Fund (k)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Consumer Brands Sector Fund (k)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Energy Sector Fund (k)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Financial Sector Fund (k)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (k)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Curian Technology Sector Fund (k)
  Accumulation unit value:
    Beginning of period                                                                                  N/A)
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

(a) Commencement of operations November 19, 2002.
(b) Commencement of operations November 22, 2002.
(c) Commencement of operations November 4, 2002.
(d) Commencement of operations August 23, 2002.
(e) Commencement of operations November 6, 2002.
(f) Commencement of operations August 20, 2002.
(g) Commencement of operations December 19, 2002.
(h) Commencement of operations November 12, 2002.
(i) Commencement of operations June 4, 2002.
(j) Commencement of operations June 28, 2002.
(k) These investment divisions had not commenced operations as of December 31, 2002.
(l) Commencement of operations October 7, 2002.
(m) Commencement of operations July 8, 2002.
(n) Commencement of operations December 16, 2002.
(o) Commencement of operations September 26, 2002.
(p) Commencement of operations May 17, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.16% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 4%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND EARNING PROTECTION AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                    $9.81
    End of period                                                                          $7.97
  Accumulation units outstanding
  at the end of period                                                                     2,644

JNL/AIM Premier Equity II Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.32
    End of period                                                                          $7.73
  Accumulation units outstanding
  at the end of period                                                                     1,326

JNL/AIM Small Cap Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.98
    End of period                                                                          $8.22
  Accumulation units outstanding
  at the end of period                                                                      741

JNL/Alger Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $15.75
    End of period                                                                         $11.96
  Accumulation units outstanding
  at the end of period                                                                     3,581

JNL/Alliance Capital Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.82
    End of period                                                                          $7.45
  Accumulation units outstanding
  at the end of period                                                                     1,383

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Mellon Capital Management Bond Index Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.95
    End of period                                                                         $10.63
  Accumulation units outstanding
  at the end of period                                                                     5,567

JNL/Mellon Capital Management International Index Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $10.41
    End of period                                                                          $8.46
  Accumulation units outstanding
  at the end of period                                                                     2,710

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Eagle Core Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $16.10
    End of period                                                                         $12.73
  Accumulation units outstanding
  at the end of period                                                                     2,876

JNL/Eagle SmallCap Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $15.88
    End of period                                                                         $11.54
  Accumulation units outstanding
  at the end of period                                                                     1,400

JNL/Janus Aggressive Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                   $19.58
    End of period                                                                         $16.75
  Accumulation units outstanding
  at the end of period                                                                      196

JNL/Janus Balanced Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.04
    End of period                                                                          $8.26
  Accumulation units outstanding
  at the end of period                                                                     4,099

JNL/Janus Capital Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $16.19
    End of period                                                                         $12.74
  Accumulation units outstanding
  at the end of period                                                                     4,814

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (i)
    End of period                                                                         N/A (i)
  Accumulation units outstanding
  at the end of period                                                                    N/A (i)

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $13.02
    End of period                                                                         $10.63
  Accumulation units outstanding
  at the end of period                                                                    10,164

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $12.02
    End of period                                                                          $9.06
  Accumulation units outstanding
  at the end of period                                                                     8,404

JNL/Oppenheimer Global Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.12
    End of period                                                                          $6.95
  Accumulation units outstanding
  at the end of period                                                                     1,129

JNL/Oppenheimer Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                    $6.92
    End of period                                                                          $6.79
  Accumulation units outstanding
  at the end of period                                                                      90

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $12.03
    End of period                                                                         $12.65
  Accumulation units outstanding
  at the end of period                                                                    11,063

JNL/PPM America Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $17.96
    End of period                                                                         $16.58
  Accumulation units outstanding
  at the end of period                                                                      536

JNL/PPM America High Yield Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $12.63
    End of period                                                                         $12.50
  Accumulation units outstanding
  at the end of period                                                                     3,269

JNL/PPM America Money Market Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $11.78
    End of period                                                                         $11.73
  Accumulation units outstanding
  at the end of period                                                                    10,587

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (i)
    End of period                                                                         N/A (i)
  Accumulation units outstanding
  at the end of period                                                                    N/A (i)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (i)
    End of period                                                                         N/A (i)
  Accumulation units outstanding
  at the end of period                                                                    N/A (i)

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (i)
    End of period                                                                         N/A (i)
  Accumulation units outstanding
  at the end of period                                                                    N/A (i)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (i)
    End of period                                                                         N/A (i)
  Accumulation units outstanding
  at the end of period                                                                    N/A (i)

JNL/Putnam Value Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $17.30
    End of period                                                                         $14.07
  Accumulation units outstanding
  at the end of the period                                                                 6,387


JNL/Salomon Brothers Strategic Bond Division (a)
  Accumulation unit value:

    Beginning of period                                                                   $14.35
    End of period                                                                         $14.89
  Accumulation units outstanding
  at the end of the period                                                                 3,426

JNL/Salomon Brothers U.S. Government & Quality Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $13.41
    End of period                                                                         $14.39
  Accumulation units outstanding
  at the end of period                                                                    57,901

JNL/T. Rowe Price Established Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $21.88
    End of period                                                                         $17.45
  Accumulation units outstanding
  at the end of period                                                                      774

JNL/T. Rowe Price Mid-Cap Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $25.80
    End of period                                                                         $19.86
  Accumulation units outstanding
  at the end of period                                                                     2,625

JNL/T. Rowe Price Value Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $11.30
    End of period                                                                          $8.90
  Accumulation units outstanding
  at the end of period                                                                     2,351

JNL/S&P Aggressive Growth Division I (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.85
    End of period                                                                          $8.81
  Accumulation units outstanding
  at the end of period                                                                     3,963

JNL/S&P Conservative Growth Division I (o)
  Accumulation unit value:
    Beginning of period                                                                   $10.66
    End of period                                                                          $9.69
  Accumulation units outstanding
  at the end of period                                                                    81,492

JNL/S&P Equity Aggressive Growth Division I (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.18
    End of period                                                                          $7.92
  Accumulation units outstanding
  at the end of period                                                                     3,740

JNL/S&P Equity Growth Division I (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.01
    End of period                                                                          $7.77
  Accumulation units outstanding
  at the end of period                                                                     4,040

JNL/S&P Moderate Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.70
    End of period                                                                          $9.44
  Accumulation units outstanding
  at the end of period                                                                    28,570

JNL/S&P Very Aggressive Growth Division I (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.61
    End of period                                                                          $8.25
  Accumulation units outstanding
  at the end of period                                                                     1,492

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (i)
    End of period                                                                         N/A (i)
  Accumulation units outstanding
  at the end of period                                                                    N/A (i)

JNL/S&P Core Index 75 Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.83
    End of period                                                                          $8.08
  Accumulation units outstanding
  at the end of period                                                                     2,759

JNL/S&P Core Index 100 Division (a)
  Accumulation unit value:
    Beginning of period                                                                    $9.66
    End of period                                                                          $8.49
  Accumulation units outstanding
  at the end of period                                                                    11,266

JNL/Curian The DowSM 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                    $9.02
    End of period                                                                          $7.46
  Accumulation units outstanding
  at the end of period                                                                    22,624

JNL/Curian The S&P(R) 10 Division (c)
  Accumulation unit value:
    Beginning of period                                                                    $9.68
    End of period                                                                          $7.15
  Accumulation units outstanding
  at the end of period                                                                     5,320

JNL/Curian The Global 15 Division (c)
  Accumulation unit value:
    Beginning of period                                                                    $8.80
    End of period                                                                          $6.94
  Accumulation units outstanding
  at the end of period                                                                     6,679

JNL/Curian 25 Division (c)
  Accumulation unit value:
    Beginning of period                                                                    $9.56
    End of period                                                                          $7.43
  Accumulation units outstanding
  at the end of period                                                                    19,069

JNL/Curian Small-Cap Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $15.08
    End of period                                                                         $11.10
  Accumulation units outstanding
  at the end of period                                                                     4,280

JNL/Curian Communications Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Consumer Brands Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Energy Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Financial Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Technology Sector Fund (i)
  Accumulation unit value:
    Beginning of period                                                                    N/A)
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

(a) Commencement of operations May 13, 2002.
(b) Commencement of operations May 6, 2002.
(c) Commencement of operations May 16, 2002.
(d) Commencement of operations May 2, 2002.
(e) Commencement of operations June 20, 2002.
(f) Commencement of operations October 4, 2002.
(g) Commencement of operations May 21, 2002.
(h) Commencement of operations August 1, 2002.
(i) These investment divisions had not commenced operations as of December 31, 2002.
(j) Commencement of operations July 8, 2002.
(k) Commencement of operations December 5, 2002.
(l) Commencement of operations June 19, 2002.
(m) Commencement of operations September 19, 2002.
(n) Commencement of operations November 11, 2002.
(o) Commencement of operations May 8, 2002.
(p) Commencement of operations June 10, 2002.
(q) Commencement of operations May 19, 2002.
(r) Commencement of operations May 17, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.26% (INCLUDES COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 4%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.17
    End of period                                                                          $7.96
  Accumulation units outstanding
  at the end of period                                                                     2,955

JNL/AIM Premier Equity II Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $10.26
    End of period                                                                          $7.72
  Accumulation units outstanding
  at the end of period                                                                     1,241

JNL/AIM Small Cap Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.97
    End of period                                                                          $8.21
  Accumulation units outstanding
  at the end of period                                                                     1,762

JNL/Alger Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $16.55
    End of period                                                                         $11.87
  Accumulation units outstanding
  at the end of period                                                                     1,254

JNL/Alliance Capital Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $9.53
    End of period                                                                          $7.41
  Accumulation units outstanding
  at the end of period                                                                     2,860

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Mellon Capital Management Bond Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.13
    End of period                                                                         $10.62
  Accumulation units outstanding
  at the end of period                                                                    11,145

JNL/Mellon Capital Management International Index Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.67
    End of period                                                                          $8.45
  Accumulation units outstanding
  at the end of period                                                                    15,103

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Eagle Core Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $15.81
    End of period                                                                         $12.65
  Accumulation units outstanding
  at the end of period                                                                    12,499

JNL/Eagle SmallCap Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $15.79
    End of period                                                                         $11.47
  Accumulation units outstanding
  at the end of period                                                                     8,555

JNL/Janus Aggressive Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $21.12
    End of period                                                                         $16.63
  Accumulation units outstanding
  at the end of period                                                                      572

JNL/Janus Balanced Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.02
    End of period                                                                          $8.23
  Accumulation units outstanding
  at the end of period                                                                     4,112

JNL/Janus Capital Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $16.24
    End of period                                                                         $12.64
  Accumulation units outstanding
  at the end of period                                                                     1,517

JNL/JPMorgan International Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $6.04
    End of period                                                                          $6.04
  Accumulation units outstanding
  at the end of period                                                                      310

JNL/Lazard Mid Cap Value Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $12.99
    End of period                                                                         $10.58
  Accumulation units outstanding
  at the end of period                                                                     9,524

JNL/Lazard Small Cap Value Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $11.82
    End of period                                                                          $9.01
  Accumulation units outstanding
  at the end of period                                                                     8,943

JNL/Oppenheimer Global Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.11
    End of period                                                                          $6.93
  Accumulation units outstanding
  at the end of period                                                                     5,575

JNL/Oppenheimer Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $8.53
    End of period                                                                          $6.78
  Accumulation units outstanding
  at the end of period                                                                     3,085

JNL/PIMCO Total Return Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $12.04
    End of period                                                                         $12.59
  Accumulation units outstanding
  at the end of period                                                                    38,876

JNL/PPM America Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $17.31
    End of period                                                                         $16.45
  Accumulation units outstanding
  at the end of period                                                                    17,989

JNL/PPM America High Yield Bond Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $12.49
    End of period                                                                         $12.41
  Accumulation units outstanding
  at the end of period                                                                    12,902

JNL/PPM America Money Market Division  (r)
  Accumulation unit value:
    Beginning of period                                                                   $11.73
    End of period                                                                         $11.64
  Accumulation units outstanding
  at the end of period                                                                    12,014

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (j)
    End of period                                                                         N/A (j)
  Accumulation units outstanding
  at the end of period                                                                    N/A (j)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (j)
    End of period                                                                         N/A (j)
  Accumulation units outstanding
  at the end of period                                                                    N/A (j)

JNL/Putnam International Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $11.35
    End of period                                                                          $8.68
  Accumulation units outstanding
  at the end of period                                                                     1,703

JNL/Putnam Midcap Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $6.52
    End of period                                                                          $4.81
  Accumulation units outstanding
  at the end of period                                                                     7,001

JNL/Putnam Value Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $17.41
    End of period                                                                         $13.97
  Accumulation units outstanding
  at the end of the period                                                                 9,264


JNL/Salomon Brothers Strategic Bond Division (i)
  Accumulation unit value:

    Beginning of period                                                                   $13.95
    End of period                                                                         $14.78
  Accumulation units outstanding
  at the end of the period                                                                 6,804

JNL/Salomon Brothers U.S. Government & Quality Bond Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $13.22
    End of period                                                                         $14.28
  Accumulation units outstanding
  at the end of period                                                                    34,516

JNL/T. Rowe Price Established Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $19.09
    End of period                                                                         $17.31
  Accumulation units outstanding
  at the end of period                                                                     8,443

JNL/T. Rowe Price Mid-Cap Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $25.21
    End of period                                                                         $19.71
  Accumulation units outstanding
  at the end of period                                                                     5,739

JNL/T. Rowe Price Value Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $11.06
    End of period                                                                          $8.88
  Accumulation units outstanding
  at the end of period                                                                    26,115

JNL/S&P Aggressive Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                   $10.76
    End of period                                                                          $8.77
  Accumulation units outstanding
  at the end of period                                                                     9,117

JNL/S&P Conservative Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                   $10.64
    End of period                                                                          $9.65
  Accumulation units outstanding
  at the end of period                                                                    50,843

JNL/S&P Equity Aggressive Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                   $10.08
    End of period                                                                          $7.88
  Accumulation units outstanding
  at the end of period                                                                     2,761

JNL/S&P Equity Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                    $9.90
    End of period                                                                          $7.73
  Accumulation units outstanding
  at the end of period                                                                    18,678

JNL/S&P Moderate Growth Division I (q)
  Accumulation unit value:
    Beginning of period                                                                   $10.66
    End of period                                                                          $9.40
  Accumulation units outstanding
  at the end of period                                                                    114,892

JNL/S&P Very Aggressive Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                   $10.51
    End of period                                                                          $8.21
  Accumulation units outstanding
  at the end of period                                                                     1,646

JNL/S&P Core Index 50 Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $9.74
    End of period                                                                          $7.67
  Accumulation units outstanding
  at the end of period                                                                    13,621

JNL/S&P Core Index 75 Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $9.66
    End of period                                                                          $8.07
  Accumulation units outstanding
  at the end of period                                                                     1,644

JNL/S&P Core Index 100 Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $9.71
    End of period                                                                          $8.47
  Accumulation units outstanding
  at the end of period                                                                    79,351

JNL/Curian The DowSM 10 Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $8.88
    End of period                                                                          $7.43
  Accumulation units outstanding
  at the end of period                                                                    29,155

JNL/Curian The S&P(R) 10 Division (c)
  Accumulation unit value:
    Beginning of period                                                                    $9.26
    End of period                                                                          $7.13
  Accumulation units outstanding
  at the end of period                                                                    26,507

JNL/Curian The Global 15 Division (b)
  Accumulation unit value:
    Beginning of period                                                                    $8.11
    End of period                                                                          $6.91
  Accumulation units outstanding
  at the end of period                                                                    19,941

JNL/Curian 25 Division (b)
  Accumulation unit value:
    Beginning of period                                                                    $9.05
    End of period                                                                          $7.40
  Accumulation units outstanding
  at the end of period                                                                    34,391

JNL/Curian Small-Cap Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $13.29
    End of period                                                                         $11.06
  Accumulation units outstanding
  at the end of period                                                                    14,164

JNL/Curian Communications Sector Fund (j)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Consumer Brands Sector Fund (j)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Energy Sector Fund (j)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Financial Sector Fund (j)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (j)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Curian Technology Sector Fund (j)
  Accumulation unit value:
    Beginning of period                                                                    N/A)
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

(a) Commencement of operations May 20, 2002.
(b) Commencement of operations  June 21, 2002.
(c) Commencement of operations June 20, 2002.
(d) Commencement  of operations December 31, 2002.
(e) Commencement of operations June 28, 2002.
(f) Commencement of operations June 25, 2002.
(g) Commencement of operations  July 1, 2002.
(h) Commencement of operations May 24, 2002.
(i) Commencement of  operations July 5, 2002.
(j) These investment divisions had not commenced operations as of December 31, 2002.
(k) Commencement of operations May 1, 2002.
(l) Commencement of operations May 23, 2002.
(m) Commencement of operations December 30, 2002.
(n) Commencement of operations June 7, 2002.
(o) Commencement of operations July 18, 2002.
(p) Commencement of operations May 14, 2002.
(q) Commencement of operations May 6, 2002.
(r) Commencement of operations May 17, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.295% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2% AND 20% ADDITIONAL WITHDRAWAL AND FIVE
  YEAR WITHDRAWAL CHARGE PERIOD
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 2%
  AND 20% ADDITIONAL WITHDRAWAL
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 2%
  AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% AND 20% ADDITIONAL
  WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                  DECEMBER 31,
                                                                                          2002

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $8.16
    End of period                                                                         $8.20
  Accumulation units outstanding
  at the end of period                                                                     10

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management Bond Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                  $10.30
    End of period                                                                        $10.62
  Accumulation units outstanding
  at the end of period                                                                     966

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Eagle Core Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                  $15.97
    End of period                                                                        $12.62
  Accumulation units outstanding
  at the end of period                                                                    1,314

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Janus Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $8.35
    End of period                                                                         $8.23
  Accumulation units outstanding
  at the end of period                                                                     739

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                  $10.47
    End of period                                                                        $10.56
  Accumulation units outstanding
  at the end of period                                                                     280

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.17
    End of period                                                                         $9.00
  Accumulation units outstanding
  at the end of period                                                                     310

JNL/Oppenheimer Global Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $6.92
    End of period                                                                         $6.93
  Accumulation units outstanding
  at the end of period                                                                     12

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/PIMCO Total Return Bond Division (g)
  Accumulation unit value:
    Beginning of period                                                                  $11.94
    End of period                                                                        $12.57
  Accumulation units outstanding
  at the end of period                                                                    1,983

JNL/PPM America Balanced Division (g)
 Accumulation unit value:
    Beginning of period                                                                  $17.92
    End of period                                                                        $16.41
  Accumulation units outstanding
  at the end of period                                                                    2,250

JNL/PPM America High Yield Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                  $11.67
    End of period                                                                        $12.37
  Accumulation units outstanding
  at the end of period                                                                    1,066

JNL/PPM America Money Market Division (g)
  Accumulation unit value:
    Beginning of period                                                                  $11.71
    End of period                                                                        $11.61
  Accumulation units outstanding
  at the end of period                                                                    1,209

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Putnam International Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $8.58
    End of period                                                                         $8.66
  Accumulation units outstanding
  at the end of period                                                                     10

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of the period                                                               N/A (f)


JNL/Salomon Brothers Strategic Bond Division (c)
  Accumulation unit value:

    Beginning of period                                                                  $13.87
    End of period                                                                        $14.74
  Accumulation units outstanding
  at the end of the period                                                                1,006

JNL/Salomon Brothers U.S. Government & Quality Bond Division (g)
  Accumulation unit value:
    Beginning of period                                                                  $13.18
    End of period                                                                        $14.24
  Accumulation units outstanding
  at the end of period                                                                    4,102

JNL/T. Rowe Price Established Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                  $17.49
    End of period                                                                        $17.27
  Accumulation units outstanding
  at the end of period                                                                     697

JNL/T. Rowe Price Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                  $19.26
    End of period                                                                        $19.65
  Accumulation units outstanding
  at the end of period                                                                     148

JNL/T. Rowe Price Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $8.86
    End of period                                                                         $8.87
  Accumulation units outstanding
  at the end of period                                                                    1,443

JNL/S&P Aggressive Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                  $10.79
    End of period                                                                         $8.75
  Accumulation units outstanding
  at the end of period                                                                    2,495

JNL/S&P Conservative Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                  $10.68
    End of period                                                                         $9.63
  Accumulation units outstanding
  at the end of period                                                                    7,271

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/S&P Equity Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $7.99
    End of period                                                                         $7.72
  Accumulation units outstanding
  at the end of period                                                                   12,766

JNL/S&P Moderate Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                  $10.91
    End of period                                                                         $9.38
  Accumulation units outstanding
  at the end of period                                                                   16,942

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Curian The DowSM 10 Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $6.97
    End of period                                                                         $7.42
  Accumulation units outstanding
  at the end of period                                                                     817

JNL/Curian The S&P(R) 10 Division
 Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Curian The Global 15 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Curian 25 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Curian Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Curian Communications Sector Fund (f)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Consumer Brands Sector Fund (f)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Energy Sector Fund (f)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Financial Sector Fund (f)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (f)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Technology Sector Fund (f)
  Accumulation unit value:
    Beginning of period                                                                   N/A)
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

(a) Commencement of operations December 19, 2002.
(b) Commencement of operations September 17, 2002.
(c) Commencement of operations August 8, 2002.
(d) Commencement of operations September 17, 2002.
(e) Commencement of operations December 6, 2002.
(f) These investment divisions had not commenced operations at December 31, 2002.
(g) Commencement of operations May 17, 2002.
(h) Commencement of operations July 8, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.30% (INCLUDES COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION
AND 20% ADDITIONAL WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD) The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Curian S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian S&P 400 MidCap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Curian Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Eagle Core Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $15.84
    End of period                                                                         $12.61
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Janus Balanced Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/PIMCO Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $12.07
    End of period                                                                         $12.57
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/PPM America Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $17.66
    End of period                                                                         $16.40
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/PPM America Money Market Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $11.71
    End of period                                                                         $11.60
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of the period                                                               N/A (b)


JNL/Salomon Brothers Strategic Bond Division
  Accumulation unit value:

    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of the period                                                               N/A (b)

JNL/Salomon Brothers U.S. Government & Quality Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $13.22
    End of period                                                                         $14.24
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/S&P Aggressive Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $11.07
    End of period                                                                         $8.75
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/S&P Conservative Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.83
    End of period                                                                         $9.63
  Accumulation units outstanding
  at the end of period                                                                    1,782

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/S&P Moderate Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $11.09
    End of period                                                                         $9.38
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Curian The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Curian The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Curian The Global 15 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Curian 25 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Curian Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Curian Communications Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Consumer Brands Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Energy Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Financial Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Pharmaceutical/Healthcare Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Curian Technology Sector Fund (b)
  Accumulation unit value:
    Beginning of period                                                                    N/A)
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

(a) Commencement of operations April 3, 2002.
(b) These investment divisions had not commenced operations as of December 31, 2002.
(c) Commencement of operations April 24, 2002.
(d) Commencement of operations April 18, 2002.
(e) Commencement of operations March 20, 2002.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas the Contract offers 56 Investment Divisions and 7 Fixed Accounts although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision that indicated it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005 and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of $8,500 or 33 1/3% of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will be $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

          o    attains age 70 1/2,

          o    severs employment,

          o    dies, or

          o    suffers an unforeseeable financial emergency as defined in the regulations.


Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b)  is the net  asset  value  of the  Fund  share  held in the  Investment
          Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater than, less than, or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]




                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2003







JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003

__________________________________________________________________

Independent Auditors' Report                                                                    1



Consolidated Balance Sheets                                                                     2



Consolidated Income Statements                                                                  3



Consolidated Statements of Stockholder's Equity and Comprehensive Income                        4



Consolidated Statements of Cash Flows                                                           5



Notes to Consolidated Financial Statements                                                      6



                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed more fully in note 2 to the financial statements: effective January 1, 2001, Jackson National Life Insurance Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," and effective April 1, 2001, Jackson National Life Insurance Company adopted Emerging Issues Task Force Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."


/s/ KPMG LLP


Detroit, Michigan
January 30, 2004

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)


-------------------------------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31,
ASSETS                                                                            2003                2002
                                                                           ----------------------------------------
   Investments:
     Cash and short-term investments                                           $   1,255,559      $    5,121,400

     Investments available for sale, at fair value:
        Fixed maturities (amortized cost: 2003, $36,476,667; 2002,                38,657,265          35,168,706
       $33,975,596)
        Equities (cost: 2003, $264,263; 2002, $305,270)                              264,553             256,135
     Mortgage loans, net of allowance                                              5,505,914           4,442,681
     Policy loans                                                                    717,047             714,205
     Other invested assets                                                         1,916,691           1,476,724
                                                                           ----------------------------------------
         Total investments                                                        48,317,029          47,179,851

   Accrued investment income                                                         502,081             485,326
   Deferred acquisition costs                                                      1,836,333           1,941,876
   Reinsurance recoverable                                                           578,424             525,031
   Deferred income taxes                                                              24,814             276,770
   Value of acquired insurance, core deposits and goodwill                           129,294             151,273
   Income taxes receivable from Parent
                                                                                 8,625                -
   Other assets                                                                      134,861              74,793
   Variable annuity assets                                                         7,047,522           4,385,525
                                                                           ----------------------------------------
         Total assets                                                          $   58,578,983     $   55,020,445
                                                                           ========================================

LIABILITIES AND STOCKHOLDER'S EQUITY
   LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                  $   1,191,969      $    1,076,860
       Deposits on investment contracts                                           32,895,440          30,808,632
       Guaranteed investment contracts                                             1,837,104           2,607,408
     Trust instruments supported by funding agreements                             6,263,726           5,850,833
     Savings deposits                                                              1,115,550           1,045,830
     Notes and bank debt                                                             989,396           1,103,508
     Securities lending payable                                                      921,839           2,485,588
        Income taxes payable to Parent                                                     -              85,399
     Other liabilities                                                             1,815,684           1,754,629
     Variable annuity liabilities                                                  7,047,522           4,385,525
                                                                           ----------------------------------------
         Total liabilities                                                        54,078,230          51,204,212
                                                                           ----------------------------------------

     Minority interest                                                                98,505              66,228
                                                                           ----------------------------------------

   STOCKHOLDER'S EQUITY
     Common stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                           13,800              13,800
     Additional paid-in capital                                                    2,533,535           2,484,228
     Accumulated other comprehensive income, net of
       tax of $438,701 in 2003 and $242,573 in 2002                                  814,102             449,382
     Retained earnings                                                             1,040,811             802,595
                                                                           ----------------------------------------
         Total stockholder's equity                                                4,402,248           3,750,005
                                                                           ----------------------------------------
         Total liabilities and stockholder's equity                            $  58,578,983     $    55,020,445

                                                                           ========================================

          See accompanying notes to consolidated financial statements.


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------------


                                                                         YEARS ENDED DECEMBER 31,
                                                               2003                2002                2001
                                                          -----------------  ------------------  ------------------
REVENUES
   Premiums                                                 $      173,411     $      152,694      $      223,149


   Net investment income                                         2,723,744          2,655,675           2,562,766

   Net realized losses on investments                              (60,897)          (479,764)           (614,695)

   Risk management activity                                       (186,319)          (552,701)           (412,740)

   Fee income:
     Mortality charges                                             131,196            133,665             133,223
     Surrender charges                                              79,200             61,324              62,729
     Expense charges                                                22,720             18,795              15,947
     Variable annuity fees                                          79,600             66,069              75,483
     Net asset management fees                                      24,796             21,595              23,531
                                                          -----------------  ------------------  ------------------
   Total fee income                                                337,512            301,448             310,913
   Other income                                                     39,696             43,240              38,292
                                                          -----------------  ------------------  ------------------
     Total revenues                                              3,027,147          2,120,592           2,107,685
                                                          -----------------  ------------------  ------------------

BENEFITS AND EXPENSES
   Death benefits                                                  331,116            334,527             307,610
   Market value adjustment benefits                                 62,678             14,238               2,204
   Interest credited on deposit liabilities                      1,551,399          1,553,412           1,558,210
   Interest expense on trust instruments supported
      by funding agreements                                        131,792            144,619             184,010
   Interest expense on notes, bank debt and reverse
   repurchase
      Agreements                                                    52,217             66,885              81,522
   Increase (decrease) in reserves, net of reinsurance               4,534            (34,457)             20,442
   Commissions                                                     423,446            427,882             303,249
   General and administrative expenses                             287,815            272,388             279,514
   Deferral of policy acquisition costs                           (560,512)          (556,120)           (391,412)
   Amortization of acquisition costs:
     Attributable to operations                                    239,015            375,080             239,823
     Attributable to risk management activity                      (28,454)            (7,961)            (56,726)
     Attributable to net realized losses on investments             (2,106)           (43,215)            (58,402)
   Amortization of acquired insurance, core deposits and
      goodwill                                                      21,979             20,702              22,458
                                                          -----------------  ------------------  ------------------
     Total benefits and expenses                                 2,514,919          2,567,980           2,492,502
                                                          -----------------  ------------------  ------------------
     Pretax income (loss) before minority interest                 512,228           (447,388)           (384,817)
   Minority interest                                               (14,628)            21,539              47,046
                                                          -----------------  ------------------  ------------------
     Pretax income (loss)                                          497,600           (425,849)           (337,771)
   Federal income tax expense (benefit)                            174,184           (148,463)           (117,062)
                                                          -----------------  ------------------  ------------------
     Income (loss) before cumulative effect of changes in
       accounting principles                                       323,416           (277,386)           (220,709)
   Cumulative effect of changes in accounting principles                 -                  -            (199,866)
                                                          -----------------  ------------------  ------------------
     NET INCOME (LOSS)                                      $      323,416     $     (277,386)     $     (420,575)

                                                          =================  ==================  ==================

   Pro forma net loss assuming the changes in
      accounting principles are applied retroactively                                              $     (237,414)
                                                                                                 ==================

          See accompanying notes to consolidated financial statements.



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,
                                                           2003                 2002                  2001
                                                     -------------------  -------------------  --------------------

COMMON STOCK, BEGINNING AND END OF YEAR                $       13,800       $    13,800         $       13,800

                                                     -------------------  -------------------  --------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                           2,484,228            1,869,780            1,570,063
    Capital contributions                                      49,307              614,448              299,717
                                                     -------------------  -------------------  --------------------
End of year                                                 2,533,535            2,484,228            1,869,780
                                                     -------------------  -------------------  --------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             449,382              (13,077)            (427,088)
    Net unrealized investment gains, net of
       reclassification adjustment and net of
       tax of $196,128 in 2003; $249,302 in 2002
       and $223,243 in 2001                                   364,720              462,459              414,011
                                                     -------------------  -------------------  --------------------
End of year                                                   814,102              449,382              (13,077)
                                                     -------------------  -------------------  --------------------

RETAINED EARNINGS
Beginning of year                                             802,595            1,221,981            1,773,661
    Net income (loss)                                         323,416             (277,386)            (420,575)
    Dividends paid to stockholder                             (85,200)            (142,000)            (131,105)
                                                     -------------------  -------------------  --------------------
End of year                                                 1,040,811              802,595            1,221,981
                                                     -------------------  -------------------  --------------------

TOTAL STOCKHOLDER'S EQUITY                             $    4,402,248       $    3,750,005            $3,092,484
                                                     ===================  ===================  ====================



                                                                      YEARS ENDED DECEMBER 31,
                                                           2003                 2002                 2001
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)
Net income (loss)                                      $     323,416        $     (277,386)     $      (420,575)

Net unrealized holding gains arising during
       the period, net of tax of $154,863 in 2003;
$220,241                                                      288,084              408,489              293,951
       in 2002 and $158,596 in 2001
Reclassification adjustment for gains included in
       net income, net of tax of  $41,265 in 2003;             76,636               53,970              120,060
$29,061
       in 2002 and $64,647 in 2001
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)                            $      688,136       $      185,073      $        (6,564)
                                                     ===================  ===================  ==================


          See accompanying notes to consolidated financial statements.



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31,
                                                                   2003                2002               2001
                                                              ----------------    ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income (loss)                                          $     323,416       $    (277,386)     $    (420,575)

     Adjustments to reconcile net income (loss) to net cash
       provided by operating activities:
         Net realized losses on investments                            60,897             479,764            614,695
         Risk management activity                                     186,319             552,701            412,740
         Interest credited on deposit liabilities                   1,551,399           1,553,412          1,558,210
         Interest expense on trust instruments supported
           by funding agreements                                      131,792             144,619            184,010
         Other charges                                               (233,116)           (213,784)          (211,899)
         Amortization of discount and premium on investments          111,377             (33,979)            93,393
         Deferred income tax provision                                 55,828            (285,863)          (101,474)
         Change in:
              Accrued investment income                               (16,755)            (47,299)            42,563
              Deferred acquisition costs                             (352,056)           (232,216)          (269,153)
              Value of acquired insurance, core deposits and
                  goodwill                                             21,979              20,702             22,458
              Income taxes payable to Parent                          (64,717)            182,410            (27,032)
              Other assets and liabilities, net                       163,998             136,489             12,006
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                      1,940,361           1,979,570          1,909,942
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Sales of fixed maturities and equities available for sale     11,934,636           6,835,958          5,732,067
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities available for sale                        4,344,139           4,939,946          3,000,900
         Mortgage loans                                               447,125             792,097          1,273,431
        Purchases of:
         Fixed maturities and equities available for sale         (18,904,957)        (14,253,070)       (12,763,596)
             Mortgage loans                                        (1,503,846)         (1,037,256)          (773,815)
     Other investing activities                                    (1,868,359)            521,430           (699,498)
                                                              ----------------    ----------------   -----------------
       NET CASH USED BY INVESTING ACTIVITIES                       (5,551,262)         (2,200,895)        (4,230,511)
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
       Policyholders account balances:
         Deposits                                                   6,783,741           8,789,168          6,876,598
         Withdrawals                                               (5,377,602)         (5,699,339)        (4,856,448)
     Net transfers to separate accounts                            (1,523,759)           (295,315)          (468,993)
     Proceeds from notes and bank debt                                797,485             427,424          1,052,639
     Payments on notes and bank debt                                 (911,770)           (580,719)          (418,930)
     Increase in savings deposits                                      42,165             177,411             67,797
     Payment of cash dividends to Parent                              (85,200)           (142,000)          (131,105)
     Capital contribution                                              20,000             590,000            251,800
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES             (254,940)          3,266,630          2,373,358
                                                              ----------------    ----------------   -----------------

      NET INCREASE (DECREASE) IN CASH AND SHORT-TERM               (3,865,841)          3,045,305             52,789
INVESTMENTS

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  5,121,400           2,076,095          2,023,306
                                                              ----------------    ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                    $   1,255,559       $   5,121,400      $   2,076,095
                                                              ================    ================   =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products, including immediate, indexed and deferred fixed annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in all 50 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Hermitage Management LLC, an inactive advertising agency; Jackson National Asset Management, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer; JNL Thrift Holdings, Inc., a unitary thrift holding company; Curian Capital, LLC, a registered investment advisor; Jackson National Life (Bermuda) LTD, an insurance company; PPM America Special Investments Fund, L.P. ("SIF I"), PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"); Tuscany CDO, Limited ("Tuscany"); Alcona Funding LLC ("Alcona"); Berrien Funding LLC ("Berrien"); Calhoun Funding LLC ("Calhoun") and Piedmont Funding LLC. JNL has effective managerial control of the PPMA Funds. Accordingly, the PPMA Funds are consolidated in the accompanying financial statements. JNL effectively owns a 72.0% interest in SIF I, a 15.1% interest in CBO II and a 100% interest in Tuscany. The minority interest reflected in the accompanying consolidated financial statements reflects the interests of other parties in the PPMA Funds. Alcona, Berrien, Calhoun and Piedmont Funding LLC were established to invest in certain securities associated with an asset securitization transaction referenced in Note 4.

     JNL Thrift Holdings, Inc. wholly owns Jackson Federal Bank ("Jackson Federal"), a thrift headquartered in Southern California. In January 2004, JNL Thrift Holdings, Inc. was dissolved, with JNL becoming the direct parent of Jackson Federal.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income (loss).

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions as to future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 6) estimates related to recoverability of acquired insurance in force, core deposits and goodwill, establishment of loan loss reserves, liabilities for lawsuits and establishment of liability for state guaranty fund assessments.

     CHANGES IN ACCOUNTING PRINCIPLES
     Effective October 1, 2003, JNL adopted Derivatives Implementation Group Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments" ("DIG B36"). DIG B36 addresses questions related to embedded derivatives in modified coinsurance reinsurance treaties (where funds are withheld by the ceding company) and in debt instruments that incorporate credit risk exposures that are unrelated or partially related to

  2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     the creditworthiness of the obligor. Implementation of DIG B36 did not have a material impact on JNL's results of operations or financial position.

     Effective July 1, 2003, JNL adopted Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" ("FAS 150"). FAS 150 requires that companies with consolidated entities that will terminate by a specific date, such as limited-life partnerships, disclose the other owners' interests in those limited-life entities based on the fair values of the limited-life entities' assets. The adoption of FAS 150 did not have a material impact on JNL's results of operations or financial position.

     The PPMA Funds are limited life partnerships. Upon termination of the partnerships, the assets will be sold and proceeds distributed to the partners in accordance with their respective partnership interests. The assets of the PPMA Funds are marketable securities, which are carried at fair value, with an appropriate adjustment to minority interest, in the accompanying financial statements. Accordingly, the minority interest liability is reflected at fair value in the accompanying consolidated balance sheet.

     Effective January 31, 2003, JNL adopted the Financial Accounting Standards Board's ("FASB") Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), and effective December 31, 2003 JNL adopted FASB Interpretation No. 46 (revised December 2003) ("FIN 46R"). FIN 46R is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). FIN 46R provides guidance on how to identify a VIE and how an enterprise assesses its interests in a VIE. It also requires existing VIEs to be consolidated by their primary beneficiaries if the entities do not effectively disperse risks among the parties involved.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that consolidation of any interests in VIEs that would represent primary beneficial interests is not material to net income, assets, liabilities or financial position. The Company has also concluded that it has no significant variable interests in VIEs where it is not the primary beneficiary.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. The adoption of FAS 142 did not have a material impact on JNL's results of operations or financial position.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). FAS 144 supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets or for Long-Lived Assets to be Disposed of" ("FAS 121"), and Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB 30"). FAS 144 carries forward many of the provisions of FAS 121 and APB 30. In addition, FAS 144 does not apply to goodwill and other intangible assets that are not amortized. FAS 144 requires majority owned subsidiaries for which control is likely to be temporary to be consolidated. The adoption of FAS 144 did not have a material impact on JNL's results of operations or financial position.

     Effective April 1, 2001, JNL adopted Emerging Issues Task Force Issue No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The initial April 1, 2001 transitional loss adjustment totaling $32.8 million, net of reduced deferred acquisition cost amortization of $4.2 million and federal income tax benefit of $10.0 million, was recorded as a cumulative effect of a change in accounting principle.

  2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Effective January 1, 2001, JNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). FAS 133, as amended by Statements No. 137 and 138, establishes accounting and reporting standards for derivative instruments and for hedging activities. Under FAS 133, all derivative instruments, including certain derivative instruments embedded in other contracts, are recognized as either assets or liabilities in the balance sheet at their fair values, and changes in such fair values are recognized immediately in earnings unless specific hedging criteria are met. While the Company uses derivatives to hedge certain risks in conjunction with its asset/liability management program, JNL elected to not incur the costs of restructuring its derivative contracts, segregating investment portfolios and adding the systems and personnel required to qualify for much stricter hedge accounting treatment on an ongoing basis.

     Upon adoption in 2001, a gross transitional loss adjustment totaling $277.1 million, net of additional deferred acquisition cost amortization of $1.8 million and federal income tax benefit of $97.6 million, based on the aggregate fair value of the Company's derivative instruments as of January 1, 2001, was recorded as a cumulative effect of a change in accounting principle. Since adoption of FAS 133, earnings have reflected significantly increased volatility owing to fair value fluctuations on certain derivative instruments, particularly interest rate swaps, that are regularly used to manage risks associated with movements in interest rates. Changes in the fair value of derivative instruments are now reflected in income while the largely offsetting change in fair value of the Company's hedged investments will remain as an adjustment to equity in the balance sheet as unrealized gains and losses.

     A reconciliation of reported net income to adjusted net income is as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                          2003                2002                2001
                                                    -----------------   ------------------  ------------------
     Reported net income (loss)                       $       323,416     $     (277,386)     $    (420,575)

       Net income adjustment for FAS 133 and
           EITF 99-20                                           -                   -               181,264
     Goodwill amortization                                      -                   -                 2,918
     Tax effect of goodwill amortization                       -                    -
                                                                                                     (1,021)
                                                    -----------------   ------------------  ------------------
                                                    -----------------   ------------------  ------------------
       Pro forma net income (loss) assuming the
           changes in accounting principles are
           applied retroactively                      $       323,416     $     (277,386)     $    (237,414)
                                                    =================   ==================  ==================

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. All debt securities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of debt securities are reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less any allowance for loan losses.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Equities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. The cost basis of equities is reduced to estimated net realizable value for declines in fair value considered to be other than temporary. At December 31, 2003 and 2002, equities included investments in mutual funds of $89.4 million and $80.1 million, respectively, which support liabilities of the Company's non-qualified voluntary deferred compensation plans.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to provide for losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DETERMINATION OF FAIR VALUE FOR ILLIQUID DISTRESSED SECURITIES
     Prior to 2003, the Company used independently obtained estimates of fair value for all securities for which such values were available. With respect to certain illiquid distressed securities, these values were broker-provided quotes which may not generally be the best representation of fair value, considered to be a value obtainable in a transaction between willing parties. Effective January 1, 2003, fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values. Liquidation values for these illiquid distressed securities would generally be lower, and in many cases significantly lower, than internally derived fair values. As of December 31, 2003, the amortized cost and fair value of illiquid distressed securities valued internally was $52.1 million and $54.4 million, respectively.

     The refinement of estimated fair value of illiquid distressed securities has no impact on net income and increased comprehensive income in 2003 by $3.2 million, net of a $3.5 million change in deferred acquisition costs and $1.7 million in deferred federal income tax.

     DERIVATIVE FINANCIAL INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements and equity-linked annuities, issued by the Company, contain embedded derivatives as defined by FAS 133. The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swaps outstanding at December 31, 2003 and 2002 are used for hedging purposes. Interest rate swaps are included in other invested assets or other liabilities.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long duration interest rate swap at future exercise dates. The Company purchases and writes put-swaptions with maturities up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Put-swaptions purchased are included in other invested assets. Put-swaptions written are included in other liabilities.

     Equity index futures contracts and equity index call options, which are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities, are included in other invested assets. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Equity index swaps, in which the Company receives equity returns in exchange for short-term floating rate payments based on a notional amount, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $904.8 million at December 31, 2003 and $447.2 million at December 31, 2002 to reflect this change.

     During 2002, poor equity market performance lowered future expected profits on the variable annuity product line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities became impaired. During 2002, the asset was reduced through increased amortization compared to 2001 of approximately $128.3 million primarily due to the poor equity market performance. No such deferred acquisition cost asset impairments were required in 2003. However, further impairments or accelerated amortization of this deferred acquisition cost asset may result if future equity market returns are below assumed levels.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUE OF ACQUIRED INSURANCE, CORE DEPOSITS AND GOODWILL
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Goodwill and core deposit intangibles represent the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal, Highland Federal Bank ("Highland"), and the Fremont branch ("Fremont") acquired from Fremont Investment and Loan, located in California, in 2002. Fremont had total assets of $101.6 million and deposit liabilities of $103.2 million at the date of acquisition in 2002. For these acquisitions, the excess of the purchase price over the fair value of the assets acquired was allocated to goodwill and core deposit intangibles. The core deposit intangibles are amortized over 7 years. Beginning January 1, 2002, with the adoption of FAS 142, goodwill is no longer being amortized. Prior to 2002, goodwill was amortized over 15 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life Distributors, Inc. and JNL Thrift Holdings, Inc. file separate income tax returns. PPM America Special Investments Fund, L.P. and PPM America Special Investments CBO II, L.P. file as limited partnerships and pass through the appropriate portion of their income and deductions to their partners. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of JNL. The other entities are limited liability companies with all of their interests owned by JNL. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of JNL and not taxed separately. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for equity index-linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     JNL and Jackson National Life Funding, LLC established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Outstanding balances totaled $4.1 billion at both December 31, 2003 and 2002.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     JNL and Jackson National Life Global Funding established an initial $3 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The outstanding balances at December 31, 2003 and 2002 totaled $2.2 billion and $1.8 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $6,978.1 million and $4,339.9 million at December 31, 2003 and 2002, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $69.4 million and $45.6 million at December 31, 2003 and 2002, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     SAVINGS DEPOSITS
     Savings deposits are comprised of banking deposits held by Jackson Federal, and include demand deposits, passbook and statement savings, money market and certificates of deposit. Savings deposit liabilities are reported at the outstanding balance of the accounts.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required for fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, and beginning in 2003 for illiquid distressed securities, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, cannot be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values. Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values.

     EQUITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $5,882.7 million and $4,710.4 million at December 31, 2003 and 2002, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVES:
     Fair values are based on quoted market prices, estimates received from financial institutions or valuation models.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For equity-linked immediate and deferred annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of such annuities approximated $27.5 billion and $26.7 billion, respectively, at December 31, 2003 and $25.4 billion and $25.0 billion, respectively, at December 31, 2002.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $1.8 billion and $2.6 billion at December 31, 2003 and 2002, respectively.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $6.3 billion and $5.9 billion at December 31, 2003 and 2002, respectively.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SAVINGS DEPOSITS:
     Fair value of deposit accounts with no stated maturity (demand deposits, regular passbook and money market accounts) is equal to their carrying amounts. Fair value of certificates of deposit is based on the discounted value of contractual cash flows. The fair value approximated $1.1 billion at both December 31, 2003 and 2002.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

     NOTES AND BANK DEBT:
     Fair value of notes and bank debt is based on the present value of future cash flows at current interest rates.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $6.6 billion and $4.1 billion at December 31, 2003 and 2002, respectively.

4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2003, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2003, the carrying value of investments rated by the Company's investment advisor totaled $514.8 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                         PERCENT OF TOTAL
                                                         FIXED MATURITIES
        INVESTMENT RATING                                DECEMBER 31, 2003
                                                       ----------------------
                                                       ----------------------
        AAA                                                    16.0%
        AA                                                      5.9
        A                                                      26.2
        BBB                                                    44.2
                                                       ----------------------
                                                       ----------------------
            Investment grade                                   92.3
                                                       ----------------------
                                                       ----------------------
        BB                                                      5.3
        B and below                                             2.4
                                                       ----------------------
                                                       ----------------------
            Below investment grade                              7.7
                                                       ----------------------
                                                       ----------------------
            Total fixed maturities                            100.0%
                                                       ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $90.9 million and $100.7 million, respectively, at December 31, 2003. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2003 were $87.3 million and $96.0 million, respectively, and for the 12 months preceding December 31, 2002 were $134.6 million and $92.8 million, respectively.


4.   INVESTMENTS (CONTINUED)

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturities are as follows (in thousands):

                                                                    GROSS             GROSS
                                              AMORTIZED          UNREALIZED         UNREALIZED          FAIR
       DECEMBER 31, 2003                         COST               GAINS             LOSSES            VALUE
                                          ------------------- ------------------ ----------------- ------------------
          U.S. Treasury securities
                                            $         4,156     $        200       $         3       $      4,353

          U.S. Government agencies
               and foreign governments                1,837              330                 -              2,167

          Public utilities                        2,370,585          175,446             4,090          2,541,941
          Corporate securities
               and commercial loans              24,440,620        1,946,199           103,294         26,283,525
          Mortgage-backed securities              9,659,469          248,579            82,769          9,825,279
                                          ------------------- ------------------ ----------------- ------------------
               Total                        $    36,476,667     $  2,370,754       $   190,156       $ 38,657,265
                                          =================== ================== ================= ==================

                                                                   GROSS             GROSS
                                              AMORTIZED          UNREALIZED        UNREALIZED           FAIR
       DECEMBER 31, 2002                        COST               GAINS             LOSSES            VALUE
                                          ------------------- ------------------ ----------------- ------------------
          U.S. Treasury securities
                                            $         4,167     $        342       $    -            $      4,509

          U.S. Government agencies
               and foreign governments                2,726              415          -                     3,141

          Public utilities                        1,402,075           68,078            68,330          1,401,823
          Corporate securities
               and commercial loans              23,565,100        1,671,898           461,567         24,775,431
          Mortgage-backed securities              9,001,528          349,471           367,197          8,983,802
                                          ------------------- ------------------ ----------------- ------------------
               Total                        $   33,975,596      $  2,090,204       $   897,094       $ 35,168,706
                                           =================== ================== ================= ==================

     At December 31, 2003 and 2002, available for sale securities without a readily ascertainable market value having an amortized cost of $4,889.6 million and $4,655.2 million, respectively, had an estimated fair value of $5,197.8 million and $4,938.0 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

     Fixed maturities (in thousands):
                                                                  AMORTIZED
                                                                     COST           FAIR VALUE
                                                              ------------------------------------
     Due in 1 year or less                                      $   512,654       $     530,004

     Due after 1 year through 5 years                                                 5,869,333
                                                                  5,447,900
     Due after 5 years through 10 years                                              17,218,524
                                                                 15,932,528
     Due after 10 years through 20 years                                              3,205,658
                                                                  3,035,184
     Due after 20 years                                                               2,008,467
                                                                  1,888,932
     Mortgage-backed securities                                                       9,825,279
                                                                  9,659,469
                                                              ------------------------------------
          Total                                                 $36,476,667       $  38,657,265
                                                              ====================================

     Fixed maturities with a carrying value of $4.1 million and $3.5 million at December 31, 2003 and 2002 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

4.    INVESTMENTS (CONTINUED)

     As of December 31, 2003, the fair value and the amount of gross unrealized losses included in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                        LESS THAN 12 MONTHS        12 MONTHS OR LONGER                TOTAL
                                    ------------------------------------------------------------------------------------
                                    ------------------------------------------------------------------------------------
                                        GROSS                      GROSS                      GROSS
                                     UNREALIZED                  UNREALIZED                 UNREALIZED
                                       LOSSES      FAIR VALUE      LOSSES     FAIR VALUE      LOSSES       FAIR VALUE
                                    ------------- ------------- ------------ ------------- ------------- --------------
     Government securities            $        3   $      535     $       -    $       -     $        3    $       535


     Public utilities                      2,461        52,685        1,629       13,650          4,090         66,335
     Corporate securities
          and commercial loans            65,885     1,512,590       37,409      389,961        103,294      1,902,551
     Mortgage-backed securities           82,022     3,034,484          747        9,046         82,769      3,043,530
                                    ------------- ------------- ------------ ------------- ------------- --------------
                                    ------------- ------------- ------------ ------------- ------------- --------------
          Subtotal - fixed               150,371     4,600,294       39,785      412,657        190,156      5,012,951
     maturities
     Equities                              1,173        11,887       21,773       66,834         22,946         78,721
                                    ------------- ------------- ------------ ------------- ------------- --------------
                                    ------------- ------------- ------------ ------------- ------------- --------------
     Total temporarily impaired
          securities                    $151,544   $ 4,612,181    $  61,558    $ 479,491     $  213,102    $ 5,091,672
                                    ============= ============= ============ ============= ============= ==============

     To the extent unrealized losses are not due to changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized position, reasons for the decline in value and expectations for the amount and timing of a recovery in value.

     Assessments include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value for, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing abilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2003, 76.5% were investment grade, 7.0% were below investment grade and 16.5% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 37.8% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2003, the industries representing the larger unrealized losses included financial services (11.2% of fixed maturities gross unrealized losses) and industrial and manufacturing (11.2%). Other debt securities in an unrealized loss position are primarily asset-backed securities, including collateralized debt obligations. As of December 31, 2003, asset-backed other debt securities represented 6.3% of fixed maturities gross unrealized losses, including 3.1% related to collateralized debt obligations. The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2003.

     The amount of gross unrealized losses for fixed maturities in an unrealized loss position by maturity date of the fixed maturities as of December 31, 2003 are as follows (in thousands):


          Less than one year                         $         -
          One to five years                               (4,815)
          Five to ten years                              (40,312)
          More than ten years                            (62,260)
          Mortgage-backed securities                     (82,769)
                                                    ---------------
          Total gross unrealized losses                 $(190,156)
                                                    ===============

4.    INVESTMENTS (CONTINUED)

     MORTGAGE LOANS
     Mortgage loans, net of allowance for loan losses of $26.2 million and $33.1 million at December 31, 2003 and 2002, respectively, are as follows (in thousands):
                                              DECEMBER 31,
                                       2003                 2002
                                 -----------------    ------------------
           Residential           $        841,491     $         805,174

           Commercial                   4,664,423             3,637,507
                                 -----------------    ------------------
                Total            $      5,505,914     $       4,442,681
                                 =================    ==================

     At December 31, 2003, mortgage loans were collateralized by properties located in 44 states and Canada. Approximately 28.4% of the aggregate carrying value of the portfolio is secured by properties located in California.

     SECURITIZATIONS
     In November 2003, JNL executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, JNL contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. In accordance with the accounting treatment promulgated by Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," the transaction was recorded as a sale; however, JNL retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. JNL recognized a loss of approximately $100 thousand related to the sale, to third parties, of the entire most senior class of securities issued by Piedmont.

     In 2001, the Company received proceeds of $889.4 million from the transfer of certain fixed maturities to Tuscany in a securitized transaction. The fixed maturities transferred collateralize $900.0 million of notes issued by Tuscany. The Company retained $450.0 million of senior and subordinated notes and sold $450.0 million of senior notes to unrelated parties.

     In 2001, the Company received proceeds of $71.3 million and recognized a loss of $0.3 million from the sale of certain fixed maturities. The Company has retained an interest in the assets transferred as a result of its purchase of $71.3 million of notes issued by a separate special purpose trust formed in connection with the transaction. The investment return to the Company on the notes is tied to the performance of fixed maturities sold.

     In 2001, the Company received proceeds of $651.6 million and recognized a gain of $25.3 million from the sale of certain commercial mortgage loans in a securitization transaction. The Company retained interests in the securitization having a fair value of $63.0 million, based on quoted market prices. The gain recognized was determined by allocating the previous carrying amount between the assets sold and the interests retained based on their relative fair value at the date of transfer. While the retained interests are subordinate to those that were sold, there are no restrictions in connection with the assets retained. The fair value of interests retained is determined consistently with the Company's fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets include investments in 1) limited partnerships that total $821.1 million and $803.4 million at December 31, 2003 and 2002, respectively; 2) derivative instruments with positive fair values and 3) real estate. Limited partnership income (loss) recognized by the Company was $14.5 million, $(64.9) million and $(47.6) million in 2003, 2002 and 2001, respectively.

     The fair value of derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.


4.    INVESTMENTS (CONTINUED)

     A summary of the aggregate contractual or notional amounts and fair values for derivative instruments outstanding is as follows (in thousands):

                                                         DECEMBER 31, 2003
                                     OTHER INVESTED ASSETS                 OTHER LIABILITIES
                               ---------------------------------- ------------------------------------
                                   CONTRACTUAL/                       CONTRACTUAL/                           NET
                                    NOTIONAL           FAIR            NOTIONAL            FAIR             FAIR
                                     AMOUNT           VALUE             AMOUNT             VALUE           VALUE
                               ------------------ ---------------- ------------------- ---------------- ---------------
           Interest rate swaps     $  6,260,365     $   269,262      $   8,316,000      $  (695,966)     $ (426,704)

           Cross-currency
              swaps                   2,425,849                            106,579
                                                        477,782                             (13,220)        464,562
           Put-swaptions             27,500,000                         10,000,000         (161,221)          3,666
                                                        164,887
           Futures                        3,168               -                  -                -              -

           Equity index call
              options                 1,742,550          96,221                  -                -          96,221

           Equity index swaps             3,035           1,506            215,438          (44,147)        (42,641)
                                ------------------ ---------------- ------------------- ---------------- ---------------
                                    $ 37,934,967    $ 1,009,658       $  18,638,017      $  (914,554)     $   95,104
                                ================== ================ =================== ================ ===============

                                                         DECEMBER 31, 2002
                                     OTHER INVESTED ASSETS                 OTHER LIABILITIES
                               ------------------- --------------- ------------------------------------
                                  CONTRACTUAL/                       CONTRACTUAL/                           NET
                                    NOTIONAL           FAIR            NOTIONAL            FAIR             FAIR
                                     AMOUNT           VALUE             AMOUNT             VALUE           VALUE
                               ------------------- --------------- ------------------- ---------------- ---------------

           Interest rate swaps   $   3,590,363      $ 297,659       $  8,345,000        $  (924,565)      $(626,906)

           Cross-currency
              swaps                  1,861,647        199,487            866,207            (43,777)        155,709

           Put-swaptions            15,500,000         22,055                  -                  -          22,055

           Futures                       7,007               -                 -                  -               -
           Equity index
              call    options        1,778,550          80,213                 -                  -          80,213

           Equity index swaps            5,613           1,146           225,640            (54,034)        (52,888)
                               ------------------- --------------- ------------------- ---------------- ---------------
                                 $  22,743,180      $  600,560      $  9,436,847        $(1,022,376)      $(421,817)
                               =================== =============== =================== ================ ===============

     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2003 and 2002, the estimated fair value of loaned securities was $903.8 million and $2,417.6 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $921.8 million and $2,485.6 million at December 31, 2003 and 2002, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):

                                                                 YEARS ENDED DECEMBER 31,
                                                       2003                 2002               2001
                                                 -----------------    -----------------  ------------------
     Fixed maturities                            $      2,344,425     $      2,353,722    $     2,186,400

     Other investment income                              452,171              365,205            432,373
                                                 -----------------    -----------------  ------------------
       Total investment income                          2,796,596            2,718,927          2,618,773
     Less investment expenses                             (72,852)             (63,252)           (56,007)
                                                 -----------------    -----------------  ------------------
       Net investment income                     $      2,723,744     $      2,655,675    $     2,562,766
                                                 =================    =================  ==================

5. INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES (CONTINUED)

     Risk management activity, including gains, losses and change in fair value of derivative instruments and embedded derivatives, is as follows (in thousands):

                                                                 YEARS ENDED DECEMBER 31,
                                                       2003                 2002               2001
                                                 -----------------    -----------------  ------------------
     Interest rate swaps                         $        (47,088)    $       (445,785)  $       (289,674)
     Put-swaptions                                          3,511              (26,474)            15,026
     Futures                                                4,185                6,354            (15,168)
     Equity index call options                           (124,489)             (66,342)          (123,152)
     Equity index swaps                                     3,554              (20,454)               228
     Variable annuity reinsurance                         (25,992)                   -                  -
                                                 -----------------    -----------------  ------------------
       Risk management activity                   $      (186,319)    $       (552,701)  $       (412,740)
                                                 =================    =================  ==================

     Net realized losses on investments are as follows (in thousands):

                                                                 YEARS ENDED DECEMBER 31,
                                                       2003                 2002               2001
                                                 -----------------    -----------------  ------------------
     Sales of fixed maturities
       Gross gains                                 $      261,662       $      262,050     $       90,044

       Gross losses                                      (139,220)            (215,243)          (138,197)
     Sales of equities
       Gross gains                                         19,767               11,238             26,546
       Gross losses                                        (1,018)              (8,664)           (20,107)
     Impairment losses                                   (202,088)            (529,145)          (600,595)
     Other invested assets, net                                 -                    -             27,614
                                                 -----------------    -----------------  ------------------
       Total before minority interest                     (60,897)            (479,764)          (614,695)
     Minority interest                                    (13,966)              20,980             47,041
                                                 -----------------    -----------------  ------------------
       Total, net of minority interest             $      (74,863)      $     (458,784)    $     (567,654)
                                                 =================    =================  ==================

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the consolidated income statement.

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; and an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its credit worthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the current and short term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions, such as increasing interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery, are usually determined to be temporary.


5. INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES (CONTINUED)

     The risks inherent in reviewing the impairment of any investment include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or the Company may later decide to sell the security as a result of changed circumstances.

     To the extent factors contributing to the impairment losses recognized in 2003, 2002 and 2001 affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF 99-20 when evaluating whether impairments on its structured securities, including asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows. As previously noted, a cumulative effect adjustment, which is not included in the previous table, was recorded in connection with the adoption of EITF 99-20 in 2001.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the statement of operations in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

6.   VALUE OF ACQUIRED INSURANCE, CORE DEPOSITS AND GOODWILL

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     Goodwill and core deposits represent the excess of purchase price over the fair value of assets acquired in the purchases of Jackson Federal, Highland and the Fremont branch.

     In accordance with FAS 142, the Company annually reviews the recoverability of the goodwill asset. At December 31, 2003 and 2002, the goodwill asset was deemed to be recoverable, and, accordingly, no impairment adjustment was recorded.

6.   VALUE OF ACQUIRED INSURANCE, CORE DEPOSITS AND GOODWILL (CONTINUED)

     The amortization of acquired insurance, core deposits and goodwill was as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                          2003                2002                2001
                                                    -----------------   ------------------   ------------------
     Value of acquired insurance:
       Balance, beginning of year                     $  86,297          $  104,776          $  122,212

       Interest, at rates varying from 6.5% to 9.5%       7,174               8,953              10,625
       Amortization                                     (26,821)            (27,432)            (28,061)
                                                     -----------------   ------------------  ------------------
       Balance, end of year                              66,650              86,297             104,776
                                                     -----------------   ------------------  ------------------
                                                     -----------------   ------------------  ------------------

     Core deposits:
        Balance, beginning of year                          10,596               11,221              13,325
        Acquisitions and adjustments                           -                  1,598                  -
        Amortization                                       (2,332)               (2,223)             (2,104)
                                                     -----------------   ------------------  ------------------
                                                     -----------------   ------------------  ------------------
        Balance, end of year                                8,264                10,596              11,221
                                                     -----------------   ------------------  ------------------
                                                     -----------------   ------------------  ------------------

     Goodwill:
       Balance, beginning of year                          54,380                54,380              56,256

       Acquisitions and adjustments                             -                     -               1,042
          Amortization                                          -                     -              (2,918)
                                                     -----------------   ------------------  ------------------
                                                     -----------------   ------------------  ------------------
       Balance, end of year                                54,380                54,380              54,380
                                                     -----------------   ------------------  ------------------
                                                     -----------------   ------------------  ------------------

     Value of insurance in force, core deposits and goodwill:

          Balance, beginning of year                      151,273               170,377             191,793

          Acquisitions and adjustments                          -                 1,598               1,042

             Net amortization                             (21,979)              (20,702)            (22,458)

                                                     -----------------   ------------------  ------------------
                                                     -----------------   ------------------  ------------------
          Balance, end of year                        $   129,294         $    151,273       $      170,377
                                                     =================   ==================  ==================

     As noted previously, effective January 1, 2002, goodwill in the amount of $54.4 million is no longer amortized to earnings. The estimated future amortization expense of acquired insurance in force and core deposits, net of interest, is as follows (in thousands):

     2004                                     $      23,214
     2005                                            24,491
     2006                                            25,685
     2007                                             1,182
     2008                                               228
     Thereafter                                         114
                                              --------------
          Total                               $      74,914
                                              ==============

7.   SAVINGS DEPOSITS

     Savings deposits are summarized as follows at December 31, 2003 and 2002
(in thousands):
                                                           2003                                 2002
                                              --------------------------------     --------------------------------
                                                                  WEIGHTED                             WEIGHTED
                                                                   AVERAGE                             AVERAGE
                      TYPE                       AMOUNT             RATE             AMOUNT              RATE
                                              --------------    --------------    --------------    ---------------
     Non-interest bearing deposits              $    34,326          0.00%          $    23,345          0.00%
     Demand deposits                                 77,268          0.36                67,075          0.35
     Passbook and statement savings                  35,958          0.50               125,948          0.50
     Money market                                   276,618          1.61                70,740          2.12
     Time deposits                                  691,380          2.84               758,722          3.51
                                              --------------    --------------    --------------    ---------------
          Total                                 $ 1,115,550          2.30%          $ 1,045,830          2.92%
                                              ==============    ==============    ==============    ===============
7.   SAVINGS DEPOSITS (CONTINUED)

     The contractual maturities of time deposits, by year, at December 31, 2003 are as follows (in thousands):

     YEARS ENDING DECEMBER 31,
             2004                                 $ 376,097
             2005                                   109,931
             2006                                    52,082
             2007                                    74,315
             2008                                    78,955
                                              --------------
                Total                             $ 691,380
                                              ==============

     Interest expense on deposit accounts, included in interest credited on deposit liabilities, is summarized as follows (in thousands):
                                                                          YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------------------
                                                               2003                  2002                 2001
                                                        -------------------    -----------------    -----------------
     Demand, passbook and money market                         $     5,322      $     4,091           $    5,189

     Time deposits                                                  22,230
                                                                                     27,644               31,481
                                                        -------------------    -----------------    -----------------
          Total                                                $    27,552      $    31,735           $   36,670
                                                        ===================    =================    =================

     Time deposits greater than $100,000 totaled approximately $298.8 million and $340.1 million at December 31, 2003 and 2002, respectively.

8.   NOTES AND BANK DEBT

     The aggregate carrying value and fair value of notes and bank debt at December 31, 2003 and 2002 are as follows (in thousands):

                                                                                DECEMBER 31,
                                                                   2003                             2002
                                                        ----------------------------    -----------------------------
                                                          CARRYING                        CARRYING
                                                            VALUE       FAIR VALUE          VALUE       FAIR VALUE
                                                        -------------- -------------    -------------- --------------
       Surplus notes                                    $    249,223   $    296,470      $    249,212     $  288,065
       Federal Home Loan Bank Advances                       467,000        469,495           384,388        394,558
       PPMA Funds                                                            38,929           199,385        191,553
                                                              43,254
       Tuscany notes                                         229,919        229,919           270,523        270,523
                                                        -------------- -------------    -------------- --------------
                 Total                                  $    989,396   $  1,034,813      $  1,103,508    $ 1,144,699
                                                        ============== =============    ============== ==============

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2003, 2002 and 2001.

     FEDERAL HOME LOAN BANK ADVANCES
     Jackson Federal utilizes the credit programs offered by the Federal Home Loan Bank ("FHLB"). FHLB advances, maturing in years through 2008, totaled $467.0 million and $384.4 million at December 31, 2003 and 2002,

8.   NOTES AND BANK DEBT (CONTINUED)

     respectively, at weighted average interest rates of 2.08% and 3.33%, respectively. Fixed rate advances totaled $440.0 million and $356.6 million at December 31, 2003 and 2002, respectively. The advances are collateralized by mortgage loans and mortgage-backed securities totaling $875.9 million and $839.7 million at December 31, 2003 and 2002, respectively. Interest paid totaled $12.4 million, $15.1 million and $17.2 million in 2003, 2002 and 2001, respectively.

     PPMA FUNDS
     Consolidation of the PPMA Funds results in the debt obligations of the funds being reflected in the Company's consolidated financial statements.

     SIF I has issued $70.0 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest is due semi-annually. The SIF I Notes are collateralized and secured pursuant to an indenture between the issuer and Chase Bank of Texas, N.A., as trustee. The SIF I Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     SIF I has also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it may borrow up to $200.0 million. The SIF I Facility is a revolving extendable credit facility which matures June 15, 2004. Borrowings under the SIF I Facility bear interest at a variable rate. SIF I may choose rates based on the Eurodollar loan rate plus 1.75% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. There were no outstanding borrowings at December 31, 2003 and the outstanding borrowings at December 31, 2002 bore interest rates ranging from 3.56% to 3.69%.

     CBO II has issued $71.0 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest is due semi-annually. The CBO II Notes are secured pursuant to an indenture between the issuer and Texas Commerce Bank, N.A., as trustee. The CBO II Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     CBO II also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it could borrow up to $236.5 million. The CBO II Facility was a revolving extendable credit facility which matured on June 15, 2003. Borrowings under the CBO II Facility bore interest at a variable rate. CBO II chose rates based on the Eurodollar loan rate plus 1.00% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. There were no outstanding borrowings at December 31, 2003 and the outstanding borrowings at December 31, 2002 bore interest rates ranging from 3.63% to 5.06%.

     Outstanding debt balances on the PPMA Funds at December 31, 2003 and 2002 are as follows (in thousands):

                                                      SIF I            CBO II           Total
                                                  --------------    -------------    -------------
         DECEMBER 31, 2003:
         Subordinated secured notes                $  30,304        $     12,950      $  43,254

         Revolving credit facility                         -                   -              -
                                                  --------------    -------------    -------------

         Total outstanding                         $  30,304        $     12,950      $  43,254
                                                  ==============    =============    =============

         DECEMBER 31, 2002:
         Subordinated secured notes                $  33,319        $     45,000      $  78,319
         Revolving credit facility                    78,375              42,691        121,066
                                                  --------------    -------------    -------------
         Total outstanding                         $ 111,694        $     87,691      $ 199,385
                                                  ==============    =============    =============

     Interest paid on the debt totaled $11.5 million, $11.8 million and $17.0 million in 2003, 2002 and 2001, respectively.

     TUSCANY NOTES
     On December 19, 2001, Tuscany issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling
     $450.0 million, due February 25, 2010 were sold to unrelated parties. In
     2003, the second most senior notes, initially totaling $129.0 million, due
     February 25, 2015 were sold to unrelated parties.

8.   NOTES AND BANK DEBT (CONTINUED)

     The most senior notes bear interest at Libor plus .38% and the second most senior notes bear interest at Libor plus .47% (collectively, "Tuscany
     Notes"). At December 31, 2003 and 2002, the weighted average rate on the Tuscany Notes was 1.57% and 2.16%, respectively. Interest paid totaled $3.5 million, $7.9 million and $27 thousand in 2003, 2002 and 2001, respectively.

9.   REVERSE REPURCHASE AGREEMENTS

     During 2003 and 2002, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $1,493.1 million and $365.9 million during 2003 and 2002, respectively, at weighted average interest rates of 0.67% and 1.43%, respectively. There was no outstanding balance under such borrowings at December 31, 2003 or 2002. Interest paid totaled $10.1 million, $5.2 million and $27.4 million in 2003, 2002 and 2001, respectively. The highest level of short-term borrowings at any month end was $2,481.1 million in 2003, and $521.4 million in 2002.

10.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     Effective December 31, 2002, upon approval of the Michigan Commissioner of
     Insurance, JNL ceded the guaranteed minimum death benefit coverage associated with variable annuities to an affiliate, Prudential Atlantic
     Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The 2002 income statement impact of the transaction was immaterial, as the initial reinsurance premium approximated the reinsurance recoverable arising under the treaty.

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2003               2002                2001
                                                     ------------------ ------------------  -----------------
     Direct life premiums                              $   327,425       $  338,093          $  337,250

     Assumed life premiums                                       7             (277)              3,519

     Less reinsurance ceded:
       Life                                               (126,829)        (126,122)           (117,620)
       Annuity                                             (27,192)         (59,000)                  -
                                                     ------------------ ------------------  -----------------
         Total net premiums                            $   173,411       $  152,694          $  223,149

                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):
                                                                 DECEMBER 31,
                                                           2003               2002
                                                     ------------------ ------------------
     Ceded reserves:
       Life                                            $   504,537       $  440,284

       Annuity
                                                            46,313           58,240
     Ceded claims liability
                                                            18,965           14,071
     Ceded - other
                                                             8,609           12,436
                                                      ------------------ ------------------
       Total                                           $   578,424       $  525,031
                                                     ================== ==================

     Reserves reinsured through Brooke Life were $63.7 million and $65.4 million at December 31, 2003 and 2002, respectively. Reserves reinsured through PARC were $43.9 million and $58.2 million at December 31, 2003 and 2002, respectively.

11.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2003               2002                2001
                                                     ------------------ ------------------  -----------------
     Current tax expense (benefit)                     $   118,356        $   137,400        $     (15,588)

     Deferred tax expense (benefit)                         55,828           (285,863)            (101,474)
                                                     ------------------ ------------------  -----------------

     Federal income tax expense (benefit)              $   174,184        $  (148,463)       $    (117,062)
                                                     ================== ==================  =================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2003, 2002 and 2001 as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2003               2002                2001
                                                     ------------------ ------------------  -----------------
     Income taxes at statutory rate                    $     174,160     $  (149,047)        $     (118,220)

     Other                                                        24             584                  1,158
                                                     ------------------ ------------------  -----------------
     Provision for federal income taxes                $     174,184     $  (148,463)        $     (117,062)
                                                     ================== ==================  =================

     Effective tax rate                                         35.0%           34.9%                  34.7%
                                                     ================== ==================  =================

     Federal income taxes paid (received) were $182.4 million, $(45.0) million and $71.0 million in 2003, 2002 and 2001, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):
                                                                                            DECEMBER 31,
                                                                                      2003                2002
                                                                                ------------------ -------------------

     GROSS DEFERRED TAX ASSET

     Policy reserves and other insurance items                                  $         640,042  $         573,634
     Difference between financial reporting and the tax basis of:
          Investments                                                                     608,768            619,462
          Deferred compensation                                                            37,279             30,757
     Other, net                                                                            23,953             18,794
                                                                                ------------------ -------------------
     Total gross deferred tax asset                                                     1,310,042          1,242,647
                                                                                ------------------ -------------------


     GROSS DEFERRED TAX LIABILITY


     Deferred acquisition costs                                                          (483,990)          (524,287)
     Difference between financial reporting and the tax basis of:
        Value of the insurance in-force                                                   (23,328)           (30,204)
        Other assets                                                                       (9,046)            (2,194)
     Net unrealized gains on available for sale securities                               (756,016)          (398,715)
     Other, net                                                                           (12,848)           (10,477)
                                                                                ------------------ -------------------
     Total gross deferred tax liability                                                (1,285,228)          (965,877)
                                                                                ------------------ -------------------

     Net deferred tax asset                                                     $           24,814 $         276,770
                                                                                ================== ===================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2003, the Company had a federal tax capital loss carryforward of approximately $237.5 million, which will expire in the years 2006 through 2008.


12.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2003 and 2002, the Company's reserve for future state guaranty fund assessments was $45.7 million and $41.0 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company has unfunded commitments related to its investments in limited partnerships totaling $386.3 million and $482.8 million at December 31, 2003 and 2002, respectively.

     The Company leases office space and equipment under several operating leases that expire at various dates through 2010. In 2002, JNL sold and leased back certain aircraft and computer software valued at $39.9 million. There was no gain or loss on the sale-leaseback transactions. Lease expense was $31.8 million, $15.2 million and $17.1 million in 2003, 2002 and 2001, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

           2004                  $  16,873
           2005                     16,284
           2006                      5,691
           2007                      5,528
           2008                      5,114
           Thereafter                4,489
                                 -------------
           Total                 $  53,979
                                 =============

     JNL subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $3.1 million. Lease income for the subleased property totaled $0.2 million in 2003.

13.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. In 2004, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $340 million.

     The Company received capital contributions from its parent of $49.3 million in 2003 and $614.4 million in 2002. The capital contributions included $29.3 million and $24.4 million in 2003 and 2002, respectively, from Brooke Life forgiving an intercompany tax liability. Dividend payments were $85.2 million, $142.0 million and $131.1 million in 2003, 2002 and 2001, respectively.

     Statutory capital and surplus of the Company was $3.0 billion and $2.9 billion at December 31, 2003 and December 31, 2002, respectively. Statutory net income (loss) of the Company was $148.3 million, $(258.4) million and $(201.6) million in 2003, 2002 and 2001, respectively.

13.  STOCKHOLDER'S EQUITY (CONTINUED)

     The Michigan Commissioner of Insurance has indicated that the Office of Financial and Insurance Services will grant a permitted practice effective January 1, 2003 with respect to accounting for derivatives. This permitted practice will result in a decrease to statutory surplus of approximately $40.0 million at December 31, 2003.

     The Company, with the explicit permission of the Michigan Commissioner of Insurance, recognized at December 31, 2002, the reserve credit for reinsurance ceded to an unauthorized affiliated reinsurer. Collateral, in the form of letters of credit, was secured on January 30, 2003. This permitted practice resulted in an increase to statutory surplus of $388.6 million at December 31, 2002.

     Jackson Federal is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum requirements would subject Jackson Federal to various regulatory actions ranging from increased scrutiny to conservatorship. At December 31, 2003, Jackson Federal is categorized as well capitalized under the regulatory framework for prompt corrective action established by the Office of Thrift Supervision.

14.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc., a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $32.7 million, $32.9 million and $28.5 million to PPM for investment advisory services during 2003, 2002 and 2001, respectively.

     In 2003, JNL entered into shared services administrative agreements with affiliates PPM America, Inc. ("PPMA") and National Planning Holding Company, Inc. ("NPH"). Under the shared services administration agreements, JNL allocated $7.1 million of certain management and corporate services expenses to affiliates.

     In 2003, JNL provided a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2003. During the year, interest and commitment fees totaled $100 thousand.

     In 2003, JNL provided a $20.0 million revolving credit facility to Investment Centers of America, Inc., a wholly owned subsidiary of NPH. The loan is unsecured, matures on November 14, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.10% per annum. There was no balance outstanding at December 31, 2003. During the year, interest and commitment fees totaled $6 thousand.

     On March 12, 2001, Prudential announced that it had entered into a merger agreement ("Merger Agreement") with American General Corporation ("American General), a diversified financial services organization. On April 3, 2001, American International Group, Inc. announced that it made a conditional proposal to acquire American General. On May 11, 2001, Prudential announced that the merger agreement with American General was officially terminated. In December 2001, JNL received approximately $85.6 million from Prudential for certain guaranteed completion and integration expenses related to the aborted merger, resulting in a $28.7 million capital contribution equal to the tax benefit associated with the payments.

15.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $8.1 million, $7.1 million and $5.9 million in 2003, 2002 and 2001, respectively.

15.  BENEFIT PLANS (CONTINUED)

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2003 and 2002, the liability for such plans totaled $113.2 million and $91.5 million, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. Accordingly, the Company's expense related to these plans is limited to minor administrative costs.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:
               (1)  Financial  statements  and  schedules  included  in  Part A:
                          Not Applicable

               (2)  Financial statements and schedules included in Part B:

                    Jackson National Separate Account - I:

                        [TO BE UPDATED BY AMENDMENT]

                    Jackson National Life Insurance Company:

                    Report of Independent Accountants
                    Consolidated Balance Sheet as of December 31,
                         2003 and 2002
                    Consolidated Income Statement for the
                         years ended December 31, 2003, 2002, and 2001
                     Consolidated Statement of Stockholder's Equity and
                         Comprehensive Income for the years ended December 31, 2003, 2002, and 2001
                    Consolidated Statement of Cash flows for the
                         years ended December 31, 2003, 2002, and 2001
                    Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

Exhibit
No.             Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 21, 1999 (File Nos. 33-82080 and 811-8664).

2.       Not Applicable

3. General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996 (File Nos. 33-82080 and 811-8664).

4.a.     Specimen of the Perspective II Fixed and Variable Annuity
         Contract, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-
         8664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001
        (File Nos. 333-70472 and 811-8664).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

g. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

h. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

i. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

j. Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

l. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

m. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

n. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

o. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

p. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

q. Speciman of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).

r. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).

s. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).

t. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).

u. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).

v. Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-8664).

w. Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-8664).

x. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

y. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

z. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

aa. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

bb. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

cc. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

dd. Specimen of 4% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

ee. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

ff. Specimen of 3 year Withdrawal Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

gg. Specimen of Guaranteed Minimum Income Benefit Endorsement, attached hereto.

hh. Specimen of the Perspective II Fixed and Variable Annuity contract, attached hereto.

5.a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5, filed on May 1, 2003 (File Nos. 333-70472 and 811-8664).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

d. Form of the Perspective II Fixed and Variable Annuity Application, attached hereto.

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996 (File Nos. 33-82080 and 811-8664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on
         April 30, 1996 (File Nos. 33-82080 and 811-8664).

7.a. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7, filed on August 11, 2003 (File Nos. 33-82080 and 811-8664).

b. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7, filed on August 11, 2003 (File Nos. 33-82080 and 811-8664).

c. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 8, filed on December 15, 2003 (File Nos. 33-82080 and 811-8664).

8.       Not Applicable

9.       Opinion and Consent of Counsel, attached hereto.

10.      Consent of Independent Accountants, to be filed by amendment.

11.      Not Applicable

12.      Not Applicable

13. Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 17, filed on October 5, 2001 (File Nos. 33-82080 and 811-8664).

13.a.    Computation  of   Performance,   incorporated   by  reference  to  the
         Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).

Item 25. Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, MI 48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, MI 48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, MI 48951

         John H. Brown                      Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, MI 48951

         Marianne Clone                     Vice President - Administration
         1 Corporate Way
         Lansing, MI 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, MI 48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Application Coordinator
         Lansing, MI 48951

         Lisa C. Drake                      Senior Vice President & Chief
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Senior Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, MI 48951                  Operations

         Victor A. Gallo                    Senior Vice President -
         1 Corporate Way                    Group Pension
         Lansing, MI 48951

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         James Golembiewski                 Vice President - Compliance
         1 Corporate Way
         Lansing, MI 48951

         Lou E. Hensley                     Vice President - Corporate
         1 Corporate Way                    Development
         Lansing, MI 48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Treasurer & Director

         Stephen A. Hrapkiewicz, Jr.        Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI 48951

         Clifford J. Jack                   Executive Vice President and
         8055 E. Tufts Avenue               Chief Distribution Officer
         Suite 1000
         Denver, CO 80237

         Cheryl L. Johns                    Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Lynn W. Lopes                      Vice President - Group
         1 Corporate Way                    Pension
         Lansing, MI 48951

         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way                    & Director
         Lansing, MI 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel &
         Lansing, MI 48951                  Secretary

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         Jacky Morin                        Vice President -
         1 Corporate Way                    Group Pension
         Lansing, MI 48951

         P. Chad Myers                      Senior Vice President - Asset/
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         J. George Napoles                  Executive Vice President &
         1 Corporate Way                    Chief Administration Officer
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Fund
         225 W. Wacker Drive                Accounting and Administration
         Suite 1200
         Chicago, IL 60606

         Russell E. Peck                    Vice President & Assistant
         1 Corporate Way                    Controller - Financial Reporting
         Lansing, MI 48951

         Bradley J. Powell                  Vice President - Institutional
         210 Interstate North Parkway       Marketing Group
         Suite 401
         Atlanta, GA 30339-2120

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way
         Lansing, Michigan 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         James R. Sopha                     Executive Vice President -
         1 Corporate Way                    Corporate Development
         Lansing, MI 48951

         Robert M. Tucker, Jr.              Vice President - Regional IT
         1 Corporate Way
         Lansing, MI 48951

         Michael A. Wells                   Chief Operating Officer
         401 Wilshire Boulevard             & Director
         Suite 1200
         Santa Monica, CA 90401

         Karen S. Weidman                   Vice President - Denver Service
         8055 E. Tufts Avenue               Center
         Suite 1000
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

           Company             State of Organization          Control/Ownership           Business Principal

Alaiedon, LLC                   Michigan                     100% Hermitage
                                                             Management LLC

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

Gloucester Holdings             Delaware                     100% Jackson National Life   Adhesives
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Company Insurance

Holborn Delaware Corporation    Delaware                     80% Prudential One           Holding Company Activities
                                                             Limited, 10% Prudential
                                                             Two Limited, 10%
                                                             Prudential Three Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

Jackson Federal Bank            USA                          100% JNL Thrift Holdings,    Savings & Loan
                                                             Inc.

JNL Investors Series Trust      Massachusetts                100% Jackson National        Investment Company
                                                             Life Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National        Life Insurance
(Bermuda) Ltd.                                               Life Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of New York                                Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                             Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                             Account II

LePages Management Co., LLC     Delaware                     50% Jackson National Life    Adhesives
                                                             Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential Atlantic             Ireland                      100% Prudential              Reinsurance
Reinsurance Company                                          Corporation
                                                             Holdings Limited

Prudential Corporation          United Kingdom               100% Prudential              Holding Company Activities
Holdings Limited                                             Corporation plc

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential              Holding Company Activities
                                                             Corporation Holdings
                                                             Limited

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                             Holdings, Inc.


Item 27. Number of Contract Owners as of February 13, 2004.

                  Non-Qualified - 23,068
                  Qualified - 28,066

Item 28.  Indemnification

     Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

     (b) Directors and Officers of Jackson National Life Distributors, Inc.:

Name and                           Positions and Offices
Business Address                   with Underwriter
----------------                   ----------------

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed Annuities Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Market Planning and
8055 E. Tufts Avenue               Analysis
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Doug Campbell                      Senior Vice President and National Sales
8055 E. Tufts Avenue               Director
Suite 1100
Denver, CO 80237

Maura Collins                      Vice Presdent - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Robert DeChellis                   Executive Vice President - National Sales
8055 E. Tufts Avenue               Manager
Suite 1000
Denver, CO 80237

Anthony L. Dowling                 Assistant Vice President and
8055 E. Tufts Avenue               Chief Compliance Officer
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Steve Goldberg                     Vice President - Guaranteed Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Luis Gomez                         Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                      Senior Vice President - Marketing
8055 E. Tufts Avenue               and Corporate Communications
Suite 1100
Denver, CO 80237

Steve Kluever                      Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Nicholas Koutouras                 Vice President - Offshore Product Management
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

David R. Lilien                    Senior Vice President - National Sales
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Senior Vice President - Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Project Management/
8055 E. Tufts Avenue               Business Solutions
Suite 1100
Denver, CO 80237

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Vice President - Variable Annuity Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President and Controller
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

         (c)


                      Net Under      Compensation
                      -writing       on
                      Discounts      Redemption
Name of Principal     and            or Annuiti       Brokerage
Underwriter           Commissions    -zation          Commissions   Compensation
-----------           -----------    -------          -----------   ------------

Jackson
National Life          Not            Not             Not           Not
Distributors, Inc.     Applicable     Applicable      Applicable    Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

          Not Applicable

Item 32. Undertakings and Representations

               a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
          (16) months old for so long as payment under the variable annuity contracts may be accepted.

               b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

               c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

               d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred,and the risks assumed by Jackson National Life Insurance Company.

               e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b)of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon,and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS
          Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of February, 2003.

                           Jackson National Separate Account - I
                                  (Registrant)

                           By:  Jackson National Life Insurance Company

                           By: /s/ Thomas J. Meyer*
                               -------------------------------------------
                                    Andrew B. Hopping
                                    Executive Vice President -
                                    Chief Financial Officer and Director

                           Jackson National Life Insurance Company
                                    (Depositor)

                           By: /s/ Thomas J. Meyer*
                               -------------------------------------------
                                     Andrew B. Hopping
                                     Executive Vice President -
                                     Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer*
-----------------------------------                            February 27, 2003
Clark P. Manning, President, Chief                             -----------------
Executive Officer and Director

/s/ Thomas J. Meyer*
-----------------------------------                            February 27, 2003
Michael A. Wells, Director                                     -----------------

/s/ Thomas J. Meyer*
-----------------------------------                            February 27, 2003
Andrew B. Hopping, Executive Vice President -                  -----------------
Chief Financial Officer and Director

/s/ Thomas J. Meyer*
-----------------------------------                            February 27, 2003
Robert A. Fritts, Vice President                               -----------------
and Comptroller - Financial Operations


* Thomas J. Meyer, Senior Vice President, Secretary,
General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 5th day of January 2004.

/s/ Clark P. Manning
-----------------------------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Michael A. Wells
-----------------------------------
Michael A. Wells, Director


/s/ Andrew B. Hopping
-----------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director


/s/ Robert A. Fritts
-----------------------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

                                  EXHIBIT LIST

Exhibit
No.       Description

4.gg Specimen of Guaranteed Minimum Income Benefit Endorsement, attached hereto as EX-99.4.gg

4.hh Specimen of the Perspective II Fixed and Variable Annuity contract, attached hereto.

5.d. Form of the Perspective II Fixed and Variable Annuity Application, attached hereto as EX-99.5.d.

9.        Opinion and Consent of Counsel, attached hereto as EX-99.9.